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                              [LOGO] Nationwide(R)

                                  NATIONWIDE(R)
                                    VARIABLE
                                    ACCOUNT-9

                               Semi-Annual Report

                                       to

                                 Contract Owners

                                  June 30, 2004

                        NATIONWIDE LIFE INSURANCE COMPANY

                           HOME OFFICE: COLUMBUS, OHIO

APO-3604-6/04

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                               [LOGO] Nationwide(R)

                        NATIONWIDE LIFE INSURANCE COMPANY
                ONE NATIONWIDE PLAZA, COLUMBUS, OHIO 43215-2220

                                     [PHOTO]

                               PRESIDENT'S MESSAGE

We are pleased to bring you the 2004 semi-annual report of the Nationwide Variable Account-9.

The performance of equity investments slowed during the first half of 2004 from their strong showing of the prior year. The recent volatility in energy prices and the resulting general economic uncertainty have helped keep a damper on stock prices. The Federal Reserve, on the other hand, is more optimistic in its economic outlook and has affirmed its view with two quarter-point increases in short term interest rates. We don't know the immediate resolution to these apparent conflicts, except that with the passing of time both positions will be supportable. We also know that an accurate forecast of the near-term direction of the stock market is further complicated by the unpredictability of events in this presidential election year.

In the meantime, we believe you are well positioned with your variable contract, and its varied array of investment options, to diversify your holdings to meet changing economic and market conditions. We are pleased you have chosen Nationwide and our investment products to help you achieve your financial planning and retirement objectives.


                               /s/ Mark R. Thresher
                           ---------------------------
                           Mark R. Thresher, President
                                 August 16, 2004

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How to Read the Semi-Annual Report

This semi-annual report is a presentation of the variable account as a whole and only describes the underlying contracts and products of the variable account in general terms. Please note the variable account may have more than one variable product available. Such products may have different underlying mutual funds available from those available in your contract. Therefore, not all funds listed in this report may be available in your contract. Please refer to your most recent account statement for specific information about your investment in the Nationwide Variable Account-9. Rules and regulations of the U.S. Securities and Exchange Commission and recognized conventions of accounting principles generally accepted in the United States of America prescribe the format and content of this report.

We also invite you to call our service center at 1-800-848-6331 if you have questions about your account, or you may access your account using our voice response unit. And, please visit our web-site at www.bestofamerica.com for additional information about your contract and to learn more about other products and services offered by Nationwide Financial.

The Semi-Annual Report has four major financial sections:

Statement of Assets, Liabilities and Contract Owners' Equity

This statement begins on page 4 and lists all of the underlying mutual funds of the variable account, the number of shares owned, the amount paid for the shares and their fair value as of the close of business on June 30, 2004. The mutual funds are listed in alphabetical order. The fair value of the assets changes as the underlying mutual funds change in value. As contract owners make exchange transactions between the funds, the number of shares increases or decreases accordingly. When money is deposited or withdrawn by a contract owner, shares are correspondingly purchased or redeemed. The total fair value of the funds is equal to the Total investments of the variable account.

Accounts receivable, if applicable, represents an asset of the variable account for fund shares purchased by contract owners and reinvested dividend shares added to contract owners' accounts, but not yet added to Total investments. Total investments plus Accounts receivable equal Total assets of the variable account.

Accounts payable, if applicable, is a liability of the variable account for fund shares redeemed by contract owners but not yet deducted from Total investments.

The Accounts receivable and Accounts payable balances are aggregated and presented as a net amount.

Total assets minus Accounts payable equals Contract owners' equity. A summary of Contract owners' equity by fund series may be found on page 86. This summary also includes certain performance measures for each fund series for the periods indicated.

Statements of Operations, Statements of Changes in Contract Owners' Equity

These statements begin on page 10 and present the financial activity of each underlying mutual fund sub-account of the variable account, for the periods indicated.

The Statements of Operations show income and expenses to the variable account from Investment activity for reinvested dividends and capital gain distributions paid by the underlying mutual funds; and expenses included are the mortality, expense and, if applicable, an administration charge, which are assessed through the daily unit value calculation and that represent an expense to the variable account and its contract owners. This statement also shows the realized gain or loss as mutual fund shares are sold, and the change in unrealized gain or loss, which represents the changes in fair value of the underlying fund shares.

The Statements of Changes in Contract Owners' Equity includes Investment activity for income and expenses shown on the Statements of Operations. In addition, the Equity transactions section of this statement illustrates the receipt of purchase payments, as new contracts are sold or additional payments are made to existing contracts. Also presented are deductions from the variable account when the contract owners withdraw money, as well as any contract level expenses. The sum of the above two sections represents the Net change in contract owners' equity which, when added to the beginning Contract owners' equity, equals Contract owners' equity at the end of the reporting period.

The Changes in Units section illustrates the number of units purchased and redeemed for each mutual fund sub-account during the period reported.

Notes to Financial Statements, beginning on page 64, provide further disclosures about the variable account and its underlying contract provisions.

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--------------------------------------------------------------------------------

                          NATIONWIDE VARIABLE ACCOUNT-9
          STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS' EQUITY

                                  June 30, 2004
                                   (UNAUDITED)

Assets:
   Investments at fair value:
      AIM VIF - Balanced Fund - Series I Shares (AIMBal)
         73,645 shares (cost $691,802) ..........................................................   $    762,228
      AIM VIF - Basic Value Fund - Series II Shares (AIMBValue2)
         713,313 shares (cost $6,025,136) .......................................................      7,960,574
      AIM VIF - Blue Chip - Series I Shares (AIMBlueCh)
         70,554 shares (cost $409,101) ..........................................................        467,070
      AIM VIF - Capital Appreciation Fund - Series I Shares (AIMCapAp)
         6,870 shares (cost $129,004) ...........................................................        149,217
      AIM VIF - Capital Appreciation Fund - Series II Shares (AIMCapAp2)
         76,622 shares (cost $1,329,365) ........................................................      1,652,735
      AIM VIF - Capital Development Fund - Series II Shares (AIMCapDev2)
         4,685 shares (cost $60,465) ............................................................         62,361
      AIM VIF - Core Equity Fund - Series I Shares (AIMCoreEq)
         7,436 shares (cost $135,527) ...........................................................        162,030
      AIM VIF - Premier Equity Fund - Series I Shares (AIMPreEq)
         23,540 shares (cost $427,619) ..........................................................        481,865
      AIM VIF - Premier Equity Fund - Series II Shares (AIMPreEq2)
         92,189 shares (cost $1,599,288) ........................................................      1,875,124
      Alliance VPSF - AllianceBernstein Growth & Income Portfolio - Class B (AlGrIncB)
         200,480 shares (cost $3,744,003) .......................................................      4,434,622
      Alliance VPSF - AllianceBernstein Small Cap Value Portfolio - Class B (AISmCapValB)
         390,986 shares (cost $4,353,786) .......................................................      5,911,710
      Alliance VPSF - AllianceBerntsein Premier Growth Portfolio - Class B (AlPremGrB)
         178,215 shares (cost $3,270,791) .......................................................      3,927,849
      American Century VP - Income & Growth Fund - Class I (ACVPIncGr)
         36,048,789 shares (cost $221,826,549) ..................................................    244,771,273
      American Century VP - Income & Growth Fund - Class II (ACVPIncGr2)
         749,238 shares (cost $4,107,829) .......................................................      5,087,328
      American Century VP - Inflation Protection Fund - Class II (ACVPInflaPro)
         3,765,664 shares (cost $38,954,951) ....................................................     38,485,082
      American Century VP - International Fund - Class I (ACVPInt)
         16,772,960 shares (cost $107,355,995) ..................................................    109,695,161
      American Century VP - International Fund - Class III (ACVPInt3)
         9,082,710 shares (cost $51,107,219) ....................................................     59,400,921
      American Century VP - Ultra(R) Fund - Class I (ACVPUltra)
         1,630,486 shares (cost $14,453,582) ....................................................     15,717,884
      American Century VP - Ultra(R) Fund - Class II (ACVPUltra2)
         329,542 shares (cost $2,610,502) .......................................................      3,170,194
      American Century VP - Value Fund - Class I (ACVPVal)
         63,384,880 shares (cost $437,383,503) ..................................................    515,319,071
      American Century VP - Value Fund - Class II (ACVPVal2)
         1,045,338 shares (cost $6,644,337) .....................................................      8,498,596
      BB&T VIF - Capital Manager Equity Fund (BBTCapMgr)
         221,983 shares (cost $2,226,066) .......................................................      2,752,593
      BB&T VIF - Large Cap Value Fund (BBTLgCapV)
         296,374 shares (cost $3,161,347) .......................................................      3,660,216
      BB&T VIF - Large Company Growth Fund (BBTLgCoGr)
         191,034 shares (cost $1,580,118) .......................................................      1,879,775
      BB&T VIF - Mid Cap Growth Fund (BBTMdCapGr)
         211,129 shares (cost $1,746,613) .......................................................      1,955,054

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
      Credit Suisse Trust - Global Post-Venture Capital Portfolio (CSGPVen)
         389,028 shares (cost $3,647,183) .......................................................   $    3,960,302
      Credit Suisse Trust - International Focus Portfolio (CSIntFoc)
         987,919 shares (cost $8,491,808) .......................................................        8,832,000
      Credit Suisse Trust - Large Cap Value Portfolio (CSLCapV)
         1,217,609 shares (cost $14,706,841) ....................................................       15,134,885
      Dreyfus Emerging Leaders Fund - Service Shares (DryELeadS)
         63,490 shares (cost $1,043,276) ........................................................        1,449,479
      Dreyfus IP - Small Cap Stock Index Portfolio - Service Class (DrySmCapIxS)
         3,395,800 shares (cost $44,077,167) ....................................................       48,763,685
      Dreyfus Socially Responsible Growth Fund, Inc., - Service Shares, The (DrySRGroS)
         16,783 shares (cost $352,242) ..........................................................          407,984
      Dreyfus Socially Responsible Growth Fund, Inc., The (DrySRGro)
         5,603,083 shares (cost $170,526,478) ...................................................      136,939,351
      Dreyfus Stock Index Fund, Inc.- Initial Shares (DryStkIx)
         36,376,416 shares (cost $1,149,669,870) ................................................    1,061,100,066
      Dreyfus VIF - Appreciation Portfolio - Initial Shares (DryVIFApp)
         4,873,643 shares (cost $165,101,016) ...................................................      170,918,659
      Dreyfus VIF - Appreciation Portfolio - Service Shares (DryVIFAppS)
         103,032 shares (cost $3,090,553) .......................................................        3,598,897
      Dreyfus VIF - Developing Leaders Portfolio - Initial Shares (DryVIFDevLd)
         10,889 shares (cost $330,051) ..........................................................          425,432
      Dreyfus VIF - International Value Portfolio - Initial Shares (DryVIFIntVal)
         29,131 shares (cost $309,837) ..........................................................          424,443
      Federated IS - American Leaders Fund II - Service Shares (FedAmLeadS)
         35,582 shares (cost $564,254) ..........................................................          687,086
      Federated IS - Capital Appreciation Fund II - Service Shares (FedCapApS)
         231,827 shares (cost $1,062,674) .......................................................        1,279,687
      Federated IS - High Income Bond Fund II - Service Shares (FedHiIncS)
         807,674 shares (cost $6,005,722) .......................................................        6,114,094
      Federated IS - Quality Bond Fund II - Primary Shares (FedQualBd)
         33,638,975 shares (cost $382,419,390) ..................................................      378,774,863
      Federated IS - Quality Bond Fund II - Service Shares (FedQualBdS)
         1,045,668 shares (cost $12,208,156) ....................................................       11,753,314
      Fidelity(R) VIP - Equity-Income Portfolio - Service Class (FidVIPEIS)
         36,423,130 shares (cost $797,480,492) ..................................................      854,850,855
      Fidelity(R) VIP - Equity-Income Portfolio - Service Class 2 (FidVIPEI2)
         686,106 shares (cost $12,751,247) ......................................................       15,993,129
      Fidelity(R) VIP - Growth Portfolio - Service Class (FidVIPGrS)
         21,334,781 shares (cost $773,314,445) ..................................................      667,992,010
      Fidelity(R) VIP - Growth Portfolio - Service Class 2 (FidVIPGr2)
         197,169 shares (cost $4,932,353) .......................................................        6,131,954
      Fidelity(R) VIP - High Income Portfolio - Service Class (FidVIPHIS)
         38,426,777 shares (cost $251,205,521) ..................................................      245,931,372
      Fidelity(R) VIP - Overseas Portfolio - Service Class (FidVIPOvS)
         4,154,739 shares (cost $57,862,037) ....................................................       64,481,548
      Fidelity(R) VIP - Overseas Portfolio - Service Class 2 R (FidVIPOvS2R)
         486,172 shares (cost $5,653,661) .......................................................        7,487,050
      Fidelity(R) VIP - Overseas Portfolio - Service Class R (FidVIPOvSR)
         4,637,643 shares (cost $61,185,839) ....................................................       71,883,471
      Fidelity(R) VIP II - Contrafund(R) Portfolio - Service Class (FidVIPConS)
         28,963,040 shares (cost $645,685,762) ..................................................      707,856,704
      Fidelity(R) VIP II - Contrafund(R) Portfolio - Service Class 2 (FidVIPCon2)
         583,352 shares (cost $11,131,877) ......................................................       14,169,624
      Fidelity(R) VIP II - Investment Grade Bond Portfolio - Service Class (FidVIPIGBdS)
         1,685,420 shares (cost $22,095,433) ....................................................       21,303,705
      Fidelity(R) VIP III - Growth Opportunities Portfolio - Service Class (FidVIPGrOpS)
         5,956,197 shares (cost $107,380,677) ...................................................       90,534,201
      Fidelity(R) VIP III - Mid Cap Portfolio - Service Class 2 (FidVIPMCap2)
         343,782 shares (cost $6,461,540) .......................................................        8,742,368
      Fidelity(R) VIP III - Value Strategies Portfolio - Service Class (FidVIPValS)
         5,428,689 shares (cost $70,062,635) ....................................................       70,844,392

                                                                     (Continued)

                                        5

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                          NATIONWIDE VARIABLE ACCOUNT-9

     STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS' EQUITY, Continued

      Fidelity(R) VIP III - Value Strategies Portfolio - Service Class 2 (FidVlPValS2)
         201,861 shares (cost $2,214,072) .......................................................   $  2,646,397
      First Horizon Capital Appreciation Portfolio (FHCapAp)
         89,866 shares (cost $890,936) ..........................................................      1,179,048
      First Horizon Core Equity Portfolio (FHCoreEq)
         240,159 shares (cost $2,067,687) .......................................................      2,317,534
      Franklin Templeton VIP - Franklin Rising Dividends Securities Fund - Class 2 (FrVIPRisDiv2)
         3,956 shares (cost $64,903) ............................................................         65,282
      Franklin Templeton VIP - Franklin Small Cap Value Securities Fund - Class 2 (FrVIPSmCapV2)
         1,730 shares (cost $22,614) ............................................................         23,874
      Franklin Templeton VIP - Templeton Foreign Securities Fund - Class 2 (FrVIPForSec2)
         5,674 shares (cost $71,339) ............................................................         71,551
      Gartmore GVIT Comstock Value Fund - Class I (GVITCVal)
         6,189,020 shares (cost $51,634,068) ....................................................     64,118,245
      Gartmore GVIT Dreyfus International Value Fund - Class II (GVITIntVal2)
         291 shares (cost $3,918) ...............................................................          4,061
      Gartmore GVIT Dreyfus International Value Fund - Class III (GVITIntVal3)
         1,186,425 shares (cost $15,801,027) ....................................................     16,562,488
      Gartmore GVIT Dreyfus Mid Cap Index Fund - Class I (GVITDMidCapI)
         18,529,138 shares (cost $238,141,056) ..................................................    288,683,970
      Gartmore GVIT Emerging Markets Fund - Class I (GVITEmMrkts)
         350,511 shares (cost $2,878,299) .......................................................      3,382,438
      Gartmore GVIT Emerging Markets Fund - Class III (GVITEmMrkts3)
         4,196,975 shares (cost $38,671,341) ....................................................     40,500,813
      Gartmore GVIT Emerging Markets Fund - Class VI (GVITEmMrkts6)
         6,725 shares (cost $62,976) ............................................................         64,893
      Gartmore GVIT Federated High Income Bond Fund - Class I (GVITFHiInc)
         23,523,503 shares (cost $181,155,473) ..................................................    184,894,735
      Gartmore GVIT Global Financial Services Fund - Class I (GVITGlFin1)
         3,712 shares (cost $43,385) ............................................................         43,652
      Gartmore GVIT Global Financial Services Fund - Class III (GVITGlFin3)
         719,018 shares (cost $8,656,018) .......................................................      8,455,656
      Gartmore GVIT Global Health Sciences Fund - Class I (GVITGlHlth)
         8,636 shares (cost $90,663) ............................................................         90,856
      Gartmore GVIT Global Health Sciences Fund - Class III (GVITGlHlth3)
         2,996,025 shares (cost $30,691,937) ....................................................     31,578,103
      Gartmore GVIT Global Technology and Communications Fund - Class III (GVITGlTech3)
         6,349,211 shares (cost $22,808,995) ....................................................     23,936,524
      Gartmore GVIT Global Technology and Communications Fund - Class I (GVITGlTech)
         944,481 shares (cost $3,739,163) .......................................................      3,532,361
      Gartmore GVIT Global Utilities Fund - Class I (GVITGlUtl1)
         5,909 shares (cost $54,840) ............................................................         56,727
      Gartmore GVIT Global Utilities Fund - Class III (GVITGlUtl3)
         428,116 shares (cost $3,805,955) .......................................................      4,118,476
      Gartmore GVIT Government Bond Fund - Class I (GVITGvtBd)
         60,308,043 shares (cost $727,830,327) ..................................................    691,733,252
      Gartmore GVIT Government Bond Fund - Class II (GVITGvtBd2)
         1,580,982 shares (cost $19,343,348) ....................................................     18,086,429
      Gartmore GVIT Growth Fund - Class I (GVITGrowth)
         9,034,644 shares (cost $82,611,242) ....................................................     92,514,760
      Gartmore GVIT ID Aggressive Fund - Class II (GVITIDAgg)
         5,962,004 shares (cost $58,945,856) ....................................................     64,151,167
      Gartmore GVIT ID Conservative Fund - Class II (GVITIDCon)
         10,799,092 shares (cost $107,735,537) ..................................................    110,906,672
      Gartmore GVIT ID Moderate Fund - Class II (GVITIDMod)
         34,788,783 shares (cost $332,149,135) ..................................................    371,544,204
      Gartmore GVIT ID Moderately Aggressive Fund - Class II (GVITIDModAgg)
         16,875,872 shares (cost $158,642,962) ..................................................    182,596,936

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
      Gartmore GVIT ID Moderately Conservative Fund - Class II (GVITIDModCon)
         16,275,778 shares (cost $158,205,718) ..................................................   $170,895,665
      Gartmore GVIT International Growth Fund - Class I (GVITIntGro)
         168,512 shares (cost $976,394) .........................................................      1,056,567
      Gartmore GVIT International Growth Fund - Class III (GVITIntGro3)
         782,500 shares (cost $4,343,381) .......................................................      4,906,275
      Gartmore GVIT International Value Fund - Class VI (GVITIntVal6)
         2,909 shares (cost $38,755) ............................................................         40,662
      Gartmore GVIT J.P. Morgan Balanced Fund - Class I (GVITJPBal)
         16,588,769 shares (cost $160,151,560) ..................................................    156,763,868
      Gartmore GVIT Mid Cap Growth Fund - Class I (GVITSMdCpGr)
         4,200,532 shares (cost $80,951,817) ....................................................     95,940,154
      Gartmore GVIT Money Market Fund - Class I (GVITMyMkt)
         693,463,721 shares (cost $693,463,721) .................................................    693,463,721
      Gartmore GVIT Nationwide(R) Fund - Class I (GVITNWFund)
         41,161,298 shares (cost $525,356,064) ..................................................    429,723,953
      Gartmore GVIT Nationwide(R) Fund - Class II (GVITNWFund2)
         225,030 shares (cost $1,923,178) .......................................................      2,344,816
      Gartmore GVIT Nationwide(R) Leaders Fund - Class I (GVITLead)
         283 shares (cost $3,370) ...............................................................          3,481
      Gartmore GVIT Nationwide(R) Leaders Fund - Class III (GVITLead3)
         457,820 shares (cost $4,717,061) .......................................................      5,649,504
      Gartmore GVIT Small Cap Growth Fund - Class I (GVITSmCapGr)
         7,443,410 shares (cost $96,036,170) ....................................................     99,890,565
      Gartmore GVIT Small Cap Growth Fund - Class II (GVITSmCapGr2)
         150,600 shares (cost $1,580,790) .......................................................      2,009,008
      Gartmore GVIT Small Cap Value Fund - Class I (GVITSmCapVal)
         37,040,961 shares (cost $333,655,587) ..................................................    451,529,314
      Gartmore GVIT Small Cap Value Fund - Class II (GVITSmCapVal2)
         268,628 shares (cost $2,288,629) .......................................................      3,261,143
      Gartmore GVIT Small Company Fund - Class I (GVITSmComp)
         13,845,773 shares (cost $238,674,197) ..................................................    321,360,389
      Gartmore GVIT Small Company Fund - Class II (GVITSmComp2)
         196,095 shares (cost $3,207,408) .......................................................      4,527,837
      Gartmore GVIT U.S. Growth Leaders Fund - Class I (GVITUSGro)
         9,673 shares (cost $102,142) ...........................................................        102,142
      Gartmore GVIT U.S. Growth Leaders Fund - Class III (GVITUSGro3)
         2,559,390 shares (cost $26,883,919) ....................................................     27,155,132
      Gartmore GVIT Van Kampen Multi Sector Bond Fund - Class I (GVITVKMultiSec)
         17,549,166 shares (cost $163,953,468) ..................................................    168,471,992
      Gartmore GVIT Worldwide Leaders Fund - Class I (GVITWLead)
         2,272,114 shares (cost $15,346,237) ....................................................     20,948,892
      Gartmore GVIT Worldwide Leaders Fund - Class III (GVITWLead3)
         790,986 shares (cost $6,705,162) .......................................................      7,292,891
      Janus AS - Balanced Portfolio - Service Shares (JanBal)
         3,532 shares (cost $84,838) ............................................................         85,083
      Janus AS - Capital Appreciation Portfolio - Service Shares (JanCapAp)
         10,675,935 shares (cost $207,892,832) ..................................................    233,589,460
      Janus AS - Global Technology Portfolio - Service II Shares (JanGlTechS2)
         5,512,893 shares (cost $15,326,114) ....................................................     19,625,899
      Janus AS - Global Technology Portfolio - Service Shares (JanGlTech)
         16,371,469 shares (cost $63,798,728) ...................................................     57,300,141
      Janus AS - International Growth Portfolio - Service II Shares (JanIntGroS2)
         2,366,058 shares (cost $45,306,968) ....................................................     53,827,823
      Janus AS - International Growth Portfolio - Service Shares (JanIntGro)
         5,026,040 shares (cost $112,508,949) ...................................................    113,588,491
      Janus AS - Risk-Managed Core Portfolio - Service Shares (JanRMgCore)
         161,415 shares (cost $2,107,106) .......................................................      2,145,208
      JPMorgan Series Trust II - JPMorgan Mid Cap Value Portfolio (JPMSTMidCap)
         78,471 shares (cost $1,803,781) ........................................................      1,808,745
      MFS(R) VIT - Investors Growth Stock Series - Service Class (MFSInvGrStS)
         2,199 shares (cost $19,065) ............................................................         19,307

                                                                     (Continued)

                          NATIONWIDE VARIABLE ACCOUNT-9

      MFS(R) VIT - Mid Cap Growth Series - Service Class (MFSMidCapGrS)
         663,352 shares (cost $3,212,380) .......................................................   $  4,398,026
      MFS(R) VIT - New Discovery Series - Service Class (MFSNewDiscS)
         136,773 shares (cost $1,568,297) .......................................................      1,906,612
      MFS(R) VIT - Value Series - Service Class (MFSValS)
         305,621 shares (cost $2,765,361) .......................................................      3,319,041
      Neuberger Berman AMT - Fasciano Portfolio - S Class (NBAMTFasc)
         132,692 shares (cost $1,453,739) .......................................................      1,736,934
      Neuberger Berman AMT - Focus Portfolio - S Class (NBAMTFocus)
         47,069 shares (cost $763,743) ..........................................................        950,319
      Neuberger Berman AMT - Guardian Portfolio - I Class (NBAMTGuard)
         7,549,550 shares (cost $95,330,064) ....................................................    109,996,945
      Neuberger Berman AMT - Limited Maturity Bond Portfolio(R) - I Class (NBAMTLMat)
         2,803,673 shares (cost $37,381,022) ....................................................     37,008,489
      Neuberger Berman AMT - Mid Cap Growth Portfolio(R) - I Class (NBAMTMCGr)
         11,252,665 shares (cost $146,532,886) ..................................................    185,443,922
      Neuberger Berman AMT - Partners Portfolio(R) - I Class (NBAMTPart)
         7,282,825 shares (cost $95,690,429) ....................................................    118,200,251
      Neuberger Berman AMT - Socially Responsive Portfolio - I Class (NBAMSocRes)
         26,304 shares (cost $328,339) ..........................................................        331,169
      Oppenheimer Aggressive Growth Fund/VA - Initial Class (OppAggGro)
         5,271,074 shares (cost $176,092,450) ...................................................    213,004,107
      Oppenheimer Capital Appreciation Fund/VA - Initial Class (OppCapAp)
         13,392,129 shares (cost $439,378,570) ..................................................    474,215,311
      Oppenheimer Capital Appreciation Fund/VA - Service Class (OppCapApS)
         212,237 shares (cost $5,921,271) .......................................................      7,474,983
      Oppenheimer Global Securities Fund/VA - Class 3 (OppGlSec3)
         5,455,657 shares (cost $120,693,874) ...................................................    140,264,933
      Oppenheimer Global Securities Fund/VA - Initial Class (OppGlSec)
         7,055,499 shares (cost $120,437,120) ...................................................    180,550,221
      Oppenheimer Global Securities Fund/VA - Service Class (OppGlSecS)
         254,840 shares (cost $4,408,115) .......................................................      6,490,777
      Oppenheimer High Income Fund/VA - Service Class (OppHighIncS)
         4,369 shares (cost $35,627) ............................................................         35,737
      Oppenheimer Main Street Fund(R)/VA - Initial Class (OppMSFund)
         19,709,522 shares (cost $388,988,870) ..................................................    384,926,969
      Oppenheimer Main Street Fund(R)/VA - Service Class (OppMSFundS)
         457,619 shares (cost $7,218,091) .......................................................      8,891,532
      Oppenheimer Main Street Small Cap Fund(R)/VA - Service Class (OppMSSmCapS)
         878 shares (cost $11,807) ..............................................................         12,404
      Oppenheimer Strategic Bond Fund/VA - Service Class (OppStratBdS)
         1,005,705 shares (cost $4,763,008) .....................................................      4,907,838
      Strong Opportunity Fund II, Inc. - Investor Class (StOpp2)
         10,384,476 shares (cost $181,330,312) ..................................................    216,511,905
      Van Eck WIT - Worldwide Emerging Markets Fund - Class R1 (VEWrldEMktR1)
         282,815 shares (cost $3,306,930) .......................................................      3,337,218
      Van Eck WIT - Worldwide Emerging Markets Fund - Initial Class (VEWrldEMkt)
         3,208,426 shares (cost $36,540,416) ....................................................     37,859,425
      Van Eck WIT - Worldwide Hard Assets Fund - Class R1 (VEWrldHAsR1)
         207,679 shares (cost $3,013,736) .......................................................      3,167,107
      Van Eck WIT - Worldwide Hard Assets Fund - Initial Class (VEWrldHAs)
         1,798,068 shares (cost $25,888,218) ....................................................     27,402,556
      Van Kampen LIT - Comstock Portfolio - Class II (VKCom2)
         1,407,851 shares (cost $13,357,530) ....................................................     17,218,012
      Van Kampen LIT - Emerging Growth Portfolio - Class II (VKEmGr2)
         112,240 shares (cost $2,304,067) .......................................................      2,777,945
      Van Kampen UIF - Core Plus Fixed Income Portfolio - Class II (VKCorPlus2)
         25,388 shares (cost $295,735) ..........................................................        294,497

      Van Kampen UIF - Emerging Markets Debt Portfolio - Class I (VKEmMkt)
         5,140,884 shares (cost $44,994,808) ....................................................   $    44,982,736
      Van Kampen UIF - Mid Cap Growth Portfolio - Class I (VKMidCapG)
         2,563,256 shares (cost $19,904,014) ....................................................        23,633,221
      Van Kampen UIF - U.S. Real Estate Portfolio - Class I (VKUSRealEst)
         14,326,012 shares (cost $185,267,150) ..................................................       239,244,403
      Victory VIF - Diversified Stock Fund Class A Shares (VicDivrStk)
         1,874,225 shares (cost $18,223,829) ....................................................        19,566,913
      Victory VIF - Investment Quality Bond Fund Class A Shares (VicInvQBd)
         202,631 shares (cost $2,046,379) .......................................................         2,040,493
      Victory VIF - Small Company Opportunity Fund Class A Shares (VicSmCoOpp)
         228,171 shares (cost $2,429,108) .......................................................         3,511,546
      W & R Target Funds, Inc. - Asset Strategy Portfolio (WRAsStrat)
         18,391,748 shares (cost $119,063,149) ..................................................       127,160,546
      W & R Target Funds, Inc. - Balanced Portfolio (WRBal)
         13,458,044 shares (cost $91,683,341) ...................................................        98,686,487
      W & R Target Funds, Inc. - Bond Portfolio (WRBnd)
         18,251,952 shares (cost $102,104,112) ..................................................       101,625,042
      W & R Target Funds, Inc. - Core Equity Portfolio (WRCoreEq)
         25,900,835 shares (cost $257,303,421) ..................................................       245,446,676
      W & R Target Funds, Inc. - Dividend Income Portfolio (WRDivInc)
         250,827 shares (cost $1,235,018) .......................................................         1,263,615
      W & R Target Funds, Inc. - Growth Portfolio (WRGrowth)
         38,410,124 shares (cost $310,314,617) ..................................................       316,364,985
      W & R Target Funds, Inc. - High Income Portfolio (WRHiInc)
         22,621,917 shares (cost $75,507,406) ...................................................        76,654,367
      W & R Target Funds, Inc. - International II Portfolio (WRIntlII)
         69,790 shares (cost $1,117,412) ........................................................         1,170,043
      W & R Target Funds, Inc. - International Portfolio (WRIntl)
         10,082,180 shares (cost $57,106,584) ...................................................        60,419,481
      W & R Target Funds, Inc. - Limited-Term Bond Portfolio (WRLTBond)
         7,806,741 shares (cost $44,168,263) ....................................................        43,855,928
      W & R Target Funds, Inc. - Micro Cap Growth Portfolio (WRMicCpGr)
         40,999 shares (cost $527,892) ..........................................................           538,601
      W & R Target Funds, Inc. - Money Market Portfolio (WRMMkt)
         28,221,490 shares (cost $28,221,490) ...................................................        28,221,490
      W & R Target Funds, Inc. - Science & Technology Portfolio (WRSciTech)
         8,231,272 shares (cost $95,140,230) ....................................................       108,182,784
      W & R Target Funds, Inc. - Small Cap Growth Portfolio (WRSmCap)
         17,297,858 shares (cost $128,037,924) ..................................................       154,755,284
      W & R Target Funds, Inc. - Small Cap Value Portfolio (WRSmCpVal)
         43,822 shares (cost $675,440) ..........................................................           711,091
      W & R Target Funds, Inc. - Value Portfolio (WRValue)
         21,908,048 shares (cost $109,551,740) ..................................................       125,826,684
                                                                                                    ---------------
            Total investments ...................................................................    15,110,693,976
   Accounts receivable ..........................................................................         2,484,312
                                                                                                    ---------------
            Total assets ........................................................................    15,113,178,288
Accounts payable ................................................................................                --
                                                                                                    ---------------
Contract owners' equity (note 4) ................................................................   $15,113,178,288
                                                                                                    ===============

See accompanying notes to financial statements.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

NATIONWIDE VARIABLE ACCOUNT-9
STATEMENTS OF OPERATIONS
Six Month Period Ended June 30, 2004
(UNAUDITED)

                                                          Total         AIMBal   AIMBValue2   AIMBlueCh
                                                     ---------------   -------   ----------   ---------
Investment activity:
   Reinvested dividends ..........................   $   137,743,837        --          --          --
   Mortality and expense risk charges (note 2) ...       (92,427,809)   (4,998)    (69,390)     (2,905)
                                                     ---------------   -------    --------     -------
      Net investment income (loss) ...............        45,316,028    (4,998)    (69,390)     (2,905)
                                                     ---------------   -------    --------     -------

   Proceeds from mutual fund shares sold .........     1,759,074,879    27,676     298,726      21,626
   Cost of mutual fund shares sold ...............    (1,756,300,667)  (28,715)   (215,573)    (23,074)
                                                     ---------------   -------    --------     -------
      Realized gain (loss) on investments ........         2,774,212    (1,039)     83,153      (1,448)
   Change in unrealized gain (loss)
      on investments .............................       266,945,097    27,774     301,208       2,256
                                                     ---------------   -------    --------     -------
      Net gain (loss) on investments .............       269,719,309    26,735     384,361         808
                                                     ---------------   -------    --------     -------
   Reinvested capital gains ......................        32,601,488        --          --          --
                                                     ---------------   -------    --------     -------
         Net increase (decrease) in contract
            owners' equity resulting from
            operations ...........................   $   347,636,825    21,737     314,971      (2,097)
                                                     ===============   =======    ========     =======

                                                     AIMCapAp   AIMCapAp2   AIMCapDev2   AIMCoreEq
                                                     --------   ---------   ----------   ---------
Investment activity:
   Reinvested dividends ..........................        --          --         --           --
   Mortality and expense risk charges (note 2) ...      (812)    (15,812)       (70)      (1,158)
                                                      ------    --------      -----       ------
      Net investment income (loss) ...............      (812)    (15,812)       (70)      (1,158)
                                                      ------    --------      -----       ------

   Proceeds from mutual fund shares sold .........     1,364     190,838         67        2,746
   Cost of mutual fund shares sold ...............    (1,114)   (148,799)       (65)      (2,571)
                                                      ------    --------      -----       ------
      Realized gain (loss) on investments ........       250      42,039          2          175
   Change in unrealized gain (loss)
      on investments .............................     2,298     (11,706)     1,896        6,017
                                                      ------    --------      -----       ------
      Net gain (loss) on investments .............     2,548      30,333      1,898        6,192
                                                      ------    --------      -----       ------
   Reinvested capital gains ......................        --          --         --           --
                                                      ------    --------      -----       ------
         Net increase (decrease) in contract
            owners' equity resulting from
            operations ...........................     1,736      14,521      1,828        5,034
                                                      ======    ========      =====       ======

                                                     AIMPreEq   AIMPreEq2   AlGrIncB   AISmCapValB
                                                     --------   ---------   --------   -----------
Investment activity:
   Reinvested dividends ..........................   $    --          --      32,018       4,620
   Mortality and expense risk charges (note 2) ...    (3,103)    (16,993)    (37,256)    (54,411)
                                                     -------     -------    --------    --------
      Net investment income (loss) ...............    (3,103)    (16,993)     (5,238)    (49,791)
                                                     -------     -------    --------    --------

   Proceeds from mutual fund shares sold .........     6,217      91,510     140,431     388,987
   Cost of mutual fund shares sold ...............    (6,855)    (74,608)   (106,648)   (257,736)
                                                     -------     -------    --------    --------
      Realized gain (loss) on investments ........      (638)     16,902      33,783     131,251
   Change in unrealized gain (loss)
      on investments .............................     5,930         129      55,417     130,568
                                                     -------     -------    --------    --------
      Net gain (loss) on investments .............     5,292      17,031      89,200     261,819
                                                     -------     -------    --------    --------
   Reinvested capital gains ......................        --          --          --     138,601
                                                     -------     -------    --------    --------
         Net increase (decrease) in contract
            owners' equity resulting from
            operations ...........................   $ 2,189          38      83,962     350,629
                                                     =======     =======    ========    ========

                                                     AlPremGrB    ACVPIncGr    ACVPIncGr2   ACVPInflaPro
                                                     ---------   -----------   ----------   ------------
Investment activity:
   Reinvested dividends ..........................         --      3,585,794      55,391        513,681
   Mortality and expense risk charges (note 2) ...    (35,320)    (1,459,416)    (44,313)      (176,779)
                                                     --------    -----------    --------     ----------
      Net investment income (loss) ...............    (35,320)     2,126,378      11,078        336,902
                                                     --------    -----------    --------     ----------

   Proceeds from mutual fund shares sold .........    246,155     26,423,975     126,261      5,996,130
   Cost of mutual fund shares sold ...............   (201,671)   (28,428,759)   (102,423)    (5,861,066)
                                                     --------    -----------    --------     ----------
      Realized gain (loss) on investments ........     44,484     (2,004,784)     23,838        135,064
   Change in unrealized gain (loss)
      on investments .............................     82,507      9,922,917     138,463       (585,326)
                                                     --------    -----------    --------     ----------
      Net gain (loss) on investments .............    126,991      7,918,133     162,301       (450,262)
                                                     --------    -----------    --------     ----------
   Reinvested capital gains ......................         --             --          --         19,255
                                                     --------    -----------    --------     ----------
         Net increase (decrease) in contract
            owners' equity resulting from
            operations ...........................     91,671     10,044,511     173,379        (94,105)
                                                     ========    ===========    ========     ==========

NATIONWIDE VARIABLE ACCOUNT-9
STATEMENTS OF OPERATIONS, Continued
Six Month Period Ended June 30, 2004
(UNAUDITED)

                                                       ACVPInt      ACVPInt3     ACVPUltra   ACVPUltra2
                                                     -----------   ----------   ----------   ----------
Investment activity:
   Reinvested dividends ..........................   $   635,306      354,886           --          --
   Mortality and expense risk charges (note 2) ...      (649,743)    (372,334)    (101,398)    (27,667)
                                                     -----------   ----------   ----------    --------
      Net investment income (loss) ...............       (14,437)     (17,448)    (101,398)    (27,667)
                                                     -----------   ----------   ----------    --------

   Proceeds from mutual fund shares sold .........     9,837,524    7,237,359    5,545,352     313,779
   Cost of mutual fund shares sold ...............    (9,597,155)  (6,908,490)  (4,487,003)   (257,546)
                                                     -----------   ----------   ----------    --------
      Realized gain (loss) on investments ........       240,369      328,869    1,058,349      56,233
   Change in unrealized gain (loss)
      on investments .............................     1,811,419      509,803     (356,401)     88,241
                                                     -----------   ----------   ----------    --------
      Net gain (loss) on investments .............     2,051,788      838,672      701,948     144,474
                                                     -----------   ----------   ----------    --------
   Reinvested capital gains ......................            --           --           --          --
                                                     -----------   ----------   ----------    --------
         Net increase (decrease) in contract
            owners' equity resulting from
            operations ...........................   $ 2,037,351      821,224      600,550     116,807
                                                     ===========   ==========   ==========    ========

                                                       ACVPVal     ACVPVal2   BBTCapMgr   BBTLgCapV
                                                     -----------   --------   ---------   ---------
Investment activity:
   Reinvested dividends ..........................     5,043,376    70,417          --      28,860
   Mortality and expense risk charges (note 2) ...    (3,070,384)  (73,876)    (16,400)    (22,051)
                                                     -----------   -------     -------    --------
      Net investment income (loss) ...............     1,972,992    (3,459)    (16,400)      6,809
                                                     -----------   -------     -------    --------

   Proceeds from mutual fund shares sold .........    29,778,128   462,303      92,243     106,644
   Cost of mutual fund shares sold ...............   (26,626,016)  348,241)    (84,813)   (114,478)
                                                     -----------   -------     -------    --------
      Realized gain (loss) on investments ........     3,152,112   114,062       7,430      (7,834)
   Change in unrealized gain (loss)
      on investments .............................    18,075,916   239,442     129,295      98,413
                                                     -----------   -------     -------    --------
      Net gain (loss) on investments .............    21,228,028   353,504     136,725      90,579
                                                     -----------   -------     -------    --------
   Reinvested capital gains ......................     3,912,210    64,635          --          --
                                                     -----------   -------     -------    --------
         Net increase (decrease) in contract
            owners' equity resulting from
            operations ...........................    27,113,230   414,680     120,325      97,388
                                                     ===========   =======     =======    ========

                                                     BBTLgCoGr   BBTMdCapGr    CSGPVen   CSIntFoc
                                                     ---------   ----------   --------   --------
Investment activity:
   Reinvested dividends ..........................   $     --        3,405          --         --
   Mortality and expense risk charges (note 2) ...    (12,954)     (12,608)    (20,135)   (45,760)
                                                     --------     --------    --------   --------
      Net investment income (loss) ...............    (12,954)      (9,203)    (20,135)   (45,760)
                                                     --------     --------    --------   --------

   Proceeds from mutual fund shares sold .........     50,438      385,395     492,802    694,450
   Cost of mutual fund shares sold ...............    (53,388)    (377,887)   (480,844)  (661,430)
                                                     --------     --------    --------   --------
      Realized gain (loss) on investments ........     (2,950)       7,508      11,958     33,020
   Change in unrealized gain (loss)
      on investments .............................     37,376       37,081     297,122     64,819
                                                     --------     --------    --------   --------
      Net gain (loss) on investments .............     34,426       44,589     309,080     97,839
                                                     --------     --------    --------   --------
   Reinvested capital gains ......................         --           --          --         --
                                                     --------     --------    --------   --------
         Net increase (decrease) in contract
            owners' equity resulting from
            operations ...........................   $ 21,472       35,386     288,945     52,079
                                                     ========     ========    ========   ========

                                                       CSLCapV    DryELeadS   DrySmCapIxS   DrySRGroS
                                                     ----------   ---------   -----------   ---------
Investment activity:
   Reinvested dividends ..........................           --         --            (76)       --
   Mortality and expense risk charges (note 2) ...      (77,459)   (13,515)      (254,767)   (3,750)
                                                     ----------    -------    -----------    ------
      Net investment income (loss) ...............      (77,459)   (13,515)      (254,843)   (3,750)
                                                     ----------    -------    -----------    ------

   Proceeds from mutual fund shares sold .........    1,165,672     61,939     15,958,131     9,467
   Cost of mutual fund shares sold ...............   (1,160,308)   (41,878)   (13,244,534)   (8,178)
                                                     ----------    -------    -----------    ------
      Realized gain (loss) on investments ........        5,364     20,061      2,713,597     1,289
   Change in unrealized gain (loss)
      on investments .............................      391,506     45,118      1,183,311     7,541
                                                     ----------    -------    -----------    ------
      Net gain (loss) on investments .............      396,870     65,179      3,896,908     8,830
                                                     ----------    -------    -----------    ------
   Reinvested capital gains ......................           --         --         55,012        --
                                                     ----------    -------    -----------    ------
         Net increase (decrease) in contract
            owners' equity resulting from
            operations ...........................      319,411     51,664      3,697,077     5,080
                                                     ==========    =======    ===========    ======

                                                                     (Continued)

NATIONWIDE VARIABLE ACCOUNT-9
STATEMENTS OF OPERATIONS, Continued
Six Month Period Ended June 30, 2004
(UNAUDITED)

                                                       DrySRGro       DryStkIx     DryVIFApp    DryVIFAppS
                                                     ------------   -----------   -----------   ----------
Investment activity:
   Reinvested dividends ..........................   $      8,651     7,124,840        47,760         --
   Mortality and expense risk charges (note 2) ...       (794,470)   (6,091,305)   (1,003,140)   (32,859)
                                                     ------------   -----------   -----------    -------
      Net investment income (loss) ...............       (785,819)    1,033,535      (955,380)   (32,859)
                                                     ------------   -----------   -----------    -------

   Proceeds from mutual fund shares sold .........     12,263,776    70,195,575    16,940,318     59,839
   Cost of mutual fund shares sold ...............    (19,428,527)  (86,906,547)  (19,304,578)   (48,728)
                                                     ------------   -----------   -----------    -------
      Realized gain (loss) on investments ........     (7,164,751)  (16,710,972)   (2,364,260)    11,111
   Change in unrealized gain (loss)
      on investments .............................     10,908,143    44,147,563     5,578,387     52,723
                                                     ------------   -----------   -----------    -------
      Net gain (loss) on investments .............      3,743,392    27,436,591     3,214,127     63,834
                                                     ------------   -----------   -----------    -------
   Reinvested capital gains ......................             --            --            --         --
                                                     ------------   -----------   -----------    -------
         Net increase (decrease) in contract
            owners' equity resulting from
            operations ...........................   $  2,957,573    28,470,126     2,258,747     30,975
                                                     ============   ===========   ===========    =======

                                                     DryVIFDevLd   DryVIFIntVal   FedAmLeadS   FedCapApS
                                                     -----------   ------------   ----------   ---------
Investment activity:
   Reinvested dividends ..........................         --            916         8,378        6,129
   Mortality and expense risk charges (note 2) ...     (3,251)        (2,659)       (6,032)     (12,131)
                                                       ------        -------       -------      -------
      Net investment income (loss) ...............     (3,251)        (1,743)        2,346       (6,002)
                                                       ------        -------       -------      -------

   Proceeds from mutual fund shares sold .........      6,864         23,577        38,842       51,866
   Cost of mutual fund shares sold ...............     (6,580)       (18,266)      (30,452)     (43,670)
                                                       ------        -------       -------      -------
      Realized gain (loss) on investments ........        284          5,311         8,390        8,196
   Change in unrealized gain (loss)
      on investments .............................     15,267         24,596         1,060        5,247
                                                       ------        -------       -------      -------
      Net gain (loss) on investments .............     15,551         29,907         9,450       13,443
                                                       ------        -------       -------      -------
   Reinvested capital gains ......................         --             --            --           --
                                                       ------        -------       -------      -------
         Net increase (decrease) in contract
            owners' equity resulting from
            operations ...........................     12,300         28,164        11,796        7,441
                                                       ======        =======       =======      =======

                                                      FedHiIncS     FedQualBd    FedQualBdS    FidVIPEIS
                                                     -----------   -----------   ----------   -----------
Investment activity:
   Reinvested dividends ..........................   $   482,402    16,727,504      492,945    12,516,544
   Mortality and expense risk charges (note 2) ...       (61,580)   (2,530,522)    (113,019)   (5,051,328)
                                                     -----------   -----------   ----------   -----------
      Net investment income (loss) ...............       420,822    14,196,982      379,926     7,465,216
                                                     -----------   -----------   ----------   -----------

   Proceeds from mutual fund shares sold .........     1,759,328    57,624,691    1,237,428    39,540,408
   Cost of mutual fund shares sold ...............    (1,639,852)  (55,954,659)  (1,216,320)  (38,138,608)
                                                     -----------   -----------   ----------   -----------
      Realized gain (loss) on investments ........       119,476     1,670,032       21,108     1,401,800
   Change in unrealized gain (loss)
      on investments .............................      (480,506)  (21,951,507)    (640,265)   11,083,542
                                                     -----------   -----------   ----------   -----------
      Net gain (loss) on investments .............      (361,030)  (20,281,475)    (619,157)   12,485,342
                                                     -----------   -----------   ----------   -----------
   Reinvested capital gains ......................            --     3,671,473      111,654     3,165,949
                                                     -----------   -----------   ----------   -----------
         Net increase (decrease) in contract
            owners' equity resulting from
            operations ...........................   $    59,792    (2,413,020)    (127,577)   23,116,507
                                                     ===========   ===========   ==========   ===========

                                                     FidVIPEI2    FidVIPGrS    FidVIPGr2     FidVIPHIS
                                                     ---------   -----------   ---------   ------------
Investment activity:
   Reinvested dividends ..........................    220,948      1,122,097      7,852      23,387,890
   Mortality and expense risk charges (note 2) ...   (140,495)    (4,041,584)   (55,864)     (1,660,860)
                                                     --------    -----------   --------    ------------
      Net investment income (loss) ...............     80,453     (2,919,487)   (48,012)     21,727,030
                                                     --------    -----------   --------    ------------

   Proceeds from mutual fund shares sold .........    590,454     43,822,156    267,660     154,092,215
   Cost of mutual fund shares sold ...............   (475,752)   (70,507,127)  (200,434)   (140,524,396)
                                                     --------    -----------   --------    ------------
      Realized gain (loss) on investments ........    114,702    (26,684,971)    67,226      13,567,819
   Change in unrealized gain (loss)
      on investments .............................    116,271     34,376,895      6,605     (35,350,692)
                                                     --------    -----------   --------    ------------
      Net gain (loss) on investments .............    230,973      7,691,924     73,831     (21,782,873)
                                                     --------    -----------   --------    ------------
   Reinvested capital gains ......................     57,580             --         --              --
                                                     --------    -----------   --------    ------------
         Net increase (decrease) in contract
            owners' equity resulting from
            operations ...........................    369,006      4,772,437     25,819         (55,843)
                                                     ========    ===========   ========    ============

NATIONWIDE VARIABLE ACCOUNT-9
STATEMENTS OF OPERATIONS, Continued
Six Month Period Ended June 30, 2004
(UNAUDITED)

                                                      FidVIPOvS    FidVIPOvS2R   FidVIPOvSR    FidVIPConS
                                                     -----------   -----------   ----------   -----------
Investment activity:
   Reinvested dividends ..........................   $   738,483      77,835        662,601     1,714,586
   Mortality and expense risk charges (note 2) ...      (382,383)    (71,013)      (388,396)   (3,976,321)
                                                     -----------    --------     ----------   -----------
      Net investment income (loss) ...............       356,100       6,822        274,205    (2,261,735)
                                                     -----------    --------     ----------   -----------

   Proceeds from mutual fund shares sold .........     5,397,715     434,995      2,536,372    22,832,324
   Cost of mutual fund shares sold ...............    (4,755,283)   (300,166)    (2,327,163)  (26,492,465)
                                                     -----------    --------     ----------   -----------
      Realized gain (loss) on investments ........       642,432     134,829        209,209    (3,660,141)
   Change in unrealized gain (loss)
      on investments .............................      (615,972)   (161,774)      (793,522)   42,448,030
                                                     -----------    --------     ----------   -----------
      Net gain (loss) on investments .............        26,460     (26,945)      (584,313)   38,787,889
                                                     -----------    --------     ----------   -----------
   Reinvested capital gains ......................            --          --             --            --
                                                     -----------    --------     ----------   -----------
         Net increase (decrease) in contract
            owners' equity resulting from
            operations ...........................   $   382,560     (20,123)      (310,108)   36,526,154
                                                     ===========    ========     ==========   ===========

                                                     FidVIPCon2   FidVIPIGBdS   FidVIPGrOpS   FidVIPMCap2
                                                     ----------   -----------   -----------   -----------
Investment activity:
   Reinvested dividends ..........................      28,756        623,415       439,952           --
   Mortality and expense risk charges (note 2) ...    (122,626)      (106,885)     (507,758)     (76,981)
                                                      --------     ----------   -----------     --------
      Net investment income (loss) ...............     (93,870)       516,530       (67,806)     (76,981)
                                                      --------     ----------   -----------     --------

   Proceeds from mutual fund shares sold .........     561,849      5,652,112     7,062,114      357,771
   Cost of mutual fund shares sold ...............    (452,195)    (5,890,353)  (10,652,241)    (263,727)
                                                      --------     ----------   -----------     --------
      Realized gain (loss) on investments ........     109,654       (238,241)   (3,590,127)      94,044
   Change in unrealized gain (loss)
      on investments .............................     655,675       (941,436)    5,082,622      387,392
                                                      --------     ----------   -----------     --------
      Net gain (loss) on investments .............     765,329     (1,179,677)    1,492,495      481,436
                                                      --------     ----------   -----------     --------
   Reinvested capital gains ......................          --        440,690            --           --
                                                      --------     ----------   -----------     --------
         Net increase (decrease) in contract
            owners' equity resulting from
            operations ...........................     671,459       (222,457)    1,424,689      404,455
                                                      ========     ==========   ===========     ========

                                                      FidVIPValS    FidVIPValS2   FHCapAp   FHCoreEq
                                                     ------------   -----------   -------   --------

Investment activity:
   Reinvested dividends ..........................   $         --           --         --         --
   Mortality and expense risk charges (note 2) ...       (393,657)     (23,088)    (3,622)   (12,273)
                                                     ------------     --------    -------    -------
      Net investment income (loss) ...............       (393,657)     (23,088)    (3,622)   (12,273)
                                                     ------------     --------    -------    -------

   Proceeds from mutual fund shares sold .........     28,593,712      329,519     25,004     62,644
   Cost of mutual fund shares sold ...............    (26,444,834)    (204,071)   (18,473)   (62,696)
                                                     ------------     --------    -------    -------
      Realized gain (loss) on investments ........      2,148,878      125,448      6,531        (52)
   Change in unrealized gain (loss)
      on investments .............................       (483,994)     (16,231)    38,360     33,550
                                                     ------------     --------    -------    -------
      Net gain (loss) on investments .............      1,664,884      109,217     44,891     33,498
                                                     ------------     --------    -------    -------
   Reinvested capital gains ......................        157,629        6,448         --         --
                                                     ------------     --------    -------    -------
         Net increase (decrease) in contract
            owners' equity resulting from
            operations ...........................   $  1,428,856       92,577     41,269     21,225
                                                     ============     ========    =======    =======

                                                     FrVIPRisDiv2   FrVIPSmCapV2   FrVIPForSec2    GVITCVal
                                                     ------------   ------------   ------------   ----------
Investment activity:
   Reinvested dividends ..........................         425             42           766          369,984
   Mortality and expense risk charges (note 2) ...        (112)           (75)         (119)        (373,071)
                                                       -------          -----          ----       ----------
      Net investment income (loss) ...............         313            (33)          647           (3,087)
                                                       -------          -----          ----       ----------

   Proceeds from mutual fund shares sold .........      17,509            834           307        3,604,729
   Cost of mutual fund shares sold ...............     (17,865)          (818)         (307)      (2,756,879)
                                                       -------          -----          ----       ----------
      Realized gain (loss) on investments ........        (356)            16            --          847,850
   Change in unrealized gain (loss)
      on investments .............................         379          1,260           212        1,475,481
                                                       -------          -----          ----       ----------
      Net gain (loss) on investments .............          23          1,276           212        2,323,331
                                                       -------          -----          ----       ----------
   Reinvested capital gains ......................         837             --            --               --
                                                       -------          -----          ----       ----------
         Net increase (decrease) in contract
            owners' equity resulting from
            operations ...........................       1,173          1,243           859        2,320,244
                                                       =======          =====          ====       ==========

                                                                     (Continued)

NATIONWIDE VARIABLE ACCOUNT-9
STATEMENTS OF OPERATIONS, Continued
Six Month Period Ended June 30, 2004
(UNAUDITED)

                                                     GVITIntVal2   GVITIntVal3   GVITDMidCapI   GVITEmMrkts
                                                     -----------   -----------   ------------   -----------
Investment activity:
   Reinvested dividends ..........................       $ 33          267,896        669,986         2,621
   Mortality and expense risk charges (note 2) ...         (8)         (72,022)    (1,701,937)      (25,648)
                                                         ----       ----------    -----------    ----------
      Net investment income (loss) ...............         25          195,874     (1,031,951)      (23,027)
                                                         ----       ----------    -----------    ----------

   Proceeds from mutual fund shares sold .........         32        3,797,921     12,629,582     1,371,202
   Cost of mutual fund shares sold ...............        (32)      (3,569,911)   (10,519,218)   (1,147,367)
                                                         ----       ----------    -----------    ----------
      Realized gain (loss) on investments ........         --          228,010      2,110,364       223,835
   Change in unrealized gain (loss)
      on investments .............................        143          283,425     12,424,256      (309,105)
                                                         ----       ----------    -----------    ----------
      Net gain (loss) on investments .............        143          511,435     14,534,620       (85,270)
                                                         ----       ----------    -----------    ----------
   Reinvested capital gains ......................         --               --             --        29,709
                                                         ----       ----------    -----------    ----------
         Net increase (decrease) in contract
            owners' equity resulting from
            operations ...........................       $168          707,309     13,502,669       (78,588)
                                                         ====       ==========    ===========    ==========

                                                     GVITEmMrkts3   GVITEmMrkts6    GVITFHiInc   GVITGlFin1
                                                     ------------   ------------   -----------   ----------
Investment activity:
   Reinvested dividends ..........................        26,965         --          7,079,472        264
   Mortality and expense risk charges (note 2) ...      (272,289)       (55)        (1,168,147)      (281)
                                                      ----------      -----        -----------    -------
      Net investment income (loss) ...............      (245,324)       (55)         5,911,325        (17)
                                                      ----------      -----        -----------    -------

   Proceeds from mutual fund shares sold .........    10,156,165         41         56,049,151     26,587
   Cost of mutual fund shares sold ...............    (6,531,526)       (39)       (49,187,474)   (22,134)
                                                      ----------      -----        -----------    -------
      Realized gain (loss) on investments ........     3,624,639          2          6,861,677      4,453
   Change in unrealized gain (loss)
      on investments                                  (5,818,467)     1,917        (10,722,685)    (3,672)
                                                      ----------      -----        -----------    -------
      Net gain (loss) on investments .............    (2,193,828)     1,919         (3,861,008)       781
                                                      ----------      -----        -----------    -------
   Reinvested capital gains ......................       297,589         --                 --        377
                                                      ----------      -----        -----------    -------
         Net increase (decrease) in contract
            owners' equity resulting from
            operations ...........................    (2,141,563)     1,864          2,050,317      1,141
                                                      ==========      =====        ===========    =======

                                                      GVITGlFin3   GVITGlHlth   GVITGlHlth3   GVITGlTech
                                                     -----------   ----------   -----------   ----------
Investment activity:
   Reinvested dividends ..........................   $    61,896          --             --          --
   Mortality and expense risk charges (note 2) ...       (55,271)       (537)      (157,870)    (22,910)
                                                     -----------     -------     ----------    --------
      Net investment income (loss) ...............         6,625        (537)      (157,870)    (22,910)
                                                     -----------     -------     ----------    --------

   Proceeds from mutual fund shares sold .........     4,656,191      53,328      2,694,862     429,480
   Cost of mutual fund shares sold ...............    (3,988,901)    (51,890)    (2,255,102)   (493,030)
                                                     -----------     -------     ----------    --------
      Realized gain (loss) on investments ........       667,290       1,438        439,760     (63,550)
   Change in unrealized gain (loss)
      on investments .............................      (744,305)      2,600        599,397      99,230
                                                     -----------     -------     ----------    --------
      Net gain (loss) on investments .............       (77,015)      4,038      1,039,157      35,680
                                                     -----------     -------     ----------    --------
   Reinvested capital gains ......................        92,212         437        113,065          --
                                                     -----------     -------     ----------    --------
         Net increase (decrease) in contract
            owners' equity resulting from
            operations ...........................   $    21,822       3,938        994,352      12,770
                                                     ===========     =======     ==========    ========

                                                     GVITGlTech3   GVITGlUtl1   GVITGlUtl3     GVITGvtBd
                                                     -----------   ----------   ----------   ------------
Investment activity:
   Reinvested dividends ..........................            --         323       24,542      25,696,639
   Mortality and expense risk charges (note 2) ...      (162,759)       (347)     (23,623)     (4,422,028)
                                                      ----------     -------     --------    ------------
      Net investment income (loss) ...............      (162,759)        (24)         919      21,274,611
                                                      ----------     -------     --------    ------------

   Proceeds from mutual fund shares sold .........     5,307,463      47,399      991,362     129,830,207
   Cost of mutual fund shares sold ...............    (3,935,280)    (39,037)    (795,591)   (130,025,439)
                                                      ----------     -------     --------    ------------
      Realized gain (loss) on investments ........     1,372,183       8,362      195,771        (195,232)
   Change in unrealized gain (loss)
      on investments .............................    (1,640,417)     (6,407)     (44,532)    (39,928,262)
                                                      ----------     -------     --------    ------------
      Net gain (loss) on investments .............      (268,234)      1,955      151,239     (40,123,494)
                                                      ----------     -------     --------    ------------
   Reinvested capital gains ......................            --          --           --      14,599,981
                                                      ----------     -------     --------    ------------
         Net increase (decrease) in contract
            owners' equity resulting from
            operations ...........................      (430,993)      1,931      152,158      (4,248,902)
                                                      ==========     =======     ========    ============

NATIONWIDE VARIABLE ACCOUNT-9
STATEMENTS OF OPERATIONS, Continued
Six Month Period Ended June 30, 2004
(UNAUDITED)

                                                      GVITGvtBd2   GVITGrowth    GVITIDAgg    GVITIDCon
                                                     -----------   ----------   ----------   -----------
Investment activity:
   Reinvested dividends ..........................   $   653,638       53,963      237,758     1,152,293
   Mortality and expense risk charges (note 2) ...      (178,027)    (506,655)    (373,173)     (748,800)
                                                     -----------   ----------   ----------   -----------
      Net investment income (loss) ...............       475,611     (452,692)    (135,415)      403,493
                                                     -----------   ----------   ----------   -----------

   Proceeds from mutual fund shares sold .........     3,920,730    7,409,098    7,958,784    17,576,403
   Cost of mutual fund shares sold ...............    (4,067,825)  (8,688,698)  (5,978,616)  (16,612,781)
                                                     -----------   ----------   ----------   -----------
      Realized gain (loss) on investments ........      (147,095)  (1,279,600)   1,980,168       963,622
   Change in unrealized gain (loss)
      on investments .............................      (925,534)   3,705,339     (650,409)   (1,577,028)
                                                     -----------   ----------   ----------   -----------
      Net gain (loss) on investments .............    (1,072,629)   2,425,739    1,329,759      (613,406)
                                                     -----------   ----------   ----------   -----------
   Reinvested capital gains ......................       385,879           --      500,292       499,893
                                                     -----------   ----------   ----------   -----------
         Net increase (decrease) in contract
            owners' equity resulting from
            operations ...........................   $  (211,139)   1,973,047    1,694,636       289,980
                                                     ===========   ==========   ==========   ===========

                                                      GVITIDMod   GVITIDModAgg   GVITIDModCon   GVITIntGro
                                                     ----------   ------------   ------------   ----------
Investment activity:
   Reinvested dividends ..........................    2,589,019       982,226      1,510,059           --
   Mortality and expense risk charges (note 2) ...   (2,322,099)   (1,125,599)    (1,095,733)      (7,107)
                                                     ----------    ----------     ----------     --------
      Net investment income (loss) ...............      266,920      (143,373)       414,326       (7,107)
                                                     ----------    ----------     ----------     --------

   Proceeds from mutual fund shares sold .........    9,424,029    10,056,914      6,647,592      233,788
   Cost of mutual fund shares sold ...............   (9,009,427)   (9,027,454)    (6,279,151)    (221,062)
                                                     ----------    ----------     ----------     --------
      Realized gain (loss) on investments ........      414,602     1,029,460        368,441       12,726
   Change in unrealized gain (loss)
      on investments .............................    3,522,769     2,056,635       (166,166)     (19,546)
                                                     ----------    ----------     ----------     --------
      Net gain (loss) on investments .............    3,937,371     3,086,095        202,275       (6,820)
                                                     ----------    ----------     ----------     --------
   Reinvested capital gains ......................    1,372,062       879,366        761,831           --
                                                     ----------    ----------     ----------     --------
         Net increase (decrease) in contract
            owners' equity resulting from
            operations ...........................    5,576,353     3,822,088      1,378,432      (13,927)
                                                     ==========    ==========     ==========     ========

                                                     GVITIntGro3   GVITIntVal6    GVITJPBal   GVITSMdCpGr
                                                     -----------   -----------   ----------   -----------
Investment activity:
   Reinvested dividends ..........................    $      --         352       1,354,777            --
   Mortality and expense risk charges (note 2) ...      (31,937)        (66)       (944,074)     (576,739)
                                                      ---------       -----      ----------    ----------
      Net investment income (loss) ...............      (31,937)        286         410,703      (576,739)
                                                      ---------       -----      ----------    ----------

   Proceeds from mutual fund shares sold .........      918,175          58       7,489,262    11,742,048
   Cost of mutual fund shares sold ...............     (682,534)        (54)     (8,374,464)   (8,835,603)
                                                      ---------       -----      ----------    ----------
      Realized gain (loss) on investments ........      235,641           4        (885,202)    2,906,445
   Change in unrealized gain (loss)
      on investments .............................     (317,936)      1,907       2,066,603     2,927,320
                                                      ---------       -----      ----------    ----------
      Net gain (loss) on investments .............      (82,295)      1,911       1,181,401     5,833,765
                                                      ---------       -----      ----------    ----------
   Reinvested capital gains ......................           --          --              --            --
                                                      ---------       -----      ----------    ----------
         Net increase (decrease) in contract
            owners' equity resulting from
            operations ...........................    $(114,232)      2,197       1,592,104     5,257,026
                                                      =========       =====      ==========    ==========

                                                       GVITMyMkt     GVITNWFund   GVITNWFund2   GVITLead
                                                     ------------   -----------   -----------   --------
Investment activity:
   Reinvested dividends ..........................      1,717,632     2,233,331        9,539         --
   Mortality and expense risk charges (note 2) ...     (4,227,225)   (2,417,815)     (23,436)       (22)
                                                     ------------   -----------     --------     ------
      Net investment income (loss) ...............     (2,509,593)     (184,484)     (13,897)       (22)
                                                     ------------   -----------     --------     ------

   Proceeds from mutual fund shares sold .........    318,449,030    29,186,679      209,992      3,582
   Cost of mutual fund shares sold ...............   (318,449,030)  (53,968,851)    (161,137)    (2,696)
                                                     ------------   -----------     --------     ------
      Realized gain (loss) on investments ........             --   (24,782,172)      48,855        886
   Change in unrealized gain (loss)
      on investments .............................             --    32,121,167       (9,775)      (754)
                                                     ------------   -----------     --------     ------
      Net gain (loss) on investments .............             --     7,338,995       39,080        132
                                                     ------------   -----------     --------     ------
   Reinvested capital gains ......................             --            --           --         --
                                                     ------------   -----------     --------     ------
         Net increase (decrease) in contract
            owners' equity resulting from
            operations ...........................     (2,509,593)    7,154,511       25,183        110
                                                     ============   ===========     ========     ======

                                                                     (Continued)

NATIONWIDE VARIABLE ACCOUNT-9
STATEMENTS OF OPERATIONS, Continued
Six Month Period Ended June 30, 2004
(UNAUDITED)

                                                      GVITLead3    GVITNStrVal   GVITSmCapGr   GVITSmCapGr2
                                                     -----------   -----------   -----------   ------------
Investment activity:
   Reinvested dividends ..........................   $        --            --            --          --
   Mortality and expense risk charges (note 2) ...       (39,054)      (45,730)     (621,915)    (17,849)
                                                     -----------   -----------   -----------     -------
      Net investment income (loss) ...............       (39,054)      (45,730)     (621,915)    (17,849)
                                                     -----------   -----------   -----------     -------

   Proceeds from mutual fund shares sold .........     2,088,909    15,338,685    41,624,444     101,535
   Cost of mutual fund shares sold ...............    (1,724,463)  (13,921,221)  (36,092,912)    (72,552)
                                                     -----------   -----------   -----------     -------
      Realized gain (loss) on investments ........       364,446     1,417,464     5,531,532      28,983
   Change in unrealized gain (loss)
      on investments .............................      (135,392)     (479,313)   (1,924,333)     32,406
                                                     -----------   -----------   -----------     -------
      Net gain (loss) on investments .............       229,054       938,151     3,607,199      61,389
                                                     -----------   -----------   -----------     -------
   Reinvested capital gains ......................            --            --            --          --
                                                     -----------   -----------   -----------     -------
         Net increase (decrease) in contract
            owners' equity resulting from
            operations ...........................   $   190,000       892,421     2,985,284      43,540
                                                     ===========   ===========   ===========     =======

                                                     GVITSmCapVal   GVITSmCapVal2    GVITSmComp   GVITSmComp2
                                                     ------------   -------------   -----------   -----------
Investment activity:
   Reinvested dividends ..........................            --            --               --          --
   Mortality and expense risk charges (note 2) ...    (2,695,581)      (27,845)      (1,861,090)    (40,140)
                                                     -----------       -------      -----------    --------
      Net investment income (loss) ...............    (2,695,581)      (27,845)      (1,861,090)    (40,140)
                                                     -----------       -------      -----------    --------

   Proceeds from mutual fund shares sold .........    41,179,771       172,833       21,152,702     153,572
   Cost of mutual fund shares sold ...............   (36,464,414)      (95,084)     (18,600,377)   (110,304)
                                                     -----------       -------      -----------    --------
      Realized gain (loss) on investments ........     4,715,357        77,749        2,552,325      43,268
   Change in unrealized gain (loss)
      on investments .............................    18,053,966        80,750       17,785,621     240,544
                                                     -----------       -------      -----------    --------
      Net gain (loss) on investments .............    22,769,323       158,499       20,337,946     283,812
                                                     -----------       -------      -----------    --------
   Reinvested capital gains ......................            --            --               --          --
                                                     -----------       -------      -----------    --------
         Net increase (decrease) in contract
            owners' equity resulting from
            operations ...........................    20,073,742       130,654       18,476,856     243,672
                                                     ===========       =======      ===========    ========

                                                     GVITTGroFoc   GVITTGroFoc3   GVITUSGro    GVITUSGro3
                                                     -----------   ------------   ---------   -----------
Investment activity:
   Reinvested dividends ..........................   $        --            --          --             --
   Mortality and expense risk charges (note 2) ...        (6,075)      (17,885)       (579)      (207,255)
                                                     -----------    ----------     -------    -----------
      Net investment income (loss) ...............        (6,075)      (17,885)       (579)      (207,255)
                                                     -----------    ----------     -------    -----------

   Proceeds from mutual fund shares sold .........     1,828,539     5,776,485      19,094     19,323,009
   Cost of mutual fund shares sold ...............    (1,817,735)   (4,951,685)    (18,463)   (15,647,251)
                                                     -----------    ----------     -------    -----------
      Realized gain (loss) on investments ........        10,804       824,800         631      3,675,758
   Change in unrealized gain (loss)
      on investments .............................        40,560      (698,770)     (1,870)    (4,157,232)
                                                     -----------    ----------     -------    -----------
      Net gain (loss) on investments .............        51,364       126,030      (1,239)      (481,474)
                                                     -----------    ----------     -------    -----------
   Reinvested capital gains ......................            --            --       3,726      1,233,543
                                                     -----------    ----------     -------    -----------
         Net increase (decrease) in contract
            owners' equity resulting from
            operations ...........................   $    45,289       108,145       1,908        544,814
                                                     ===========    ==========     =======    ===========

                                                     GVITVKMultiSec    GVITWLead   GVITWLead3   JanBal
                                                     --------------   ----------   ----------   ------
Investment activity:
   Reinvested dividends ..........................      3,675,787             --          --       545
   Mortality and expense risk charges (note 2) ...     (1,032,912)      (123,939)    (44,848)     (518)
                                                      -----------     ----------    --------    ------
      Net investment income (loss) ...............      2,642,875       (123,939)    (44,848)       27
                                                      -----------     ----------    --------    ------

   Proceeds from mutual fund shares sold .........     10,674,801      2,007,772     469,834     5,547
   Cost of mutual fund shares sold ...............    (10,096,151)    (1,409,089)   (355,021)   (5,501)
                                                      -----------     ----------    --------    ------
      Realized gain (loss) on investments ........        578,650        598,683     114,813        46
   Change in unrealized gain (loss)
      on investments .............................     (5,293,652)      (815,281)   (197,581)      223
                                                      -----------     ----------    --------    ------
      Net gain (loss) on investments .............     (4,715,002)      (216,598)    (82,768)      269
                                                      -----------     ----------    --------    ------
   Reinvested capital gains ......................             --             --          --        --
                                                      -----------     ----------    --------    ------
         Net increase (decrease) in contract
            owners' equity resulting from
            operations ...........................     (2,072,127)      (340,537)   (127,616)      296
                                                      ===========     ==========    ========    ======

NATIONWIDE VARIABLE ACCOUNT-9
STATEMENTS OF OPERATIONS, Continued
Six Month Period Ended June 30, 2004
(UNAUDITED)

                                                       JanCapAp     JanGlTechS2    JanGlTech   JanIntGroS2
                                                     ------------   -----------   ----------   -----------
Investment activity:
   Reinvested dividends ..........................   $         --           --            --      264,664
   Mortality and expense risk charges (note 2) ...     (1,488,483)    (131,874)     (375,466)    (345,580)
                                                     ------------   ----------    ----------   ----------
      Net investment income (loss) ...............     (1,488,483)    (131,874)     (375,466)     (80,916)
                                                     ------------   ----------    ----------   ----------

   Proceeds from mutual fund shares sold .........     20,127,484    3,582,379     6,157,351    3,091,923
   Cost of mutual fund shares sold ...............    (23,066,668)  (2,782,418)   (6,357,320)  (2,975,618)
                                                     ------------   ----------    ----------   ----------
      Realized gain (loss) on investments ........     (2,939,184)     799,961      (199,969)     116,305
   Change in unrealized gain (loss)
      on investments .............................     16,335,962     (999,495)     (251,509)  (1,263,896)
                                                     ------------   ----------    ----------   ----------
      Net gain (loss) on investments .............     13,396,778     (199,534)     (451,478)  (1,147,591)
                                                     ------------   ----------    ----------   ----------
   Reinvested capital gains ......................             --           --            --           --
                                                     ------------   ----------    ----------   ----------
         Net increase (decrease) in contract
            owners' equity resulting from
            operations ...........................   $ 11,908,295     (331,408)     (826,944)  (1,228,507)
                                                     ============   ==========    ==========   ==========

                                                      JanIntGro    JanRMgCore   JPMSTMidCap   MFSInvGrStS
                                                     -----------   ----------   -----------   -----------
Investment activity:
   Reinvested dividends ..........................       565,953       13,768          --           --
   Mortality and expense risk charges (note 2) ...      (773,214)     (11,541)       (675)         (11)
                                                     -----------   ----------    --------       ------
      Net investment income (loss) ...............      (207,261)       2,227        (675)         (11)
                                                     -----------   ----------    --------       ------

   Proceeds from mutual fund shares sold .........    12,898,007    1,439,492     973,272        1,248
   Cost of mutual fund shares sold ...............   (12,181,848)  (1,341,666)   (971,794)      (1,248)
                                                     -----------   ----------    --------       ------
      Realized gain (loss) on investments ........       716,159       97,826       1,478           --
   Change in unrealized gain (loss)
      on investments .............................    (1,654,046)     (37,901)      4,964          242
                                                     -----------   ----------    --------       ------
      Net gain (loss) on investments .............      (937,887)      59,925       6,442          242
                                                     -----------   ----------    --------       ------
   Reinvested capital gains ......................            --           --          --           --
                                                     -----------   ----------    --------       ------
         Net increase (decrease) in contract
            owners' equity resulting from
            operations ...........................    (1,145,148)      62,152       5,767          231
                                                     ===========   ==========    ========       ======

                                                     MFSMidCapGrS   MFSNewDiscS    MFSValS   NBAMTFasc
                                                     ------------   -----------   --------   ---------
Investment activity:
   Reinvested dividends ..........................    $      --            --       14,522         --
   Mortality and expense risk charges (note 2) ...      (39,395)      (18,671)     (31,113)   (15,069)
                                                      ---------      --------     --------    -------
      Net investment income (loss) ...............      (39,395)      (18,671)     (16,591)   (15,069)
                                                      ---------      --------     --------    -------

   Proceeds from mutual fund shares sold .........      125,252       278,133      526,948     58,472
   Cost of mutual fund shares sold ...............      (90,392)     (206,338)    (414,147)   (46,031)
                                                      ---------      --------     --------    -------
      Realized gain (loss) on investments ........       34,860        71,795      112,801     12,441
   Change in unrealized gain (loss)
      on investments .............................      302,815       (59,999)     (72,262)    77,683
                                                      ---------      --------     --------    -------
      Net gain (loss) on investments .............      337,675        11,796       40,539     90,124
                                                      ---------      --------     --------    -------
   Reinvested capital gains ......................           --            --       52,821         --
                                                      ---------      --------     --------    -------
         Net increase (decrease) in contract
            owners' equity resulting from
            operations ...........................    $ 298,280        (6,875)      76,769     75,055
                                                      =========      ========     ========    =======

                                                     NBAMTFocus   NBAMTGuard    NBAMTLMat    NBAMTMCGr
                                                     ----------   ----------    ---------   ----------
Investment activity:
   Reinvested dividends ..........................         --             --           --            --
   Mortality and expense risk charges (note 2) ...     (9,909)      (662,621)    (186,484)   (1,077,024)
                                                      -------     ----------   ----------   -----------
      Net investment income (loss) ...............     (9,909)      (662,621)    (186,484)   (1,077,024)
                                                      -------     ----------   ----------   -----------

   Proceeds from mutual fund shares sold .........     87,128      8,611,453    7,696,336    13,728,331
   Cost of mutual fund shares sold ...............    (44,171)    (9,101,994)  (7,970,217)  (11,081,677)
                                                      -------     ----------   ----------   -----------
      Realized gain (loss) on investments ........     42,957       (490,541)    (273,881)    2,646,654
   Change in unrealized gain (loss)
      on investments .............................    (76,725)     5,075,445      239,476    10,324,683
                                                      -------     ----------   ----------   -----------
      Net gain (loss) on investments .............    (33,768)     4,584,904      (34,405)   12,971,337
                                                      -------     ----------   ----------   -----------
   Reinvested capital gains ......................         --             --           --            --
                                                      -------     ----------   ----------   -----------
         Net increase (decrease) in contract
            owners' equity resulting from
            operations ...........................    (43,677)     3,922,283     (220,889)   11,894,313
                                                      =======     ==========   ==========   ===========

                                                                     (Continued)

NATIONWIDE VARIABLE ACCOUNT-9
STATEMENTS OF OPERATIONS, Continued
Six Month Period Ended June 30, 2004
(UNAUDITED)

                                                      NBAMTPart    NBAMSocRes    OppAggGro      OppCapAp
                                                     -----------   ----------   -----------   -----------
Investment activity:
   Reinvested dividends ..........................   $        --         --              --     1,487,352
   Mortality and expense risk charges (note 2) ...      (655,048)      (178)     (1,204,508)   (2,871,679)
                                                     -----------    -------     -----------   -----------
      Net investment income (loss) ...............      (655,048)      (178)     (1,204,508)   (1,384,327)
                                                     -----------    -------     -----------   -----------

   Proceeds from mutual fund shares sold .........     9,059,084     19,199      15,876,328    20,185,027
   Cost of mutual fund shares sold ...............    (6,372,313)   (18,861)    (15,795,597)  (22,041,395)
                                                     -----------    -------     -----------   -----------
      Realized gain (loss) on investments ........     2,686,771        338          80,731    (1,856,368)
   Change in unrealized gain (loss)
      on investments .............................     3,274,015      2,830      19,594,664    11,338,644
                                                     -----------    -------     -----------   -----------
      Net gain (loss) on investments .............     5,960,786      3,168      19,675,395     9,482,276
                                                     -----------    -------     -----------   -----------
   Reinvested capital gains ......................            --         --              --            --
                                                     -----------    -------     -----------   -----------
         Net increase (decrease) in contract
            owners' equity resulting from
            operations ...........................   $ 5,305,738      2,990      18,470,887     8,097,949
                                                     ===========    =======     ===========   ===========

                                                     OppCapApS   OppGlSec3     OppGlSec    OppGlSecS
                                                     ---------   ---------   -----------   ---------
Investment activity:
   Reinvested dividends ..........................     16,828    1,538,541     2,375,782     77,613
   Mortality and expense risk charges (note 2) ...    (67,435)    (776,883)   (1,178,408)   (63,026)
                                                     --------    ---------   -----------   --------
      Net investment income (loss) ...............    (50,607)     761,658     1,197,374     14,587
                                                     --------    ---------   -----------   --------

   Proceeds from mutual fund shares sold .........    293,747    1,133,209    20,542,370    799,813
   Cost of mutual fund shares sold ...............   (235,261)    (820,623)  (13,394,089)  (570,734)
                                                     --------    ---------   -----------   --------
      Realized gain (loss) on investments ........     58,486      312,586     7,148,281    229,079
   Change in unrealized gain (loss)
      on investments .............................     85,904    1,447,562    (3,084,337)   (83,509)
                                                     --------    ---------   -----------   --------
      Net gain (loss) on investments .............    144,390    1,760,148     4,063,944    145,570
                                                     --------    ---------   -----------   --------
   Reinvested capital gains ......................         --           --            --         --
                                                     --------    ---------   -----------   --------
         Net increase (decrease) in contract
            owners' equity resulting from
            operations ...........................     93,783    2,521,806     5,261,318    160,157
                                                     ========    =========   ===========   ========

                                                     OppHighIncS    OppMSFund    OppMSFundS   OppMSSmCapS
                                                     -----------   -----------   ----------   -----------
Investment activity:
   Reinvested dividends ..........................      $ 179        3,279,329      60,771         --
   Mortality and expense risk charges (note 2) ...        (79)      (2,383,350)    (77,588)       (41)
                                                        -----      -----------    --------       ----
      Net investment income (loss) ...............        100          895,979     (16,817)       (41)
                                                        -----      -----------    --------       ----

   Proceeds from mutual fund shares sold .........        390       28,969,290     219,148        368
   Cost of mutual fund shares sold ...............       (414)     (34,355,781)   (183,641)      (343)
                                                        -----      -----------    --------       ----
      Realized gain (loss) on investments ........        (24)      (5,386,491)     35,507         25
   Change in unrealized gain (loss)
      on investments .............................        109       12,141,775     113,308        467
                                                        -----      -----------    --------       ----
      Net gain (loss) on investments .............         85        6,755,284     148,815        492
                                                        -----      -----------    --------       ----
   Reinvested capital gains ......................         --               --          --         --
                                                        -----      -----------    --------       ----
         Net increase (decrease) in contract
            owners' equity resulting from
            operations ...........................      $ 185        7,651,263     131,998        451
                                                        =====      ===========    ========       ====

                                                     OppStratBdS      StOpp2     VEWrldEMktR1    VEWrldEMkt
                                                     -----------   -----------   ------------   -----------
Investment activity:
   Reinvested dividends ..........................     251,941              --            --        292,356
   Mortality and expense risk charges (note 2) ...     (45,769)     (1,337,933)       (5,200)      (284,502)
                                                      --------     -----------    ----------    -----------
      Net investment income (loss) ...............     206,172      (1,337,933)       (5,200)         7,854
                                                      --------     -----------    ----------    -----------

   Proceeds from mutual fund shares sold .........     480,504      14,738,300     1,846,288     20,362,156
   Cost of mutual fund shares sold ...............    (439,066)    (16,480,954)   (1,991,901)   (16,776,520)
                                                      --------     -----------    ----------    -----------
      Realized gain (loss) on investments ........      41,438      (1,742,654)     (145,613)     3,585,636
   Change in unrealized gain (loss)
      on investments .............................    (290,731)     19,550,091        30,288     (5,221,458)
                                                      --------     -----------    ----------    -----------
      Net gain (loss) on investments .............    (249,293)     17,807,437      (115,325)    (1,635,822)
                                                      --------     -----------    ----------    -----------
   Reinvested capital gains ......................          --              --            --             --
                                                      --------     -----------    ----------    -----------
         Net increase (decrease) in contract
            owners' equity resulting from
            operations ...........................     (43,121)     16,469,504      (120,525)    (1,627,968)
                                                      ========     ===========    ==========    ===========

NATIONWIDE VARIABLE ACCOUNT-9
STATEMENTS OF OPERATIONS, Continued
Six Month Period Ended June 30, 2004
(UNAUDITED)

                                                     VEWrldHAsR1    VEWrldHAs     VKCom2     VKEmGr2
                                                     -----------   -----------   --------   --------
Investment activity:
   Reinvested dividends ..........................    $      --        134,541    131,160         --
   Mortality and expense risk charges (note 2) ...       (3,862)      (184,027)  (157,575)   (25,750)
                                                      ---------    -----------   --------   --------
      Net investment income (loss) ...............       (3,862)       (49,486)   (26,415)   (25,750)
                                                      ---------    -----------   --------   --------

   Proceeds from mutual fund shares sold .........      689,228     22,660,512    400,867    134,466
   Cost of mutual fund shares sold ...............     (711,162)   (18,854,523)  (311,803)  (117,594)
                                                      ---------    -----------   --------   --------
      Realized gain (loss) on investments ........      (21,934)     3,805,989     89,064     16,872
   Change in unrealized gain (loss)
      on investments .............................      153,371     (3,377,759)   567,704     44,859
                                                      ---------    -----------   --------   --------
      Net gain (loss) on investments .............      131,437        428,230    656,768     61,731
                                                      ---------    -----------   --------   --------
   Reinvested capital gains ......................           --             --         --         --
                                                      ---------    -----------   --------   --------
         Net increase (decrease) in contract
            owners' equity resulting from
            operations ...........................    $ 127,575        378,744    630,353     35,981
                                                      =========    ===========   ========   ========

                                                     VKCorPlus2     VKEmMkt      VKMidCapG   VKUSRealEst
                                                     ----------   -----------   ----------   -----------
Investment activity:
   Reinvested dividends ..........................          --             --           --            --
   Mortality and expense risk charges (note 2) ...      (2,037)      (344,040)    (136,177)   (1,454,400)
                                                      --------    -----------   ----------   -----------
      Net investment income (loss) ...............      (2,037)      (344,040)    (136,177)   (1,454,400)
                                                      --------    -----------   ----------   -----------

   Proceeds from mutual fund shares sold .........     133,578     29,447,169    4,249,625    28,230,368
   Cost of mutual fund shares sold ...............    (130,933)   (26,650,476)  (4,161,658)  (21,426,967)
                                                      --------    -----------   ----------   -----------
      Realized gain (loss) on investments ........       2,645      2,796,693       87,967     6,803,401
   Change in unrealized gain (loss)
      on investments .............................      (2,954)    (4,837,200)   1,491,017     8,188,020
                                                      --------    -----------   ----------   -----------
      Net gain (loss) on investments .............        (309)    (2,040,507)   1,578,984    14,991,421
                                                      --------    -----------   ----------   -----------
   Reinvested capital gains ......................          --             --           --            --
                                                      --------    -----------   ----------   -----------
         Net increase (decrease) in contract
            owners' equity resulting from
            operations ...........................      (2,346)    (2,384,547)   1,442,807    13,537,021
                                                      ========    ===========   ==========   ===========

                                                      VicDivrStk   VicInvQBd   VicSmCoOpp    WRAsStrat
                                                     -----------   ---------   ----------   ----------
Investment activity:
   Reinvested dividends ..........................   $     3,442     47,317          --             --
   Mortality and expense risk charges (note 2) ...      (129,797)    (4,789)    (12,487)      (824,214)
                                                     -----------    -------     -------     ----------
      Net investment income (loss) ...............      (126,355)    42,528     (12,487)      (824,214)
                                                     -----------    -------     -------     ----------

   Proceeds from mutual fund shares sold .........     1,605,231     46,560      87,326        888,654
   Cost of mutual fund shares sold ...............    (1,582,603)   (45,213)    (67,208)      (841,374)
                                                     -----------    -------     -------     ----------
      Realized gain (loss) on investments ........        22,628      1,347      20,118         47,280
   Change in unrealized gain (loss)
      on investments .............................       688,495    (44,242)    352,571       (290,155)
                                                     -----------    -------     -------     ----------
      Net gain (loss) on investments .............       711,123    (42,895)    372,689       (242,875)
                                                     -----------    -------     -------     ----------
   Reinvested capital gains ......................            --    (23,268)         --             --
                                                     -----------    -------     -------     ----------
         Net increase (decrease) in contract
            owners' equity resulting from
            operations ...........................   $   584,768    (23,635)    360,202     (1,067,089)
                                                     ===========    =======     =======     ==========

                                                        WRBal        WRBnd      WRCoreEq    WRDivInc
                                                     ----------   ----------   ----------   --------
Investment activity:
   Reinvested dividends ..........................           --           --           --        --
   Mortality and expense risk charges (note 2) ...     (616,704)    (683,679)  (1,619,418)   (1,443)
                                                     ----------   ----------   ----------   -------
      Net investment income (loss) ...............     (616,704)    (683,679)  (1,619,418)   (1,443)
                                                     ----------   ----------   ----------   -------

   Proceeds from mutual fund shares sold .........    1,184,097    6,638,139    4,902,034    64,920
   Cost of mutual fund shares sold ...............   (1,133,209)  (6,379,648)  (5,552,874)  (65,160)
                                                     ----------   ----------   ----------   -------
      Realized gain (loss) on investments ........       50,888      258,491     (650,840)     (240)
   Change in unrealized gain (loss)
      on investments .............................    2,348,156     (303,399)   2,687,561    28,597
                                                     ----------   ----------   ----------   -------
      Net gain (loss) on investments .............    2,399,044      (44,908)   2,036,721    28,357
                                                     ----------   ----------   ----------   -------
   Reinvested capital gains ......................           --           --           --        --
                                                     ----------   ----------   ----------   -------
         Net increase (decrease) in contract
            owners' equity resulting from
            operations ...........................    1,782,340     (728,587)     417,303    26,914
                                                     ==========   ==========   ==========   =======

                                                                     (Continued)

NATIONWIDE VARIABLE ACCOUNT-9
STATEMENTS OF OPERATIONS, Continued
Six Month Period Ended June 30, 2004
(UNAUDITED)

                                                       WRGrowth       WRHiInc    WRIntlII     WRIntl
                                                     ------------   ----------   --------   ----------
Investment activity:
   Reinvested dividends ..........................   $         --           --        --            --
   Mortality and expense risk charges (note 2) ...     (2,110,850)    (486,373)   (1,628)     (403,494)
                                                     ------------   ----------    ------    ----------
      Net investment income (loss) ...............     (2,110,850)    (486,373)   (1,628)     (403,494)
                                                     ------------   ----------    ------    ----------

   Proceeds from mutual fund shares sold .........     12,168,255    3,017,475       178     1,815,042
   Cost of mutual fund shares sold ...............    (12,635,359)  (3,229,069)     (183)   (2,123,995)
                                                     ------------   ----------    ------    ----------
      Realized gain (loss) on investments ........       (467,104)    (211,594)       (5)     (308,953)
   Change in unrealized gain (loss)
      on investments .............................      4,182,456    1,317,069    52,631     1,428,236
                                                     ------------   ----------    ------    ----------
      Net gain (loss) on investments .............      3,715,352    1,105,475    52,626     1,119,283
                                                     ------------   ----------    ------    ----------
   Reinvested capital gains ......................             --           --        --            --
                                                     ------------   ----------    ------    ----------
         Net increase (decrease) in contract
            owners' equity resulting from
            operations ...........................   $  1,604,502      619,102    50,998       715,789
                                                     ============   ==========    ======    ==========

                                                      WRLTBond    WRMicCpGr      WRMMkt      WRSciTech
                                                     ----------   ---------   -----------   ----------
Investment activity:
   Reinvested dividends ..........................           --        --          46,843           --
   Mortality and expense risk charges (note 2) ...     (288,705)     (713)       (156,125)    (692,207)
                                                     ----------    ------     -----------   ----------
      Net investment income (loss) ...............     (288,705)     (713)       (109,282)    (692,207)
                                                     ----------    ------     -----------   ----------

   Proceeds from mutual fund shares sold .........    3,379,533       120      14,715,871    1,482,845
   Cost of mutual fund shares sold ...............   (3,288,022)     (123)    (14,715,871)  (1,397,519)
                                                     ----------    ------     -----------   ----------
      Realized gain (loss) on investments ........       91,511        (3)             --       85,326
   Change in unrealized gain (loss)
      on investments .............................     (149,705)   10,708              --    5,652,129
                                                     ----------    ------     -----------   ----------
      Net gain (loss) on investments .............      (58,194)   10,705              --    5,737,455
                                                     ----------    ------     -----------   ----------
   Reinvested capital gains ......................           --        --              --           --
                                                     ----------    ------     -----------   ----------
         Net increase (decrease) in contract
            owners' equity resulting from
            operations ...........................     (346,899)    9,992        (109,282)   5,045,248
                                                     ==========    ======     ===========   ==========

                                                       WRSmCap     WRSmCpVal    WRValue
                                                     -----------   ---------   ---------
Investment activity:
   Reinvested dividends ..........................   $        --        --            --
   Mortality and expense risk charges (note 2) ...      (992,718)     (768)     (790,602)
                                                     -----------    ------     ---------
      Net investment income (loss) ...............      (992,718)     (768)     (790,602)
                                                     -----------    ------     ---------

   Proceeds from mutual fund shares sold .........     2,901,983        83       998,779
   Cost of mutual fund shares sold ...............    (2,586,321)      (82)     (881,203)
                                                     -----------    ------     ---------
      Realized gain (loss) on investments ........       315,662         1       117,576
   Change in unrealized gain (loss)
      on investments .............................     7,326,360    35,651     5,347,796
                                                     -----------    ------     ---------
      Net gain (loss) on investments .............     7,642,022    35,652     5,465,372
                                                     -----------    ------     ---------
   Reinvested capital gains ......................            --        --            --
                                                     -----------    ------     ---------
         Net increase (decrease) in contract
            owners' equity resulting from
            operations ...........................   $ 6,649,304    34,884     4,674,770
                                                     ===========    ======     =========

See accompanying notes to financial statements.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

NATIONWIDE VARIABLE ACCOUNT-9
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY
Six Month Periods Ended June 30, 2004 and 2003
(UNAUDITED)

                                                                Total                      AIMBal
                                                  --------------------------------   -----------------
                                                        2004             2003          2004      2003
                                                  ---------------   --------------   -------   -------
Investment activity:
   Net investment income (loss) ...............   $    45,316,028       38,705,091    (4,998)   (3,173)
   Realized gain (loss) on investments ........         2,774,212     (572,490,752)   (1,039)   (3,529)
   Change in unrealized gain (loss)
      on investments ..........................       266,945,097    1,570,929,448    27,774    48,270
   Reinvested capital gains ...................        32,601,488        1,441,469        --        --
                                                  ---------------   --------------   -------   -------
      Net increase (decrease) in contract
         owners' equity resulting from
         operations ...........................       347,636,825    1,038,585,256    21,737    41,568
                                                  ---------------   --------------   -------   -------

Equity transactions:
   Purchase payments received from
      contract owners (note 3) ................       497,640,998    1,110,779,594    23,244   230,952
   Transfers between funds ....................                --               --        89       124
   Redemptions (note 3) .......................      (687,107,464)    (743,006,687)  (26,180)  (21,062)
   Annuity benefits ...........................        (1,976,662)      (1,035,019)       --        --
   Annual contract maintenance charges
      (note 2) ................................          (176,794)        (187,984)       --        --
   Contingent deferred sales charges
      (note 2) ................................       (12,831,984)     (12,731,608)     (122)       --
   Adjustments to maintain reserves ...........         2,646,269       (2,926,640)      (30)      (22)
                                                  ---------------   --------------   -------   -------
         Net equity transactions ..............      (201,805,637)     350,891,656    (2,999)  209,992
                                                  ---------------   --------------   -------   -------

Net change in contract owners' equity .........       145,831,188    1,389,476,912    18,738   251,560
Contract owners' equity beginning
   of period ..................................    14,967,347,100   11,867,051,526   743,430   369,841
                                                  ---------------   --------------   -------   -------
Contract owners' equity end of period .........   $15,113,178,288   13,256,528,438   762,168   621,401
                                                  ===============   ==============   =======   =======

CHANGES IN UNITS:
   Beginning units ............................     1,306,834,707    1,263,729,276    78,940    45,020
                                                  ---------------   --------------   -------   -------
   Units purchased ............................       235,419,796      676,445,012     2,416    28,543
   Units redeemed .............................      (251,089,114)    (641,145,067)   (2,738)   (2,544)
                                                  ---------------   --------------   -------   -------
   Ending units ...............................     1,291,165,389    1,299,029,221    78,618    71,019
                                                  ===============   ==============   =======   =======

                                                        AIMBValue2            AIMBlueCh
                                                  ---------------------   -----------------
                                                     2004        2003       2004      2003
                                                  ---------   ---------   -------   -------
Investment activity:
   Net investment income (loss) ...............     (69,390)    (34,743)   (2,905)   (1,536)
   Realized gain (loss) on investments ........      83,153       5,546    (1,448)     (669)
   Change in unrealized gain (loss)
      on investments ..........................     301,208     632,966     2,256    31,092
   Reinvested capital gains ...................          --          --        --        --
                                                  ---------   ---------   -------   -------
      Net increase (decrease) in contract
         owners' equity resulting from
         operations ...........................     314,971     603,769    (2,097)   28,887
                                                  ---------   ---------   -------   -------

Equity transactions:
   Purchase payments received from
      contract owners (note 3) ................     198,019   2,827,676   129,213   129,274
   Transfers between funds ....................     218,770     (96,606)  (11,886)   (2,038)
   Redemptions (note 3) .......................    (107,861)    (53,250)   (9,161)   (3,001)
   Annuity benefits ...........................        (610)         --        --        --
   Annual contract maintenance charges
      (note 2) ................................          --          --        --        --
   Contingent deferred sales charges
      (note 2) ................................        (956)       (877)       (4)     (103)
   Adjustments to maintain reserves ...........          (3)       (133)       21       (35)
                                                  ---------   ---------   -------   -------
         Net equity transactions ..............     307,359   2,676,810   108,183   124,097
                                                  ---------   ---------   -------   -------

Net change in contract owners' equity .........     622,330   3,280,579   106,086   152,984
Contract owners' equity beginning
   of period ..................................   7,338,132   2,260,202   360,974   153,752
                                                  ---------   ---------   -------   -------
Contract owners' equity end of period .........   7,960,462   5,540,781   467,060   306,736
                                                  =========   =========   =======   =======

CHANGES IN UNITS:
   Beginning units ............................     741,502     298,956    40,180    21,069
                                                  ---------   ---------   -------   -------
   Units purchased ............................      65,132     387,402    14,043    17,911
   Units redeemed .............................     (34,800)    (32,153)   (2,390)     (702)
                                                  ---------   ---------   -------   -------
   Ending units ...............................     771,834     654,205    51,833    38,278
                                                  =========   =========   =======   =======

                                                                     (Continued)

NATIONWIDE VARIABLE ACCOUNT-9
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Six Month Periods Ended June 30, 2004 and 2003
(UNAUDITED)

                                                        AIMCapAp            AIMCapAp2
                                                  -----------------   ---------------------
                                                    2004      2003       2004       2003
                                                  --------   ------   ---------   ---------
Investment activity:
   Net investment income (loss) ...............   $   (812)    (260)    (15,812)     (8,667)
   Realized gain (loss) on investments ........        250      (98)     42,039        (206)
   Change in unrealized gain (loss)
      on investments ..........................      2,298    6,158     (11,706)    122,593
   Reinvested capital gains ...................         --       --          --          --
                                                  --------   ------   ---------   ---------
      Net increase (decrease) in contract
         owners' equity resulting from
         operations ...........................      1,736    5,800      14,521     113,720
                                                  --------   ------   ---------   ---------

Equity transactions:
   Purchase payments received from
      contract owners (note 3) ................     36,526   26,556      33,766     754,556
   Transfers between funds ....................         19       --     (98,301)     19,288
   Redemptions (note 3) .......................       (927)    (449)    (35,630)     (7,284)
   Annuity benefits ...........................         --       --         (53)         --
   Annual contract maintenance charges
      (note 2) ................................         --       --          --          --
   Contingent deferred sales charges
      (note 2) ................................         (6)      --      (1,410)       (187)
   Adjustments to maintain reserves ...........         13       (7)        (23)        (35)
                                                  --------   ------   ---------   ---------
         Net equity transactions ..............     35,625   26,100    (101,651)    766,338
                                                  --------   ------   ---------   ---------

Net change in contract owners' equity .........     37,361   31,900     (87,130)    880,058
Contract owners' equity beginning of period ...    111,852   30,215   1,739,753     495,921
                                                  --------   ------   ---------   ---------
Contract owners' equity end of period .........   $149,213   62,115   1,652,623   1,375,979
                                                  ========   ======   =========   =========

CHANGES IN UNITS:
   Beginning units ............................     11,432    3,915     173,419      62,716
                                                  --------   ------   ---------   ---------
   Units purchased ............................      3,684    3,437       7,408      98,805
   Units redeemed .............................        (94)     (58)    (17,716)     (3,710)
                                                  --------   ------   ---------   ---------
   Ending units ...............................     15,022    7,294     163,111     157,811
                                                  ========   ======   =========   =========

                                                      AIMCapDev2      AIMCoreEq
                                                  -------------   -----------------
                                                   2004      2003   2004      2003
                                                  ------   ----   -------   -------
Investment activity:
   Net investment income (loss) ...............      (70)    --    (1,158)     (529)
   Realized gain (loss) on investments ........        2     --       175      (142)
   Change in unrealized gain (loss)
      on investments ..........................    1,896     --     6,017     8,477
   Reinvested capital gains ...................       --     --        --        --
                                                  ------    ---   -------   -------
      Net increase (decrease) in contract
         owners' equity resulting from
         operations ...........................    1,828     --     5,034     7,806
                                                  ------    ---   -------   -------

Equity transactions:
   Purchase payments received from
      contract owners (note 3) ................       --     --    11,717    33,442
   Transfers between funds ....................   60,533     --        --        --
   Redemptions (note 3) .......................       --     --    (1,802)      (82)
   Annuity benefits ...........................       --     --        --        --
   Annual contract maintenance charges
      (note 2) ................................       --     --        --        --
   Contingent deferred sales charges
      (note 2) ................................       --     --        --        --
   Adjustments to maintain reserves ...........        4     --        22      (364)
                                                  ------    ---   -------   -------
         Net equity transactions ..............   60,537     --     9,937    32,996
                                                  ------    ---   -------   -------

Net change in contract owners' equity .........   62,365     --    14,971    40,802
Contract owners' equity beginning of period ...       --     --   147,046    61,085
                                                  ------    ---   -------   -------
Contract owners' equity end of period .........   62,365     --   162,017   101,887
                                                  ======    ===   =======   =======

CHANGES IN UNITS:
   Beginning units ............................       --     --    14,504     7,344
                                                  ------    ---   -------   -------
   Units purchased ............................    6,140     --     1,140     3,983
   Units redeemed .............................       --     --      (172)      (12)
                                                  ------    ---   -------   -------
   Ending units ...............................    6,140     --    15,472    11,315
                                                  ======    ===   =======   =======

NATIONWIDE VARIABLE ACCOUNT-9
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Six Month Periods Ended June 30, 2004 and 2003
(UNAUDITED)

                                                        AIMPreEq             AIMPreEq2
                                                  ------------------   ---------------------
                                                    2004       2003       2004       2003
                                                  --------   -------   ---------   ---------
Investment activity:
   Net investment income (loss) ...............   $ (3,103)   (2,321)    (16,993)     (8,541)
   Realized gain (loss) on investments ........       (638)   (3,267)     16,902     (11,216)
   Change in unrealized gain (loss)
      on investments ..........................      5,930    38,361         129     114,786
   Reinvested capital gains ...................         --        --          --          --
                                                  --------   -------   ---------   ---------
      Net increase (decrease) in contract
         owners' equity resulting from
         operations ...........................      2,189    32,773          38      95,029
                                                  --------   -------   ---------   ---------

Equity transactions:
   Purchase payments received from
      contract owners (note 3) ................     60,744    39,838      79,904     548,555
   Transfers between funds ....................        471      (388)     31,672      33,575
   Redemptions (note 3) .......................     (7,642)  (14,376)    (36,253)    (14,100)
   Annuity benefits ...........................         --        --          --          --
   Annual contract maintenance charges
      (note 2) ................................         --        --          --          --
   Contingent deferred sales charges
      (note 2) ................................        (80)     (744)       (741)        (23)
   Adjustments to maintain reserves ...........          1       (18)        (23)        (41)
                                                  --------   -------   ---------   ---------
         Net equity transactions ..............     53,494    24,312      74,559     567,966
                                                  --------   -------   ---------   ---------

Net change in contract owners' equity .........     55,683    57,085      74,597     662,995
Contract owners' equity beginning of period ...    426,173   321,013   1,800,438     576,910
                                                  --------   -------   ---------   ---------
Contract owners' equity end of period .........   $481,856   378,098   1,875,035   1,239,905
                                                  ========   =======   =========   =========

CHANGES IN UNITS:
   Beginning units ............................     49,765    46,242     191,437      75,225
                                                  --------   -------   ---------   ---------
   Units purchased ............................      7,085     5,662      17,384      95,472
   Units redeemed .............................       (882)   (2,239)     (9,601)    (22,746)
                                                  --------   -------   ---------   ---------
   Ending units ...............................     55,968    49,665     199,220     147,951
                                                  ========   =======   =========   =========

                                                         AlGrIncB               AISmCapValB
                                                  ---------------------   ---------------------
                                                     2004        2003        2004        2003
                                                  ---------   ---------   ---------   ---------
Investment activity:
   Net investment income (loss) ...............      (5,238)      5,306     (49,791)     (3,484)
   Realized gain (loss) on investments ........      33,783       1,848     131,251       2,713
   Change in unrealized gain (loss)
      on investments ..........................      55,417     210,354     130,568     339,544
   Reinvested capital gains ...................          --          --     138,601      50,306
                                                  ---------   ---------   ---------   ---------
      Net increase (decrease) in contract
         owners' equity resulting from
         operations ...........................      83,962     217,508     350,629     389,079
                                                  ---------   ---------   ---------   ---------

Equity transactions:
   Purchase payments received from
      contract owners (note 3) ................     193,874   1,405,908     132,279   2,049,262
   Transfers between funds ....................     454,259      18,828    (126,642)     27,101
   Redemptions (note 3) .......................     (90,802)    (21,336)   (117,921)    (24,022)
   Annuity benefits ...........................          --          --        (104)         --
   Annual contract maintenance charges
      (note 2) ................................          --          --          --          --
   Contingent deferred sales charges
      (note 2) ................................        (304)       (190)     (2,364)       (806)
   Adjustments to maintain reserves ...........          (1)        (70)        458     (50,397)
                                                  ---------   ---------   ---------   ---------
         Net equity transactions ..............     557,026   1,403,140    (114,294)  2,001,138
                                                  ---------   ---------   ---------   ---------

Net change in contract owners' equity .........     640,988   1,620,648     236,335   2,390,217
Contract owners' equity beginning of period ...   3,793,585     647,929   5,681,552   1,261,226
                                                  ---------   ---------   ---------   ---------
Contract owners' equity end of period .........   4,434,573   2,268,577   5,917,887   3,651,443
                                                  =========   =========   =========   =========

CHANGES IN UNITS:
   Beginning units ............................     371,825      82,504     498,772     153,160
                                                  ---------   ---------   ---------   ---------
   Units purchased ............................      68,380     177,431      25,161     263,356
   Units redeemed .............................     (14,603)     (7,267)    (34,798)    (14,411)
                                                  ---------   ---------   ---------   ---------
   Ending units ...............................     425,602     252,668     489,135     402,105
                                                  =========   =========   =========   =========

                                                                     (Continued)

NATIONWIDE VARIABLE ACCOUNT-9
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Six Month Periods Ended June 30, 2004 and 2003
(UNAUDITED)

                                                          AlPremGrB                 ACVPIncGr
                                                  ----------------------   -------------------------
                                                     2004         2003         2004          2003
                                                  ----------   ---------   -----------   -----------
Investment activity:
   Net investment income (loss) ...............   $  (35,320)    (19,595)    2,126,378     1,515,727
   Realized gain (loss) on investments ........       44,484      (4,192)   (2,004,784)  (10,079,281)
   Change in unrealized gain (loss)
      on investments ..........................       82,507     227,635     9,922,917    29,163,366
   Reinvested capital gains ...................           --          --            --            --
                                                  ----------   ---------   -----------   -----------
      Net increase (decrease) in contract
         owners' equity resulting from
         operations ...........................       91,671     203,848    10,044,511    20,599,812
                                                  ----------   ---------   -----------   -----------

Equity transactions:
   Purchase payments received from
      contract owners (note 3) ................       63,391   1,847,434     4,777,436     9,890,154
   Transfers between funds ....................      (74,027)     33,499   (11,066,773)    9,127,844
   Redemptions (note 3) .......................      (74,663)    (91,477)  (11,102,968)  (10,116,507)
   Annuity benefits ...........................           --          --       (31,907)      (17,400)
   Annual contract maintenance charges
      (note 2) ................................           --          --        (4,839)       (5,239)
   Contingent deferred sales charges
      (note 2) ................................       (1,833)     (1,406)     (214,987)     (212,294)
   Adjustments to maintain reserves ...........          (20)       (105)       27,798       (83,135)
                                                  ----------   ---------   -----------   -----------
         Net equity transactions ..............      (87,152)  1,787,945   (17,616,240)    8,583,423
                                                  ----------   ---------   -----------   -----------

Net change in contract owners' equity .........        4,519   1,991,793    (7,571,729)   29,183,235
Contract owners' equity beginning of period ...    3,923,210     983,078   252,359,339   188,958,653
                                                  ----------   ---------   -----------   -----------
Contract owners' equity end of period .........   $3,927,729   2,974,871   244,787,610   218,141,888
                                                  ==========   =========   ===========   ===========

CHANGES IN UNITS:
   Beginning units ............................      414,836     126,001    20,993,443    20,008,742
                                                  ----------   ---------   -----------   -----------
   Units purchased ............................       17,144     267,996     2,069,229     4,701,229
   Units redeemed .............................      (26,404)    (43,459)   (3,471,418)   (3,891,927)
                                                  ----------   ---------   -----------   -----------
   Ending units ...............................      405,576     350,538    19,591,254    20,818,044
                                                  ==========   =========   ===========   ===========

                                                         ACVPIncGr2             ACVPInflaPro
                                                  ---------------------   ----------------------
                                                     2004        2003        2004         2003
                                                  ---------   ---------   ----------   ---------
Investment activity:
   Net investment income (loss) ...............      11,078       4,970      336,902        (833)
   Realized gain (loss) on investments ........      23,838       1,843      135,064       1,809
   Change in unrealized gain (loss)
      on investments ..........................     138,463     303,942     (585,326)    (22,571)
   Reinvested capital gains ...................          --          --       19,255          --
                                                  ---------   ---------   ----------   ---------
      Net increase (decrease) in contract
         owners' equity resulting from
         operations ...........................     173,379     310,755      (94,105)    (21,595)
                                                  ---------   ---------   ----------   ---------

Equity transactions:
   Purchase payments received from
      contract owners (note 3) ................     158,110   1,907,351    2,333,839     682,963
   Transfers between funds ....................     258,452      62,133   19,619,648   3,325,871
   Redemptions (note 3) .......................     (71,347)    (86,773)    (803,815)    (18,624)
   Annuity benefits ...........................          --          --       (5,575)       (137)
   Annual contract maintenance charges
      (note 2) ................................          --          --           (1)         --
   Contingent deferred sales charges
      (note 2) ................................        (610)         --      (12,454)        (57)
   Adjustments to maintain reserves ...........         (30)       (101)      23,301        (247)
                                                  ---------   ---------   ----------   ---------
         Net equity transactions ..............     344,575   1,882,610   21,154,943   3,989,769
                                                  ---------   ---------   ----------   ---------

Net change in contract owners' equity .........     517,954   2,193,365   21,060,838   3,968,174
Contract owners' equity beginning of period ...   4,569,235   1,284,778   17,425,225          --
                                                  ---------   ---------   ----------   ---------
Contract owners' equity end of period .........   5,087,189   3,478,143   38,486,063   3,968,174
                                                  =========   =========   ==========   =========

CHANGES IN UNITS:
   Beginning units ............................     440,628     157,252    1,685,537          --
                                                  ---------   ---------   ----------   ---------
   Units purchased ............................      45,271     242,589    3,262,246     408,769
   Units redeemed .............................     (13,228)    (15,965)  (1,212,687)    (23,251)
                                                  ---------   ---------   ----------   ---------
   Ending units ...............................     472,671     383,876    3,735,096     385,518
                                                  =========   =========   ==========   =========

NATIONWIDE VARIABLE ACCOUNT-9
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Six Month Periods Ended June 30, 2004 and 2003
(UNAUDITED)

                                                            ACVPInt                    ACVPInt3
                                                  --------------------------   -----------------------
                                                      2004           2003         2004         2003
                                                  ------------   -----------   ----------   ----------
Investment activity:
   Net investment income (loss) ...............   $    (14,437)      256,610      (17,448)      74,566
   Realized gain (loss) on investments ........        240,369    (4,000,941)     328,869     (713,462)
   Change in unrealized gain (loss)
      on investments ..........................      1,811,419     7,639,266      509,803    2,610,645
   Reinvested capital gains ...................             --            --           --           --
                                                  ------------   -----------   ----------   ----------
      Net increase (decrease) in contract
         owners' equity resulting from
         operations ...........................      2,037,351     3,894,935      821,224    1,971,749
                                                  ------------   -----------   ----------   ----------

Equity transactions:
   Purchase payments received from
      contract owners (note 3) ................        138,064       260,018    2,526,448    6,116,523
   Transfers between funds ....................     (4,660,448)   (9,705,560)   1,535,203    3,580,671
   Redemptions (note 3) .......................     (4,316,617)   (4,441,835)  (2,298,997)  (1,831,057)
   Annuity benefits ...........................        (10,474)       (7,274)          --           --
   Annual contract maintenance charges
      (note 2) ................................         (1,830)       (2,126)        (415)        (344)
   Contingent deferred sales charges
      (note 2) ................................        (87,264)      (99,311)     (33,374)     (28,663)
   Adjustments to maintain reserves ...........         20,924       (56,516)      44,298       25,815
                                                  ------------   -----------   ----------   ----------
         Net equity transactions ..............     (8,917,645)  (14,052,604)   1,773,163    7,862,945
                                                  ------------   -----------   ----------   ----------

Net change in contract owners' equity .........     (6,880,294)  (10,157,669)   2,594,387    9,834,694
Contract owners' equity beginning
   of period ..................................    116,571,010   117,523,192   56,813,017   34,923,433
                                                  ------------   -----------   ----------   ----------
Contract owners' equity end of period .........   $109,690,716   107,365,523   59,407,404   44,758,127
                                                  ============   ===========   ==========   ==========

CHANGES IN UNITS:
   Beginning units ............................     10,982,643    13,652,082    5,738,677    4,339,185
                                                  ------------   -----------   ----------   ----------
   Units purchased ............................         11,974        22,549    1,276,565    1,932,701
   Units redeemed .............................       (800,478)   (1,728,149)  (1,112,512)    (940,589)
                                                  ------------   -----------   ----------   ----------
   Ending units ...............................     10,194,139    11,946,482    5,902,730    5,331,297
                                                  ============   ===========   ==========   ==========

                                                         ACVPUltra                ACVPUltra2
                                                  -----------------------   ---------------------
                                                     2004         2003         2004       2003
                                                  ----------   ----------   ---------   ---------
Investment activity:
   Net investment income (loss) ...............     (101,398)     (36,732)    (27,667)    (12,195)
   Realized gain (loss) on investments ........    1,058,349      (42,349)     56,233      (2,281)
   Change in unrealized gain (loss)
      on investments ..........................     (356,401)     818,278      88,241     194,501
   Reinvested capital gains ...................           --           --          --          --
                                                  ----------   ----------   ---------   ---------
      Net increase (decrease) in contract
         owners' equity resulting from
         operations ...........................      600,550      739,197     116,807     180,025
                                                  ----------   ----------   ---------   ---------

Equity transactions:
   Purchase payments received from
      contract owners (note 3) ................    1,247,145    2,367,542      58,264   1,346,886
   Transfers between funds ....................   (1,464,430)   3,916,833     (64,072)     51,516
   Redemptions (note 3) .......................     (540,852)    (291,809)    (34,205)    (20,720)
   Annuity benefits ...........................       (2,305)      (1,123)         --          --
   Annual contract maintenance charges
      (note 2) ................................          (77)         (20)         --          --
   Contingent deferred sales charges
      (note 2) ................................       (6,038)      (4,467)       (193)       (374)
   Adjustments to maintain reserves ...........        2,359       (1,082)          3         (41)
                                                  ----------   ----------   ---------   ---------
         Net equity transactions ..............     (764,198)   5,985,874     (40,203)  1,377,267
                                                  ----------   ----------   ---------   ---------

Net change in contract owners' equity .........     (163,648)   6,725,071      76,604   1,557,292
Contract owners' equity beginning
   of period ..................................   15,883,971    3,412,178   3,093,529     665,893
                                                  ----------   ----------   ---------   ---------
Contract owners' equity end of period .........   15,720,323   10,137,249   3,170,133   2,223,185
                                                  ==========   ==========   =========   =========

CHANGES IN UNITS:
   Beginning units ............................    1,599,480      427,070     318,356      84,098
                                                  ----------   ----------   ---------   ---------
   Units purchased ............................      627,677    1,319,111      28,086     177,121
   Units redeemed .............................     (695,680)    (611,837)    (33,047)     (7,544)
                                                  ----------   ----------   ---------   ---------
   Ending units ...............................    1,531,477    1,134,344     313,395     253,675
                                                  ==========   ==========   =========   =========

                                                                     (Continued)

NATIONWIDE VARIABLE ACCOUNT-9
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Six Month Periods Ended June 30, 2004 and 2003
(UNAUDITED)

                                                            ACVPVal                   ACVPVal2
                                                  --------------------------   ---------------------
                                                      2004           2003         2004        2003
                                                  ------------   -----------   ---------   ---------
Investment activity:
   Net investment income (loss) ...............   $  1,972,992     1,856,824      (3,459)     (1,392)
   Realized gain (loss) on investments ........      3,152,112   (12,199,668)    114,062      (6,286)
   Change in unrealized gain (loss)
      on investments ..........................     18,075,916    41,241,716     239,442     459,754
   Reinvested capital gains ...................      3,912,210            --      64,635          --
                                                  ------------   -----------   ---------   ---------
      Net increase (decrease) in contract
         owners' equity resulting from
         operations ...........................     27,113,230    30,898,872     414,680     452,076
                                                  ------------   -----------   ---------   ---------

Equity transactions:
   Purchase payments received from
      contract owners (note 3) ................     10,227,608    25,562,610     178,387   3,017,976
   Transfers between funds ....................      8,891,401   (19,850,094)     74,530     198,751
   Redemptions (note 3) .......................    (18,942,094)  (16,372,568)   (137,857)    (74,481)
   Annuity benefits ...........................        (67,975)      (24,016)         --          --
   Annual contract maintenance charges
      (note 2) ................................         (3,518)       (3,732)         --          --
   Contingent deferred sales charges
      (note 2) ................................       (346,964)     (304,137)     (1,865)     (1,286)
   Adjustments to maintain reserves ...........       (792,873)       40,139          88        (116)
                                                  ------------   -----------   ---------   ---------
         Net equity transactions ..............     (1,034,415)  (10,951,798)    113,283   3,140,844
                                                  ------------   -----------   ---------   ---------

Net change in contract owners' equity .........     26,078,815    19,947,074     527,963   3,592,920
Contract owners' equity beginning
   of period ..................................    489,389,745   371,257,841   7,970,560   2,374,430
                                                  ------------   -----------   ---------   ---------
Contract owners' equity end of period .........   $515,468,560   391,204,915   8,498,523   5,967,350
                                                  ============   ===========   =========   =========

CHANGES IN UNITS:
   Beginning units ............................     31,663,303    30,662,966     732,705     276,263
                                                  ------------   -----------   ---------   ---------
   Units purchased ............................      4,717,975     9,386,919      55,516     401,185
   Units redeemed .............................     (4,703,274)  (10,340,372)    (46,038)    (36,574)
                                                  ------------   -----------   ---------   ---------
   Ending units ...............................     31,678,004    29,709,513     742,183     640,874
                                                  ============   ===========   =========   =========

                                                        BBTCapMgr               BBTLgCapV
                                                  ---------------------   ---------------------
                                                     2004       2003         2004        2003
                                                  ---------   ---------   ---------   ---------
Investment activity:
   Net investment income (loss) ...............     (16,400)     (8,042)      6,809       6,505
   Realized gain (loss) on investments ........       7,430      (4,733)     (7,834)     (7,398)
   Change in unrealized gain (loss)
      on investments ..........................     129,295     199,145      98,413     192,144
   Reinvested capital gains ...................          --          --          --          --
                                                  ---------   ---------   ---------   ---------
      Net increase (decrease) in contract
         owners' equity resulting from
         operations ...........................     120,325     186,370      97,388     191,251
                                                  ---------   ---------   ---------   ---------

Equity transactions:
   Purchase payments received from
      contract owners (note 3) ................     696,328     321,875     511,595     910,500
   Transfers between funds ....................       7,157         294     (26,616)        907
   Redemptions (note 3) .......................    (120,953)    (29,394)    (96,793)    (43,367)
   Annuity benefits ...........................          --          --          --          --
   Annual contract maintenance charges
      (note 2) ................................          --          --          --          --
   Contingent deferred sales charges
      (note 2) ................................      (2,803)       (703)     (2,671)       (898)
   Adjustments to maintain reserves ...........         209        (295)         34        (260)
                                                  ---------   ---------   ---------   ---------
         Net equity transactions ..............     579,938     291,777     385,549     866,882
                                                  ---------   ---------   ---------   ---------

Net change in contract owners' equity .........     700,263     478,147     482,937   1,058,133
Contract owners' equity beginning
   of period ..................................   2,052,428   1,048,811   3,177,031   1,397,651
                                                  ---------   ---------   ---------   ---------
Contract owners' equity end of period .........   2,752,691   1,526,958   3,659,968   2,455,784
                                                  =========   =========   =========   =========

CHANGES IN UNITS:
   Beginning units ............................     183,955     126,777     322,683     173,232
                                                  ---------   ---------   ---------   ---------
   Units purchased ............................      68,471      38,983      55,512     116,904
   Units redeemed .............................     (18,106)     (3,532)    (17,510)     (8,099)
                                                  ---------   ---------   ---------   ---------
   Ending units ...............................     234,320     162,228     360,685     282,037
                                                  =========   =========   =========   =========

NATIONWIDE VARIABLE ACCOUNT-9
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Six Month Periods Ended June 30, 2004 and 2003
(UNAUDITED)

                                                         BBTLgCoGr                BBTMdCapGr
                                                  ----------------------   ---------------------
                                                     2004         2003        2004        2003
                                                  ----------   ---------   ---------   ---------
Investment activity:
   Net investment income (loss) ...............   $  (12,954)     (7,407)     (9,203)     (8,171)
   Realized gain (loss) on investments ........       (2,950)    (10,504)      7,508     (10,283)
   Change in unrealized gain (loss)
      on investments ..........................       37,376     160,110      37,081     118,121
   Reinvested capital gains ...................           --          --          --          --
                                                  ----------   ---------   ---------   ---------
      Net increase (decrease) in contract
         owners' equity resulting from
         operations ...........................       21,472     142,199      35,386      99,667
                                                  ----------   ---------   ---------   ---------

Equity transactions:
   Purchase payments received from
      contract owners (note 3) ................      273,904     413,654     589,520     117,169
   Transfers between funds ....................       (9,894)       --       (99,255)     (4,077)
   Redemptions (note 3) .......................      (63,330)    (14,231)   (133,858)    (33,074)
   Annuity benefits ...........................           --          --          --          --
   Annual contract maintenance charges
      (note 2) ................................           --          --          --          --
   Contingent deferred sales charges
      (note 2) ................................       (1,008)       (459)     (3,635)       (566)
   Adjustments to maintain reserves ...........          145        (370)         (5)        (49)
                                                  ----------   ---------   ---------   ---------
         Net equity transactions ..............      199,817     398,594     352,767      79,403
                                                  ----------   ---------   ---------   ---------

Net change in contract owners' equity .........      221,289     540,793     388,153     179,070
Contract owners' equity beginning of period ...    1,658,565     750,507   1,566,829   1,118,486
                                                  ----------   ---------   ---------   ---------
Contract owners' equity end of period .........   $1,879,854   1,291,300   1,954,982   1,297,556
                                                  ==========   =========   =========   =========

CHANGES IN UNITS:
   Beginning units ............................      186,382     106,392     160,093     141,508
                                                  ----------   ---------   ---------   ---------
   Units purchased ............................       39,158      62,020     100,686      14,639
   Units redeemed .............................      (17,197)     (4,945)    (65,773)     (4,774)
                                                  ----------   ---------   ---------   ---------
   Ending units ...............................      208,343     163,467     195,006     151,373
                                                  ==========   =========   =========   =========

                                                          CSGPVen                CSIntFoc
                                                  ---------------------   ----------------------
                                                     2004        2003        2004        2003
                                                  ---------   ---------   ---------   ----------
Investment activity:
   Net investment income (loss) ...............     (20,135)    (16,393)    (45,760)     (39,352)
   Realized gain (loss) on investments ........      11,958    (306,037)     33,020     (364,721)
   Change in unrealized gain (loss)
      on investments ..........................     297,122     865,844      64,819    1,005,369
   Reinvested capital gains ...................          --          --          --           --
                                                  ---------   ---------   ---------   ----------
      Net increase (decrease) in contract
         owners' equity resulting from
         operations ...........................     288,945     543,414      52,079      601,296
                                                  ---------   ---------   ---------   ----------

Equity transactions:
   Purchase payments received from
      contract owners (note 3) ................       1,796      (5,875)      3,799        3,651
   Transfers between funds ....................    (299,206)   (309,463)   (225,139)    (712,239)
   Redemptions (note 3) .......................    (170,540)   (310,418)   (409,996)    (366,812)
   Annuity benefits ...........................          --          --          --            5
   Annual contract maintenance charges
      (note 2) ................................         (10)        (13)        (45)         (56)
   Contingent deferred sales charges
      (note 2) ................................      (3,081)     (9,262)     (6,826)      (7,340)
   Adjustments to maintain reserves ...........      14,796      (3,997)    (14,754)      (6,125)
                                                  ---------   ---------   ---------   ----------
         Net equity transactions ..............    (456,245)   (639,028)   (652,961)  (1,088,916)
                                                  ---------   ---------   ---------   ----------

Net change in contract owners' equity .........    (167,300)    (95,614)   (600,882)    (487,620)
Contract owners' equity beginning of period ...   4,142,199   3,626,422   9,417,708    8,755,098
                                                  ---------   ---------   ---------   ----------
Contract owners' equity end of period .........   3,974,899   3,530,808   8,816,826    8,267,478
                                                  =========   =========   =========   ==========

CHANGES IN UNITS:
   Beginning units ............................     447,652     572,102   1,056,590    1,294,997
                                                  ---------   ---------   ---------   ----------
   Units purchased ............................       1,932         382         246          347
   Units redeemed .............................     (47,519)    (99,656)    (73,421)    (166,727)
                                                  ---------   ---------   ---------   ----------
   Ending units ...............................     402,065     472,828     983,415    1,128,617
                                                  =========   =========   =========   ==========

                                                                     (Continued)

NATIONWIDE VARIABLE ACCOUNT-9
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Six Month Periods Ended June 30, 2004 and 2003
(UNAUDITED)

                                                           CSLCapV                DryELeadS
                                                  ------------------------   -------------------
                                                      2004         2003         2004       2003
                                                  -----------   ----------   ---------   -------
Investment activity:
   Net investment income (loss) ...............   $   (77,459)     (67,385)    (13,515)   (5,551)
   Realized gain (loss) on investments ........         5,364     (366,616)     20,061     3,344
   Change in unrealized gain (loss)
      on investments ..........................       391,506    1,464,931      45,118   108,331
   Reinvested capital gains ...................            --           --          --        --
                                                  -----------   ----------   ---------   -------
      Net increase (decrease) in contract
         owners' equity resulting from
         operations ...........................       319,411    1,030,930      51,664   106,124
                                                  -----------   ----------   ---------   -------

Equity transactions:
   Purchase payments received from
      contract owners (note 3) ................       117,735       92,058      52,371   486,864
   Transfers between funds ....................       386,434     (434,142)      7,634    37,850
   Redemptions (note 3) .......................      (737,518)  (1,021,826)    (12,802)  (27,792)
   Annuity benefits ...........................            --           --          --        --
   Annual contract maintenance charges
      (note 2) ................................          (111)        (130)         --        --
   Contingent deferred sales charges
      (note 2) ................................       (13,016)     (14,230)         --        --
   Adjustments to maintain reserves ...........           425       (1,398)        (13)      (50)
                                                  -----------   ----------   ---------   -------
         Net equity transactions ..............      (246,051)  (1,379,668)     47,190   496,872
                                                  -----------   ----------   ---------   -------

Net change in contract owners' equity .........        73,360     (348,738)     98,854   602,996
Contract owners' equity beginning of period ...    15,061,157   13,953,162   1,350,550   297,477
                                                  -----------   ----------   ---------   -------
Contract owners' equity end of period .........   $15,134,517   13,604,424   1,449,404   900,473
                                                  ===========   ==========   =========   =======

CHANGES IN UNITS:
   Beginning units ............................     1,221,166    1,401,028     122,126    38,847
                                                  -----------   ----------   ---------   -------
   Units purchased ............................       100,343       82,070       9,925    70,854
   Units redeemed .............................      (120,871)    (221,306)     (5,841)   (8,379)
                                                  -----------   ----------   ---------   -------
   Ending units ...............................     1,200,638    1,261,792     126,210   101,322
                                                  ===========   ==========   =========   =======

                                                        DrySmCapIxS             DrySRGroS
                                                  -----------------------   -----------------
                                                     2004         2003        2004      2003
                                                  ----------   ----------   -------   -------
Investment activity:
   Net investment income (loss) ...............     (254,843)     (59,316)   (3,750)   (1,308)
   Realized gain (loss) on investments ........    2,713,597      326,208     1,289      (575)
   Change in unrealized gain (loss)
      on investments ..........................    1,183,311      929,206     7,541    15,897
   Reinvested capital gains ...................       55,012           --        --        --
                                                  ----------   ----------   -------   -------
      Net increase (decrease) in contract
         owners' equity resulting from
         operations ...........................    3,697,077    1,196,098     5,080    14,014
                                                  ----------   ----------   -------   -------

Equity transactions:
   Purchase payments received from
      contract owners (note 3) ................    2,669,479    4,245,383     9,591   122,881
   Transfers between funds ....................    4,257,235     (137,323)   67,728     6,863
   Redemptions (note 3) .......................   (3,157,491)    (509,797)   (7,457)   (7,695)
   Annuity benefits ...........................      (10,458)      (5,421)       --        --
   Annual contract maintenance charges
      (note 2) ................................         (297)         (42)       --        --
   Contingent deferred sales charges
      (note 2) ................................      (15,520)      (2,175)       --      (561)
   Adjustments to maintain reserves ...........       10,216        6,018       (25)      (20)
                                                  ----------   ----------   -------   -------
         Net equity transactions ..............    3,753,164    3,596,643    69,837   121,468
                                                  ----------   ----------   -------   -------

Net change in contract owners' equity .........    7,450,241    4,792,741    74,917   135,482
Contract owners' equity beginning of period ...   41,317,156    9,334,257   333,031    97,212
                                                  ----------   ----------   -------   -------
Contract owners' equity end of period .........   48,767,397   14,126,998   407,948   232,694
                                                  ==========   ==========   =======   =======

CHANGES IN UNITS:
   Beginning units ............................    3,945,170    1,223,668    36,008    12,952
                                                  ----------   ----------   -------   -------
   Units purchased ............................    2,458,294    3,003,641     8,178    16,569
   Units redeemed .............................   (2,084,752)  (2,604,979)     (808)   (1,090)
                                                  ----------   ----------   -------   -------
   Ending units ...............................    4,318,712    1,622,330    43,378    28,431
                                                  ==========   ==========   =======   =======

NATIONWIDE VARIABLE ACCOUNT-9
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Six Month Periods Ended June 30, 2004 and 2003
(UNAUDITED)

                                                           DrySRGro                     DryStkIx
                                                  --------------------------   ---------------------------
                                                      2004           2003          2004            2003
                                                  ------------   -----------   -------------   -----------
Investment activity:
   Net investment income (loss) ...............   $   (785,819)     (687,260)      1,033,535     1,496,690
   Realized gain (loss) on investments ........     (7,164,751)  (20,182,430)    (16,710,972)  (54,611,820)
   Change in unrealized gain (loss)
      on investments ..........................     10,908,143    32,069,300      44,147,563   141,096,015
   Reinvested capital gains ...................             --            --              --            --
                                                  ------------   -----------   -------------   -----------
      Net increase (decrease) in contract
         owners' equity resulting from
         operations ...........................      2,957,573    11,199,610      28,470,126    87,980,885
                                                  ------------   -----------   -------------   -----------

Equity transactions:
   Purchase payments received from
      contract owners (note 3) ................      3,016,849     3,714,439      21,162,858    36,683,785
   Transfers between funds ....................     (3,021,574)   (5,671,772)       (502,456)  (22,872,610)
   Redemptions (note 3) .......................     (5,636,054)   (6,127,208)    (46,080,599)  (40,033,411)
   Annuity benefits ...........................         (7,469)       (7,332)        (92,054)      (63,746)
   Annual contract maintenance charges
      (note 2) ................................        (10,797)      (12,484)        (25,098)      (28,143)
   Contingent deferred sales charges
      (note 2) ................................       (123,730)     (149,859)       (828,458)     (799,342)
   Adjustments to maintain reserves ...........         19,650      (192,076)       (197,957)     (234,786)
                                                  ------------   -----------   -------------   -----------
         Net equity transactions ..............     (5,763,125)   (8,446,292)    (26,563,764)  (27,348,253)
                                                  ------------   -----------   -------------   -----------

Net change in contract owners' equity .........     (2,805,552)    2,753,318       1,906,362    60,632,632
Contract owners' equity beginning of period ...    139,750,465   124,732,029   1,059,258,909   865,868,613
                                                  ------------   -----------   -------------   -----------
Contract owners' equity end of period .........   $136,944,913   127,485,347   1,061,165,271   926,501,245
                                                  ============   ===========   =============   ===========

CHANGES IN UNITS:
   Beginning units ............................     14,356,877    15,948,771      92,185,602    95,354,292
                                                  ------------   -----------   -------------   -----------
   Units purchased ............................        979,785     2,098,890       9,229,589    17,356,640
   Units redeemed .............................     (1,550,801)   (3,169,053)    (11,329,140)  (20,536,224)
                                                  ------------   -----------   -------------   -----------
   Ending units ...............................     13,785,861    14,878,608      90,086,051    92,174,708
                                                  ============   ===========   =============   ===========

                                                          DryVIFApp                DryVIFAppS
                                                  -------------------------   ---------------------
                                                      2004          2003         2004        2003
                                                  -----------   -----------   ---------   ---------
Investment activity:
   Net investment income (loss) ...............      (955,380)     (805,363)    (32,859)    (16,703)
   Realized gain (loss) on investments ........    (2,364,260)   (3,017,199)     11,111        (173)
   Change in unrealized gain (loss)
      on investments ..........................     5,578,387    15,208,792      52,723     183,676
   Reinvested capital gains ...................            --            --          --          --
                                                  -----------   -----------   ---------   ---------
      Net increase (decrease) in contract
         owners' equity resulting from
         operations ...........................     2,258,747    11,386,230      30,975     166,800
                                                  -----------   -----------   ---------   ---------

Equity transactions:
   Purchase payments received from
      contract owners (note 3) ................     2,396,185     8,295,688     117,836   1,434,105
   Transfers between funds ....................    (2,854,886)      841,703      73,505      35,000
   Redemptions (note 3) .......................    (6,589,811)   (6,905,226)    (36,778)    (45,748)
   Annuity benefits ...........................       (96,265)      (25,517)         --          --
   Annual contract maintenance charges
      (note 2) ................................        (4,006)       (4,655)         --          --
   Contingent deferred sales charges
      (note 2) ................................      (116,441)     (126,165)       (319)       (797)
   Adjustments to maintain reserves ...........       813,217        23,514         (40)        (79)
                                                  -----------   -----------   ---------   ---------
         Net equity transactions ..............    (6,452,007)    2,099,342     154,204   1,422,481
                                                  -----------   -----------   ---------   ---------

Net change in contract owners' equity .........    (4,193,260)   13,485,572     185,179   1,589,281
Contract owners' equity beginning of period ...   175,134,928   147,869,385   3,413,604   1,007,673
                                                  -----------   -----------   ---------   ---------
Contract owners' equity end of period .........   170,941,668   161,354,957   3,598,783   2,596,954
                                                  ===========   ===========   =========   =========

CHANGES IN UNITS:
   Beginning units ............................    14,368,474    14,518,204     345,131     120,876
                                                  -----------   -----------   ---------   ---------
   Units purchased ............................     1,421,029     2,185,846      22,034     180,358
   Units redeemed .............................    (1,906,938)   (2,013,928)     (6,435)    (11,167)
                                                  -----------   -----------   ---------   ---------
   Ending units ...............................    13,882,565    14,690,122     360,730     290,067
                                                  ===========   ===========   =========   =========

                                                                     (Continued)

NATIONWIDE VARIABLE ACCOUNT-9
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Six Month Periods Ended June 30, 2004 and 2003
(UNAUDITED)

                                                      DryVIFDevLd         DryVIFIntVal
                                                  ------------------   -----------------
                                                    2004       2003      2004      2003
                                                  --------   -------   -------   -------
Investment activity:
   Net investment income (loss) ...............   $ (3,251)   (1,985)   (1,743)     (577)
   Realized gain (loss) on investments ........        284      (354)    5,311    (1,102)
   Change in unrealized gain (loss)
      on investments ..........................     15,267    28,116    24,596    24,757
   Reinvested capital gains ...................         --        --        --        --
                                                  --------   -------   -------   -------
      Net increase (decrease) in contract
         owners' equity resulting from
         operations ...........................     12,300    25,777    28,164    23,078
                                                  --------   -------   -------   -------

Equity transactions:
   Purchase payments received from
      contract owners (note 3) ................     47,155    48,351    41,244   149,789
   Transfers between funds ....................         --        --   (14,984)    1,011
   Redemptions (note 3) .......................     (5,164)     (104)   (7,019)   (2,843)
   Annuity benefits ...........................         --        --        --        --
   Annual contract maintenance charges
      (note 2) ................................         --        --        --        --
   Contingent deferred sales charges
      (note 2) ................................         --        --      (353)       --
   Adjustments to maintain reserves ...........        141      (130)       15       (10)
                                                  --------   -------   -------   -------
         Net equity transactions ..............     42,132    48,117    18,903   147,947
                                                  --------   -------   -------   -------

Net change in contract owners' equity .........     54,432    73,894    47,067   171,025
Contract owners' equity beginning of period ...    371,156   210,757   377,382    70,197
                                                  --------   -------   -------   -------
Contract owners' equity end of period .........   $425,588   284,651   424,449   241,222
                                                  ========   =======   =======   =======

CHANGES IN UNITS:
   Beginning units ............................     36,181    27,276    32,213     8,057
                                                  --------   -------   -------   -------
   Units purchased ............................      3,972     5,613     3,379    18,284
   Units redeemed .............................       (447)      (12)   (1,781)     (363)
                                                  --------   -------   -------   -------
   Ending units ...............................     39,706    32,877    33,811    25,978
                                                  ========   =======   =======   =======

                                                      FedAmLeadS           FedCapApS
                                                  -----------------   -------------------
                                                    2004      2003       2004       2003
                                                  -------   -------   ---------   -------
Investment activity:
   Net investment income (loss) ...............     2,346       945      (6,002)   (3,379)
   Realized gain (loss) on investments ........     8,390      (492)      8,196      (796)
   Change in unrealized gain (loss)
      on investments ..........................     1,060    38,924       5,247    76,967
   Reinvested capital gains ...................        --        --          --        --
                                                  -------   -------   ---------   -------
      Net increase (decrease) in contract
         owners' equity resulting from
         operations ...........................    11,796    39,377       7,441    72,792
                                                  -------   -------   ---------   -------

Equity transactions:
   Purchase payments received from
      contract owners (note 3) ................    24,033   226,950      26,673   430,814
   Transfers between funds ....................    30,664    27,584      (6,734)   41,206
   Redemptions (note 3) .......................   (12,007)  (11,347)     (8,347)  (24,010)
   Annuity benefits ...........................        --        --          --        --
   Annual contract maintenance charges
      (note 2) ................................        --        --          --        --
   Contingent deferred sales charges
      (note 2) ................................      (396)      (35)         --        --
   Adjustments to maintain reserves ...........       (11)      (25)        (25)      (23)
                                                  -------   -------   ---------   -------
         Net equity transactions ..............    42,283   243,127      11,567   447,987
                                                  -------   -------   ---------   -------

Net change in contract owners' equity .........    54,079   282,504      19,008   520,779
Contract owners' equity beginning of period ...   632,955   134,110   1,260,625   444,085
                                                  -------   -------   ---------   -------
Contract owners' equity end of period .........   687,034   416,614   1,279,633   964,864
                                                  =======   =======   =========   =======

CHANGES IN UNITS:
   Beginning units ............................    62,971    16,666     127,784    54,725
                                                  -------   -------   ---------   -------
   Units purchased ............................     7,583    35,932       5,730    59,170
   Units redeemed .............................    (3,372)   (5,120)     (4,622)   (4,144)
                                                  -------   -------   ---------   -------
   Ending units ...............................    67,182    47,478     128,892   109,751
                                                  =======   =======   =========   =======

NATIONWIDE VARIABLE ACCOUNT-9
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Six Month Periods Ended June 30, 2004 and 2003
(UNAUDITED)

                                                        FedHiIncS                  FedQualBd
                                                  ----------------------   -------------------------
                                                     2004         2003         2004          2003
                                                  ----------   ---------   -----------   -----------
Investment activity:
   Net investment income (loss) ...............   $  420,822     158,156    14,196,982    12,269,403
   Realized gain (loss) on investments ........      119,476       7,155     1,670,032     2,647,446
   Change in unrealized gain (loss)
      on investments ..........................     (480,506)    152,282   (21,951,507)    3,614,068
   Reinvested capital gains ...................           --          --     3,671,473            --
                                                  ----------   ---------   -----------   -----------
      Net increase (decrease) in contract
         owners' equity resulting from
         operations ...........................       59,792     317,593    (2,413,020)   18,530,917
                                                  ----------   ---------   -----------   -----------

Equity transactions:
   Purchase payments received from
      contract owners (note 3) ................      201,643   2,995,025     8,465,106    50,394,330
   Transfers between funds ....................     (690,054)    398,547   (35,044,169)   22,370,195
   Redemptions (note 3) .......................     (259,181)    (48,766)  (17,563,348)  (27,220,889)
   Annuity benefits ...........................           --          --       (54,177)      (49,948)
   Annual contract maintenance charges
      (note 2) ................................           --          --        (1,543)       (1,532)
   Contingent deferred sales charges
      (note 2) ................................       (1,185)       (549)     (257,858)     (356,337)
   Adjustments to maintain reserves ...........           43         (39)      138,792       (33,758)
                                                  ----------   ---------   -----------   -----------
         Net equity transactions ..............     (748,734)  3,344,218   (44,317,197)   45,102,061
                                                  ----------   ---------   -----------   -----------

Net change in contract owners' equity .........     (688,942)  3,661,811   (46,730,217)   63,632,978
Contract owners' equity beginning
   of period ..................................    6,802,892   1,130,291   425,597,014   418,918,133
                                                  ----------   ---------   -----------   -----------
Contract owners' equity end of period .........   $6,113,950   4,792,102   378,866,797   482,551,111
                                                  ==========   =========   ===========   ===========

CHANGES IN UNITS:
   Beginning units ............................      594,118     118,039    33,400,483    33,983,812
                                                  ----------   ---------   -----------   -----------
   Units purchased ............................       93,193     361,476     2,837,497    13,079,395
   Units redeemed .............................     (158,954)    (32,311)   (6,158,867)   (9,498,502)
                                                  ----------   ---------   -----------   -----------
   Ending units ...............................      528,357     447,204    30,079,113    37,564,705
                                                  ==========   =========   ===========   ===========

                                                         FedQualBdS                 FidVIPEIS
                                                  -----------------------   -------------------------
                                                     2004         2003          2004          2003
                                                  ----------   ----------   -----------   -----------
Investment activity:
   Net investment income (loss) ...............      379,926      185,297     7,465,216     7,381,009
   Realized gain (loss) on investments ........       21,108        7,113     1,401,800   (31,686,041)
   Change in unrealized gain (loss)
      on investments ..........................     (640,265)     126,922    11,083,542    84,029,285
   Reinvested capital gains ...................      111,654           --     3,165,949            --
                                                  ----------   ----------   -----------   -----------
      Net increase (decrease) in contract
         owners' equity resulting from
         operations ...........................     (127,577)     319,332    23,116,507    59,724,253
                                                  ----------   ----------   -----------   -----------

Equity transactions:
   Purchase payments received from
      contract owners (note 3) ................      297,149    7,988,701    18,225,445    39,828,404
   Transfers between funds ....................     (600,222)      56,139    14,556,778    12,314,853
   Redemptions (note 3) .......................     (458,869)    (250,284)  (35,950,174)  (29,375,613)
   Annuity benefits ...........................           --           --      (103,978)      (34,766)
   Annual contract maintenance charges
      (note 2) ................................           --           --        (5,529)       (5,551)
   Contingent deferred sales charges
      (note 2) ................................       (4,165)      (1,654)     (622,891)     (498,454)
   Adjustments to maintain reserves ...........          (99)        (235)     (779,352)      (43,062)
                                                  ----------   ----------   -----------   -----------
         Net equity transactions ..............     (766,206)   7,792,667    (4,679,701)   22,185,811
                                                  ----------   ----------   -----------   -----------

Net change in contract owners' equity .........     (893,783)   8,111,999    18,436,806    81,910,064
Contract owners' equity beginning
   of period ..................................   12,646,527    4,192,600   836,579,731   601,917,634
                                                  ----------   ----------   -----------   -----------
Contract owners' equity end of period .........   11,752,744   12,304,599   855,016,537   683,827,698
                                                  ==========   ==========   ===========   ===========

CHANGES IN UNITS:
   Beginning units ............................    1,158,034      393,660    64,919,984    60,212,580
                                                  ----------   ----------   -----------   -----------
   Units purchased ............................       55,466      803,110     6,725,648    15,496,743
   Units redeemed .............................     (126,026)     (83,363)   (6,876,544)  (13,534,345)
                                                  ----------   ----------   -----------   -----------
   Ending units ...............................    1,087,474    1,113,407    64,769,088    62,174,978
                                                  ==========   ==========   ===========   ===========

                                                                     (Continued)

NATIONWIDE VARIABLE ACCOUNT-9
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Six Month Periods Ended June 30, 2004 and 2003
(UNAUDITED)

                                                          FidVIPEI2                  FidVIPGrS
                                                  ------------------------   -------------------------
                                                      2004         2003          2004          2003
                                                  -----------   ----------   -----------   -----------
Investment activity:
   Net investment income (loss) ...............   $    80,453       22,644    (2,919,487)   (2,013,979)
   Realized gain (loss) on investments ........       114,702       (1,294)  (26,684,971)  (91,722,716)
   Change in unrealized gain (loss)
      on investments ..........................       116,271      963,274    34,376,895   158,706,193
   Reinvested capital gains ...................        57,580           --            --            --
                                                  -----------   ----------   -----------   -----------
      Net increase (decrease) in contract
         owners' equity resulting from
         operations ...........................       369,006      984,624     4,772,437    64,969,498
                                                  -----------   ----------   -----------   -----------

Equity transactions:
   Purchase payments received from
      contract owners (note 3) ................       437,679    6,386,527    11,823,592    19,350,257
   Transfers between funds ....................       306,211       94,481    (3,318,420)     (758,975)
   Redemptions (note 3) .......................      (272,962)    (122,322)  (29,007,658)  (24,599,430)
   Annuity benefits ...........................            --           --       (54,633)      (43,049)
   Annual contract maintenance charges
      (note 2) ................................            --           --       (13,627)      (15,007)
   Contingent deferred sales charges
      (note 2) ................................        (3,298)        (774)     (601,059)     (536,889)
   Adjustments to maintain reserves ...........            31         (207)      258,195      (246,066)
                                                  -----------   ----------   -----------   -----------
         Net equity transactions ..............       467,661    6,357,705   (20,913,610)   (6,849,159)
                                                  -----------   ----------   -----------   -----------

Net change in contract owners' equity .........       836,667    7,342,329   (16,141,173)   58,120,339
Contract owners' equity beginning
   of period ..................................    15,156,305    3,622,751   684,233,425   534,839,113
                                                  -----------   ----------   -----------   -----------
Contract owners' equity end of period .........   $15,992,972   10,965,080   668,092,252   592,959,452
                                                  ===========   ==========   ===========   ===========

CHANGES IN UNITS:
   Beginning units ............................     1,453,838      443,769    58,941,283    60,318,635
                                                  -----------   ----------   -----------   -----------
   Units purchased ............................       117,625      827,832     4,996,011    13,152,269
   Units redeemed .............................       (73,420)     (45,580)   (6,749,463)  (14,056,313)
                                                  -----------   ----------   -----------   -----------
   Ending units ...............................     1,498,043    1,226,021    57,187,831    59,414,591
                                                  ===========   ==========   ===========   ===========

                                                        FidVIPGr2                 FidVIPHIS
                                                  ---------------------   -------------------------
                                                     2004        2003         2004          2003
                                                  ---------   ---------   -----------   -----------
Investment activity:
   Net investment income (loss) ...............     (48,012)    (24,095)   21,727,030    13,588,081
   Realized gain (loss) on investments ........      67,226       7,083    13,567,819       831,515
   Change in unrealized gain (loss)
      on investments ..........................       6,605     441,181   (35,350,692)   22,430,342
   Reinvested capital gains ...................          --          --            --            --
                                                  ---------   ---------   -----------   -----------
      Net increase (decrease) in contract
         owners' equity resulting from
         operations ...........................      25,819     424,169       (55,843)   36,849,938
                                                  ---------   ---------   -----------   -----------

Equity transactions:
   Purchase payments received from
      contract owners (note 3) ................     221,987   2,437,799     4,802,027    15,454,447
   Transfers between funds ....................      (6,771)     78,660   (67,038,992)   72,019,997
   Redemptions (note 3) .......................     (88,786)    (45,168)  (15,644,271)  (13,245,247)
   Annuity benefits ...........................          --          --       (20,650)      (11,603)
   Annual contract maintenance charges
      (note 2) ................................          --          --        (1,796)       (1,870)
   Contingent deferred sales charges
      (note 2) ................................      (1,508)       (418)     (192,606)     (199,513)
   Adjustments to maintain reserves ...........          18         (83)       31,638        13,390
                                                  ---------   ---------   -----------   -----------
         Net equity transactions ..............     124,940   2,470,790   (78,064,650)   74,029,600
                                                  ---------   ---------   -----------   -----------

Net change in contract owners' equity .........     150,759   2,894,959   (78,120,493)  110,879,538
Contract owners' equity beginning
   of period ..................................   5,981,099   1,504,242   324,110,785   195,960,259
                                                  ---------   ---------   -----------   -----------
Contract owners' equity end of period .........   6,131,858   4,399,201   245,990,292   306,839,797
                                                  =========   =========   ===========   ===========

CHANGES IN UNITS:
   Beginning units ............................     619,256     202,676    35,327,848    26,938,971
                                                  ---------   ---------   -----------   -----------
   Units purchased ............................      50,115     343,137    12,643,861    27,544,306
   Units redeemed .............................     (37,382)    (17,801)  (21,045,770)  (18,362,501)
                                                  ---------   ---------   -----------   -----------
   Ending units ...............................     631,989     528,012    26,925,939    36,120,776
                                                  =========   =========   ===========   ===========

NATIONWIDE VARIABLE ACCOUNT-9
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Six Month Periods Ended June 30, 2004 and 2003
(UNAUDITED)

                                                          FidVIPOvS               FidVIPOvS2R
                                                  ------------------------   ---------------------
                                                      2004         2003         2004        2003
                                                  -----------   ----------   ---------   ---------
Investment activity:
   Net investment income (loss) ...............   $   356,100      176,775       6,822      (7,177)
   Realized gain (loss) on investments ........       642,432   (2,964,991)    134,829      (8,159)
   Change in unrealized gain (loss)
      on investments ..........................      (615,972)   7,352,401    (161,774)    524,071
   Reinvested capital gains ...................            --           --          --          --
                                                  -----------   ----------   ---------   ---------
      Net increase (decrease) in contract
         owners' equity resulting from
         operations ...........................       382,560    4,564,185     (20,123)    508,735
                                                  -----------   ----------   ---------   ---------

Equity transactions:
   Purchase payments received from
      contract owners (note 3) ................        81,808      390,198     238,983   2,833,178
   Transfers between funds ....................    (1,726,946)  (6,349,569)    495,614     136,006
   Redemptions (note 3) .......................    (2,782,428)  (2,348,068)   (211,033)    (58,502)
   Annuity benefits ...........................       (10,440)      (5,364)         --          --
   Annual contract maintenance charges
      (note 2) ................................          (549)        (580)         --          --
   Contingent deferred sales charges
      (note 2) ................................       (63,005)     (53,245)     (5,596)       (340)
   Adjustments to maintain reserves ...........        23,781      (72,524)        446        (144)
                                                  -----------   ----------   ---------   ---------
         Net equity transactions ..............    (4,477,779)  (8,439,152)    518,414   2,910,198
                                                  -----------   ----------   ---------   ---------

Net change in contract owners' equity .........    (4,095,219)  (3,874,967)    498,291   3,418,933
Contract owners' equity beginning
   of period ..................................    68,581,584   59,864,349   6,988,652   1,557,719
                                                  -----------   ----------   ---------   ---------
Contract owners' equity end of period .........   $64,486,365   55,989,382   7,486,943   4,976,652
                                                  ===========   ==========   =========   =========

CHANGES IN UNITS:
   Beginning units ............................     6,173,912    7,674,047     646,592     202,377
                                                  -----------   ----------   ---------   ---------
   Units purchased ............................        27,586       27,422      95,372     408,203
   Units redeemed .............................      (384,268)  (1,180,051)    (48,643)    (18,376)
                                                  -----------   ----------   ---------   ---------
   Ending units ...............................     5,817,230    6,521,418     693,321     592,204
                                                  ===========   ==========   =========   =========

                                                         FidVIPOvSR                FidVIPConS
                                                  -----------------------   -------------------------
                                                     2004         2003          2004          2003
                                                  ----------   ----------   -----------   -----------
Investment activity:
   Net investment income (loss) ...............      274,205       48,393    (2,261,735)     (957,718)
   Realized gain (loss) on investments ........      209,209     (305,252)   (3,660,141)  (16,724,802)
   Change in unrealized gain (loss)
      on investments ..........................     (793,522)   3,209,250    42,448,030    61,299,199
   Reinvested capital gains ...................           --           --            --            --
                                                  ----------   ----------   -----------   -----------
      Net increase (decrease) in contract
         owners' equity resulting from
         operations ...........................     (310,108)   2,952,391    36,526,154    43,616,679
                                                  ----------   ----------   -----------   -----------

Equity transactions:
   Purchase payments received from
      contract owners (note 3) ................    3,285,815    3,855,851    15,029,675    30,353,327
   Transfers between funds ....................   15,664,241    5,797,437    25,482,650   (11,658,675)
   Redemptions (note 3) .......................   (2,651,776)    (883,487)  (26,179,369)  (23,416,240)
   Annuity benefits ...........................         (298)          --      (123,845)      (45,595)
   Annual contract maintenance charges
      (note 2) ................................         (291)        (140)      (11,646)      (12,565)
   Contingent deferred sales charges
      (note 2) ................................      (45,475)     (12,480)     (497,819)     (514,501)
   Adjustments to maintain reserves ...........       26,014       53,410     1,678,991       (76,109)
                                                  ----------   ----------   -----------   -----------
         Net equity transactions ..............   16,278,230    8,810,591    15,378,637    (5,370,358)
                                                  ----------   ----------   -----------   -----------

Net change in contract owners' equity .........   15,968,122   11,762,982    51,904,791    38,246,321
Contract owners' equity beginning
   of period ..................................   55,925,673   17,918,637   656,129,896   504,163,409
                                                  ----------   ----------   -----------   -----------
Contract owners' equity end of period .........   71,893,795   29,681,619   708,034,687   542,409,730
                                                  ==========   ==========   ===========   ===========

CHANGES IN UNITS:
   Beginning units ............................    5,106,033    2,316,895    46,557,635    45,313,610
                                                  ----------   ----------   -----------   -----------
   Units purchased ............................    2,320,592    1,681,589     5,550,723     7,025,494
   Units redeemed .............................     (884,019)    (499,642)   (4,425,509)   (7,512,837)
                                                  ----------   ----------   -----------   -----------
   Ending units ...............................    6,542,606    3,498,842    47,682,849    44,826,267
                                                  ==========   ==========   ===========   ===========

                                                                     (Continued)

NATIONWIDE VARIABLE ACCOUNT-9
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Six Month Periods Ended June 30, 2004 and 2003
(UNAUDITED)

                                                          FidVIPCon2             FidVIPIGBdS
                                                  -----------------------   ----------------------
                                                      2004         2003        2004         2003
                                                  -----------   ---------   ----------   ---------
Investment activity:
   Net investment income (loss) ...............   $   (93,870)    (38,731)     516,530        (670)
   Realized gain (loss) on investments ........       109,654          63     (238,241)        645
   Change in unrealized gain (loss)
      on investments ..........................       655,675     703,083     (941,436)     (3,903)
   Reinvested capital gains ...................            --          --      440,690          --
                                                  -----------   ---------   ----------   ---------
      Net increase (decrease) in contract
         owners' equity resulting from
         operations ...........................       671,459     664,415     (222,457)     (3,928)
                                                  -----------   ---------   ----------   ---------

Equity transactions:
   Purchase payments received from
      contract owners (note 3) ................       433,167   5,245,537    1,378,135     580,870
   Transfers between funds ....................       612,107     179,405    9,335,631     493,866
   Redemptions (note 3) .......................      (200,983)   (105,958)    (471,648)    (31,833)
   Annuity benefits ...........................            --          --       (3,340)       (131)
   Annual contract maintenance charges
      (note 2) ................................            --          --          (17)         --
   Contingent deferred sales charges
      (note 2) ................................        (3,473)     (1,354)      (3,425)         --
   Adjustments to maintain reserves ...........            68        (156)      13,746       6,103
                                                  -----------   ---------   ----------   ---------
         Net equity transactions ..............       840,886   5,317,474   10,249,082   1,048,875
                                                  -----------   ---------   ----------   ---------

Net change in contract owners' equity .........     1,512,345   5,981,889   10,026,625   1,044,947
Contract owners' equity beginning of period ...    12,657,188   2,907,598   11,277,476          --
                                                  -----------   ---------   ----------   ---------
Contract owners' equity end of period .........   $14,169,533   8,889,487   21,304,101   1,044,947
                                                  ===========   =========   ==========   =========

CHANGES IN UNITS:
   Beginning units ............................     1,168,158     337,942    1,077,164          --
                                                  -----------   ---------   ----------   ---------
   Units purchased ............................       136,394     640,360    1,817,960     106,067
   Units redeemed .............................       (61,357)    (26,058)    (818,214)     (5,167)
                                                  -----------   ---------   ----------   ---------
   Ending units ...............................     1,243,195     952,244    2,076,910     100,900
                                                  ===========   =========   ==========   =========

                                                          FidVIPGrOpS              FidVIPMCap2
                                                  ------------------------   ---------------------
                                                      2004         2003         2004        2003
                                                  ----------   -----------   ---------   ---------
Investment activity:
   Net investment income (loss) ...............      (67,806)      115,055     (76,981)    (22,382)
   Realized gain (loss) on investments ........   (3,590,127)  (10,869,841)     94,044        (457)
   Change in unrealized gain (loss)
      on investments ..........................    5,082,622    20,324,595     387,392     390,899
   Reinvested capital gains ...................           --            --          --          --
                                                  ----------   -----------   ---------   ---------
      Net increase (decrease) in contract
         owners' equity resulting from
         operations ...........................    1,424,689     9,569,809     404,455     368,060
                                                  ----------   -----------   ---------   ---------

Equity transactions:
   Purchase payments received from
      contract owners (note 3) ................    1,026,249     1,197,223     539,763   2,497,394
   Transfers between funds ....................   (2,278,605)   (4,104,285)    378,180     190,969
   Redemptions (note 3) .......................   (4,905,424)   (4,845,194)   (205,785)    (60,697)
   Annuity benefits ...........................       (7,575)       (7,260)       (714)         --
   Annual contract maintenance charges
      (note 2) ................................       (1,095)       (1,278)         --          --
   Contingent deferred sales charges
      (note 2) ................................     (105,395)     (103,755)     (2,766)     (1,198)
   Adjustments to maintain reserves ...........     (658,256)      (18,857)      6,058        (103)
                                                  ----------   -----------   ---------   ---------
         Net equity transactions ..............   (6,930,101)   (7,883,406)    714,736   2,626,365
                                                  ----------   -----------   ---------   ---------

Net change in contract owners' equity .........   (5,505,412)    1,686,403   1,119,191   2,994,425
Contract owners' equity beginning of period ...   96,048,626    87,038,767   7,623,045   1,810,462
                                                  ----------   -----------   ---------   ---------
Contract owners' equity end of period .........   90,543,214    88,725,170   8,742,236   4,804,887
                                                  ==========   ===========   =========   =========

CHANGES IN UNITS:
   Beginning units ............................   10,741,094    12,480,171     656,982     211,852
                                                  ----------   -----------   ---------   ---------
   Units purchased ............................      285,638       916,022      99,717     329,545
   Units redeemed .............................     (983,939)   (2,054,465)    (39,783)    (19,816)
                                                  ----------   -----------   ---------   ---------
   Ending units ...............................   10,042,793    11,341,728     716,916     521,581
                                                  ==========   ===========   =========   =========

NATIONWIDE VARIABLE ACCOUNT-9
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Six Month Periods Ended June 30, 2004 and 2003
(UNAUDITED)

                                                         FidVIPValS               FidVIPValS2
                                                  ------------------------   ---------------------
                                                     2004        2003           2004        2003
                                                  -----------   ----------   ---------   ---------
Investment activity:
   Net investment income (loss) ...............   $  (393,657)     (41,051)    (23,088)     (7,602)
   Realized gain (loss) on investments ........     2,148,878     (340,799)    125,448        (509)
   Change in unrealized gain (loss)
      on investments ..........................      (483,994)   1,755,947     (16,231)    216,825
   Reinvested capital gains ...................       157,629           --       6,448          --
                                                  -----------   ----------   ---------   ---------
      Net increase (decrease) in contract
         owners' equity resulting from
         operations ...........................     1,428,856    1,374,097      92,577     208,714
                                                  -----------   ----------   ---------   ---------

Equity transactions:
   Purchase payments received from
      contract owners (note 3) ................     2,935,177    2,074,603     171,977     640,283
   Transfers between funds ....................    20,561,805    8,941,715     341,223      28,778
   Redemptions (note 3) .......................    (2,529,034)    (490,849)    (58,912)    (18,639)
   Annuity benefits ...........................        (8,583)      (3,385)         --          --
   Annual contract maintenance charges
      (note 2) ................................          (188)         (14)         --          --
   Contingent deferred sales charges
      (note 2) ................................       (44,071)      (7,479)       (399)        (36)
   Adjustments to maintain reserves ...........        24,882       39,090          55         (19)
                                                  -----------   ----------   ---------   ---------
         Net equity transactions ..............    20,939,988   10,553,681     453,944     650,367
                                                  -----------   ----------   ---------   ---------

Net change in contract owners' equity .........    22,368,844   11,927,778     546,521     859,081
Contract owners' equity beginning of period ...    48,502,026    6,703,168   2,099,853     447,622
                                                  -----------   ----------   ---------   ---------
Contract owners' equity end of period .........   $70,870,870   18,630,946   2,646,374   1,306,703
                                                  ===========   ==========   =========   =========

CHANGES IN UNITS:
   Beginning units ............................     4,151,781      897,365     182,049      59,983
                                                  -----------   ----------   ---------   ---------
   Units purchased ............................     6,275,216    2,940,273      67,313      93,686
   Units redeemed .............................    (4,604,559)  (1,786,274)    (29,922)     (7,945)
                                                  -----------   ----------   ---------   ---------
   Ending units ...............................     5,822,438    2,051,364     219,440     145,724
                                                  ===========   ==========   =========   =========

                                                         FHCapAp               FHCoreEq
                                                  -------------------   ---------------------
                                                     2004       2003       2004        2003
                                                  ---------   -------   ---------   ---------
Investment activity:
   Net investment income (loss) ...............      (3,622)   (1,814)    (12,273)     (7,425)
   Realized gain (loss) on investments ........       6,531    (2,618)        (52)    (18,827)
   Change in unrealized gain (loss)
      on investments ..........................      38,360   147,851      33,550     221,867
   Reinvested capital gains ...................          --        --          --          --
                                                  ---------   -------   ---------   ---------
      Net increase (decrease) in contract
         owners' equity resulting from
         operations ...........................      41,269   143,419      21,225     195,615
                                                  ---------   -------   ---------   ---------

Equity transactions:
   Purchase payments received from
      contract owners (note 3) ................      42,353    48,546      75,439     113,744
   Transfers between funds ....................      (1,053)   49,793     (16,118)     88,247
   Redemptions (note 3) .......................     (27,283)   (6,933)    (53,590)    (57,338)
   Annuity benefits ...........................          --        --          --          --
   Annual contract maintenance charges
      (note 2) ................................          --        --          --          --
   Contingent deferred sales charges
      (note 2) ................................        (279)      (76)       (678)     (3,376)
   Adjustments to maintain reserves ...........         (10)      (49)         (7)      1,727
                                                  ---------   -------   ---------   ---------
         Net equity transactions ..............      13,728    91,281       5,046     143,004
                                                  ---------   -------   ---------   ---------

Net change in contract owners' equity .........      54,997   234,700      26,271     338,619
Contract owners' equity beginning of period ...   1,123,966   635,306   2,291,178   1,423,866
                                                  ---------   -------   ---------   ---------
Contract owners' equity end of period .........   1,178,963   870,006   2,317,449   1,762,485
                                                  =========   =======   =========   =========

CHANGES IN UNITS:
   Beginning units ............................      89,589    71,602     241,003     190,512
                                                  ---------   -------   ---------   ---------
   Units purchased ............................       4,400    11,261       9,172      27,252
   Units redeemed .............................      (3,330)   (1,189)     (8,709)     (9,148)
                                                  ---------   -------   ---------   ---------
   Ending units ...............................      90,659    81,674     241,466     208,616
                                                  =========   =======   =========   =========

                                                                     (Continued)

NATIONWIDE VARIABLE ACCOUNT-9
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Six Month Periods Ended June 30, 2004 and 2003
(UNAUDITED)

                                                   FrVIPRisDiv2     FrVIPSmCapV2
                                                  --------------   -------------
                                                    2004    2003    2004    2003
                                                  -------   ----   ------   ----
Investment activity:
   Net investment income (loss) ...............   $   313     --      (33)    --
   Realized gain (loss) on investments ........      (356)    --       16     --
   Change in unrealized gain (loss)
      on investments ..........................       379     --    1,260     --
   Reinvested capital gains ...................       837     --       --     --
                                                  -------    ---   ------    ---
      Net increase (decrease) in contract
         owners' equity resulting from
         operations ...........................     1,173     --    1,243     --
                                                  -------    ---   ------    ---

Equity transactions:
   Purchase payments received from
      contract owners (note 3) ................    71,193     --   25,174     --
   Transfers between funds ....................        --     --       --     --
   Redemptions (note 3) .......................      (360)    --       --     --
   Annuity benefits ...........................    (6,725)    --   (2,543)    --
   Annual contract maintenance charges
      (note 2) ................................        --     --       --     --
   Contingent deferred sales charges
      (note 2) ................................        --     --       --     --
   Adjustments to maintain reserves ...........     1,154     --       (6)    --
                                                  -------    ---   ------    ---
         Net equity transactions ..............    65,262     --   22,625     --
                                                  -------    ---   ------    ---

Net change in contract owners' equity .........    66,435     --   23,868     --
Contract owners' equity beginning of period ...        --     --       --     --
                                                  -------    ---   ------    ---
Contract owners' equity end of period .........   $66,435     --   23,868     --
                                                  =======    ===   ======    ===

CHANGES IN UNITS:
   Beginning units ............................        --     --       --     --
                                                  -------    ---   ------    ---
   Units purchased ............................     6,237     --    2,061     --
   Units redeemed .............................        --     --       --     --
                                                  -------    ---   ------    ---
   Ending units ...............................     6,237     --    2,061     --
                                                  =======    ===   ======    ===

                                                    FrVIPForSec2           GVITCVal
                                                  -------------   -----------------------
                                                    2004   2003      2004          2003
                                                  ------   ----   ----------   ----------
Investment activity:
   Net investment income (loss) ...............      647     --       (3,087)      22,116
   Realized gain (loss) on investments ........       --     --      847,850   (3,475,273)
   Change in unrealized gain (loss)
      on investments ..........................      212     --    1,475,481    7,599,745
   Reinvested capital gains ...................       --     --           --           --
                                                  ------    ---   ----------   ----------
      Net increase (decrease) in contract
         owners' equity resulting from
         operations ...........................      859     --    2,320,244    4,146,588
                                                  ------    ---   ----------   ----------

Equity transactions:
   Purchase payments received from
      contract owners (note 3) ................   79,098     --    2,610,609    2,647,500
   Transfers between funds ....................       --     --    7,778,996    2,298,968
   Redemptions (note 3) .......................       --     --   (2,767,238)  (1,784,721)
   Annuity benefits ...........................   (8,405)    --      (16,933)      (4,900)
   Annual contract maintenance charges
      (note 2) ................................       --     --         (564)        (339)
   Contingent deferred sales charges
      (note 2) ................................       --     --      (54,352)     (26,300)
   Adjustments to maintain reserves ...........       (2)    --        9,487       (9,419)
                                                  ------    ---   ----------   ----------
         Net equity transactions ..............   70,691     --    7,560,005    3,120,789
                                                  ------    ---   ----------   ----------

Net change in contract owners' equity .........   71,550     --    9,880,249    7,267,377
Contract owners' equity beginning of period ...       --     --   54,245,076   33,282,240
                                                  ------    ---   ----------   ----------
Contract owners' equity end of period .........   71,550     --   64,125,325   40,549,617
                                                  ======    ===   ==========   ==========

CHANGES IN UNITS:
   Beginning units ............................       --     --    5,371,018    4,287,245
                                                  ------    ---   ----------   ----------
   Units purchased ............................    6,468     --    1,593,775    1,784,487
   Units redeemed .............................       --     --     (838,255)  (1,432,144)
                                                  ------    ---   ----------   ----------
   Ending units ...............................    6,468     --    6,126,538    4,639,588
                                                  ======    ===   ==========   ==========

NATIONWIDE VARIABLE ACCOUNT-9
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Six Month Periods Ended June 30, 2004 and 2003
(UNAUDITED)

                                                   GVITIntVal2          GVITIntVal3
                                                  -------------   -----------------------
                                                   2004    2003      2004         2003
                                                  ------   ----   ----------   ----------
Investment activity:
   Net investment income (loss) ...............   $   25    --       195,874       (5,806)
   Realized gain (loss) on investments ........       --    --       228,010      366,889
   Change in unrealized gain (loss)
      on investments ..........................      143    --       283,425       21,341
   Reinvested capital gains ...................       --    --            --           --
                                                  ------   ---    ----------   ----------
      Net increase (decrease) in contract
         owners' equity resulting from
         operations ...........................      168    --       707,309      382,424
                                                  ------   ---    ----------   ----------

Equity transactions:
   Purchase payments received from
      contract owners (note 3) ................    3,917    --     1,027,165       10,406
   Transfers between funds ....................       --    --     9,248,257   10,649,843
   Redemptions (note 3) .......................       --    --      (601,530)      (1,758)
   Annuity benefits ...........................      (24)   --            --           --
   Annual contract maintenance charges
      (note 2) ................................       --    --           (47)          --
   Contingent deferred sales charges
      (note 2) ................................       --    --        (4,296)          --
   Adjustments to maintain reserves ...........        3    --      (112,453)          20
                                                  ------   ---    ----------   ----------
         Net equity transactions ..............    3,896    --     9,557,096   10,658,511
                                                  ------   ---    ----------   ----------

Net change in contract owners' equity .........    4,064    --    10,264,405   11,040,935
Contract owners' equity beginning of period ...       --    --     6,285,255           --
                                                  ------   ---    ----------   ----------
Contract owners' equity end of period .........   $4,064    --    16,549,660   11,040,935
                                                  ======   ===    ==========   ==========

CHANGES IN UNITS:
   Beginning units ............................       --    --       458,485           --
                                                  ------   ---    ----------   ----------
   Units purchased ............................      349    --       954,102    4,614,325
   Units redeemed .............................       --    --      (291,417)  (3,596,847)
                                                  ------   ---    ----------   ----------
   Ending units ...............................      349    --     1,121,170    1,017,478
                                                  ======   ===    ==========   ==========

                                                         GVITDMidCapI               GVITEmMrkts
                                                  -------------------------   ----------------------
                                                      2004          2003         2004         2003
                                                  -----------   -----------   ----------   ---------
Investment activity:
   Net investment income (loss) ...............    (1,031,951)     (683,450)     (23,027)     (9,313)
   Realized gain (loss) on investments ........     2,110,364    (8,839,103)     223,835    (202,302)
   Change in unrealized gain (loss)
      on investments ..........................    12,424,256    28,550,709     (309,105)    669,587
   Reinvested capital gains ...................            --            --       29,709          --
                                                  -----------   -----------   ----------   ---------
      Net increase (decrease) in contract
         owners' equity resulting from
         operations ...........................    13,502,669    19,028,156      (78,588)    457,972
                                                  -----------   -----------   ----------   ---------

Equity transactions:
   Purchase payments received from
      contract owners (note 3) ................     7,636,988    14,365,450       37,344      16,741
   Transfers between funds ....................    15,678,567   (10,084,889)    (924,893)   (459,055)
   Redemptions (note 3) .......................   (10,934,076)   (8,497,355)    (138,537)   (118,285)
   Annuity benefits ...........................       (37,275)      (21,541)      (3,608)     (3,524)
   Annual contract maintenance charges
      (note 2) ................................        (2,344)       (2,301)        (110)        (97)
   Contingent deferred sales charges
      (note 2) ................................      (177,678)     (137,137)      (1,535)     (2,986)
   Adjustments to maintain reserves ...........        68,854         9,239        7,981         180
                                                  -----------   -----------   ----------   ---------
         Net equity transactions ..............    12,233,036    (4,368,534)  (1,023,358)   (567,026)
                                                  -----------   -----------   ----------   ---------

Net change in contract owners' equity .........    25,735,705    14,659,622   (1,101,946)   (109,054)
Contract owners' equity beginning of period ...   263,032,318   184,239,964    4,486,203   3,467,608
                                                  -----------   -----------   ----------   ---------
Contract owners' equity end of period .........   288,768,023   198,899,586    3,384,257   3,358,554
                                                  ===========   ===========   ==========   =========

CHANGES IN UNITS:
   Beginning units ............................    15,398,869    14,362,198      406,653     515,037
                                                  -----------   -----------   ----------   ---------
   Units purchased ............................     2,820,257     4,356,493       20,320       1,214
   Units redeemed .............................    (2,082,105)   (4,801,750)    (103,714)    (86,010)
                                                  -----------   -----------   ----------   ---------
   Ending units ...............................    16,137,021    13,916,941      323,259     430,241
                                                  ===========   ===========   ==========   =========

                                                                     (Continued)

NATIONWIDE VARIABLE ACCOUNT-9
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Six Month Periods Ended June 30, 2004 and 2003
(UNAUDITED)

                                                        GVITEmMrkts3          GVITEmMrkts6
                                                  ------------------------   -------------
                                                      2004         2003       2004    2003
                                                  -----------   ----------   ------   ----
Investment activity:
   Net investment income (loss) ...............   $  (245,324)     (34,614)     (55)   --
   Realized gain (loss) on investments ........     3,624,639     (227,122)       2    --
   Change in unrealized gain (loss)
      on investments ..........................    (5,818,467)   1,973,241    1,917    --
   Reinvested capital gains ...................       297,589           --       --    --
                                                  -----------   ----------   ------   ---
      Net increase (decrease) in contract
         owners' equity resulting from
         operations ...........................    (2,141,563)   1,711,505    1,864    --
                                                  -----------   ----------   ------   ---

Equity transactions:
   Purchase payments received from
      contract owners (note 3) ................     1,830,953    1,366,410    2,512    --
   Transfers between funds ....................     8,171,831      546,013   60,517    --
   Redemptions (note 3) .......................    (2,231,519)    (441,375)      --    --
   Annuity benefits ...........................            --           --       --    --
   Annual contract maintenance charges
      (note 2) ................................          (172)         (58)      --    --
   Contingent deferred sales charges
      (note 2) ................................       (30,123)      (7,985)      --    --
   Adjustments to maintain reserves ...........        15,927       (4,094)       6    --
                                                  -----------   ----------   ------   ---
         Net equity transactions ..............     7,756,897    1,458,911   63,035    --
                                                  -----------   ----------   ------   ---

Net change in contract owners' equity .........     5,615,334    3,170,416   64,899    --
Contract owners' equity beginning of period ...    34,902,010    9,892,328       --    --
                                                  -----------   ----------   ------   ---
Contract owners' equity end of period .........   $40,517,344   13,062,744   64,899    --
                                                  ===========   ==========   ======   ===

CHANGES IN UNITS:
   Beginning units ............................     2,849,141    1,318,331       --    --
                                                  -----------   ----------   ------   ---
   Units purchased ............................     1,949,296      551,616    6,711    --
   Units redeemed .............................    (1,429,111)    (359,454)      --    --
                                                  -----------   ----------   ------   ---
   Ending units ...............................     3,369,326    1,510,493    6,711    --
                                                  ===========   ==========   ======   ===

                                                          GVITFHiInc             GVITGlFin1
                                                  -------------------------   ---------------
                                                      2004          2003       2004     2003
                                                  -----------   -----------   ------   ------
Investment activity:
   Net investment income (loss) ...............     5,911,325     5,149,386      (17)    (135)
   Realized gain (loss) on investments ........     6,861,677    (1,479,168)   4,453      351
   Change in unrealized gain (loss)
      on investments ..........................   (10,722,685)   15,730,058   (3,672)   2,396
   Reinvested capital gains ...................            --            --      377       --
                                                  -----------   -----------   ------   ------
      Net increase (decrease) in contract
         owners' equity resulting from
         operations ...........................     2,050,317    19,400,276    1,141    2,612
                                                  -----------   -----------   ------   ------

Equity transactions:
   Purchase payments received from
      contract owners (note 3) ................     4,424,512    11,934,905   14,243       --
   Transfers between funds ....................   (16,195,035)   27,386,720       --       --
   Redemptions (note 3) .......................    (9,268,452)   (7,784,564)      --       --
   Annuity benefits ...........................       (12,775)      (12,523)  (4,173)  (2,766)
   Annual contract maintenance charges
      (note 2) ................................          (821)         (697)      --       --
   Contingent deferred sales charges
      (note 2) ................................      (143,652)     (137,721)      --       --
   Adjustments to maintain reserves ...........        45,744       (40,737)     204        3
                                                  -----------   -----------   ------   ------
         Net equity transactions ..............   (21,150,479)   31,345,383   10,274   (2,763)
                                                  -----------   -----------   ------   ------

Net change in contract owners' equity .........   (19,100,162)   50,745,659   11,415     (151)
Contract owners' equity beginning
   of period ..................................   204,038,119   138,055,464   32,234   22,637
                                                  -----------   -----------   ------   ------
Contract owners' equity end of period .........   184,937,957   188,801,123   43,649   22,486
                                                  ===========   ===========   ======   ======

CHANGES IN UNITS:
   Beginning units ............................    16,524,655    13,477,703    2,686    2,635
                                                  -----------   -----------   ------   ------
   Units purchased ............................     4,525,884    12,674,403    3,496       --
   Units redeemed .............................    (6,196,864)   (9,760,246)  (2,686)      --
                                                  -----------   -----------   ------   ------
   Ending units ...............................    14,853,675    16,391,860    3,496    2,635
                                                  ===========   ===========   ======   ======

NATIONWIDE VARIABLE ACCOUNT-9
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Six Month Periods Ended June 30, 2004 and 2003
(UNAUDITED)

                                                        GVITGlFin3            GVITGlHlth
                                                  ----------------------   ---------------
                                                     2004         2003      2004     2003
                                                  ----------   ---------   ------   ------
Investment activity:
   Net investment income (loss) ...............   $    6,625     (14,756)    (537)      (7)
   Realized gain (loss) on investments ........      667,290     (10,457)   1,438       30
   Change in unrealized gain (loss)
      on investments ..........................     (744,305)    266,886    2,600      502
   Reinvested capital gains ...................       92,212          --      437       --
                                                  ----------   ---------   ------   ------
      Net increase (decrease) in contract
         owners' equity resulting from
         operations ...........................       21,822     241,673    3,938      525
                                                  ----------   ---------   ------   ------

Equity transactions:
   Purchase payments received from
      contract owners (note 3) ................      241,715     390,691   14,816    7,751
   Transfers between funds ....................    3,321,995     378,041       --       --
   Redemptions (note 3) .......................     (588,666)    (79,557)      --   (1,027)
   Annuity benefits ...........................           --          --   (1,769)     (41)
   Annual contract maintenance charges
      (note 2) ................................          (36)         (2)      --       --
   Contingent deferred sales charges
      (note 2) ................................      (15,295)     (2,335)      --       --
   Adjustments to maintain reserves ...........          906        (291)   9,527        4
                                                  ----------   ---------   ------   ------
         Net equity transactions ..............    2,960,619     686,547   22,574    6,687
                                                  ----------   ---------   ------   ------

Net change in contract owners' equity .........    2,982,441     928,220   26,512    7,212
Contract owners' equity beginning
   of period ..................................    5,474,639   2,369,793   64,349       --
                                                  ----------   ---------   ------   ------
Contract owners' equity end of period .........   $8,457,080   3,298,013   90,861    7,212
                                                  ==========   =========   ======   ======

CHANGES IN UNITS:
   Beginning units ............................      444,314     268,594      580       --
                                                  ----------   ---------   ------   ------
   Units purchased ............................      670,460     296,460    7,716      698
   Units redeemed .............................     (455,917)   (233,803)    (580)    (106)
                                                  ----------   ---------   ------   ------
   Ending units ...............................      658,857     331,251    7,716      592
                                                  ==========   =========   ======   ======

                                                        GVITGlHlth3               GVITGlTech
                                                  -----------------------   ---------------------
                                                     2004         2003         2004        2003
                                                  ----------   ----------   ---------   ---------
Investment activity:
   Net investment income (loss) ...............     (157,870)     (71,588)    (22,910)    (18,498)
   Realized gain (loss) on investments ........      439,760      (45,666)    (63,550)   (380,179)
   Change in unrealized gain (loss)
      on investments ..........................      599,397    2,948,537      99,230   1,090,329
   Reinvested capital gains ...................      113,065           --          --          --
                                                  ----------   ----------   ---------   ---------
      Net increase (decrease) in contract
         owners' equity resulting from
         operations ...........................      994,352    2,831,283      12,770     691,652
                                                  ----------   ----------   ---------   ---------

Equity transactions:
   Purchase payments received from
      contract owners (note 3) ................    1,005,400    1,970,686      26,031       5,802
   Transfers between funds ....................   10,725,085    7,576,531    (219,952)   (364,198)
   Redemptions (note 3) .......................   (1,083,170)    (345,509)   (142,262)   (128,355)
   Annuity benefits ...........................           --           --      (1,331)         --
   Annual contract maintenance charges
      (note 2) ................................         (132)         (39)       (171)       (177)
   Contingent deferred sales charges
      (note 2) ................................      (19,466)      (4,918)     (3,538)     (4,055)
   Adjustments to maintain reserves ...........        5,326       (2,498)        549      (6,076)
                                                  ----------   ----------   ---------   ---------
         Net equity transactions ..............   10,633,043    9,194,253    (340,674)   (497,059)
                                                  ----------   ----------   ---------   ---------

Net change in contract owners' equity .........   11,627,395   12,025,536    (327,904)    194,593
Contract owners' equity beginning of period ...   19,957,282    8,156,119   3,857,204   3,102,760
                                                  ----------   ----------   ---------   ---------
Contract owners' equity end of period .........   31,584,677   20,181,655   3,529,300   3,297,353
                                                  ==========   ==========   =========   =========

CHANGES IN UNITS:
   Beginning units ............................    1,751,103      966,515   1,232,090   1,513,650
                                                  ----------   ----------   ---------   ---------
   Units purchased ............................    1,346,891    1,367,923       8,195      16,929
   Units redeemed .............................     (471,942)    (428,283)   (112,810)   (242,255)
                                                  ----------   ----------   ---------   ---------
   Ending units ...............................    2,626,052    1,906,155   1,127,475   1,288,324
                                                  ==========   ==========   =========   =========

                                                                     (Continued)

NATIONWIDE VARIABLE ACCOUNT-9
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Six Month Periods Ended June 30, 2004 and 2003
(UNAUDITED)

                                                         GVITGlTech3           GVITGlUtl1
                                                  -----------------------   ---------------
                                                      2004         2003      2004     2003
                                                  -----------   ---------   ------   ------
Investment activity:
   Net investment income (loss) ...............   $  (162,759)    (26,622)     (24)    (215)
   Realized gain (loss) on investments ........     1,372,183     (64,439)   8,362      678
   Change in unrealized gain (loss)
      on investments ..........................    (1,640,417)    996,546   (6,407)   3,530
   Reinvested capital gains ...................            --          --       --       --
                                                  -----------   ---------   ------   ------
      Net increase (decrease) in contract
         owners' equity resulting from
         operations ...........................      (430,993)    905,485    1,931    3,993
                                                  -----------   ---------   ------   ------
Equity transactions:
   Purchase payments received from
      contract owners (note 3) ................       644,473     643,660       69    6,117
   Transfers between funds ....................     1,102,731   3,004,143       --       --
   Redemptions (note 3) .......................    (1,023,122)   (122,716)      --   (3,094)
   Annuity benefits ...........................            --          --     (444)    (168)
   Annual contract maintenance charges
      (note 2) ................................          (179)        (68)      --       --
   Contingent deferred sales charges
      (note 2) ................................       (18,475)     (2,022)      --       --
   Adjustments to maintain reserves ...........        29,937        (819)     649        5
                                                  -----------   ---------   ------   ------
         Net equity transactions ..............       735,365   3,522,178      274    2,860
                                                  -----------   ---------   ------   ------

Net change in contract owners' equity .........       304,372   4,427,663    2,205    6,853
Contract owners' equity beginning
   of period ..................................    23,644,482   3,648,433   54,526   37,955
                                                  -----------   ---------   ------   ------
Contract owners' equity end of period .........   $23,948,854   8,076,096   56,731   44,808
                                                  ===========   =========   ======   ======
CHANGES IN UNITS:
   Beginning units ............................     2,165,513     511,430    5,169    4,408
                                                  -----------   ---------   ------   ------
   Units purchased ............................       702,548     720,061    5,134      421
   Units redeemed .............................      (678,653)   (324,673)  (5,169)    (106)
                                                  -----------   ---------   ------   ------
   Ending units ...............................     2,189,408     906,818    5,134    4,723
                                                  ===========   =========   ======   ======

                                                        GVITGlUtl3               GVITGvtBd
                                                  ---------------------   ----------------------------
                                                     2004        2003         2004            2003
                                                  ---------   ---------   ------------   -------------
Investment activity:
   Net investment income (loss) ...............         919      (7,012)    21,274,611      14,395,272
   Realized gain (loss) on investments ........     195,771     (30,523)      (195,232)      7,335,439
   Change in unrealized gain (loss)
      on investments ..........................     (44,532)    161,816    (39,928,262)      3,163,465
   Reinvested capital gains ...................          --          --     14,599,981       1,365,121
                                                  ---------   ---------   ------------   -------------
      Net increase (decrease) in contract
         owners' equity resulting from
         operations ...........................     152,158     124,281     (4,248,902)     26,259,297
                                                  ---------   ---------   ------------   -------------
Equity transactions:
   Purchase payments received from
      contract owners (note 3) ................     281,374     226,275     13,047,587      75,263,886
   Transfers between funds ....................     909,152   1,058,876    (75,155,087)    (20,741,432)
   Redemptions (note 3) .......................    (168,697)    (47,751)   (45,282,894)    (62,604,346)
   Annuity benefits ...........................          --          --        (74,235)        (68,977)
   Annual contract maintenance charges
      (note 2) ................................         (41)        (17)        (5,708)         (7,384)
   Contingent deferred sales charges
      (note 2) ................................      (2,060)     (1,084)      (639,110)     (1,053,665)
   Adjustments to maintain reserves ...........         235        (264)        69,969         (31,733)
                                                  ---------   ---------   ------------   -------------
         Net equity transactions ..............   1,019,963   1,236,035   (108,039,478)     (9,243,651)
                                                  ---------   ---------   ------------   -------------

Net change in contract owners' equity .........   1,172,121   1,360,316   (112,288,380)     17,015,646
Contract owners' equity beginning
   of period ..................................   2,946,757     775,686    804,239,397   1,013,977,779
                                                  ---------   ---------   ------------   -------------
Contract owners' equity end of period .........   4,118,878   2,136,002    691,951,017   1,030,993,425
                                                  =========   =========   ============   =============
CHANGES IN UNITS:
   Beginning units ............................     303,185      97,862     61,425,031      77,981,271
                                                  ---------   ---------   ------------   -------------
   Units purchased ............................     241,598     227,505      4,646,881      19,801,355
   Units redeemed .............................    (140,699)    (81,144)   (12,683,715)    (20,357,119)
                                                  ---------   ---------   ------------   -------------
   Ending units ...............................     404,084     244,223     53,388,197      77,425,507
                                                  =========   =========   ============   =============

NATIONWIDE VARIABLE ACCOUNT-9
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Six Month Periods Ended June 30, 2004 and 2003
(UNAUDITED)

                                                          GVITGvtBd2                GVITGrowth
                                                  ------------------------   ------------------------
                                                      2004          2003        2004          2003
                                                  -----------   ----------   ----------   -----------
Investment activity:
   Net investment income (loss) ...............   $   475,611      226,801     (452,692)     (432,331)
   Realized gain (loss) on investments ........      (147,095)      21,598   (1,279,600)  (22,933,550)
   Change in unrealized gain (loss)
      on investments ..........................      (925,534)     162,015    3,705,339    34,587,620
   Reinvested capital gains ...................       385,879       26,042           --            --
                                                  -----------   ----------   ----------   -----------
      Net increase (decrease) in contract
         owners' equity resulting from
         operations ...........................      (211,139)     436,456    1,973,047    11,221,739
                                                  -----------   ----------   ----------   -----------
Equity transactions:
   Purchase payments received from
      contract owners (note 3) ................       473,465   14,863,005    1,546,727     1,826,330
   Transfers between funds ....................    (2,386,853)    (942,519)  (2,824,430)     (779,545)
   Redemptions (note 3) .......................      (784,660)    (476,032)  (4,522,359)   (4,301,353)
   Annuity benefits ...........................            --           --      (10,874)       (9,685)
   Annual contract maintenance charges
      (note 2) ................................            --           --       (4,288)       (4,633)
   Contingent deferred sales charges
      (note 2) ................................        (3,866)      (3,642)     (82,427)     (108,751)
   Adjustments to maintain reserves ...........           (13)        (422)       6,862       (18,844)
                                                  -----------   ----------   ----------   -----------
         Net equity transactions ..............    (2,701,927)  13,440,390   (5,890,789)   (3,396,481)
                                                  -----------   ----------   ----------   -----------

Net change in contract owners' equity .........    (2,913,066)  13,876,846   (3,917,742)    7,825,258
Contract owners' equity beginning
   of period ..................................    20,998,616   10,126,255   96,437,370    79,771,291
                                                  -----------   ----------   ----------   -----------
Contract owners' equity end of period .........   $18,085,550   24,003,101   92,519,628    87,596,549
                                                  ===========   ==========   ==========   ===========
CHANGES IN UNITS:
   Beginning units ............................     1,961,425      945,128   14,947,044    16,188,470
                                                  -----------   ----------   ----------   -----------
   Units purchased ............................        72,472    1,495,252      554,714     5,429,188
   Units redeemed .............................      (325,720)    (247,078)  (1,441,872)   (6,024,068)
                                                  -----------   ----------   ----------   -----------
   Ending units ...............................     1,708,177    2,193,302   14,059,886    15,593,590
                                                  ===========   ==========   ==========   ===========

                                                            GVITIDAgg                 GVITIDCon
                                                  -----------------------   -------------------------
                                                       2004         2003          2004      2003
                                                  ----------   ----------   -----------   -----------
Investment activity:
   Net investment income (loss) ...............     (135,415)        (573)      403,493       552,584
   Realized gain (loss) on investments ........    1,980,168     (208,647)      963,622      (148,557)
   Change in unrealized gain (loss)
      on investments ..........................     (650,409)   2,617,780    (1,577,028)    2,768,829
   Reinvested capital gains ...................      500,292           --       499,893            --
                                                  ----------   ----------   -----------   -----------
      Net increase (decrease) in contract
         owners' equity resulting from
         operations ...........................    1,694,636    2,408,560       289,980     3,172,856
                                                  ----------   ----------   -----------   -----------
Equity transactions:
   Purchase payments received from
      contract owners (note 3) ................    4,320,887   11,075,761     5,792,106    29,436,504
   Transfers between funds ....................   14,723,886    1,769,894     1,904,654    16,926,903
   Redemptions (note 3) .......................   (1,352,087)    (661,260)   (8,727,608)   (6,568,997)
   Annuity benefits ...........................      (29,552)      (6,929)     (113,700)     (133,348)
   Annual contract maintenance charges
      (note 2) ................................         (825)        (442)         (662)         (425)
   Contingent deferred sales charges
      (note 2) ................................      (25,011)      (8,761)     (297,613)      (49,557)
   Adjustments to maintain reserves ...........       13,410       (2,712)       45,110       232,285
                                                  ----------   ----------   -----------   -----------
         Net equity transactions ..............   17,650,708   12,165,551    (1,397,713)   39,843,365
                                                  ----------   ----------   -----------   -----------

Net change in contract owners' equity .........   19,345,344   14,574,111    (1,107,733)   43,016,221
Contract owners' equity beginning
   of period ..................................   44,813,400   12,732,962   112,022,363    63,466,313
                                                  ----------   ----------   -----------   -----------
Contract owners' equity end of period .........   64,158,744   27,307,073   110,914,630   106,482,534
                                                  ==========   ==========   ===========   ===========
CHANGES IN UNITS:
   Beginning units ............................    4,049,277    1,544,512    10,506,818     6,278,984
                                                  ----------   ----------   -----------   -----------
   Units purchased ............................    2,601,579    1,670,436     2,530,727     6,537,639
   Units redeemed .............................     (845,820)    (258,283)   (2,579,030)   (2,570,414)
                                                  ----------   ----------   -----------   -----------
   Ending units ...............................    5,805,036    2,956,665    10,458,515    10,246,209
                                                  ==========   ==========   ===========   ===========

                                                                     (Continued)

NATIONWIDE VARIABLE ACCOUNT-9
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Six Month Periods Ended June 30, 2004 and 2003
(UNAUDITED)

                                                           GVITIDMod                  GVITIDModAgg
                                                  --------------------------   ------------------------
                                                      2004           2003          2004         2003
                                                  ------------   -----------   -----------   ----------
Investment activity:
   Net investment income (loss) ...............   $    266,920       504,706      (143,373)      84,021
   Realized gain (loss) on investments ........        414,602      (593,226)    1,029,460     (594,687)
   Change in unrealized gain (loss)
      on investments ..........................      3,522,769    13,375,834     2,056,635    7,351,252
   Reinvested capital gains ...................      1,372,062            --       879,366           --
                                                  ------------   -----------   -----------   ----------
      Net increase (decrease) in contract
         owners' equity resulting from
         operations ...........................      5,576,353    13,287,314     3,822,088    6,840,586
                                                  ------------   -----------   -----------   ----------
Equity transactions:
   Purchase payments received from
      contract owners (note 3) ................     25,721,690    63,095,506    13,748,095   29,056,756
   Transfers between funds ....................     38,059,758    20,895,756    22,018,005    7,560,713
   Redemptions (note 3) .......................    (12,405,810)   (5,861,184)   (6,146,675)  (1,927,622)
   Annuity benefits ...........................       (138,703)       (8,120)      (56,267)     (31,664)
   Annual contract maintenance charges
      (note 2) ................................         (2,524)       (1,295)       (2,296)      (1,023)
   Contingent deferred sales charges
      (note 2) ................................       (190,085)      (59,618)     (123,955)     (23,947)
   Adjustments to maintain reserves ...........         81,111        42,313         5,714     (108,220)
                                                  ------------   -----------   -----------   ----------
         Net equity transactions ..............     51,125,437    78,103,358    29,442,621   34,524,993
                                                  ------------   -----------   -----------   ----------

Net change in contract owners' equity .........     56,701,790    91,390,672    33,264,709   41,365,579
Contract owners' equity beginning
   of period ..................................    314,884,132   120,851,032   149,067,065   49,466,255
                                                  ------------   -----------   -----------   ----------
Contract owners' equity end of period .........   $371,585,922   212,241,704   182,331,774   90,831,834
                                                  ============   ===========   ===========   ==========
CHANGES IN UNITS:
   Beginning units ............................     28,925,404    13,348,727    13,776,564    5,730,817
                                                  ------------   -----------   -----------   ----------
   Units purchased ............................      8,008,434    11,589,578     4,792,682    5,191,412
   Units redeemed .............................     (2,808,678)   (3,134,178)   (1,967,628)  (1,269,219)
                                                  ------------   -----------   -----------   ----------
   Ending units ...............................     34,125,160    21,804,127    16,601,618    9,653,010
                                                  ============   ===========   ===========   ==========

                                                         GVITIDModCon               GVITIntGro
                                                  -------------------------   ---------------------
                                                      2004          2003         2004        2003
                                                  -----------   -----------   ---------   ---------
Investment activity:
   Net investment income (loss) ...............       414,326       474,366      (7,107)     (6,125)
   Realized gain (loss) on investments ........       368,441      (178,929)     12,726     (75,081)
   Change in unrealized gain (loss)
      on investments ..........................      (166,166)    5,357,511     (19,546)    113,836
   Reinvested capital gains ...................       761,831            --          --          --
                                                  -----------   -----------   ---------   ---------
      Net increase (decrease) in contract
         owners' equity resulting from
         operations ...........................     1,378,432     5,652,948     (13,927)     32,630
                                                  -----------   -----------   ---------   ---------
Equity transactions:
   Purchase payments received from
      contract owners (note 3) ................     8,973,216    38,084,196        (237)     15,102
   Transfers between funds ....................    10,180,182    14,052,613    (122,833)   (111,079)
   Redemptions (note 3) .......................    (5,533,828)   (4,572,841)    (50,262)    (37,820)
   Annuity benefits ...........................       (35,581)       (3,360)     (1,529)     (3,323)
   Annual contract maintenance charges
      (note 2) ................................        (1,025)         (501)        (56)        (49)
   Contingent deferred sales charges
      (note 2) ................................       (84,362)      (51,728)       (443)       (862)
   Adjustments to maintain reserves ...........        12,196       (21,168)        449     (54,063)
                                                  -----------   -----------   ---------   ---------
         Net equity transactions ..............    13,510,798    47,487,211    (174,911)   (192,094)
                                                  -----------   -----------   ---------   ---------

Net change in contract owners' equity .........    14,889,230    53,140,159    (188,838)   (159,464)
Contract owners' equity beginning
   of period ..................................   156,013,061    69,672,715   1,245,284   1,169,359
                                                  -----------   -----------   ---------   ---------
Contract owners' equity end of period .........   170,902,291   122,812,874   1,056,446   1,009,895
                                                  ===========   ===========   =========   =========
CHANGES IN UNITS:
   Beginning units ............................    14,393,258     7,262,378     187,653     227,163
                                                  -----------   -----------   ---------   ---------
   Units purchased ............................     2,915,647     6,577,793      31,062          --
   Units redeemed .............................    (1,455,636)   (1,705,029)    (50,412)    (32,888)
                                                  -----------   -----------   ---------   ---------
   Ending units ...............................    15,853,269    12,135,142     168,303     194,275
                                                  ===========   ===========   =========   =========

NATIONWIDE VARIABLE ACCOUNT-9
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Six Month Periods Ended June 30, 2004 and 2003
(UNAUDITED)

                                                        GVITIntGro3         GVITIntVal6
                                                  ----------------------   -------------
                                                     2004         2003      2004    2003
                                                  ----------   ---------   ------   ----
Investment activity:
   Net investment income (loss) ...............   $  (31,937)    (11,572)     286     --
   Realized gain (loss) on investments ........      235,641     (11,316)       4     --
   Change in unrealized gain (loss)
      on investments ..........................     (317,936)    152,775    1,907     --
   Reinvested capital gains ...................           --          --       --     --
                                                  ----------   ---------   ------    ---
      Net increase (decrease) in contract
         owners' equity resulting from
         operations ...........................     (114,232)    129,887    2,197     --
                                                  ----------   ---------   ------    ---

Equity transactions:
   Purchase payments received from contract
      owners (note 3) .........................      262,932     349,526    2,000     --
   Transfers between funds ....................      286,206     478,564   36,465     --
   Redemptions (note 3) .......................     (107,086)    (58,604)      --     --
   Annuity benefits ...........................           --          --       --     --
   Annual contract maintenance charges
      (note 2) ................................          (56)        (32)      --     --
   Contingent deferred sales charges
      (note 2) ................................       (2,123)     (1,560)      --     --
   Adjustments to maintain reserves ...........        1,153        (362)      93     --
                                                  ----------   ---------   ------    ---
         Net equity transactions ..............      441,026     767,532   38,558     --
                                                  ----------   ---------   ------    ---

Net change in contract owners' equity .........      326,794     897,419   40,755     --
Contract owners' equity beginning of period ...    4,580,456   1,521,407       --     --
                                                  ----------   ---------   ------    ---
Contract owners' equity end of period .........   $4,907,250   2,418,826   40,755     --
                                                  ==========   =========   ======    ===

CHANGES IN UNITS:
   Beginning units ............................      441,368     195,852       --     --
                                                  ----------   ---------   ------    ---
   Units purchased ............................      158,356     127,252    3,935     --
   Units redeemed .............................     (120,059)    (24,362)      --     --
                                                  ----------   ---------   ------    ---
   Ending units ...............................      479,665     298,742    3,935     --
                                                  ==========   =========   ======    ===

                                                          GVITJPBal                 GVITSMdCpGr
                                                  -------------------------   -----------------------
                                                      2004          2003         2004         2003
                                                  -----------   -----------   ----------   ----------
Investment activity:
   Net investment income (loss) ...............       410,703       342,525     (576,739)    (434,699)
   Realized gain (loss) on investments ........      (885,202)   (1,801,412)   2,906,445    6,186,909
   Change in unrealized gain (loss)
      on investments ..........................     2,066,603    11,648,711    2,927,320    8,560,965
   Reinvested capital gains ...................            --            --           --           --
                                                  -----------   -----------   ----------   ----------
      Net increase (decrease) in contract
         owners' equity resulting from
         operations ...........................     1,592,104    10,189,824    5,257,026   14,313,175
                                                  -----------   -----------   ----------   ----------

Equity transactions:
   Purchase payments received from contract
      owners (note 3) .........................     3,455,887     6,846,929    2,365,733    3,928,047
   Transfers between funds ....................     1,293,559     1,914,803   (5,383,207)   6,870,732
   Redemptions (note 3) .......................    (7,116,777)   (6,764,432)  (3,394,446)  (3,367,189)
   Annuity benefits ...........................       (15,471)       (9,410)      (3,132)      (1,694)
   Annual contract maintenance charges
      (note 2) ................................          (777)         (984)      (2,442)      (2,578)
   Contingent deferred sales charges
      (note 2) ................................      (107,708)     (115,568)     (75,660)     (73,899)
   Adjustments to maintain reserves ...........        16,054       (18,961)      11,012     (150,262)
                                                  -----------   -----------   ----------   ----------
         Net equity transactions ..............    (2,475,233)    1,852,377   (6,482,142)   7,203,157
                                                  -----------   -----------   ----------   ----------

Net change in contract owners' equity .........      (883,129)   12,042,201   (1,225,116)  21,516,332
Contract owners' equity beginning of period ...   157,664,036   126,681,997   97,010,699   62,884,230
                                                  -----------   -----------   ----------   ----------
Contract owners' equity end of period .........   156,780,907   138,724,198   95,785,583   84,400,562
                                                  ===========   ===========   ==========   ==========

CHANGES IN UNITS:
   Beginning units ............................    15,489,907    14,568,854    8,921,111    8,014,482
                                                  -----------   -----------   ----------   ----------
   Units purchased ............................     1,226,444     1,971,201    1,034,915    6,562,640
   Units redeemed .............................    (1,432,120)   (1,784,148)  (1,621,726)  (5,747,561)
                                                  -----------   -----------   ----------   ----------
   Ending units ...............................    15,284,231    14,755,907    8,334,300    8,829,561
                                                  ===========   ===========   ==========   ==========

                                                                     (Continued)

NATIONWIDE VARIABLE ACCOUNT-9
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Six Month Periods Ended June 30, 2004 and 2003
(UNAUDITED)

                                                            GVITMyMkt                     GVITNWFund
                                                  -----------------------------   -------------------------
                                                       2004            2003           2004          2003
                                                  -------------   -------------   -----------   -----------
Investment activity:
   Net investment income (loss) ...............   $  (2,509,593)     (2,422,311)     (184,484)     (617,836)
   Realized gain (loss) on investments ........              --              --   (24,782,172)  (33,473,204)
   Change in unrealized gain (loss)
      on investments ..........................              --              --    32,121,167    76,507,491
   Reinvested capital gains ...................              --              --            --            --
                                                  -------------   -------------   -----------   -----------
      Net increase (decrease) in contract
         owners' equity resulting from
         operations ...........................      (2,509,593)     (2,422,311)    7,154,511    42,416,451
                                                  -------------   -------------   -----------   -----------

Equity transactions:
   Purchase payments received from contract
      owners (note 3) .........................      48,863,872     133,707,549     5,085,429    10,440,245
   Transfers between funds ....................      56,088,558    (109,335,215)  (11,509,448)   (6,716,654)
   Redemptions (note 3) .......................    (101,204,963)   (216,638,576)  (18,883,128)  (19,164,669)
   Annuity benefits ...........................        (303,908)        (97,859)      (59,105)      (39,806)
   Annual contract maintenance charges
      (note 2) ................................          (4,375)         (5,437)      (11,053)      (12,007)
   Contingent deferred sales charges
      (note 2) ................................      (1,612,633)     (2,713,266)     (365,089)     (372,582)
   Adjustments to maintain reserves ...........          15,689        (253,785)       50,750        18,774
                                                  -------------   -------------   -----------   -----------
         Net equity transactions ..............       1,842,240    (195,336,589)  (25,691,644)  (15,846,699)
                                                  -------------   -------------   -----------   -----------

Net change in contract owners' equity .........        (667,353)   (197,758,900)  (18,537,133)   26,569,752
Contract owners' equity beginning of period ...     693,971,283   1,122,333,902   448,291,057   381,753,597
                                                  -------------   -------------   -----------   -----------
Contract owners' equity end of period .........   $ 693,303,930     924,575,002   429,753,924   408,323,349
                                                  =============   =============   ===========   ===========

CHANGES IN UNITS:
   Beginning units ............................      61,044,850      98,379,110    40,667,472    43,675,677
                                                  -------------   -------------   -----------   -----------
   Units purchased ............................      54,646,575     186,368,528       869,746     3,044,504
   Units redeemed .............................     (54,226,198)   (203,548,317)   (3,080,869)   (4,866,168)
                                                  -------------   -------------   -----------   -----------
   Ending units ...............................      61,465,227      81,199,321    38,456,349    41,854,013
                                                  =============   =============   ===========   ===========

                                                       GVITNWFund2           GVITLead
                                                  ---------------------   --------------
                                                     2004        2003      2004    2003
                                                  ---------   ---------   -----   ------
Investment activity:
   Net investment income (loss) ...............     (13,897)     (7,864)    (22)     (11)
   Realized gain (loss) on investments ........      48,855       1,260     886     (121)
   Change in unrealized gain (loss)
      on investments ..........................      (9,775)    184,908    (754)     352
   Reinvested capital gains ...................          --          --      --       --
                                                  ---------   ---------   -----   ------
      Net increase (decrease) in contract
         owners' equity resulting from
         operations ...........................      25,183     178,304     110      220
                                                  ---------   ---------   -----   ------

Equity transactions:
   Purchase payments received from contract
      owners (note 3) .........................      35,640   1,074,494      12    2,850
   Transfers between funds ....................     (13,334)    (24,874)     --       --
   Redemptions (note 3) .......................    (142,830)    (45,477)     --   (2,829)
   Annuity benefits ...........................          --          --    (149)    (100)
   Annual contract maintenance charges
      (note 2) ................................          --          --      --       --
   Contingent deferred sales charges
      (note 2) ................................      (5,764)       (605)     --       --
   Adjustments to maintain reserves ...........         (65)        (70)     16        3
                                                  ---------   ---------   -----   ------
         Net equity transactions ..............    (126,353)  1,003,468    (121)     (76)
                                                  ---------   ---------   -----   ------

Net change in contract owners' equity .........    (101,170)  1,181,772     (11)     144
Contract owners' equity beginning of period ...   2,445,831     767,177   3,497    2,975
                                                  ---------   ---------   -----   ------
Contract owners' equity end of period .........   2,344,661   1,948,949   3,486    3,119
                                                  =========   =========   =====   ======

CHANGES IN UNITS:
   Beginning units ............................     243,662      95,189     337      355
                                                  ---------   ---------   -----   ------
   Units purchased ............................       7,155     134,594     324      335
   Units redeemed .............................     (19,506)    (11,877)   (337)    (339)
                                                  ---------   ---------   -----   ------
   Ending units ...............................     231,311     217,906     324      351
                                                  =========   =========   =====   ======

NATIONWIDE VARIABLE ACCOUNT-9
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Six Month Periods Ended June 30, 2004 and 2003
(UNAUDITED)

                                                         GVITLead3                GVITNStrVal
                                                  ----------------------   ------------------------
                                                     2004         2003         2004         2003
                                                  ----------   ---------   -----------   ----------
Investment activity:
   Net investment income (loss) ...............   $  (39,054)    (23,672)      (45,730)     (49,656)
   Realized gain (loss) on investments ........      364,446    (106,308)    1,417,464     (515,482)
   Change in unrealized gain (loss)
      on investments ..........................     (135,392)    423,030      (479,313)   1,927,174
   Reinvested capital gains ...................           --          --            --           --
                                                  ----------   ---------   -----------   ----------
      Net increase (decrease) in contract
         owners' equity resulting from
         operations ...........................      190,000     293,050       892,421    1,362,036
                                                  ----------   ---------   -----------   ----------

Equity transactions:
   Purchase payments received from contract
      owners (note 3) .........................      251,239     431,173        45,941      116,728
   Transfers between funds ....................     (767,985)   (813,423)  (13,652,061)    (735,400)
   Redemptions (note 3) .......................     (308,844)   (327,467)     (474,908)    (371,569)
   Annuity benefits ...........................           --          --          (204)          (5)
   Annual contract maintenance charges
      (note 2) ................................          (43)        (43)         (109)        (152)
   Contingent deferred sales charges
      (note 2) ................................       (7,972)     (3,210)      (11,873)      (1,038)
   Adjustments to maintain reserves ...........          704      (1,007)      (15,404)      10,884
                                                  ----------   ---------   -----------   ----------
         Net equity transactions ..............     (832,901)   (713,977)  (14,108,618)    (980,552)
                                                  ----------   ---------   -----------   ----------

Net change in contract owners' equity .........     (642,901)   (420,927)  (13,216,197)     381,484
Contract owners' equity beginning of period ...    6,293,400   6,165,014    13,217,885   10,832,478
                                                  ----------   ---------   -----------   ----------
Contract owners' equity end of period .........   $5,650,499   5,744,087         1,688   11,213,962
                                                  ==========   =========   ===========   ==========

CHANGES IN UNITS:
   Beginning units ............................      555,773     675,300     1,255,626    1,421,331
                                                  ----------   ---------   -----------   ----------
   Units purchased ............................      135,427     242,734       160,627       86,131
   Units redeemed .............................     (210,102)   (326,359)   (1,416,253)    (221,642)
                                                  ----------   ---------   -----------   ----------
   Ending units ...............................      481,098     591,675            --    1,285,820
                                                  ==========   =========   ===========   ==========

                                                         GVITSmCapGr               GVITSmCapGr2
                                                  -------------------------   ---------------------
                                                      2004          2003         2004        2003
                                                  -----------   -----------   ---------   ---------
Investment activity:
   Net investment income (loss) ...............      (621,915)     (452,711)    (17,849)     (7,674)
   Realized gain (loss) on investments ........     5,531,532   (12,670,268)     28,983     (27,156)
   Change in unrealized gain (loss)
      on investments ..........................    (1,924,333)   23,780,231      32,406     181,086
   Reinvested capital gains ...................            --            --          --          --
                                                  -----------   -----------   ---------   ---------
      Net increase (decrease) in contract
         owners' equity resulting from
         operations ...........................     2,985,284    10,657,252      43,540     146,256
                                                  -----------   -----------   ---------   ---------

Equity transactions:
   Purchase payments received from contract
      owners (note 3) .........................     2,325,849     4,574,257      43,368     716,566
   Transfers between funds ....................    (4,448,288)    1,324,717      35,391      47,534
   Redemptions (note 3) .......................    (3,582,812)   (2,800,759)    (59,311)    (13,517)
   Annuity benefits ...........................        (5,858)       (4,391)         --          --
   Annual contract maintenance charges
      (note 2) ................................        (1,000)       (1,028)         --          --
   Contingent deferred sales charges
      (note 2) ................................       (90,864)      (87,539)       (871)       (166)
   Adjustments to maintain reserves ...........        20,342       (31,796)         35       4,710
                                                  -----------   -----------   ---------   ---------
         Net equity transactions ..............    (5,782,631)    2,973,461      18,612     755,127
                                                  -----------   -----------   ---------   ---------

Net change in contract owners' equity .........    (2,797,347)   13,630,713      62,152     901,383
Contract owners' equity beginning of period ...   102,705,564    70,828,687   1,946,808     446,027
                                                  -----------   -----------   ---------   ---------
Contract owners' equity end of period .........    99,908,217    84,459,400   2,008,960   1,347,410
                                                  ===========   ===========   =========   =========

CHANGES IN UNITS:
   Beginning units ............................     7,921,776     7,239,678     206,299      62,244
                                                  -----------   -----------   ---------   ---------
   Units purchased ............................     3,534,936     5,187,903      14,027     107,965
   Units redeemed .............................    (3,950,342)   (4,923,990)    (12,481)     (6,372)
                                                  -----------   -----------   ---------   ---------
   Ending units ...............................     7,506,370     7,503,591     207,845     163,837
                                                  ===========   ===========   =========   =========

                                                                     (Continued)

NATIONWIDE VARIABLE ACCOUNT-9
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Six Month Periods Ended June 30, 2004 and 2003
(UNAUDITED)

                                                         GVITSmCapVal              GVITSmCapVal2
                                                  --------------------------   ---------------------
                                                      2004           2003         2004        2003
                                                  ------------   -----------   ---------   ---------
Investment activity:
   Net investment income (loss) ...............   $ (2,695,581)   (1,640,075)    (27,845)    (10,250)
   Realized gain (loss) on investments ........      4,715,357   (25,055,208)     77,749       1,097
   Change in unrealized gain (loss)
      on investments ..........................     18,053,966    74,568,814      80,750     257,221
   Reinvested capital gains ...................             --            --          --          --
                                                  ------------   -----------   ---------   ---------
      Net increase (decrease) in contract
         owners' equity resulting from
         operations ...........................     20,073,742    47,873,531     130,654     248,068
                                                  ------------   -----------   ---------   ---------

Equity transactions:
   Purchase payments received from
      contract owners (note 3) ................      8,919,312    15,637,920     129,756     816,811
   Transfers between funds ....................        553,850   (17,725,834)    164,065     153,545
   Redemptions (note 3) .......................    (16,074,045)  (12,531,626)   (118,728)    (36,391)
   Annuity benefits ...........................        (40,921)      (21,116)         --          --
   Annual contract maintenance charges
      (note 2) ................................         (3,731)       (3,442)         --          --
   Contingent deferred sales charges
      (note 2) ................................       (328,387)     (262,372)     (1,982)       (206)
   Adjustments to maintain reserves ...........        109,562       (59,054)        (24)        (44)
                                                  ------------   -----------   ---------   ---------
         Net equity transactions ..............     (6,864,360)  (14,965,524)    173,087     933,715
                                                  ------------   -----------   ---------   ---------

Net change in contract owners' equity .........     13,209,382    32,908,007     303,741   1,181,783
Contract owners' equity beginning of period ...    438,466,098   288,055,124   2,957,361     648,541
                                                  ------------   -----------   ---------   ---------
Contract owners' equity end of period .........   $451,675,480   320,963,131   3,261,102   1,830,324
                                                  ============   ===========   =========   =========

CHANGES IN UNITS:
   Beginning units ............................     20,424,000    20,923,018     271,345      91,515
                                                  ------------   -----------   ---------   ---------
   Units purchased ............................      3,786,741     8,324,606      37,411     144,003
   Units redeemed .............................     (4,122,223)   (9,652,573)    (22,082)    (16,934)
                                                  ------------   -----------   ---------   ---------
   Ending units ...............................     20,088,518    19,595,051     286,674     218,584
                                                  ============   ===========   =========   =========

                                                          GVITSmComp               GVITSmComp2
                                                  -------------------------   ---------------------
                                                      2004          2003         2004        2003
                                                  -----------   -----------   ---------   ---------
Investment activity:
   Net investment income (loss) ...............    (1,861,090)   (1,299,177)    (40,140)    (18,712)
   Realized gain (loss) on investments ........     2,552,325   (11,702,628)     43,268        (964)
   Change in unrealized gain (loss)
      on investments ..........................    17,785,621    44,945,043     240,544     376,643
   Reinvested capital gains ...................            --            --          --          --
                                                  -----------   -----------   ---------   ---------
      Net increase (decrease) in contract
         owners' equity resulting from
         operations ...........................    18,476,856    31,943,238     243,672     356,967
                                                  -----------   -----------   ---------   ---------

Equity transactions:
   Purchase payments received from
      contract owners (note 3) ................     5,893,110    12,506,595     109,805   1,425,160
   Transfers between funds ....................    (3,122,275)   (7,592,681)     29,939      77,912
   Redemptions (note 3) .......................   (10,851,111)   (8,763,484)    (55,310)    (66,912)
   Annuity benefits ...........................       (22,100)      (18,205)         --          --
   Annual contract maintenance charges
      (note 2) ................................        (3,034)       (3,099)         --          --
   Contingent deferred sales charges
      (note 2) ................................      (251,124)     (161,825)       (518)       (773)
   Adjustments to maintain reserves ...........        52,403       (60,861)          4         (42)
                                                  -----------   -----------   ---------   ---------
         Net equity transactions ..............    (8,304,131)   (4,093,560)     83,920   1,435,345
                                                  -----------   -----------   ---------   ---------

Net change in contract owners' equity .........    10,172,725    27,849,678     327,592   1,792,312
Contract owners' equity beginning of period ...   311,251,698   221,409,467   4,200,161   1,199,574
                                                  -----------   -----------   ---------   ---------
Contract owners' equity end of period .........   321,424,423   249,259,145   4,527,753   2,991,886
                                                  ===========   ===========   =========   =========

CHANGES IN UNITS:
   Beginning units ............................    18,060,444    17,985,000     389,998     153,778
                                                  -----------   -----------   ---------   ---------
   Units purchased ............................     1,722,650     7,391,606      22,084     197,355
   Units redeemed .............................    (2,190,110)   (7,743,095)    (14,474)    (14,574)
                                                  -----------   -----------   ---------   ---------
   Ending units ...............................    17,592,984    17,633,511     397,608     336,559
                                                  ===========   ===========   =========   =========

NATIONWIDE VARIABLE ACCOUNT-9
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Six Month Periods Ended June 30, 2004 and 2003
(UNAUDITED)

                                                        GVITTGroFoc              GVITTGroFoc3
                                                  -----------------------   ----------------------
                                                      2004         2003        2004         2003
                                                  -----------   ---------   ----------   ---------
Investment activity:
   Net investment income (loss) ...............   $    (6,075)     (8,808)     (17,885)     (7,813)
   Realized gain (loss) on investments ........        10,804    (147,917)     824,800       3,100
   Change in unrealized gain (loss)
      on investments ..........................        40,560     457,743     (698,770)    231,768
   Reinvested capital gains ...................            --          --           --          --
                                                  -----------   ---------   ----------   ---------
      Net increase (decrease) in contract
         owners' equity resulting from
         operations ...........................        45,289     301,018      108,145     227,055
                                                  -----------   ---------   ----------   ---------

Equity transactions:
   Purchase payments received from
      contract owners (note 3) ................           719        (591)      68,788     243,862
   Transfers between funds ....................    (1,782,772)   (182,087)  (4,732,531)  1,515,127
   Redemptions (note 3) .......................       (38,170)    (83,089)    (698,887)    (25,251)
   Annuity benefits ...........................          (105)       (101)          --          --
   Annual contract maintenance charges
      (note 2) ................................           (39)        (48)          (6)         (1)
   Contingent deferred sales charges
      (note 2) ................................          (104)     (2,802)      (1,108)       (622)
   Adjustments to maintain reserves ...........            --      (3,052)       1,539        (167)
                                                  -----------   ---------   ----------   ---------
         Net equity transactions ..............    (1,820,471)   (271,769)  (5,362,205)  1,732,948
                                                  -----------   ---------   ----------   ---------

Net change in contract owners' equity .........    (1,775,182)     29,249   (5,254,060)  1,960,003
Contract owners' equity beginning of period ...     1,775,182   1,590,914    5,254,060     982,915
                                                  -----------   ---------   ----------   ---------
Contract owners' equity end of period .........   $        --   1,620,163           --   2,942,918
                                                  ===========   =========   ==========   =========

CHANGES IN UNITS:
   Beginning units ............................       559,208     750,449      471,588     131,153
                                                  -----------   ---------   ----------   ---------
   Units purchased ............................            --         708       57,531     283,754
   Units redeemed .............................      (559,208)   (123,267)    (529,119)    (90,853)
                                                  -----------   ---------   ----------   ---------
   Ending units ...............................            --     627,890           --     324,054
                                                  ===========   =========   ==========   =========

                                                      GVITUSGro             GVITUSGro3
                                                  ----------------   ------------------------
                                                    2004     2003        2004         2003
                                                  -------   ------   -----------   ----------
Investment activity:
   Net investment income (loss) ...............      (579)      (5)     (207,255)     (59,220)
   Realized gain (loss) on investments ........       631      253     3,675,758     (456,793)
   Change in unrealized gain (loss)
      on investments ..........................    (1,870)      97    (4,157,232)   2,358,667
   Reinvested capital gains ...................     3,726       --     1,233,543           --
                                                  -------   ------   -----------   ----------
      Net increase (decrease) in contract
         owners' equity resulting from
         operations ...........................     1,908      345       544,814    1,842,654
                                                  -------   ------   -----------   ----------

Equity transactions:
   Purchase payments received from
      contract owners (note 3) ................    10,580    9,231     1,038,913    1,317,637
   Transfers between funds ....................        --       --   (15,290,144)  15,817,410
   Redemptions (note 3) .......................    (1,086)  (4,738)   (1,547,484)    (434,745)
   Annuity benefits ...........................    (1,863)     (32)           --           --
   Annual contract maintenance charges
      (note 2) ................................        --       --          (164)         (36)
   Contingent deferred sales charges
      (note 2) ................................        --       --       (23,524)      (3,688)
   Adjustments to maintain reserves ...........        73      985        15,695        4,269
                                                  -------   ------   -----------   ----------
         Net equity transactions ..............     7,704    5,446   (15,806,708)  16,700,847
                                                  -------   ------   -----------   ----------

Net change in contract owners' equity .........     9,612    5,791   (15,261,894)  18,543,501
Contract owners' equity beginning of period ...    92,430       --    42,432,617    3,932,114
                                                  -------   ------   -----------   ----------
Contract owners' equity end of period .........   102,042    5,791    27,170,723   22,475,615
                                                  =======   ======   ===========   ==========

CHANGES IN UNITS:
   Beginning units ............................       575       --     3,766,233      525,137
                                                  -------   ------   -----------   ----------
   Units purchased ............................     8,178      754       681,460    2,786,624
   Units redeemed .............................      (575)    (191)   (2,080,394)    (938,090)
                                                  -------   ------   -----------   ----------
   Ending units ...............................     8,178      563     2,367,299    2,373,671
                                                  =======   ======   ===========   ==========

                                                                     (Continued)

NATIONWIDE VARIABLE ACCOUNT-9
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Six Month Periods Ended June 30, 2004 and 2003
(UNAUDITED)

                                                        GVITVKMultiSec                GVITWLead
                                                  --------------------------   -----------------------
                                                      2004           2003         2004         2003
                                                  ------------   -----------   ----------   ----------
Investment activity:
   Net investment income (loss) ...............   $  2,642,875     3,470,034     (123,939)    (134,557)
   Realized gain (loss) on investments ........        578,650       727,129      598,683   (1,109,037)
   Change in unrealized gain (loss)
      on investments ..........................     (5,293,652)    7,321,143     (815,281)   3,252,289
   Reinvested capital gains ...................             --            --           --           --
                                                  ------------   -----------   ----------   ----------
      Net increase (decrease) in contract
         owners' equity resulting from
         operations ...........................     (2,072,127)   11,518,306     (340,537)   2,008,695
                                                  ------------   -----------   ----------   ----------

Equity transactions:
   Purchase payments received from
      contract owners (note 3) ................      3,334,248    12,334,935       18,508      764,297
   Transfers between funds ....................      4,756,227    (4,124,988)  (1,093,185)  (3,353,066)
   Redemptions (note 3) .......................     (7,598,301)  (10,832,299)    (711,490)  (1,018,613)
   Annuity benefits ...........................        (27,137)      (23,832)        (298)        (228)
   Annual contract maintenance charges
      (note 2) ................................           (517)         (539)        (274)        (302)
   Contingent deferred sales charges
      (note 2) ................................       (102,985)     (212,193)     (11,763)     (19,295)
   Adjustments to maintain reserves ...........         16,133        (4,880)       2,460       (6,603)
                                                  ------------   -----------   ----------   ----------
         Net equity transactions ..............        377,668    (2,863,796)  (1,796,042)  (3,633,810)
                                                  ------------   -----------   ----------   ----------

Net change in contract owners' equity .........     (1,694,459)    8,654,510   (2,136,579)  (1,625,115)
Contract owners' equity beginning of period ...    170,197,114   163,641,319   23,084,544   22,665,604
                                                  ------------   -----------   ----------   ----------
Contract owners' equity end of period .........   $168,502,655   172,295,829   20,947,965   21,040,489
                                                  ============   ===========   ==========   ==========

CHANGES IN UNITS:
   Beginning units ............................     13,033,009    13,884,968    2,305,470    3,092,482
                                                  ------------   -----------   ----------   ----------
   Units purchased ............................      1,869,693     5,161,225        4,519    9,293,852
   Units redeemed .............................     (1,784,553)   (5,389,583)    (176,794)  (9,782,999)
                                                  ------------   -----------   ----------   ----------
   Ending units ...............................     13,118,149    13,656,610    2,133,195    2,603,335
                                                  ============   ===========   ==========   ==========

                                                        GVITWLead3            JanBal
                                                  ---------------------   -------------
                                                     2004        2003      2004    2003
                                                  ---------   ---------   ------   ----
Investment activity:
   Net investment income (loss) ...............     (44,848)     (2,466)      27    --
   Realized gain (loss) on investments ........     114,813          --       46    --
   Change in unrealized gain (loss)
      on investments ..........................    (197,581)     58,420      223    --
   Reinvested capital gains ...................          --          --       --    --
                                                  ---------   ---------   ------   ---
      Net increase (decrease) in contract
         owners' equity resulting from
         operations ...........................    (127,616)     55,954      296    --
                                                  ---------   ---------   ------   ---

Equity transactions:
   Purchase payments received from
      contract owners (note 3) ................     266,241     252,465   71,819    --
   Transfers between funds ....................   1,506,628   1,823,362       --    --
   Redemptions (note 3) .......................    (199,129)     (7,386)      (4)   --
   Annuity benefits ...........................      (1,749)         --   (3,085)   --
   Annual contract maintenance charges
      (note 2) ................................         (41)         --       --    --
   Contingent deferred sales charges
      (note 2) ................................      (4,006)        (13)      --    --
   Adjustments to maintain reserves ...........       2,369       1,817   (1,929)   --
                                                  ---------   ---------   ------   ---
         Net equity transactions ..............   1,570,313   2,070,245   66,801    --
                                                  ---------   ---------   ------   ---

Net change in contract owners' equity .........   1,442,697   2,126,199   67,097    --
Contract owners' equity beginning of period ...   5,852,958          --   17,988    --
                                                  ---------   ---------   ------   ---
Contract owners' equity end of period .........   7,295,655   2,126,199   85,085    --
                                                  =========   =========   ======   ===

CHANGES IN UNITS:
   Beginning units ............................     430,617          --    1,744    --
                                                  ---------   ---------   ------   ---
   Units purchased ............................     181,437     199,023    8,155    --
   Units redeemed .............................     (65,253)     (5,252)  (1,744)   --
                                                  ---------   ---------   ------   ---
   Ending units ...............................     546,801     193,771    8,155    --
                                                  =========   =========   ======   ===

NATIONWIDE VARIABLE ACCOUNT-9
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Six Month Periods Ended June 30, 2004 and 2003
(UNAUDITED)

                                                            JanCapAp                 JanGlTechS2
                                                  --------------------------   -----------------------
                                                      2004           2003         2004         2003
                                                  ------------   -----------   ----------   ----------
Investment activity:
   Net investment income (loss) ...............   $ (1,488,483)   (1,071,633)    (131,874)     (86,716)
   Realized gain (loss) on investments ........     (2,939,184)  (32,178,894)     799,961     (651,865)
   Change in unrealized gain (loss)
      on investments ..........................     16,335,962    50,495,141     (999,495)   3,137,579
   Reinvested capital gains ...................             --            --           --           --
                                                  ------------   -----------   ----------   ----------
      Net increase (decrease) in contract
         owners' equity resulting from
         operations ...........................     11,908,295    17,244,614     (331,408)   2,398,998
                                                  ------------   -----------   ----------   ----------

Equity transactions:
   Purchase payments received from
      contract owners (note 3) ................      3,732,881     9,745,189    1,778,025    2,422,292
   Transfers between funds ....................    (10,255,497)  (12,319,386)  (2,233,770)   1,154,316
   Redemptions (note 3) .......................     (8,935,707)   (9,957,553)  (1,411,174)  (1,008,717)
   Annuity benefits ...........................        (12,219)      (11,755)          --           --
   Annual contract maintenance charges
      (note 2) ................................         (3,369)       (3,830)        (373)        (304)
   Contingent deferred sales charges
      (note 2) ................................       (209,815)     (233,187)     (20,625)     (13,779)
   Adjustments to maintain reserves ...........         45,918       (41,074)       8,976      101,040
                                                  ------------   -----------   ----------   ----------
         Net equity transactions ..............    (15,637,808)  (12,821,596)  (1,878,941)   2,654,848
                                                  ------------   -----------   ----------   ----------

Net change in contract owners' equity .........     (3,729,513)    4,423,018   (2,210,349)   5,053,846
Contract owners' equity beginning of period ...    237,339,038   228,526,525   21,841,396   11,490,667
                                                  ------------   -----------   ----------   ----------
Contract owners' equity end of period .........   $233,609,525   232,949,543   19,631,047   16,544,513
                                                  ============   ===========   ==========   ==========

CHANGES IN UNITS:
   Beginning units ............................     33,279,122    38,006,657    2,119,951    1,620,570
                                                  ------------   -----------   ----------   ----------
   Units purchased ............................      1,815,313    11,001,101      395,753      959,248
   Units redeemed .............................     (3,855,539)  (13,086,182)    (582,785)    (603,731)
                                                  ------------   -----------   ----------   ----------
   Ending units ...............................     31,238,896    35,921,576    1,932,919    1,976,087
                                                  ============   ===========   ==========   ==========

                                                         JanGlTech                 JanIntGroS2
                                                  -----------------------   ------------------------
                                                     2004         2003         2004          2003
                                                  ----------   ----------   ----------    ----------
Investment activity:
   Net investment income (loss) ...............     (375,466)    (333,754)     (80,916)      107,719
   Realized gain (loss) on investments ........     (199,969)  (4,477,801)     116,305      (233,031)
   Change in unrealized gain (loss)
      on investments ..........................     (251,509)  13,612,042   (1,263,896)    2,653,681
   Reinvested capital gains ...................           --           --           --            --
                                                  ----------   ----------   ----------    ----------
      Net increase (decrease) in contract
         owners' equity resulting from
         operations ...........................     (826,944)   8,800,487   (1,228,507)    2,528,369
                                                  ----------   ----------   ----------    ----------

Equity transactions:
   Purchase payments received from
      contract owners (note 3) ................       37,051       87,743    3,632,517     5,789,255
   Transfers between funds ....................   (3,519,204)  (6,132,772)   2,497,300     3,479,918
   Redemptions (note 3) .......................   (2,104,506)  (2,177,443)  (2,356,355)   (1,560,816)
   Annuity benefits ...........................       (3,134)      (2,708)      (1,150)         (984)
   Annual contract maintenance charges
      (note 2) ................................       (1,512)      (1,712)        (624)         (570)
   Contingent deferred sales charges
      (note 2) ................................      (58,029)     (69,971)     (37,851)      (29,525)
   Adjustments to maintain reserves ...........       15,584     (185,016)      35,233       153,768
                                                  ----------   ----------   ----------    ----------
         Net equity transactions ..............   (5,633,750)  (8,481,879)   3,769,070     7,831,046
                                                  ----------   ----------   ----------    ----------

Net change in contract owners' equity .........   (6,460,694)     318,608    2,540,563    10,359,415
Contract owners' equity beginning of period ...   63,750,685   56,463,096   51,293,210    30,585,952
                                                  ----------   ----------   ----------    ----------
Contract owners' equity end of period .........   57,289,991   56,781,704   53,833,773    40,945,367
                                                  ==========   ==========   ==========    ==========

CHANGES IN UNITS:
   Beginning units ............................   18,787,902   24,072,809    4,987,992     3,951,071
                                                  ----------   ----------   ----------    ----------
   Units purchased ............................       37,939       25,554    1,206,578     1,685,448
   Units redeemed .............................   (1,682,216)  (3,497,522)    (891,713)     (630,090)
                                                  ----------   ----------   ----------    ----------
   Ending units ...............................   17,143,625   20,600,841    5,302,857     5,006,429
                                                  ==========   ==========   ==========    ==========

                                                                     (Continued)

NATIONWIDE VARIABLE ACCOUNT-9
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Six Month Periods Ended June 30, 2004 and 2003
(UNAUDITED)

                                                           JanIntGro                JanRMgCore
                                                  --------------------------   -------------------
                                                      2004           2003         2004       2003
                                                  ------------   -----------   ---------   -------
Investment activity:
   Net investment income (loss) ...............   $   (207,261)      242,055       2,227       (96)
   Realized gain (loss) on investments ........        716,159    (6,188,878)     97,826       161
   Change in unrealized gain (loss)
      on investments ..........................     (1,654,046)   11,498,964     (37,901)   (4,735)
   Reinvested capital gains ...................             --            --          --        --
                                                  ------------   -----------   ---------   -------
      Net increase (decrease) in contract
         owners' equity resulting from
         operations ...........................     (1,145,148)    5,552,141      62,152    (4,670)
                                                  ------------   -----------   ---------   -------

Equity transactions:
   Purchase payments received from
      contract owners (note 3) ................        171,983       223,242      71,037    49,481
   Transfers between funds ....................     (6,945,366)  (10,930,314)    918,596   118,785
   Redemptions (note 3) .......................     (4,912,414)   (4,473,307)    (43,166)       --
   Annuity benefits ...........................         (9,143)       (5,553)         --        --
   Annual contract maintenance charges
      (note 2) ................................         (2,369)       (2,707)         --        --
   Contingent deferred sales charges
      (note 2) ................................       (124,859)     (126,379)       (301)       --
   Adjustments to maintain reserves ...........         31,554      (268,596)        215         7
                                                  ------------   -----------   ---------   -------
         Net equity transactions ..............    (11,790,614)  (15,583,614)    946,381   168,273
                                                  ------------   -----------   ---------   -------

Net change in contract owners' equity .........    (12,935,762)  (10,031,473)  1,008,533   163,603
Contract owners' equity beginning of period ...    126,526,173   123,498,242   1,136,918        --
                                                  ------------   -----------   ---------   -------
Contract owners' equity end of period .........   $113,590,411   113,466,769   2,145,451   163,603
                                                  ============   ===========   =========   =======

CHANGES IN UNITS:
   Beginning units ............................     17,681,761    22,978,097      93,176        --
                                                  ------------   -----------   ---------   -------
   Units purchased ............................         54,830        36,216     197,729    16,151
   Units redeemed .............................     (1,645,128)   (3,069,464)   (125,827)     (712)
                                                  ------------   -----------   ---------   -------
   Ending units ...............................     16,091,463    19,944,849     165,078    15,439
                                                  ============   ===========   =========   =======

                                                     JPMSTMidCap      MFSInvGrStS
                                                  ----------------   -------------
                                                     2004     2003    2004    2003
                                                  ---------   ----   ------   ----
Investment activity:
   Net investment income (loss) ...............        (675)   --       (11)   --
   Realized gain (loss) on investments ........       1,478    --        --    --
   Change in unrealized gain (loss)
      on investments ..........................       4,964    --       242    --
   Reinvested capital gains ...................          --    --        --    --
                                                  ---------   ---    ------   ---
      Net increase (decrease) in contract
         owners' equity resulting from
         operations ...........................       5,767    --       231    --
                                                  ---------   ---    ------   ---

Equity transactions:
   Purchase payments received from
      contract owners (note 3) ................      13,851    --    20,313    --
   Transfers between funds ....................   1,792,643    --        --    --
   Redemptions (note 3) .......................      (3,516)   --    (1,237)   --
   Annuity benefits ...........................          --    --        --    --
   Annual contract maintenance charges
      (note 2) ................................          --    --        --    --
   Contingent deferred sales charges
      (note 2) ................................          --    --        --    --
   Adjustments to maintain reserves ...........          (9)   --         1    --
                                                  ---------   ---    ------   ---
         Net equity transactions ..............   1,802,969    --    19,077    --
                                                  ---------   ---    ------   ---

Net change in contract owners' equity .........   1,808,736    --    19,308    --
Contract owners' equity beginning of period ...          --    --        --    --
                                                  ---------   ---    ------   ---
Contract owners' equity end of period .........   1,808,736    --    19,308    --
                                                  =========   ===    ======   ===

CHANGES IN UNITS:
   Beginning units ............................          --    --        --    --
                                                  ---------   ---    ------   ---
   Units purchased ............................     275,052    --     1,867    --
   Units redeemed .............................     (97,572)   --        --    --
                                                  ---------   ---    ------   ---
   Ending units ...............................     177,480    --     1,867    --
                                                  =========   ===    ======   ===

NATIONWIDE VARIABLE ACCOUNT-9
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Six Month Periods Ended June 30, 2004 and 2003
(UNAUDITED)

                                                       MFSMidCapGrS             MFSNewDiscS
                                                  ----------------------   ---------------------
                                                     2004         2003        2004        2003
                                                  ----------   ---------   ---------   ---------
Investment activity:
   Net investment income (loss) ...............   $  (39,395)    (18,973)    (18,671)     (7,690)
   Realized gain (loss) on investments ........       34,860         349      71,795          27
   Change in unrealized gain (loss)
      on investments ..........................      302,815     391,329     (59,999)    140,083
   Reinvested capital gains ...................           --          --          --          --
                                                  ----------   ---------   ---------   ---------
      Net increase (decrease) in contract
         owners' equity resulting from
         operations ...........................      298,280     372,705      (6,875)    132,420
                                                  ----------   ---------   ---------   ---------

Equity transactions:
   Purchase payments received from
      contract owners (note 3) ................       68,762   1,349,683      46,613     732,430
   Transfers between funds ....................        8,631      75,534    (105,905)     43,959
   Redemptions (note 3) .......................      (44,143)    (71,412)    (31,402)     (2,775)
   Annuity benefits ...........................           --          --          --          --
   Annual contract maintenance charges
      (note 2) ................................           --          --          --          --
   Contingent deferred sales charges
      (note 2) ................................         (596)     (1,191)       (361)         --
   Adjustments to maintain reserves ...........          (95)        (54)        (84)        (55)
                                                  ----------   ---------   ---------   ---------
         Net equity transactions ..............       32,559   1,352,560     (91,139)    773,559
                                                  ----------   ---------   ---------   ---------

Net change in contract owners' equity .........      330,839   1,725,265     (98,014)    905,979
Contract owners' equity beginning of period ...    4,067,064   1,324,318   2,004,511     409,770
                                                  ----------   ---------   ---------   ---------
Contract owners' equity end of period .........   $4,397,903   3,049,583   1,906,497   1,315,749
                                                  ==========   =========   =========   =========

CHANGES IN UNITS:
   Beginning units ............................      428,276     187,101     205,441      55,031
                                                  ----------   ---------   ---------   ---------
   Units purchased ............................       14,935     211,554      18,665     105,249
   Units redeemed .............................      (11,797)    (29,796)    (28,164)     (1,989)
                                                  ----------   ---------   ---------   ---------
   Ending units ...............................      431,414     368,859     195,942     158,291
                                                  ==========   =========   =========   =========

                                                         MFSValS                 NBAMTFasc
                                                  ---------------------   ---------------------
                                                     2004        2003        2004        2003
                                                  ---------   ---------   ---------   ---------
Investment activity:
   Net investment income (loss) ...............     (16,591)    (12,346)    (15,069)     (6,425)
   Realized gain (loss) on investments ........     112,801      (3,027)     12,441      (1,111)
   Change in unrealized gain (loss)
      on investments ..........................     (72,262)    185,264      77,683      87,906
   Reinvested capital gains ...................      52,821          --          --          --
                                                  ---------   ---------   ---------   ---------
      Net increase (decrease) in contract
         owners' equity resulting from
         operations ...........................      76,769     169,891      75,055      80,370
                                                  ---------   ---------   ---------   ---------

Equity transactions:
   Purchase payments received from
      contract owners (note 3) ................     118,635   1,204,246     100,059     624,341
   Transfers between funds ....................    (135,853)     88,106      21,449      93,977
   Redemptions (note 3) .......................    (100,163)    (24,356)    (37,144)    (28,541)
   Annuity benefits ...........................          --          --        (222)         --
   Annual contract maintenance charges
      (note 2) ................................          --          --          --          --
   Contingent deferred sales charges
      (note 2) ................................        (153)         --        (957)       (732)
   Adjustments to maintain reserves ...........        (618)        (57)         (6)        (40)
                                                  ---------   ---------   ---------   ---------
         Net equity transactions ..............    (118,152)  1,267,939      83,179     689,005
                                                  ---------   ---------   ---------   ---------

Net change in contract owners' equity .........     (41,383)  1,437,830     158,234     769,375
Contract owners' equity beginning of period ...   3,360,300   1,052,083   1,578,632     331,753
                                                  ---------   ---------   ---------   ---------
Contract owners' equity end of period .........   3,318,917   2,489,913   1,736,866   1,101,128
                                                  =========   =========   =========   =========

CHANGES IN UNITS:
   Beginning units ............................     330,815     126,768     131,193      33,884
                                                  ---------   ---------   ---------   ---------
   Units purchased ............................      37,955     162,595      10,713      75,545
   Units redeemed .............................     (49,572)     (7,908)     (3,882)     (3,978)
                                                  ---------   ---------   ---------   ---------
   Ending units ...............................     319,198     281,455     138,024     105,451
                                                  =========   =========   =========   =========

                                                                     (Continued)

NATIONWIDE VARIABLE ACCOUNT-9
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Six Month Periods Ended June 30, 2004 and 2003
(UNAUDITED)

                                                      NBAMTFocus              NBAMTGuard
                                                  ------------------   -------------------------
                                                    2004       2003        2004          2003
                                                  --------   -------   -----------   -----------
Investment activity:
   Net investment income (loss) ...............   $ (9,909)   (2,769)     (662,621)     (551,586)
   Realized gain (loss) on investments ........     42,957     8,917      (490,541)   (7,857,808)
   Change in unrealized gain (loss)
      on investments ..........................    (76,725)  100,570     5,075,445    20,876,373
   Reinvested capital gains ...................         --        --            --            --
                                                  --------   -------   -----------   -----------
      Net increase (decrease) in contract
         owners' equity resulting from
         operations ...........................    (43,677)  106,718     3,922,283    12,466,979
                                                  --------   -------   -----------   -----------

Equity transactions:
   Purchase payments received from
      contract owners (note 3) ................     25,776   246,112     1,863,503     4,312,730
   Transfers between funds ....................        820    30,165    (3,532,361)   (1,306,399)
   Redemptions (note 3) .......................     (7,166)   (1,283)   (4,019,446)   (4,835,734)
   Annuity benefits ...........................         --        --        (5,821)       (5,966)
   Annual contract maintenance charges
      (note 2) ................................         --        --        (1,170)       (1,316)
   Contingent deferred sales charges
      (note 2) ................................        (16)       --       (71,699)      (77,622)
   Adjustments to maintain reserves ...........        (80)      (15)       15,136       (35,231)
                                                  --------   -------   -----------   -----------
         Net equity transactions ..............     19,334   274,979    (5,751,858)   (1,949,538)
                                                  --------   -------   -----------   -----------

Net change in contract owners' equity .........    (24,343)  381,697    (1,829,575)   10,517,441
Contract owners' equity beginning of period ...    974,606   118,987   111,816,733    89,521,392
                                                  --------   -------   -----------   -----------
Contract owners' equity end of period .........   $950,263   500,684   109,987,158   100,038,833
                                                  ========   =======   ===========   ===========

CHANGES IN UNITS:
   Beginning units ............................     48,070    10,974     8,232,006     8,581,564
                                                  --------   -------   -----------   -----------
   Units purchased ............................      5,088    30,957       519,719     3,017,388
   Units redeemed .............................     (4,377)   (8,183)     (917,015)   (3,132,891)
                                                  --------   -------   -----------   -----------
   Ending units ...............................     48,781    33,748     7,834,710     8,466,061
                                                  ========   =======   ===========   ===========

                                                         NBAMTLMat                 NBAMTMCGr
                                                  ----------------------   -------------------------
                                                     2004         2003         2004          2003
                                                  ----------   ---------   -----------   -----------
Investment activity:
   Net investment income (loss) ...............     (186,484)     (4,876)   (1,077,024)     (899,183)
   Realized gain (loss) on investments ........     (273,881)      1,199     2,646,654   (22,577,331)
   Change in unrealized gain (loss)
      on investments ..........................      239,476       2,300    10,324,683    40,158,848
   Reinvested capital gains ...................           --          --            --            --
                                                  ----------   ---------   -----------   -----------
      Net increase (decrease) in contract
         owners' equity resulting from
         operations ...........................     (220,889)     (1,377)   11,894,313    16,682,334
                                                  ----------   ---------   -----------   -----------

Equity transactions:
   Purchase payments received from
      contract owners (note 3) ................    1,657,284   1,096,460     3,451,075     7,285,688
   Transfers between funds ....................   14,276,383   5,122,216    (1,665,139)   (1,651,829)
   Redemptions (note 3) .......................   (2,391,097)     (6,332)   (5,930,060)   (7,014,189)
   Annuity benefits ...........................       (2,697)       (130)      (12,515)       (8,229)
   Annual contract maintenance charges
      (note 2) ................................          (28)         --        (3,064)       (3,573)
   Contingent deferred sales charges
      (note 2) ................................      (44,371)         --      (138,054)     (161,972)
   Adjustments to maintain reserves ...........       26,548       6,214        77,367       (49,639)
                                                  ----------   ---------   -----------   -----------
         Net equity transactions ..............   13,522,022   6,218,428    (4,220,390)   (1,603,743)
                                                  ----------   ---------   -----------   -----------

Net change in contract owners' equity .........   13,301,133   6,217,051     7,673,923    15,078,591
Contract owners' equity beginning of period ...   23,707,729          --   177,786,012   148,133,620
                                                  ----------   ---------   -----------   -----------
Contract owners' equity end of period .........   37,008,862   6,217,051   185,459,935   163,212,211
                                                  ==========   =========   ===========   ===========

CHANGES IN UNITS:
   Beginning units ............................    2,341,639          --    13,310,419    13,997,826
                                                  ----------   ---------   -----------   -----------
   Units purchased ............................    2,662,230     782,114     1,182,676     8,854,515
   Units redeemed .............................   (1,318,240)   (166,733)   (1,469,847)   (8,978,756)
                                                  ----------   ---------   -----------   -----------
   Ending units ...............................    3,685,629     615,381    13,023,248    13,873,585
                                                  ==========   =========   ===========   ===========

NATIONWIDE VARIABLE ACCOUNT-9
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Six Month Periods Ended June 30, 2004 and 2003
(UNAUDITED)

                                                           NBAMTPart             NBAMSocRes
                                                  --------------------------   --------------
                                                      2004           2003        2004    2003
                                                  ------------   -----------   -------   ----
Investment activity:
   Net investment income (loss) ...............   $   (655,048)     (503,581)     (178)   --
   Realized gain (loss) on investments ........      2,686,771     2,523,408       338    --
   Change in unrealized gain (loss)
      on investments ..........................      3,274,015    11,885,525     2,830    --
   Reinvested capital gains ...................             --            --        --    --
                                                  ------------   -----------   -------   ---
      Net increase (decrease) in contract
         owners' equity resulting from
         operations ...........................      5,305,738    13,905,352     2,990    --
                                                  ------------   -----------   -------   ---

Equity transactions:
   Purchase payments received from
      contract owners (note 3) ................      1,767,401     2,704,035        --    --
   Transfers between funds ....................      3,325,116     6,896,160   328,353    --
   Redemptions (note 3) .......................     (4,841,509)   (6,201,816)     (174)   --
   Annuity benefits ...........................         (4,055)       (3,463)       --    --
   Annual contract maintenance charges
      (note 2) ................................           (755)         (754)       --    --
   Contingent deferred sales charges
      (note 2) ................................        (68,719)      (74,526)       --    --
   Adjustments to maintain reserves ...........         15,212       (12,454)      (15)   --
                                                  ------------   -----------   -------   ---
         Net equity transactions ..............        192,691     3,307,182   328,164    --
                                                  ------------   -----------   -------   ---

Net change in contract owners' equity .........      5,498,429    17,212,534   331,154    --
Contract owners' equity beginning of period ...    112,717,316    81,429,104        --    --
                                                  ------------   -----------   -------   ---
Contract owners' equity end of period .........   $118,215,745    98,641,638   331,154    --
                                                  ============   ===========   =======   ===

CHANGES IN UNITS:
   Beginning units ............................     10,120,850     9,838,338        --    --
                                                  ------------   -----------   -------   ---
   Units purchased ............................      1,372,964    12,554,729    32,922    --
   Units redeemed .............................     (1,347,061)  (12,264,907)   (1,914)   --
                                                  ------------   -----------   -------   ---
   Ending units ...............................     10,146,753    10,128,160    31,008    --
                                                  ============   ===========   =======   ===

                                                          OppAggGro                   OppCapAp
                                                  -------------------------   -------------------------
                                                      2004          2003          2004          2003
                                                  -----------   -----------   -----------   -----------
Investment activity:
   Net investment income (loss) ...............    (1,204,508)     (979,190)   (1,384,327)     (668,681)
   Realized gain (loss) on investments ........        80,731   (20,707,615)   (1,856,368)  (66,433,595)
   Change in unrealized gain (loss)
      on investments ..........................    19,594,664    42,540,476    11,338,644   108,457,297
   Reinvested capital gains ...................            --            --            --            --
                                                  -----------   -----------   -----------   -----------
      Net increase (decrease) in contract
         owners' equity resulting from
         operations ...........................    18,470,887    20,853,671     8,097,949    41,355,021
                                                  -----------   -----------   -----------   -----------

Equity transactions:
   Purchase payments received from
      contract owners (note 3) ................     4,119,486     6,586,381    10,085,678    19,626,120
   Transfers between funds ....................    (3,777,581)   (5,859,198)   (1,712,784)   (4,420,646)
   Redemptions (note 3) .......................    (7,627,127)   (7,089,887)  (17,540,815)  (16,155,856)
   Annuity benefits ...........................        (5,028)       (4,120)      (53,312)      (45,558)
   Annual contract maintenance charges
      (note 2) ................................        (8,336)       (9,412)       (8,057)       (8,760)
   Contingent deferred sales charges
      (note 2) ................................      (181,369)     (174,413)     (361,276)     (349,564)
   Adjustments to maintain reserves ...........        25,049       (69,499)      124,423       (97,655)
                                                  -----------   -----------   -----------   -----------
         Net equity transactions ..............    (7,454,906)   (6,620,148)   (9,466,143)   (1,451,919)
                                                  -----------   -----------   -----------   -----------

Net change in contract owners' equity .........    11,015,981    14,233,523    (1,368,194)   39,903,102
Contract owners' equity beginning of period ...   202,002,850   168,931,895   475,712,297   367,308,837
                                                  -----------   -----------   -----------   -----------
Contract owners' equity end of period .........   213,018,831   183,165,418   474,344,103   407,211,939
                                                  ===========   ===========   ===========   ===========

CHANGES IN UNITS:
   Beginning units ............................    18,042,331    18,771,046    34,255,234    34,239,324
                                                  -----------   -----------   -----------   -----------
   Units purchased ............................     1,705,497     7,810,772     2,516,893    10,607,343
   Units redeemed .............................    (2,380,563)   (8,612,691)   (3,153,609)  (10,879,416)
                                                  -----------   -----------   -----------   -----------
   Ending units ...............................    17,367,265    17,969,127    33,618,518    33,967,251
                                                  ===========   ===========   ===========   ===========

                                                                     (Continued)

NATIONWIDE VARIABLE ACCOUNT-9
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Six Month Periods Ended June 30, 2004 and 2003
(UNAUDITED)

                                                         OppCapApS                 OppGlSec3
                                                  ----------------------   ------------------------
                                                     2004         2003        2004          2003
                                                  ----------   ---------   -----------   ----------
Investment activity:
   Net investment income (loss) ...............   $  (50,607)    (23,391)      761,658      (33,157)
   Realized gain (loss) on investments ........       58,486      10,003       312,586       77,559
   Change in unrealized gain (loss)
      on investments ..........................       85,904     522,643     1,447,562      954,080
   Reinvested capital gains ...................           --          --            --           --
                                                  ----------   ---------   -----------   ----------
      Net increase (decrease) in contract
         owners' equity resulting from
         operations ...........................       93,783     509,255     2,521,806      998,482
                                                  ----------   ---------   -----------   ----------

Equity transactions:
   Purchase payments received from
      contract owners (note 3) ................      160,386   2,558,582     8,614,588    7,136,393
   Transfers between funds ....................       90,321      (3,713)   30,985,390   24,577,550
   Redemptions (note 3) .......................     (148,253)   (138,451)   (4,108,445)  (2,996,289)
   Annuity benefits ...........................           --          --            --           --
   Annual contract maintenance charges
      (note 2) ................................           --          --          (496)         (12)
   Contingent deferred sales charges
      (note 2) ................................         (706)     (2,283)      (73,959)      (4,904)
   Adjustments to maintain reserves ...........            8        (145)       26,666      150,655
                                                  ----------   ---------   -----------   ----------
         Net equity transactions ..............      101,756   2,413,990    35,443,744   28,863,393
                                                  ----------   ---------   -----------   ----------

Net change in contract owners' equity .........      195,539   2,923,245    37,965,550   29,861,875
Contract owners' equity beginning of period ...    7,279,334   2,797,449   102,340,129           --
                                                  ----------   ---------   -----------   ----------
Contract owners' equity end of period .........   $7,474,873   5,720,694   140,305,679   29,861,875
                                                  ==========   =========   ===========   ==========

CHANGES IN UNITS:
   Beginning units ............................      724,583     357,291     7,189,189           --
                                                  ----------   ---------   -----------   ----------
   Units purchased ............................       43,136     355,268     3,425,407    3,296,748
   Units redeemed .............................      (33,335)    (55,265)   (1,020,009)    (630,973)
                                                  ----------   ---------   -----------   ----------
   Ending units ...............................      734,384     657,294     9,594,587    2,665,775
                                                  ==========   =========   ===========   ==========

                                                           OppGlSec                  OppGlSecS
                                                  -------------------------   ---------------------
                                                      2004          2003         2004        2003
                                                  -----------   -----------   ---------   ---------
Investment activity:
   Net investment income (loss) ...............     1,197,374       639,514      14,587     (12,414)
   Realized gain (loss) on investments ........     7,148,281   (10,228,064)    229,079      (3,095)
   Change in unrealized gain (loss)
      on investments ..........................    (3,084,337)   30,642,546     (83,509)    806,729
   Reinvested capital gains ...................            --            --          --          --
                                                  -----------   -----------   ---------   ---------
      Net increase (decrease) in contract
         owners' equity resulting from
         operations ...........................     5,261,318    21,053,996     160,157     791,220
                                                  -----------   -----------   ---------   ---------

Equity transactions:
   Purchase payments received from
      contract owners (note 3) ................       220,201    12,997,335        (123)  2,787,333
   Transfers between funds ....................   (13,163,685)  (31,484,757)   (609,390)   (432,637)
   Redemptions (note 3) .......................    (5,296,062)   (6,437,471)   (113,600)   (115,214)
   Annuity benefits ...........................       (25,201)      (11,611)         --          --
   Annual contract maintenance charges
      (note 2) ................................        (1,224)       (1,543)         --          --
   Contingent deferred sales charges
      (note 2) ................................       (90,418)     (134,696)     (1,439)     (2,390)
   Adjustments to maintain reserves ...........        44,583      (173,607)         44        (160)
                                                  -----------   -----------   ---------   ---------
         Net equity transactions ..............   (18,311,806)  (25,246,350)   (724,508)  2,236,932
                                                  -----------   -----------   ---------   ---------

Net change in contract owners' equity .........   (13,050,488)   (4,192,354)   (564,351)  3,028,152
Contract owners' equity beginning of period ...   193,623,171   186,172,209   7,054,981   3,515,564
                                                  -----------   -----------   ---------   ---------
Contract owners' equity end of period .........   180,572,683   181,979,855   6,490,630   6,543,716
                                                  ===========   ===========   =========   =========

CHANGES IN UNITS:
   Beginning units ............................    19,398,205    26,384,682     655,617     458,129
                                                  -----------   -----------   ---------   ---------
   Units purchased ............................       149,489    70,201,227          --     425,080
   Units redeemed .............................    (1,825,356)  (73,408,881)    (65,833)   (112,172)
                                                  -----------   -----------   ---------   ---------
   Ending units ...............................    17,722,338    23,177,028     589,784     771,037
                                                  ===========   ===========   =========   =========

NATIONWIDE VARIABLE ACCOUNT-9
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Six Month Periods Ended June 30, 2004 and 2003
(UNAUDITED)

                                                    OppHighIncS            OppMSFund
                                                  --------------   -------------------------
                                                    2004    2003       2004          2003
                                                  -------   ----   -----------   -----------
Investment activity:
   Net investment income (loss) ...............   $   100    --        895,979     1,282,137
   Realized gain (loss) on investments ........       (24)   --     (5,386,491)  (16,150,760)
   Change in unrealized gain (loss)
      on investments ..........................       109    --     12,141,775    44,118,454
Reinvested capital gains ......................        --    --             --            --
                                                  -------   ---    -----------   -----------
      Net increase (decrease) in contract
         owners' equity resulting from
         operations ...........................       185    --      7,651,263    29,249,831
                                                  -------   ---    -----------   -----------

Equity transactions:
   Purchase payments received from
      contract owners (note 3) ................    37,440    --      8,418,301    16,588,015
   Transfers between funds ....................        --    --    (14,583,924)   (2,587,342)
   Redemptions (note 3) .......................        --    --    (16,540,657)  (15,968,165)
   Annuity benefits ...........................    (1,887)   --        (25,165)      (19,585)
   Annual contract maintenance charges
      (note 2) ................................        --    --         (3,353)       (3,804)
   Contingent deferred sales charges
      (note 2) ................................        --    --       (341,437)     (334,532)
   Adjustments to maintain reserves ...........        (2)   --         60,607       (75,317)
                                                  -------   ---    -----------   -----------
         Net equity transactions ..............    35,551    --    (23,015,628)   (2,400,730)
                                                  -------   ---    -----------   -----------

Net change in contract owners' equity .........    35,736    --    (15,364,365)   26,849,101
Contract owners' equity beginning of period ...        --    --    400,358,685   312,115,840
                                                  -------   ---    -----------   -----------
Contract owners' equity end of period .........   $35,736    --    384,994,320   338,964,941
                                                  =======   ===    ===========   ===========

CHANGES IN UNITS:
   Beginning units ............................        --    --     36,088,504    35,365,474
                                                  -------   ---    -----------   -----------
   Units purchased ............................     3,433    --      1,782,272     6,209,259
   Units redeemed .............................        --    --     (3,752,730)   (6,634,564)
                                                  -------   ---    -----------   -----------
   Ending units ...............................     3,433    --     34,118,046    34,940,169
                                                  =======   ===    ===========   ===========

                                                        OppMSFundS         OppMSSmCapS
                                                  ---------------------   -------------
                                                     2004        2003      2004    2003
                                                  ---------   ---------   ------   ----
Investment activity:
   Net investment income (loss) ...............     (16,817)        (87)     (41)   --
   Realized gain (loss) on investments ........      35,507      (1,404)      25    --
   Change in unrealized gain (loss)
      on investments ..........................     113,308     550,299      467    --
Reinvested capital gains ......................          --          --       --    --
                                                  ---------   ---------   ------   ---
      Net increase (decrease) in contract
         owners' equity resulting from
         operations ...........................     131,998     548,808      451    --
                                                  ---------   ---------   ------   ---

Equity transactions:
   Purchase payments received from
      contract owners (note 3) ................     228,920   3,461,429    9,924    --
   Transfers between funds ....................     137,617     187,308       --    --
   Redemptions (note 3) .......................    (113,660)    (96,213)      --    --
   Annuity benefits ...........................          --          --     (327)   --
   Annual contract maintenance charges
      (note 2) ................................          --          --       --    --
   Contingent deferred sales charges
      (note 2) ................................        (426)       (233)      --    --
   Adjustments to maintain reserves ...........          46         (84)      10    --
                                                  ---------   ---------   ------   ---
         Net equity transactions ..............     252,497   3,552,207    9,607    --
                                                  ---------   ---------   ------   ---

Net change in contract owners' equity .........     384,495   4,101,015   10,058    --
Contract owners' equity beginning of period ...   8,506,949   2,713,291    2,349    --
                                                  ---------   ---------   ------   ---
Contract owners' equity end of period .........   8,891,444   6,814,306   12,407    --
                                                  =========   =========   ======   ===

CHANGES IN UNITS:
   Beginning units ............................     853,327     337,974      228    --
                                                  ---------   ---------   ------   ---
   Units purchased ............................      48,833     465,611    1,150    --
   Units redeemed .............................     (23,931)    (26,138)    (228)   --
                                                  ---------   ---------   ------   ---
   Ending units ...............................     878,229     777,447    1,150    --
                                                  =========   =========   ======   ===

                                                                     (Continued)

NATIONWIDE VARIABLE ACCOUNT-9
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Six Month Periods Ended June 30, 2004 and 2003
(UNAUDITED)

                                                        OppStratBdS                  StOpp2
                                                  ----------------------   -------------------------
                                                     2004         2003         2004          2003
                                                  ----------   ---------   -----------   -----------
Investment activity:
   Net investment income (loss) ...............   $  206,172      95,631    (1,337,933)     (971,692)
   Realized gain (loss) on investments ........       41,438       5,434    (1,742,654)  (10,105,924)
   Change in unrealized gain (loss)
      on investments ..........................     (290,731)     93,631    19,550,091    34,258,129
   Reinvested capital gains ...................           --          --            --            --
                                                  ----------   ---------   -----------   -----------
      Net increase (decrease) in contract
         owners' equity resulting from
         operations ...........................      (43,121)    194,696    16,469,504    23,180,513
                                                  ----------   ---------   -----------   -----------

Equity transactions:
   Purchase payments received from
      contract owners (note 3) ................       82,532   2,769,084     4,222,631    11,327,100
   Transfers between funds ....................     (154,727)    245,731    (4,457,423)   (1,142,182)
   Redemptions (note 3) .......................     (218,084)    (76,014)   (6,766,777)   (5,913,200)
   Annuity benefits ...........................           --          --       (14,710)       (9,730)
   Annual contract maintenance charges
      (note 2) ................................           --          --        (1,860)       (1,811)
   Contingent deferred sales charges
      (note 2) ................................         (252)     (1,202)     (124,158)     (100,676)
   Adjustments to maintain reserves ...........          (24)        (89)       36,432       (54,615)
                                                  ----------   ---------   -----------   -----------
         Net equity transactions ..............     (290,555)  2,937,510    (7,105,865)    4,104,886
                                                  ----------   ---------   -----------   -----------

Net change in contract owners' equity .........     (333,676)  3,132,206     9,363,639    27,285,399
Contract owners' equity beginning of period ...    5,241,337     906,399   207,216,357   152,147,968
                                                  ----------   ---------   -----------   -----------
Contract owners' equity end of period .........   $4,907,661   4,038,605   216,579,996   179,433,367
                                                  ==========   =========   ===========   ===========

CHANGES IN UNITS:
   Beginning units ............................      444,295      88,463    21,393,485    21,318,993
                                                  ----------   ---------   -----------   -----------
   Units purchased ............................       18,388     293,765     1,842,516     5,220,954
   Units redeemed .............................      (42,999)    (19,664)   (2,509,107)   (4,785,010)
                                                  ----------   ---------   -----------   -----------
   Ending units ...............................      419,684     362,564    20,726,894    21,754,937
                                                  ==========   =========   ===========   ===========

                                                    VEWrldEMktR1             VEWrldEMkt
                                                  ----------------   -------------------------
                                                     2004     2003       2004          2003
                                                  ---------   ----   -----------   -----------
Investment activity:
   Net investment income (loss) ...............      (5,200)   --          7,854      (198,378)
   Realized gain (loss) on investments ........    (145,613)   --      3,585,636     3,392,139
   Change in unrealized gain (loss)
      on investments ..........................      30,288    --     (5,221,458)    2,247,050
   Reinvested capital gains ...................          --    --             --            --
                                                  ---------   ---    -----------   -----------
      Net increase (decrease) in contract
         owners' equity resulting from
         operations ...........................    (120,525)   --     (1,627,968)    5,440,811
                                                  ---------   ---    -----------   -----------

Equity transactions:
   Purchase payments received from
      contract owners (note 3) ................      83,235    --        403,746       529,078
   Transfers between funds ....................   3,497,320    --    (10,061,182)   19,147,271
   Redemptions (note 3) .......................    (120,160)   --     (2,548,848)   (1,509,946)
   Annuity benefits ...........................          --    --        (10,601)       (3,308)
   Annual contract maintenance charges
      (note 2) ................................          --    --           (550)         (586)
   Contingent deferred sales charges
      (note 2) ................................      (2,651)   --        (58,582)      (37,971)
   Adjustments to maintain reserves ...........         (67)   --         10,764       (50,399)
                                                  ---------   ---    -----------   -----------
         Net equity transactions ..............   3,457,677    --    (12,265,253)   18,074,139
                                                  ---------   ---    -----------   -----------

Net change in contract owners' equity .........   3,337,152    --    (13,893,221)   23,514,950
Contract owners' equity beginning of period ...          --    --     51,757,868    38,616,383
                                                  ---------   ---    -----------   -----------
Contract owners' equity end of period .........   3,337,152    --     37,864,647    62,131,333
                                                  =========   ===    ===========   ===========

CHANGES IN UNITS:
   Beginning units ............................          --    --      4,165,438     4,715,758
                                                  ---------   ---    -----------   -----------
   Units purchased ............................     604,094    --      1,133,080    34,729,482
   Units redeemed .............................    (265,488)   --     (2,138,905)  (33,535,420)
                                                  ---------   ---    -----------   -----------
   Ending units ...............................     338,606    --      3,159,613     5,909,820
                                                  =========   ===    ===========   ===========

NATIONWIDE VARIABLE ACCOUNT-9
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Six Month Periods Ended June 30, 2004 and 2003
(UNAUDITED)

                                                     VEWrldHAsR1             VEWrldHAs
                                                  -----------------   -----------------------
                                                     2004      2003      2004         2003
                                                  ----------   ----   ----------   ----------
Investment activity:
   Net investment income (loss) ...............   $   (3,862)   --       (49,486)      (8,742)
   Realized gain (loss) on investments ........      (21,934)   --     3,805,989      650,809
   Change in unrealized gain (loss)
      on investments ..........................      153,371    --    (3,377,759)     157,336
   Reinvested capital gains ...................           --    --            --           --
                                                  ----------   ---    ----------   ----------
      Net increase (decrease) in contract
         owners' equity resulting from
         operations ...........................      127,575    --       378,744      799,403
                                                  ----------   ---    ----------   ----------

Equity transactions:
   Purchase payments received from
      contract owners (note 3) ................       65,310    --       431,640      219,004
   Transfers between funds ....................    3,005,693    --    (8,176,890)  (1,129,047)
   Redemptions (note 3) .......................      (31,104)   --    (1,261,524)  (1,262,163)
   Annuity benefits ...........................           --    --          (459)        (211)
   Annual contract maintenance charges
      (note 2) ................................           --    --          (123)        (122)
   Contingent deferred sales charges
      (note 2) ................................         (366)   --       (19,243)     (22,582)
   Adjustments to maintain reserves ...........           --    --         4,748       (7,852)
                                                  ----------   ---    ----------   ----------
         Net equity transactions ..............    3,039,533    --    (9,021,851)  (2,202,973)
                                                  ----------   ---    ----------   ----------

Net change in contract owners' equity .........    3,167,108    --    (8,643,107)  (1,403,570)
Contract owners' equity beginning of period ...           --    --    36,051,807   17,173,994
                                                  ----------   ---    ----------   ----------
Contract owners' equity end of period .........   $3,167,108    --    27,408,700   15,770,424
                                                  ==========   ===    ==========   ==========

CHANGES IN UNITS:
   Beginning units ............................           --    --     2,984,906    2,012,923
                                                  ----------   ---    ----------   ----------
   Units purchased ............................      381,363    --     1,583,375    2,949,070
   Units redeemed .............................      (77,793)   --    (2,341,154)  (3,184,074)
                                                  ----------   ---    ----------   ----------
   Ending units ...............................      303,570    --     2,227,127    1,777,919
                                                  ==========   ===    ==========   ==========

                                                           VKCom2                  VKEmGr2
                                                  -----------------------   ---------------------
                                                     2004         2003         2004        2003
                                                  ----------   ----------   ---------   ---------
Investment activity:
   Net investment income (loss) ...............      (26,415)     (10,415)    (25,750)    (14,312)
   Realized gain (loss) on investments ........       89,064        7,218      16,872        (718)
   Change in unrealized gain (loss)
      on investments ..........................      567,704    1,177,767      44,859     219,019
   Reinvested capital gains ...................           --           --          --          --
                                                  ----------   ----------   ---------   ---------
      Net increase (decrease) in contract
         owners' equity resulting from
         operations ...........................      630,353    1,174,570      35,981     203,989
                                                  ----------   ----------   ---------   ---------

Equity transactions:
   Purchase payments received from
      contract owners (note 3) ................      586,129    6,060,355     123,999   1,036,174
   Transfers between funds ....................      468,318      284,123     (29,010)     24,414
   Redemptions (note 3) .......................     (236,323)    (168,163)    (70,768)    (46,664)
   Annuity benefits ...........................           --           --          --          --
   Annual contract maintenance charges
      (note 2) ................................           --           --          --          --
   Contingent deferred sales charges
      (note 2) ................................       (5,627)      (3,307)     (2,421)       (836)
   Adjustments to maintain reserves ...........           50         (246)        (40)        (59)
                                                  ----------   ----------   ---------   ---------
         Net equity transactions ..............      812,547    6,172,762      21,760   1,013,029
                                                  ----------   ----------   ---------   ---------

Net change in contract owners' equity .........    1,442,900    7,347,332      57,741   1,217,018
Contract owners' equity beginning of period ...   15,774,769    4,601,870   2,720,109     900,847
                                                  ----------   ----------   ---------   ---------
Contract owners' equity end of period .........   17,217,669   11,949,202   2,777,850   2,117,865
                                                  ==========   ==========   =========   =========

CHANGES IN UNITS:
   Beginning units ............................    1,531,792      573,556     301,195     124,303
                                                  ----------   ----------   ---------   ---------
   Units purchased ............................      124,688      801,240      17,424     144,587
   Units redeemed .............................      (47,612)     (45,448)    (14,988)     (8,436)
                                                  ----------   ----------   ---------   ---------
   Ending units ...............................    1,608,868    1,329,348     303,631     260,454
                                                  ==========   ==========   =========   =========

                                                                     (Continued)

NATIONWIDE VARIABLE ACCOUNT-9
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Six Month Periods Ended June 30, 2004 and 2003
(UNAUDITED)

                                                      VKCorPlus2               VKEmMkt
                                                  -----------------   ------------------------
                                                    2004      2003        2004         2003
                                                  --------   ------   -----------   ----------
Investment activity:
   Net investment income (loss) ...............   $ (2,037)    (150)     (344,040)    (290,031)
   Realized gain (loss) on investments ........      2,645        1     2,796,693    1,868,370
   Change in unrealized gain (loss)
      on investments ..........................     (2,954)      54    (4,837,200)   5,797,348
   Reinvested capital gains ...................         --       --            --           --
                                                  --------   ------    ----------   ----------
      Net increase (decrease) in contract
         owners' equity resulting from
         operations ...........................     (2,346)     (95)   (2,384,547)   7,375,687
                                                  --------   ------    ----------   ----------

Equity transactions:
   Purchase payments received from
      contract owners (note 3) ................     25,195   81,107     1,334,577    3,903,936
   Transfers between funds ....................    128,940       --   (13,779,481)    (502,295)
   Redemptions (note 3) .......................     (7,952)      --    (3,792,096)  (2,603,330)
   Annuity benefits ...........................         --       --        (5,824)      (2,990)
   Annual contract maintenance charges
      (note 2) ................................         --       --          (562)        (517)
   Contingent deferred sales charges
      (note 2) ................................        (19)      --       (40,167)     (49,449)
   Adjustments to maintain reserves ...........         (2)       1        11,996        3,906
                                                  --------   ------    ----------   ----------
         Net equity transactions ..............    146,162   81,108   (16,271,557)     749,261
                                                  --------   ------    ----------   ----------

Net change in contract owners' equity .........    143,816   81,013   (18,656,104)   8,124,948
Contract owners' equity beginning
   of period ..................................    150,667       --    63,652,068   45,150,207
                                                  --------   ------    ----------   ----------
Contract owners' equity end of period .........   $294,483   81,013    44,995,964   53,275,155
                                                  ========   ======    ==========   ==========

CHANGES IN UNITS:
   Beginning units ............................     14,916       --     3,277,139    2,957,540
                                                  --------   ------    ----------   ----------
   Units purchased ............................     27,410    8,074     1,017,828    3,924,446
   Units redeemed .............................    (13,127)      --    (1,831,421)  (3,843,051)
                                                  --------   ------    ----------   ----------
   Ending units ...............................     29,199    8,074     2,463,546    3,038,935
                                                  ========   ======    ==========   ==========

                                                          VKMidCapG                VKUSRealEst
                                                  -----------------------   -------------------------
                                                     2004         2003          2004          2003
                                                  ----------   ----------   -----------   -----------
Investment activity:
   Net investment income (loss) ...............     (136,177)     (77,952)   (1,454,400)     (976,450)
   Realized gain (loss) on investments ........       87,967   (1,399,246)    6,803,401    (7,470,278)
   Change in unrealized gain (loss)
      on investments ..........................    1,491,017    3,501,966     8,188,020    28,639,156
   Reinvested capital gains ...................           --           --            --            --
                                                  ----------   ----------   -----------   -----------
      Net increase (decrease) in contract
         owners' equity resulting from
         operations ...........................    1,442,807    2,024,768    13,537,021    20,192,428
                                                  ----------   ----------   -----------   -----------

Equity transactions:
   Purchase payments received from
      contract owners (note 3) ................      451,872      306,891     7,170,276    13,112,671
   Transfers between funds ....................    3,057,519      490,584    (2,596,688)   (3,999,588)
   Redemptions (note 3) .......................   (1,566,944)    (542,266)   (9,426,508)   (7,621,867)
   Annuity benefits ...........................       (2,435)      (1,726)      (25,744)      (16,682)
   Annual contract maintenance charges
      (note 2) ................................         (374)        (383)       (1,608)       (1,472)
   Contingent deferred sales charges
      (note 2) ................................      (18,583)     (15,234)     (177,176)     (147,956)
   Adjustments to maintain reserves ...........        3,967       (9,825)       79,822      (703,701)
                                                  ----------   ----------   -----------   -----------
         Net equity transactions ..............    1,925,022      228,041    (4,977,626)      621,405
                                                  ----------   ----------   -----------   -----------

Net change in contract owners' equity .........    3,367,829    2,252,809     8,559,395    20,813,833
Contract owners' equity beginning
   of period ..................................   20,266,992   11,046,775   230,750,828   157,098,309
                                                  ----------   ----------   -----------   -----------
Contract owners' equity end of period .........   23,634,821   13,299,584   239,310,223   177,912,142
                                                  ==========   ==========   ===========   ===========

CHANGES IN UNITS:
   Beginning units ............................    3,202,235    2,485,863    13,455,607    12,444,223
                                                  ----------   ----------   -----------   -----------
   Units purchased ............................    1,152,301      926,150     3,086,000     7,271,435
   Units redeemed .............................     (815,181)    (863,779)   (3,417,448)   (7,257,700)
                                                  ----------   ----------   -----------   -----------
   Ending units ...............................    3,539,355    2,548,234    13,124,159    12,457,958
                                                  ==========   ==========   ===========   ===========

NATIONWIDE VARIABLE ACCOUNT-9
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Six Month Periods Ended June 30, 2004 and 2003
(UNAUDITED)

                                                          VicDivrStk                VicInvQBd
                                                  ------------------------   ---------------------
                                                      2004         2003         2004        2003
                                                  -----------   ----------   ---------   ---------
Investment activity:
   Net investment income (loss) ...............   $  (126,355)     (75,035)     42,528      19,386
   Realized gain (loss) on investments ........        22,628     (171,480)      1,347       2,511
   Change in unrealized gain (loss)
      on investments ..........................       688,495    2,217,011     (44,242)     21,254
   Reinvested capital gains ...................            --           --     (23,268)         --
                                                  -----------   ----------   ---------   ---------
      Net increase (decrease) in contract
         owners' equity resulting from
         operations ...........................       584,768    1,970,496     (23,635)     43,151
                                                  -----------   ----------   ---------   ---------

Equity transactions:
   Purchase payments received from
      contract owners (note 3) ................       316,468      396,607          --      23,897
   Transfers between funds ....................      (366,736)    (158,757)         --      10,767
   Redemptions (note 3) .......................    (1,060,553)    (463,913)    (41,469)    (28,324)
   Annuity benefits ...........................            --           --          --          --
   Annual contract maintenance charges
      (note 2) ................................            --           --          --          --
   Contingent deferred sales charges
      (note 2) ................................       (16,572)      (9,689)       (302)       (211)
   Adjustments to maintain reserves ...........         6,623       (7,589)          7          --
                                                  -----------   ----------   ---------   ---------
         Net equity transactions ..............    (1,120,770)    (243,341)    (41,764)      6,129
                                                  -----------   ----------   ---------   ---------

Net change in contract owners' equity .........      (536,002)   1,727,155     (65,399)     49,280
Contract owners' equity beginning
   of period ..................................    20,110,905   15,412,266   2,105,876   2,241,820
                                                  -----------   ----------   ---------   ---------
Contract owners' equity end of period .........   $19,574,903   17,139,421   2,040,477   2,291,100
                                                  ===========   ==========   =========   =========

CHANGES IN UNITS:
   Beginning units ............................     2,057,002    2,099,385     165,051     176,741
                                                  -----------   ----------   ---------   ---------
   Units purchased ............................        60,577       70,668          --       2,792
   Units redeemed .............................      (176,571)    (102,399)     (3,424)     (2,285)
                                                  -----------   ----------   ---------   ---------
   Ending units ...............................     1,941,008    2,067,654     161,627     177,248
                                                  ===========   ==========   =========   =========

                                                        VicSmCoOpp                 WRAsStrat
                                                  ---------------------   ------------------------
                                                     2004        2003         2004         2003
                                                  ---------   ---------   -----------   ----------
Investment activity:
   Net investment income (loss) ...............     (12,487)     (8,832)     (824,214)    (598,068)
   Realized gain (loss) on investments ........      20,118       2,369        47,280       (5,880)
   Change in unrealized gain (loss)
      on investments ..........................     352,571     295,876      (290,155)   3,265,659
   Reinvested capital gains ...................          --          --            --           --
                                                  ---------   ---------   -----------   ----------
      Net increase (decrease) in contract
         owners' equity resulting from
         operations ...........................     360,202     289,413    (1,067,089)   2,661,711
                                                  ---------   ---------   -----------   ----------

Equity transactions:
   Purchase payments received from
      contract owners (note 3) ................         427      29,209    11,224,184   18,076,458
   Transfers between funds ....................     (49,177)    (11,525)    1,705,308    1,718,600
   Redemptions (note 3) .......................     (22,548)    (44,869)   (3,253,917)  (2,236,365)
   Annuity benefits ...........................          --          --            --           --
   Annual contract maintenance charges
      (note 2) ................................          --          --            --           --
   Contingent deferred sales charges
      (note 2) ................................        (843)     (1,001)      (96,454)     (86,840)
   Adjustments to maintain reserves ...........         472        (259)       24,340       12,221
                                                  ---------   ---------   -----------   ----------
         Net equity transactions ..............     (71,669)    (28,445)    9,603,461   17,484,074
                                                  ---------   ---------   -----------   ----------

Net change in contract owners' equity .........     288,533     260,968     8,536,372   20,145,785
Contract owners' equity beginning
   of period ..................................   3,223,756   2,558,829   118,673,742   79,519,856
                                                  ---------   ---------   -----------   ----------
Contract owners' equity end of period .........   3,512,289   2,819,797   127,210,114   99,665,641
                                                  =========   =========   ===========   ==========

CHANGES IN UNITS:
   Beginning units ............................     239,791     246,933    11,476,467    8,461,395
                                                  ---------   ---------   -----------   ----------
   Units purchased ............................         238       3,172     1,569,768    2,511,619
   Units redeemed .............................      (5,585)     (6,007)     (648,866)    (649,817)
                                                  ---------   ---------   -----------   ----------
   Ending units ...............................     234,444     244,098    12,397,369   10,323,197
                                                  =========   =========   ===========   ==========

                                                                     (Continued)

NATIONWIDE VARIABLE ACCOUNT-9
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Six Month Periods Ended June 30, 2004 and 2003
(UNAUDITED)

                                                            WRBal                      WRBnd
                                                  ------------------------   -------------------------
                                                      2004         2003          2004          2003
                                                  -----------   ----------   -----------   -----------
Investment activity:
   Net investment income (loss) ...............   $  (616,704)    (408,519)     (683,679)     (724,333)
   Realized gain (loss) on investments ........        50,888      (93,819)      258,491       504,692
   Change in unrealized gain (loss)
      on investments ..........................     2,348,156    4,851,362      (303,399)    3,558,882
   Reinvested capital gains ...................            --           --            --            --
                                                  -----------   ----------   -----------   -----------
      Net increase (decrease) in contract
         owners' equity resulting from
         operations ...........................     1,782,340    4,349,024      (728,587)    3,339,241
                                                  -----------   ----------   -----------   -----------

Equity transactions:
   Purchase payments received from
      contract owners (note 3) ................    10,237,474    7,378,844     5,816,108    14,106,057
   Transfers between funds ....................     1,607,558      401,541    (4,934,070)   (3,274,063)
   Redemptions (note 3) .......................    (3,183,934)  (1,560,470)   (4,342,350)   (3,031,943)
   Annuity benefits ...........................            --           --            --            --
   Annual contract maintenance charges
      (note 2) ................................            --           --            --            --
   Contingent deferred sales charges
      (note 2) ................................       (82,049)     (31,924)     (101,848)      (92,540)
   Adjustments to maintain reserves ...........        24,752        1,995        24,590        24,873
                                                  -----------   ----------   -----------   -----------
         Net equity transactions ..............     8,603,801    6,189,986    (3,537,570)    7,732,384
                                                  -----------   ----------   -----------   -----------

Net change in contract owners' equity .........    10,386,141   10,539,010    (4,266,157)   11,071,625
Contract owners' equity beginning
   of period ..................................    88,346,309   58,373,099   105,941,161   100,850,579
                                                  -----------   ----------   -----------   -----------
Contract owners' equity end of period .........   $98,732,450   68,912,109   101,675,004   111,922,204
                                                  ===========   ==========   ===========   ===========

CHANGES IN UNITS:
   Beginning units ............................     8,746,952    6,794,609     8,824,865     8,643,298
                                                  -----------   ----------   -----------   -----------
   Units purchased ............................     1,361,360    1,047,870       725,562     1,925,052
   Units redeemed .............................      (518,632)    (343,983)   (1,024,007)   (1,261,226)
                                                  -----------   ----------   -----------   -----------
   Ending units ...............................     9,589,680    7,498,496     8,526,420     9,307,124
                                                  ===========   ==========   ===========   ===========

                                                           WRCoreEq               WRDivInc
                                                  -------------------------   ----------------
                                                      2004          2003        2004      2003
                                                  -----------   -----------   ---------   ----
Investment activity:
   Net investment income (loss) ...............    (1,619,418)   (1,286,620)     (1,443)   --
   Realized gain (loss) on investments ........      (650,840)     (799,351)       (240)   --
   Change in unrealized gain (loss)
      on investments ..........................     2,687,561    12,727,373      28,597    --
   Reinvested capital gains ...................            --            --          --    --
                                                  -----------   -----------   ---------   ---
      Net increase (decrease) in contract
         owners' equity resulting from
         operations ...........................       417,303    10,641,402      26,914    --
                                                  -----------   -----------   ---------   ---

Equity transactions:
   Purchase payments received from
      contract owners (note 3) ................    15,413,572    17,601,522     249,064    --
   Transfers between funds ....................    (3,632,778)    2,603,956     987,781    --
   Redemptions (note 3) .......................    (6,967,002)   (5,453,965)       (143)   --
   Annuity benefits ...........................            --            --          --    --
   Annual contract maintenance charges
      (note 2) ................................            --            --          --    --
   Contingent deferred sales charges
      (note 2) ................................      (235,939)     (122,219)         (2)   --
   Adjustments to maintain reserves ...........       (99,618)      (32,761)         22    --
                                                  -----------   -----------   ---------   ---
         Net equity transactions ..............     4,478,235    14,596,533   1,236,722    --
                                                  -----------   -----------   ---------   ---

Net change in contract owners' equity .........     4,895,538    25,237,935   1,263,636    --
Contract owners' equity beginning
   of period ..................................   240,491,705   185,915,974          --    --
                                                  -----------   -----------   ---------   ---
Contract owners' equity end of period .........   245,387,243   211,153,909   1,263,636    --
                                                  ===========   ===========   =========   ===

CHANGES IN UNITS:
   Beginning units ............................    31,339,819    28,039,884          --    --
                                                  -----------   -----------   ---------   ---
   Units purchased ............................     2,596,071     4,141,264     135,692    --
   Units redeemed .............................    (2,015,836)   (1,915,578)     (9,469)   --
                                                  -----------   -----------   ---------   ---
   Ending units ...............................    31,920,054    30,265,570     126,223    --
                                                  ===========   ===========   =========   ===

NATIONWIDE VARIABLE ACCOUNT-9
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Six Month Periods Ended June 30, 2004 and 2003
(UNAUDITED)

                                                           WRGrowth                    WRHiInc
                                                  --------------------------   -----------------------
                                                      2004           2003         2004         2003
                                                  ------------   -----------   ----------   ----------
Investment activity:
   Net investment income (loss) ...............   $ (2,110,850)   (1,342,359)    (486,373)    (350,493)
   Realized gain (loss) on investments ........       (467,104)     (262,653)    (211,594)    (680,470)
   Change in unrealized gain (loss)
      on investments ..........................      4,182,456    18,301,410    1,317,069    6,158,460
   Reinvested capital gains ...................             --            --           --           --
                                                  ------------   -----------   ----------   ----------
      Net increase (decrease) in contract
         owners' equity resulting from
         operations ...........................      1,604,502    16,696,398      619,102    5,127,497
                                                  ------------   -----------   ----------   ----------

Equity transactions:
   Purchase payments received from
      contract owners (note 3) ................     29,553,550    21,898,329    6,637,044    8,372,037
   Transfers between funds ....................     (7,529,452)   11,295,131      495,416     (988,324)
   Redemptions (note 3) .......................     (8,542,096)   (4,897,344)  (1,890,437)  (1,660,957)
   Annuity benefits ...........................             --            --           --           --
   Annual contract maintenance charges
      (note 2) ................................             --            --           --           --
   Contingent deferred sales charges
      (note 2) ................................       (268,036)     (124,452)     (53,347)     (31,603)
   Adjustments to maintain reserves ...........       (248,605)      (32,430)      13,318        8,321
                                                  ------------   -----------   ----------   ----------
         Net equity transactions ..............     12,965,361    28,139,234    5,201,994    5,699,474
                                                  ------------   -----------   ----------   ----------

Net change in contract owners' equity .........     14,569,863    44,835,632    5,821,096   10,826,971
Contract owners' equity beginning of period ...    301,609,039   185,008,498   70,865,343   49,233,726
                                                  ------------   -----------   ----------   ----------
Contract owners' equity end of period .........   $316,178,902   229,844,130   76,686,439   60,060,697
                                                  ============   ===========   ==========   ==========

CHANGES IN UNITS:
   Beginning units ............................     37,406,072    27,861,661    5,707,409    4,689,184
                                                  ------------   -----------   ----------   ----------
   Units purchased ............................      4,814,317     5,696,321      874,107    1,212,816
   Units redeemed .............................     (3,290,612)   (1,591,806)    (461,095)    (705,361)
                                                  ------------   -----------   ----------   ----------
   Ending units ...............................     38,929,777    31,966,176    6,120,421    5,196,639
                                                  ============   ===========   ==========   ==========

                                                       WRIntlII                 WRIntl
                                                  ----------------   -----------------------
                                                     2004     2003      2004         2003
                                                  ---------   ----   ----------   ----------
Investment activity:
   Net investment income (loss) ...............      (1,628)   --      (403,494)    (235,496)
   Realized gain (loss) on investments ........          (5)   --      (308,953)  (1,794,066)
   Change in unrealized gain (loss)
      on investments ..........................      52,631    --     1,428,236    3,059,250
   Reinvested capital gains ...................          --    --            --           --
                                                  ---------   ---    ----------   ----------
      Net increase (decrease) in contract
         owners' equity resulting from
         operations ...........................      50,998    --       715,789    1,029,688
                                                  ---------   ---    ----------   ----------

Equity transactions:
   Purchase payments received from
      contract owners (note 3) ................     161,980    --     5,912,397    3,336,703
   Transfers between funds ....................     957,257    --       125,000   (1,582,396)
   Redemptions (note 3) .......................        (191)   --    (1,469,992)    (779,179)
   Annuity benefits ...........................          --    --            --           --
   Annual contract maintenance charges
      (note 2) ................................          --    --            --           --
   Contingent deferred sales charges
      (note 2) ................................          (1)   --       (49,915)     (27,771)
   Adjustments to maintain reserves ...........          22    --       135,172       (5,541)
                                                  ---------   ---    ----------   ----------
         Net equity transactions ..............   1,119,067    --     4,652,662      941,816
                                                  ---------   ---    ----------   ----------

Net change in contract owners' equity .........   1,170,065    --     5,368,451    1,971,504
Contract owners' equity beginning of period ...          --    --    55,194,400   35,568,274
                                                  ---------   ---    ----------   ----------
Contract owners' equity end of period .........   1,170,065    --    60,562,851   37,539,778
                                                  =========   ===    ==========   ==========

CHANGES IN UNITS:
   Beginning units ............................          --    --     7,134,038    5,665,413
                                                  ---------   ---    ----------   ----------
   Units purchased ............................     110,872    --     1,167,138      958,938
   Units redeemed .............................         (45)   --      (585,116)    (828,489)
                                                  ---------   ---    ----------   ----------
   Ending units ...............................     110,827    --     7,716,060    5,795,862
                                                  =========   ===    ==========   ==========

                                                                     (Continued)

NATIONWIDE VARIABLE ACCOUNT-9
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Six Month Periods Ended June 30, 2004 and 2003
(UNAUDITED)

                                                           WRLTBond             WRMicCpGr
                                                  ------------------------   --------------
                                                      2004         2003        2004    2003
                                                  -----------   ----------   -------   ----
Investment activity:
   Net investment income (loss) ...............   $  (288,705)    (226,284)     (713)   --
   Realized gain (loss) on investments ........        91,511       43,792        (3)   --
   Change in unrealized gain (loss)
      on investments ..........................      (149,705)     883,627    10,708    --
   Reinvested capital gains ...................            --           --        --    --
                                                  -----------   ----------   -------   ---
      Net increase (decrease) in contract
         owners' equity resulting from
         operations ...........................      (346,899)     701,135     9,992    --
                                                  -----------   ----------   -------   ---

Equity transactions:
   Purchase payments received from
      contract owners (note 3) ................     3,279,100    8,246,622   163,409    --
   Transfers between funds ....................      (416,137)  11,385,928   365,224    --
   Redemptions (note 3) .......................    (1,938,213)  (1,257,763)      (23)   --
   Annuity benefits ...........................            --           --        --    --
   Annual contract maintenance charges
      (note 2) ................................            --           --        --    --
   Contingent deferred sales charges
      (note 2) ................................       (66,126)     (42,916)       (1)   --
   Adjustments to maintain reserves ...........       (14,162)       5,415        (7)   --
                                                  -----------   ----------   -------   ---
         Net equity transactions ..............       844,462   18,337,286   528,602    --
                                                  -----------   ----------   -------   ---

Net change in contract owners' equity .........       497,563   19,038,421   538,594    --
Contract owners' equity beginning of period ...    43,351,583   22,241,784        --    --
                                                  -----------   ----------   -------   ---
Contract owners' equity end of period .........   $43,849,146   41,280,205   538,594    --
                                                  ===========   ==========   =======   ===

CHANGES IN UNITS:
   Beginning units ............................     3,743,944    1,955,961        --    --
                                                  -----------   ----------   -------   ---
   Units purchased ............................       713,737    1,994,205    55,154    --
   Units redeemed .............................      (642,270)    (393,396)     (534)   --
                                                  -----------   ----------   -------   ---
   Ending units ...............................     3,815,411    3,556,770    54,620    --
                                                  ===========   ==========   =======   ===

                                                            WRMMkt                  WRSciTech
                                                  -----------------------   ------------------------
                                                      2004        2003          2004         2003
                                                  ----------   ----------   -----------   ----------
Investment activity:
   Net investment income (loss) ...............     (109,282)    (149,769)     (692,207)    (381,643)
   Realized gain (loss) on investments ........           --           --        85,326     (199,508)
   Change in unrealized gain (loss)
      on investments ..........................           --           --     5,652,129    4,751,211
   Reinvested capital gains ...................           --           --            --           --
                                                  ----------   ----------   -----------   ----------
      Net increase (decrease) in contract
         owners' equity resulting from
         operations ...........................     (109,282)    (149,769)    5,045,248    4,170,060
                                                  ----------   ----------   -----------   ----------

Equity transactions:
   Purchase payments received from
      contract owners (note 3) ................    5,030,564   15,705,224    11,064,182    8,840,094
   Transfers between funds ....................   (2,252,247)  (8,162,165)    1,705,766     (450,561)
   Redemptions (note 3) .......................   (1,880,185)  (5,656,766)   (2,450,263)    (949,410)
   Annuity benefits ...........................           --           --            --           --
   Annual contract maintenance charges
      (note 2) ................................           --           --            --           --
   Contingent deferred sales charges
      (note 2) ................................      (39,060)    (110,272)      (99,376)     (31,596)
   Adjustments to maintain reserves ...........        3,882       16,312        38,734       (8,671)
                                                  ----------   ----------   -----------   ----------
         Net equity transactions ..............      862,954    1,792,333    10,259,043    7,399,856
                                                  ----------   ----------   -----------   ----------

Net change in contract owners' equity .........      753,672    1,642,564    15,304,291   11,569,916
Contract owners' equity beginning of period ...   27,477,578   34,463,317    92,939,816   53,064,578
                                                  ----------   ----------   -----------   ----------
Contract owners' equity end of period .........   28,231,250   36,105,881   108,244,107   64,634,494
                                                  ==========   ==========   ===========   ==========

CHANGES IN UNITS:
   Beginning units ............................    2,707,827    3,366,596    11,425,184    8,398,696
                                                  ----------   ----------   -----------   ----------
   Units purchased ............................    2,195,587    2,874,490     1,884,462    1,714,003
   Units redeemed .............................   (2,109,396)  (2,698,618)     (689,951)    (567,248)
                                                  ----------   ----------   -----------   ----------
   Ending units ...............................    2,794,018    3,542,468    12,619,695    9,545,451
                                                  ==========   ==========   ===========   ==========

NATIONWIDE VARIABLE ACCOUNT-9
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Six Month Periods Ended June 30, 2004 and 2003
(UNAUDITED)

                                                            WRSmCap                WRSmCpVal               WRValue
                                                  --------------------------   ----------------   ------------------------
                                                      2004           2003         2004     2003       2004         2003
                                                  ------------   -----------   ---------   ----   -----------   ----------
Investment activity:
   Net investment income (loss) ...............   $   (992,718)     (592,794)      (768)    --       (790,602)    (416,232)
   Realized gain (loss) on investments ........        315,662    (1,862,828)         1     --        117,576     (374,425)
   Change in unrealized gain (loss)
      on investments ..........................      7,326,360    14,346,283     35,651     --      5,347,796    5,298,594
   Reinvested capital gains ...................             --            --         --     --             --           --
                                                  ------------   -----------    -------    ---    -----------   ----------
      Net increase (decrease) in contract
         owners' equity resulting from
         operations ...........................      6,649,304    11,890,661     34,884     --      4,674,770    4,507,937
                                                  ------------   -----------    -------    ---    -----------   ----------

Equity transactions:
   Purchase payments received from
      contract owners (note 3) ................     13,140,172    10,379,229    133,031     --     13,594,642   10,218,920
   Transfers between funds ....................      6,301,444   (11,413,455)   544,002     --      3,969,930   (1,534,194)
   Redemptions (note 3) .......................     (4,112,690)   (1,852,644)      (824)    --     (2,755,261)  (1,049,625)
   Annuity benefits ...........................             --            --         --     --             --           --
   Annual contract maintenance charges
      (note 2) ................................             --            --         --     --             --           --
   Contingent deferred sales charges
      (note 2) ................................       (151,551)      (43,441)        (2)    --        (83,702)     (23,980)
   Adjustments to maintain reserves ...........        360,817        (6,487)         4     --        321,150         (968)
                                                  ------------   -----------    -------    ---    -----------   ----------
         Net equity transactions ..............     15,538,192    (2,936,798)   676,211     --     15,046,759    7,610,153
                                                  ------------   -----------    -------    ---    -----------   ----------

Net change in contract owners' equity .........     22,187,496     8,953,863    711,095     --     19,721,529   12,118,090
Contract owners' equity beginning of period ...    132,974,855    88,746,066         --     --    106,447,898   58,308,075
                                                  ------------   -----------    -------    ---    -----------   ----------
Contract owners' equity end of period .........   $155,162,351    97,699,929    711,095     --    126,169,427   70,426,165
                                                  ============   ===========    =======    ===    ===========   ==========

CHANGES IN UNITS:
   Beginning units ............................     13,190,389    11,801,501         --     --      9,899,433    6,694,479
                                                  ------------   -----------    -------    ---    -----------   ----------
   Units purchased ............................      2,380,397     2,049,700     64,913     --      1,949,316    1,455,987
   Units redeemed .............................       (908,593)   (2,589,599)       (81)    --       (584,038)    (599,397)
                                                  ------------   -----------    -------    ---    -----------   ----------
   Ending units ...............................     14,662,193    11,261,602     64,832     --     11,264,711    7,551,069
                                                  ============   ===========    =======    ===    ===========   ==========

See accompanying notes to financial statements.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                          NATIONWIDE VARIABLE ACCOUNT-9

                          NOTES TO FINANCIAL STATEMENTS

                             June 30, 2004 and 2003
                                   (UNAUDITED)

(1)  Background and Summary of Significant Accounting Policies

     (a)  Organization and Nature of Operations

          The Nationwide Variable Account-9 (the Account) was established pursuant to a resolution of the Board of Directors of Nationwide Life Insurance Company (the Company) on May 22, 1997. The Account is registered as a unit investment trust under the Investment Company Act of 1940.

          On July 1, 1999, the Company (Depositor) transferred to the Account, 100,000 shares of the Victory VIF - Diversified Stock Fund Class A Shares, 100,000 shares of the Victory VIF - Investment Quality Bond Fund Class A Shares and 100,000 shares of the Victory VIF - Small Company Opportunity Fund Class A Shares, for which the Account was credited with 100,000 units of the Victory VIF - Diversified Stock Fund Class A Shares, 100,000 units of the Victory VIF - Investment Quality Bond Fund Class A Shares and 100,000 units of the Victory VIF
          - Small Company Opportunity Fund Class A Shares.

          On August 20, 2001, the Depositor transferred to the Account, 50,000 shares of the First Horizon Capital Appreciation Portfolio and 50,000 shares of the First Horizon Growth & Income Portfolio, for which the Account was credited 50,000 units of the First Horizon Capital Appreciation Portfolio and 50,000 units of the First Horizon Growth & Income Portfolio.

          The Company offers tax qualified and non-tax qualified Modified Single Premium Deferred Variable Annuity Contracts through the Account. The primary distribution for the contracts is through the brokerage community; however, other distributors are utilized.

          Reinsurance - Effective July 1, 2000, the Company entered into a reinsurance agreement with Security Benefit Life Insurance Company
          (SBL) to sell, transfer and cede on an indemnity basis all of its obligations in connection with annuity contracts issued pursuant to the NEA Valuebuilder Annuity Program (Program). Under the agreement, the Company continued to provide administrative and support services for contracts issued under the Program until September 2001. Thereafter, SBL assumed full responsibility for servicing the contracts and receives all fees and charges of the contracts. The Company is paid a Supplemental Capital Charge by SBL to meet the capital needs of the reinsured contracts. The ceding of risk does not discharge the Company from its primary obligation, including regulatory record keeping and reporting, to the contract owners of the Account.

     (b)  The Contracts

          Only contracts without a front-end sales charge, but with a contingent deferred sales charge and certain other fees are offered for purchase. See note 2 for a discussion of contract expenses.

          With certain exceptions, contract owners in either the accumulation or the payout phase may invest in the following:

               Portfolios of the AIM Variable Insurance Funds, Inc. (AIM VIF);
                  AIM VIF - Balanced Fund - Series I Shares (AIMBal)
                  AIM VIF - Basic Value Fund - Series II Shares (AIMBValue2) AIM VIF - Blue Chip - Series I Shares (AIMBlueCh)
                  AIM VIF - Capital Appreciation Fund - Series I Shares
                     (AIMCapAp)
                  AIM VIF - Capital Appreciation Fund - Series II Shares
                     (AIMCapAp2)
                  AIM VIF - Capital Development Fund - Series II Shares
                     (AIMCapDev2)
                  AIM VIF - Core Equity Fund - Series I Shares (AIMCoreEq)
                  AIM VIF - International Growth Fund - Series I Shares
                     (AIMIntGr)*
                  AIM VIF - Premier Equity Fund - Series I Shares (AIMPreEq) AIM VIF - Premier Equity Fund - Series II Shares (AIMPreEq2)

         NATIONWIDE VARIABLE ACCOUNT-9 (NOTES TO FINANCIAL STATEMENTS)

               Portfolios of the AllianceBernstein Variable Products Series
                  Fund, Inc. (Alliance VPSF);
                  Alliance VPSF - AllianceBernstein Growth & Income
                     Portfolio - Class B (AlGrIncB)
                  Alliance VPSF - AllianceBernstein Premier Growth
                     Portfolio - Class B (AlPremGrB)
                  Alliance VPSF - AllianceBernstein Small Cap Value
                     Portfolio - Class B (AISmCapValB)

               Portfolios of the American Century Variable Portfolios,
                  Inc. (American Century VP);
                  American Century VP - Income & Growth Fund - Class I
                     (ACVPIncGr)
                  American Century VP - Income & Growth Fund - Class II
                     (ACVPIncGr2)
                  American Century VP - Inflation Protection Fund - Class II
                     (ACVPInflaPro)
                  American Century VP - International Fund - Class I (ACVPInt) American Century VP - International Fund - Class III
                     (ACVPInt3)
                  American Century VP - Ultra(R) Fund - Class I (ACVPUltra) American Century VP - Ultra(R) Fund - Class II (ACVPUltra2) American Century VP - Value Fund - Class I (ACVPVal) American Century VP - Value Fund - Class II (ACVPVal2)

               Portfolios of the BB&T Variable Insurance Funds (BB&T VIF);
                  BB&T VIF - Capital Manager Equity Fund (BBTCapMgr)
                     (formerly BB&T VIF - Capital Appreciation Fund)
                  BB&T VIF - Large Cap Value Fund (BBTLgCapV)
                     (formerly BB&T VIF - Growth and Income Fund)
                  BB&T VIF - Large Company Growth Fund (BBTLgCoGr)
                  BB&T VIF - Mid Cap Growth Fund (BBTMdCapGr)
                     (formerly BB&T VIF - Capital Manager Aggressive
                     Growth Fund)

               Portfolios of the Credit Suisse Trust;
                  Credit Suisse Trust - Global Post-Venture Capital Portfolio
                     (CSGPVen)
                  Credit Suisse Trust - International Focus Portfolio (CSIntFoc) Credit Suisse Trust - Large Cap Value Portfolio (CSLCapV)

               Dreyfus Emerging Leaders Fund - Service Shares (DryELeadS)

               Portfolio of the Dreyfus Investment Portfolios (Dreyfus IP);
                  Dreyfus IP - Small Cap Stock Index Portfolio - Service Class
                     (DrySmCapIxS)

               Dreyfus Socially Responsible Growth Fund, Inc., - Service Shares,
                  The (DrySRGroS)

               Dreyfus Socially Responsible Growth Fund, Inc., The (DrySRGro)

               Dreyfus Stock Index Fund, Inc. - Initial Shares (DryStkIx)

               Portfolios of the Dreyfus Variable Investment Fund (Dreyfus VIF);
                  Dreyfus VIF - Appreciation Portfolio - Initial Shares
                     (DryVIFApp)
                  Dreyfus VIF - Appreciation Portfolio - Service Shares
                     (DryVIFAppS)
                  Dreyfus VIF - Developing Leaders Portfolio - Initial Shares
                     (DryVIFDevLd)
                  Dreyfus VIF - International Value Portfolio - Initial Shares
                     (DryVIFIntVal)

               Portfolios of the Evergreen Variable Annuity Funds
                  (Evergreen VAF);
                  Evergreen VAF - Evergreen VA Blue Chip Fund (EvBlCh)* Evergreen VAF - Evergreen VA Capital Growth Fund (EvCapG)* Evergreen VAF - Evergreen VA Equity Index Fund (EvEqIx)* Evergreen VAF - Evergreen VA Foundation Fund (EvFound)* Evergreen VAF - Evergreen VA Fund (EvFund)*
                  Evergreen VAF - Evergreen VA Global Leaders Fund (EvGloLead)* Evergreen VAF - Evergreen VA Growth And Income Fund (EvGrInc)* Evergreen VAF - Evergreen VA International Growth Fund
                     (EvIntGr)*
                  Evergreen VAF - Evergreen VA Masters Fund (EvMasters)* Evergreen VAF - Evergreen VA Omega Fund (EvOmega)*
                  Evergreen VAF - Evergreen VA Small Cap Value Fund (EvSmCapV)* Evergreen VAF - Evergreen VA Special Equity Fund (EvSpEq)* Evergreen VAF - Evergreen VA Strategic Income Fund
                     (EvStratInc)*

                                                                     (Continued)

    NATIONWIDE VARIABLE ACCOUNT-9 (NOTES TO FINANCIAL STATEMENTS, Continued)

               Portfolios of the Federated Insurance Series (Federated IS);
                  Federated IS - American Leaders Fund II - Service Shares
                     (FedAmLeadS)
                  Federated IS - Capital Appreciation Fund II - Service Shares
                     (FedCapApS)
                  Federated IS - High Income Bond Fund II - Service Shares
                     (FedHiIncS)
                  Federated IS - Quality Bond Fund II - Primary Shares
                     (FedQualBd)
                  Federated IS - Quality Bond Fund II - Service Shares
                     (FedQualBdS)

               Portfolios of the Fidelity(R) Variable Insurance Products Fund
                  (Fidelity(R) VIP);
                  Fidelity(R) VIP - Equity-Income Portfolio - Service Class
                     (FidVIPEIS)
                  Fidelity(R) VIP - Equity-Income Portfolio - Service Class 2
                     (FidVIPEI2)
                  Fidelity(R) VIP - Growth Portfolio - Service Class (FidVIPGrS) Fidelity(R) VIP - Growth Portfolio - Service Class 2
                     (FidVIPGr2)
                  Fidelity(R) VIP - High Income Portfolio - Service Class
                     (FidVIPHIS)
                  Fidelity(R) VIP - Overseas Portfolio - Service Class
                     (FidVIPOvS)
                  Fidelity(R) VIP - Overseas Portfolio - Service Class 2 R
                     (FidVIPOvS2R)
                  Fidelity(R) VIP - Overseas Portfolio - Service Class R
                     (FidVIPOvSR)

               Portfolios of the Fidelity(R) Variable Insurance Products
                  Fund II (Fidelity(R) VIP II);
                  Fidelity(R) VIP II - Contrafund(R) Portfolio - Service Class
                     (FidVIPConS)
                  Fidelity(R) VIP II - Contrafund(R) Portfolio - Service
                     Class 2 (FidVIPCon2)
                  Fidelity(R) VIP II - Investment Grade Bond Portfolio:
                     Service Class (FidVIPIGBdS)

               Portfolios of the Fidelity(R) Variable Insurance Products
                  Fund III (Fidelity(R) VIP III);
                  Fidelity(R) VIP III - Growth Opportunities Portfolio -
                     Service Class (FidVIPGrOpS)
                  Fidelity(R) VIP III - Mid Cap Portfolio - Service Class 2
                     (FidVIPMCap2)
                  Fidelity(R) VIP III - Value Strategies Portfolio - Service
                     Class (FidVIPValS)
                 Fidelity(R) VIP III - Value Strategies Portfolio -
                     Service Class 2 (FidVIPValS2)

               First Horizon Capital Appreciation Portfolio (FHCapAp)

               First Horizon Core Equity Portfolio (FHCoreEq)
                  (formerly First Horizon Growth & Income)

               Portfolio of the Franklin Templeton Variable Insurance Products
                  Trust (Franklin Templeton VIP);
                  Franklin Templeton VIP - Franklin Rising Dividends Securities
                     Fund - Class 2 (FrVIPRisDiv2)
                  Franklin Templeton VIP - Franklin Small Cap Value Securities
                     Fund - Class 2 (FrVIPSmCapV2)
                  Franklin Templeton VIP - Templeton Foreign Securities
                     Fund - Class 2 (FrVIPForSec2)
                  Franklin Templeton VIP - Templeton Foreign Securities Fund
                     - Class I (FrVIPForSec)*

               Portfolios of the Gartmore Variable Insurance Trust
                  (Gartmore GVIT);
                  Gartmore GVIT Comstock Value Fund - Class I (GVITCVal) Gartmore GVIT Dreyfus International Value Fund - Class II
                     (GVITIntVal2)
                  Gartmore GVIT Dreyfus International Value Fund - Class III
                     (GVITIntVal3)
                  Gartmore GVIT Dreyfus Mid Cap Index Fund - Class I
                     (GVITDMidCapI)
                  Gartmore GVIT Emerging Markets Fund - Class I (GVITEmMrkts) Gartmore GVIT Emerging Markets Fund - Class III (GVITEmMrkts3) Gartmore GVIT Emerging Markets Fund - Class VI (GVITEmMrkts6) Gartmore GVIT Federated High Income Bond Fund - Class I
                     (GVITFHiInc)
                  Gartmore GVIT Global Financial Services Fund - Class I
                     (GVITGlFin1)
                  Gartmore GVIT Global Financial Services Fund - Class III
                     (GVITGlFin3)
                  Gartmore GVIT Global Health Sciences Fund - Class I
                     (GVITGlHlth)
                  Gartmore GVIT Global Health Sciences Fund - Class III
                     (GVITGlHlth3)
                  Gartmore GVIT Global Technology and Communications Fund
                     - Class I (GVITGlTech)
                  Gartmore GVIT Global Technology and Communications Fund
                     - Class III (GVITGlTech3)
                  Gartmore GVIT Global Utilities Fund - Class I (GVITGlUtl1) Gartmore GVIT Global Utilities Fund - Class III (GVITGlUtl3) Gartmore GVIT Government Bond Fund - Class I (GVITGvtBd) Gartmore GVIT Government Bond Fund - Class II (GVITGvtBd2) Gartmore GVIT Growth Fund - Class I (GVITGrowth)
                  Gartmore GVIT ID Aggressive Fund (GVITIDAgg)

         NATIONWIDE VARIABLE ACCOUNT-9 (NOTES TO FINANCIAL STATEMENTS)

                  Gartmore GVIT ID Conservative Fund (GVITIDCon)
                  Gartmore GVIT ID Moderate Fund (GVITIDMod)
                  Gartmore GVIT ID Moderately Aggressive Fund (GVITIDModAgg) Gartmore GVIT ID Moderately Conservative Fund (GVITIDModCon) Gartmore GVIT International Growth Fund - Class I (GVITIntGro) Gartmore GVIT International Growth Fund - Class III
                     (GVITIntGro3)
                  Gartmore GVIT International Value Fund - Class VI
                     (GVITIntVal6)
                  Gartmore GVIT J.P. Morgan Balanced Fund - Class I (GVITJPBal) Gartmore GVIT Mid Cap Growth Fund - Class I (GVITSMdCpGr) Gartmore GVIT Money Market Fund - Class I (GVITMyMkt)
                  Gartmore GVIT Nationwide(R) Fund - Class I (GVITNWFund) Gartmore GVIT Nationwide(R) Fund - Class II (GVITNWFund2) Gartmore GVIT Nationwide(R) Leaders Fund - Class I (GVITLead) Gartmore GVIT Nationwide(R) Leaders Fund - Class III
                     (GVITLead3)
                  Gartmore GVIT Nationwide(R) Strategic Value Fund - Class I
                     (GVITNStrVal)*
                  Gartmore GVIT Small Cap Growth Fund - Class I (GVITSmCapGr) Gartmore GVIT Small Cap Growth Fund - Class II (GVITSmCapGr2) Gartmore GVIT Small Cap Value Fund - Class I (GVITSmCapVal) Gartmore GVIT Small Cap Value Fund - Class II (GVITSmCapVal2) Gartmore GVIT Small Company Fund - Class I (GVITSmComp) Gartmore GVIT Small Company Fund - Class II (GVITSmComp2) Gartmore GVIT Turner Growth Focus Fund - Class I
                     (GVITTGroFoc)*
                  Gartmore GVIT Turner Growth Focus Fund - Class III
                     (GVITTGroFoc3)*
                  Gartmore GVIT U.S. Growth Leaders Fund - Class I (GVITUSGro) Gartmore GVIT U.S. Growth Leaders Fund - Class III
                     (GVITUSGro3)
                  Gartmore GVIT Van Kampen Multi Sector Bond Fund - Class I
                     (GVITVKMultiSec)
                  Gartmore GVIT Worldwide Leaders Fund - Class I (GVITWLead) Gartmore GVIT Worldwide Leaders Fund - Class III (GVITWLead3) Gartmore Money Market Fund - Prime Shares (GartMyMkt)*

               Portfolios of the Janus Aspen Series (Janus AS);
                  Janus AS - Balanced Portfolio - Service Shares (JanBal)
                  Janus AS - Capital Appreciation Portfolio - Service Shares
                     (JanCapAp)
                  Janus AS - Global Technology Portfolio - Service II Shares
                     (JanGlTechS2)
                  Janus AS - Global Technology Portfolio - Service Shares
                     (JanGlTech)
                  Janus AS - International Growth Portfolio - Service II Shares
                     (JanIntGroS2)
                  Janus AS - International Growth Portfolio - Service Shares
                     (JanIntGro)
                  Janus AS - Risk-Managed Large Cap Core Portfolio - Service
                     Shares (JanRMgLgCap)

               JPMorgan Series Trust II - JPMorgan Mid Cap Value Portfolio
                  (JPMSTMidCap)

               Portfolios of the MFS(R) Variable Insurance Trust(SM) (MFS(R)
                  VIT);
                  MFS(R) VIT - Investors Growth Stock Series - Service Class
                     (MFSInvGrStS)
                  MFS(R) VIT - Mid Cap Growth Series - Service Class
                     (MFSMidCapGrS)
                  MFS(R) VIT - New Discovery Series - Service Class
                     (MFSNewDiscS)
                  MFS(R) VIT - Value Series - Service Class (MFSValS)

               Portfolios of the Neuberger Berman Advisers Management Trust
                  (Neuberger Berman AMT);
                  Neuberger Berman AMT - Fasciano Portfolio - S Class Shares
                     (NBAMTFasc)
                  Neuberger Berman AMT - Focus Portfolio - S Class Shares
                     (NBAMTFocus)
                  Neuberger Berman AMT - Guardian Portfolio - I Class Shares
                     (NBAMTGuard)
                  Neuberger Berman AMT - Limited Maturity Bond Portfolio(R)
                     (NBAMTLMat)
                  Neuberger Berman AMT - Mid Cap Growth Portfolio(R) (NBAMTMCGr) Neuberger Berman AMT - Partners Portfolio(R) (NBAMTPart) Neuberger Berman AMT - Socially Responsive Portfolio - I Class
                     (NBAMSocRes)

                                                                     (Continued)

    NATIONWIDE VARIABLE ACCOUNT-9 (NOTES TO FINANCIAL STATEMENTS, Continued)

               Oppenheimer Aggressive Growth Fund/VA - Initial Class (OppAggGro) Oppenheimer Capital Appreciation Fund/VA - Initial Class
                  (OppCapAp)
               Oppenheimer Capital Appreciation Fund/VA - Service Class
                  (OppCapApS)
               Oppenheimer Global Securities Fund/VA - Class III (OppGlSec3) Oppenheimer Global Securities Fund/VA - Initial Class (OppGlSec) Oppenheimer Global Securities Fund/VA - Service Class (OppGlSecS) Oppenheimer High Income Fund/VA - Service Class (OppHighIncS) Oppenheimer Main Street(R) Fund/VA - Initial Class (OppMSFund) Oppenheimer Main Street(R) Fund/VA - Service Class (OppMSFundS) Oppenheimer Main Street(R) Small Cap Fund/VA - Service Class
                  (OppMSSmCapS)
               Oppenheimer Strategic Bond Fund/VA - Service Class (OppStratBdS) Strong Opportunity Fund (StOpp)*
               Strong Opportunity Fund II, Inc. (StOpp2)

               Portfolios of the Van Eck Worldwide Insurance Trust (Van Eck
                  WIT);
                  Van Eck WIT - Worldwide Emerging Markets Fund - Class R1
                     (VEWrldEMktR1)
                  Van Eck WIT - Worldwide Emerging Markets Fund (VEWrldEMkt) Van Eck WIT - Worldwide Hard Assets Fund - Class R1
                     (VEWrldHAsR1)
                  Van Eck WIT - Worldwide Hard Assets Fund (VEWrldHAs)

               Portfolios of the Van Kampen Life Investment Trust (Van Kampen
                  LIT);
                  Van Kampen LIT - Comstock Portfolio - Class II (VKCom2)
                  Van Kampen LIT - Emerging Growth Portfolio-Class II (VKEmGr2)

               Portfolios of the Van Kampen - The Universal Institutional Funds,
                  Inc. (Van Kampen UIF);
                  Van Kampen UIF - Core Plus Fixed Income Portfolio - Class II
                     (VKCorPlus2)
                  Van Kampen UIF - Emerging Markets Debt Portfolio - Class A
                     (VKEmMkt)
                  Van Kampen UIF - International Magnum Portfolio (VKIntMag)* Van Kampen UIF - Mid Cap Growth Portfolio (VKMidCapG)
                  Van Kampen UIF - U.S. Real Estate Portfolio - Class A
                     (VKUSRealEst)

               Portfolios of the Victory Variable Insurance Funds (Victory VIF);
                  Victory VIF - Diversified Stock Fund Class A Shares
                     (VicDivrStk)
                  Victory VIF - Investment Quality Bond Fund Class A Shares
                     (VicInvQBd)
                  Victory VIF - Small Company Opportunity Fund Class A Shares
                     (VicSmCoOpp)

               Portfolios of the W & R Target Funds, Inc. (W & R Target Funds);
                  W & R Target Funds - Asset Strategy Portfolio (WRAsStrat)
                  W & R Target Funds - Balanced Portfolio (WRBal)
                  W & R Target Funds - Bond Portfolio (WRBnd)
                  W & R Target Funds - Core Equity Portfolio (WRCoreEq)
                  W & R Target Funds - Dividend Income Portfolio (WRDivInc)
                  W & R Target Funds - Growth Portfolio (WRGrowth)
                  W & R Target Funds - High Income Portfolio (WRHiInc)
                  W & R Target Funds - International II Portfolio (WRIntlII)
                  W & R Target Funds - International Portfolio (WRIntl)
                  W & R Target Funds - Limited-Term Bond Portfolio (WRLTBond)
                  W & R Target Funds - Micro Cap Growth Portfolio (WRMicCpGr)
                  W & R Target Funds - Money Market Portfolio (WRMMkt)
                  W & R Target Funds - Science & Technology Portfolio
                     (WRSciTech)
                  W & R Target Funds - Small Cap Growth Portfolio (WRSmCap)
                  W & R Target Funds - Small Cap Value Portfolio (WRSmCpVal)
                  W & R Target Funds - Value Portfolio (WRValue)

               *At June 30, 2004, contract owners have not invested in this fund.

          NATIONWIDE VARIABLE ACCOUNT-9 (NOTES TO FINANCIAL STATEMENTS)

          Effective May 2002, due to the Dreyfus Investment Portfolio - European Equity Portfolio no longer being available within the Account, assets of contract owners invested in this sub-account were liquidated and exchanged into the Gartmore Variable Insurance Trust - Money Market Fund - Class I.

          The contract owners' equity is affected by the investment results of each fund, equity transactions by contract owners and certain contract expenses (see note 2).

          The accompanying financial statements include only contract owners' purchase payments pertaining to the variable portions of their contracts and exclude any purchase payments for fixed dollar benefits, the latter being included in the accounts of the Company.

          A contract owner may choose from among a number of different underlying mutual fund options. The underlying mutual fund options are not available to the general public directly. The underlying mutual funds are available as investment options in variable life insurance policies or variable annuity contracts issued by life insurance companies or, in some cases, through participation in certain qualified pension or retirement plans.

          A purchase payment could be presented as a negative equity transaction in the Statements of Changes in Contract Owners' Equity if a prior period purchase payment is refunded to a contract owner due to a contract cancellation during the free look period, and/or if a gain is realized by the contract owner during the free look period.

          Some of the underlying mutual funds have been established by investment advisers which manage publicly traded mutual funds having similar names and investment objectives. While some of the underlying mutual funds may be similar to, and may in fact be modeled after, publicly traded mutual funds, the underlying mutual funds are not otherwise directly related to any publicly traded mutual fund. Consequently, the investment performance of publicly traded mutual funds and any corresponding underlying mutual funds may differ substantially.

     (c)  Security Valuation, Transactions and Related Investment Income

          The fair value of the underlying mutual funds is based on the closing net asset value per share at June 30, 2004. The cost of investments sold is determined on the specific identification basis. Investment transactions are accounted for on the trade date (date the order to buy or sell is executed) and dividend income is recorded on the ex-dividend date.

     (d)  Federal Income Taxes

          Operations of the Account form a part of, and are taxed with, operations of the Company which is taxed as a life insurance company under the Internal Revenue Code.

          The Company does not provide for income taxes within the Account. Taxes are the responsibility of the contract owner upon termination or withdrawal.

     (e)  Use of Estimates in the Preparation of Financial Statements

          The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities, if any, at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

     (f)  Calculation of Annuity Reserves

          Annuity reserves are computed for contracts in the variable payout stage according to industry standard mortality tables. The assumed investment return is 3.5 percent unless the annuitant elects otherwise, in which case the rate may vary from 3.5 percent to 7 percent, as regulated by the laws of the respective states. The mortality risk is fully borne by the Company and may result in additional amounts being transferred into the Account by the Company to cover greater longevity of annuitants than expected. Conversely, if reserves exceed amounts required, transfers may be made to the Company.

                                                                     (Continued)

    NATIONWIDE VARIABLE ACCOUNT-9 (NOTES TO FINANCIAL STATEMENTS, Continued)

(2)  Expenses

     The Company does not deduct a sales charge from purchase payments received from the contract owners. However, if any part of the contract value of such contracts is surrendered the Company will, with certain exceptions, deduct from a contract owners' contract value a contingent deferred sales charge.

     On BOA Future, ElitePro Classic, BOA Choice, BOA V contracts and BOA Choice Venue the contingent deferred sales charge will not exceed 7% of the lesser of purchase payments or the amount surrendered, such charge declining to 0% after the purchase payment has been held in the contract for 84 months. On ElitePro Ltd contracts, the contingent deferred sales charge will not exceed 7% of the lesser of purchase payments or the amount surrendered, such charge declining to 0% after the purchase payment has been held in the contract for 48 months. On BOA Income contracts, the contingent deferred sales charge will not exceed 6% of the lesser of purchase payments or the amount surrendered, such charge declining to 0% after the purchase payment has been held in the contract for 96 months. No sales charges are deducted on BOA Exclusive II contracts.

     No sales charges are deducted on redemptions used to purchase units in the fixed investment options of the company.

     The Company may deduct an annual contract maintenance charge of up to $35, dependent upon contract type and issue date, which is satisfied by surrendering units.

     The Company deducts a mortality and expense risk charge assessed through the daily unit value calculation. The Option table on the following page illustrates the annual rate for all contract level charges by product, as well as the maximum variable account charge per product. The table also summarizes the contract level options available to contract holders. The options and related charges are described in more detail in the applicable product prospectus.

          NATIONWIDE VARIABLE ACCOUNT-9 (NOTES TO FINANCIAL STATEMENTS)

                                                                                                                     BOA        BOA
                                                         BOA      ElitePro  ElitePro      BOA        BOA     BOA   Exclusive  Choice
       Nationwide Variable Account-9 Options         Future/(2)/   Classic     Ltd    Choice/(3)/  V/(4)/  Income   II/(5)/    Venue
------------------------------------------------------------------------------------------------------------------------------------
Variable Account Charges - Recurring ..............     0.95%       1.60%     1.75%      1.20%      1.10%   1.25%    1.20%     1.50%
------------------------------------------------------------------------------------------------------------------------------------
Reduced Purchase Payment Option ...................     0.25%         --        --         --         --      --       --        --
      Initial lowered to $1,000 and subsequent
         lowered to $25. Not available for
         investment only contracts.
------------------------------------------------------------------------------------------------------------------------------------
Five Year CDSC Option .............................     0.15%         --        --         --       0.15%     --       --        --
------------------------------------------------------------------------------------------------------------------------------------
CDSC Waiver Options:
   Additional (5%) Withdrawal without Charge and
      Disability ..................................     0.10%         --        --         --       0.10%     --       --        --
      In addition to standard 10% CDSC-free
         withdrawal privilege.
   10 Year and Disability Waiver for Tax Sheltered
      Annuities ...................................     0.05%         --        --         --       0.05%     --       --        --
      CDSC waived if (i) contract owner has owned
         contract for 10 years and (ii) has made
         regular payroll deferrals during entire
         contract year for at least 5 of those 10
         years.
   Hardship Waiver for Tax Sheltered Annuities ....     0.15%         --        --         --       0.15%     --       --        --
      CDSC waived if contract owner experiences
         hardship (defined under IRC Section
         401(k)).
------------------------------------------------------------------------------------------------------------------------------------
Death Benefit Options:
   One-Year Enhanced (for contracts issued on or
      after 1-2-01) ...............................     0.15%         --        --         --         --      --     0.15%       --
      If death before annuitization, benefit will
         be greatest of (i) contract value, (ii)
         purchase payments less surrenders or (iii)
         highest contract value before 86th
         birthday less surrenders.
   Greater of One-Year or 5% Enhanced (for
      contracts issued on or after 1-2-01) ........     0.20%         --        --       0.15%        --      --     0.20%     0.15%
      If death before annuitization, benefit will
         be greatest of (i) contract value, (ii)
         purchase payments less surrenders, (iii)
         highest contract value before 86th
         birthday less surrenders or (iv) the 5%
         interest anniversary value.
   One-Year Step Up (for contracts issued prior to
      1-2-01) .....................................     0.05%         --        --         --       0.05%     --     0.10%       --
      If death before annuitization, benefit will
         be greatest of (i) contract value, (ii)
         purchase payments less surrenders or (iii)
         highest contract value before 86th
         birthday less surrenders.
   5% Enhanced (for contracts issued prior to
      1-2-01) .....................................     0.10%         --        --       0.05%      0.10%     --     0.15%       --
      If death before annuitization, benefit will
         be greater of (i) contract value or (ii)
         total of all purchase payments less
         surrenders with 5% simple interest from
         purchase to most recent contract
         anniversary prior to annuitants 86th
         birthday.
   Term Certain with Enhanced between 10 and 20
      years (for contracts issued prior to 5-01-02)       --          --        --         --         --    0.20%      --        --
------------------------------------------------------------------------------------------------------------------------------------
Guaranteed Minimum Income Benefit Options:
      Provide for minimum guaranteed value that may
         replace contract value for annuitization
         under certain circumstances.
   Option 1 .......................................     0.45%         --        --       0.45%        --      --     0.45%     0.45%
   Option 2 .......................................     0.30%         --        --       0.30%        --      --     0.30%     0.30%
------------------------------------------------------------------------------------------------------------------------------------
Extra Value Option (EV) ...........................     0.45%         --        --         --         --      --       --        --
      Fee assessed to assets of the variable
         account and to allocations made to the
         fixed account or guaranteed term options
         for first seven contract years in exchange
         for application of 3% of purchase payments
         made during the first 12 months contract
         is in force.
------------------------------------------------------------------------------------------------------------------------------------
Beneficiary Protector Option ......................     0.40%         --        --       0.40%        --      --     0.40%     0.40%
      Upon death of the annuitant, in addition to
         any death benefit payable, the contract
         will be credited an additional amount.
------------------------------------------------------------------------------------------------------------------------------------
Capital Preservation Plus Option ..................     0.50%         --        --         --         --      --     0.50%     0.50%
      Provides a return of principle guarantee over
         the elected program period.
------------------------------------------------------------------------------------------------------------------------------------
Spousal Protection Annuity Option .................       --          --        --         --         --      --       --      0.10%
      Allows a surviving spouse to continue the
         contract while receiving the economic
         benefit of the death benefit upon the
         death of the other spouse.
------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
Maximum Variable Account Charges/(1)/: ............     3.65%       1.60%     1.75%      2.20%      1.70%   1.45%    2.80%     3.10%
------------------------------------------------------------------------------------------------------------------------------------

/(1)/ When maximum options are elected. The contract charges indicated in bold, when summarized, represent the Maximum Variable Account Charges if all optional benefits available under the contract are elected including the most expensive of the mutually exclusive optional benefits.
/(2)/ Includes KeyCorp, NEA, Waddell & Reed Advisors Select Plus, First
     Tennessee and BB&T products.
/(3)/ Includes KeyCorp and Paine Webber products.
/(4)/ Includes NEA Select product.
/(5)/ Includes Waddell & Reed Advisors Select Reserve product.

                                                                     (Continued)

    NATIONWIDE VARIABLE ACCOUNT-9 (NOTES TO FINANCIAL STATEMENTS, Continued)

     The following table provides mortality and expense risk charges by asset fee rates for the six-month period ended June 30, 2004.

                        Total      AIMBal   AIMBValue2   AIMBlueCh   AIMCapAp   AIMCapAp2   AIMCapDev2   AIMCoreEq
                     -----------   ------   ----------   ---------   --------   ---------   ----------   ---------
     0.95% .......   $20,329,522      597         --         379        165           --        --            32
     1.00% .......     8,365,252       --         --          --         --           --        --            --
     1.05% .......     1,616,368       --         --          --         --           --        --            --
     1.10% .......     5,231,793    1,090         --         843         92           --        --            41
     1.15% .......     2,720,737      305         --           2        211           --        --            --
     1.20% .......     9,340,024       26         --          --         --           --        --            --
     1.25% .......     1,233,583      586         45          58         --            5        --            --
     1.30% .......     1,757,296      144         --          --          2           --        --            --
     1.35% .......     1,918,521      321         --         134         --           --        --            13
     1.40% .......    13,942,302       35         --          53        222           --        --           196
     1.45% .......     4,917,869       --         --          --         --           --        --            --
     1.50% .......     1,832,846       --     12,886          --         --        2,586        23            --
     1.55% .......     6,157,581      893         --         914         --           --        --           876
     1.60% .......     3,339,402       14      2,751          --        120        1,573        33            --
     1.65% .......     2,008,217       --     14,759          --         --        1,757         2            --
     1.70% .......       899,472       --         --          --         --           --        --            --
     1.75% .......     1,014,754        8      3,158          --         --          487        --            --
     1.80% .......       766,314       --      1,660          --         --          275        --            --
     1.85% .......     1,140,084       --         --          --         --           --        --            --
     1.90% .......       304,848       --      1,552          --         --          200         6            --
     1.95% .......       639,461       --     11,391          --         --        2,897        --            --
     2.00% .......       683,420      260         --          --         --           --        --            --
     2.05% .......       785,482      719      3,209         522         --        2,673         6            --
     2.10% .......       448,971       --      8,180          --         --          620        --            --
     2.15% .......       148,221       --      1,715          --         --          295        --            --
     2.20% .......       421,506       --      3,584          --         --        1,830        --            --
     2.25% .......        71,778       --         --          --         --           --        --            --
     2.30% .......        64,394       --         --          --         --           --        --            --
     2.35% .......        20,941       --         --          --         --          115        --            --
     2.40% .......        99,940       --         --          --         --           --        --            --
     2.45% .......        46,492       --         73          --         --          155        --            --
     2.50% .......        58,831       --      1,903          --         --          288        --            --
     2.55% .......         8,676       --         --          --         --           --        --            --
     2.60% .......        87,103       --      2,524          --         --           56        --            --
     2.65% .......         2,797       --         --          --         --           --        --            --
     2.70% .......         2,892       --         --          --         --           --        --            --
     2.85% .......           119       --         --          --         --           --        --            --
                     -----------    -----     ------       -----        ---       ------       ---         -----
        Totals ...   $92,427,809    4,998     69,390       2,905        812       15,812        70         1,158
                     ===========    =====     ======       =====        ===       ======       ===         =====

                     AIMPreEq   AIMPreEq2   AlGrIncB   AISmCapValB   AlPremGrB   ACVPIncGr   ACVPIncGr2   ACVPInflaPro
                     --------   ---------   --------   -----------   ---------   ---------   ----------   ------------
     0.95% .......    $  238          --         --           --           --     374,218          --        28,787
     1.00% .......        --          --         --           --           --     178,507          --         9,946
     1.05% .......        --          --         --           --           --      34,585          --         2,359
     1.10% .......       292          --         --           --           --      71,133          --         8,000
     1.15% .......       102          --         --           --           --      34,141          --         7,510
     1.20% .......        --          --         --           --           --     160,707          --        36,453
     1.25% .......       194          --         --           21           --      21,465          --         1,282
     1.30% .......        --          --         --           --           --      33,137          --         3,805
     1.35% .......       245          --         --           --           --      33,073          --         6,082
     1.40% .......       249          --         --           --           --     194,946          --        37,146
     1.45% .......        --          --         --           --           --      71,556          --         4,604
     1.50% .......        --       2,861      8,637        7,551        4,594      23,615      12,102         2,456
     1.55% .......     1,783          --         --           --           --      69,874          --         6,274
     1.60% .......        --         628      3,854        1,301          962      36,361         972         7,109
     1.65% .......        --       3,342      5,558       10,192       11,275      35,179       5,373         6,847
     1.70% .......        --          --         --           --           --      11,035          --         1,204
     1.75% .......        --         192      1,649        2,502          676      15,673         517           916
     1.80% .......        --         216        773        1,228        1,166      13,385         216         1,010
     1.85% .......        --          --         --           --           --      13,488          --           360
     1.90% .......        --         217         29          929          462       5,152         265             1
     1.95% .......        --       2,335      4,419        7,095        7,435       2,500       1,806           744
     2.00% .......        --          --         --          198           36       9,316         159           564
     2.05% .......        --       3,843      3,508        7,053        2,850       9,574       3,576           782
     2.10% .......        --       1,420      3,207        7,887        3,145       1,509      12,597         1,531

          NATIONWIDE VARIABLE ACCOUNT-9 (NOTES TO FINANCIAL STATEMENTS)

     Continued

                     AIMPreEq   AIMPreEq2   AlGrIncB   AISmCapValB   AlPremGrB   ACVPIncGr   ACVPIncGr2   ACVPInflaPro
                     --------   ---------   --------   -----------   ---------   ---------   ----------   ------------
     2.15% .......        --          55        190        1,048           --          786        178             --
     2.20% .......        --         927      2,683        3,458        1,144        2,534      4,761            588
     2.25% .......        --          --         --           --           --          261         --            370
     2.30% .......        --          --         --           --           --           66         --             --
     2.35% .......        --          54        450          779          122            9        387             21
     2.40% .......        --          --         --           --           --          473         --             18
     2.45% .......        --         601        439          655          216          193         --             --
     2.50% .......        --          70        402        1,302          415          164        448             --
     2.55% .......        --          --         --           --           --           --         --             --
     2.60% .......        --         232      1,458        1,212          822          616        956             10
     2.65% .......        --          --         --           --           --            2         --             --
     2.70% .......        --          --         --           --           --          183         --             --
     2.85% .......        --          --         --           --           --           --         --             --
                      ------      ------     ------       ------       ------    ---------     ------        -------
        Totals ...    $3,103      16,993     37,256       54,411       35,320    1,459,416     44,313        176,779
                      ======      ======     ======       ======       ======    =========     ======        =======

                      ACVPInt   ACVPInt3   ACVPUltra   ACVPUltra    ACVPVal    ACVPVal2   BBTCapMgr   BBTLgCapV
                     --------   --------   ---------   ---------   ---------   --------   ---------   ---------
     0.95% .......   $203,461     87,063     20,603          --      663,277        --       3,363       4,203
     1.00% .......    102,446     25,276      5,166          --      216,791        --          --          --
     1.05% .......     18,622      6,483        863          --       44,289        --          37          16
     1.10% .......     18,805     22,355      3,653          --      172,969        --       1,884       3,294
     1.15% .......      8,212     11,210      3,787          --       92,644        --         305       1,695
     1.20% .......     92,057     58,617     14,539          --      364,509        --          59          83
     1.25% .......      8,163      4,992        719          --       43,117        --         333         577
     1.30% .......     17,810      4,892        643          --      102,039        --         377         579
     1.35% .......      8,281      9,840      2,171          --       87,735        --         403         828
     1.40% .......     65,940     60,099     14,309          --      471,389        --       2,456       3,350
     1.45% .......     42,759     10,963      4,206          --      145,261        --         413         357
     1.50% .......     13,603      4,157        723       8,793       46,860    20,512          33          34
     1.55% .......     17,998     15,749      8,872          --      224,203        --       1,102       4,506
     1.60% .......      6,132     14,716      3,645         563       94,557     3,165       1,409         994
     1.65% .......      9,242      9,092      4,557       4,569       65,636     7,180         183         108
     1.70% .......      1,887      4,488        655          --       27,717        --           8          25
     1.75% .......      2,129      3,798      4,947       1,625       31,629     2,518         101           8
     1.80% .......      1,541      3,826      1,288         231       25,770     4,272          --          --
     1.85% .......      2,567      4,690      1,760          --       40,631        --       2,582         570
     1.90% .......        749        464         85         175        8,345     3,907         864         541
     1.95% .......      3,637      1,260        254       3,482        6,901     8,926          --          --
     2.00% .......      1,285        940      2,703         657       30,063     1,702          --         283
     2.05% .......      1,820      4,787         86       2,103       25,197     6,057         488          --
     2.10% .......        140        170        280       2,015        3,931     5,768          --          --
     2.15% .......         64        426        344          88        7,230       820          --          --
     2.20% .......        388        637        259       2,517        9,646     4,862          --          --
     2.25% .......         --        122         66          --        1,956        --          --          --
     2.30% .......          5        119         --          --        4,156        --          --          --
     2.35% .......         --         30         --          --           --     1,005          --          --
     2.40% .......         --        756         --          --        7,889        --          --          --
     2.45% .......         --         --         --         105        1,351     1,299          --          --
     2.50% .......         --         --         --         601          289       342          --          --
     2.55% .......         --         --         --          --        1,138        --          --          --
     2.60% .......         --        317         86         143        1,083     1,541          --          --
     2.65% .......         --         --         --          --          186        --          --          --
     2.70% .......         --         --        129          --           --        --          --          --
     2.85% .......         --         --         --          --           --        --          --          --
                     --------    -------    -------      ------    ---------    ------      ------      ------
        Totals ...   $649,743    372,334    101,398      27,667    3,070,384    73,876      16,400      22,051
                     ========    =======    =======      ======    =========    ======      ======      ======

                     BBTLgCoGr   BBTMdCapGr   CSGPVen   CSIntFoc   CSLCapV   DryELeadS   DrySmCapIxS   DrySRGroS
                     ---------   ----------   -------   --------   -------   ---------   -----------   ---------
     0.95% .......     $1,504         814      11,856    24,838     35,096        --        57,652         --
     1.00% .......         --          --       4,370    13,455     16,955        --        18,461         --
     1.05% .......         19          --       1,835     3,221      5,975        --         3,875         --
     1.10% .......      1,487       1,590         275       249        688        --        14,902         --
     1.15% .......         54       1,452           9        41        153        --         9,846         --
     1.20% .......         --           4       1,544     2,514      8,959        --        31,214         --
     1.25% .......        467         150          29       486      1,398        --         4,038         --
     1.30% .......        428         309          63       314      1,275        --         8,604         --
     1.35% .......        385         288         112       107         82        --         9,803         --
     1.40% .......      1,289         115          40        49      3,169        --        34,862         --
     1.45% .......        426         485          --        38      1,593        --         9,081         --
     1.50% .......         33          34          --       332        985     1,947         4,155        415

                                                                     (Continued)

    NATIONWIDE VARIABLE ACCOUNT-9 (NOTES TO FINANCIAL STATEMENTS, Continued)

     Continued

                     BBTLgCoGr   BBTMdCapGr   CSGPVen   CSIntFoc   CSLCapV   DryELeadS   DrySmCapIxS   DrySRGroS
                     ---------   ----------   -------   --------   -------   ---------   -----------   ---------
     1.55% .......      1,299       1,737          --        --        264         --       13,676          --
     1.60% .......        977       1,494          --        15        315        418        9,845          29
     1.65% .......         20         781           2       101        155        782        4,707         673
     1.70% .......         25       3,354          --        --         29         --        2,129          --
     1.75% .......         67           1          --        --         66      1,141        2,776          22
     1.80% .......          7          --          --        --        218        341        3,442          --
     1.85% .......      2,426          --          --        --         44         --        4,662          --
     1.90% .......         --          --          --        --         13        229        1,011          16
     1.95% .......         --          --          --        --         --      1,657          415         207
     2.00% .......        288          --          --        --         14        223        1,119          --
     2.05% .......      1,753          --          --        --         --      1,624        2,944         339
     2.10% .......         --          --          --        --          9      1,054          225       1,450
     2.15% .......         --          --          --        --         --        375          463          66
     2.20% .......         --          --          --        --         --      2,950          274          33
     2.25% .......         --          --          --        --         --         --          438          --
     2.30% .......         --          --          --        --          4         --          109          --
     2.35% .......         --          --          --        --         --         --           39          --
     2.40% .......         --          --          --        --         --         --           --          --
     2.45% .......         --          --          --        --         --        134           --         283
     2.50% .......         --          --          --        --         --         --           --          --
     2.55% .......         --          --          --        --         --         --           --          --
     2.60% .......         --          --          --        --         --        640           --         217
     2.65% .......         --          --          --        --         --         --           --          --
     2.70% .......         --          --          --        --         --         --           --          --
     2.85% .......         --          --          --        --         --         --           --          --
                      -------      ------      ------    ------     ------     ------      -------       -----
        Totals ...    $12,954      12,608      20,135    45,760     77,459     13,515      254,767       3,750
                      =======      ======      ======    ======     ======     ======      =======       =====

                     DrySRGro    DryStkIx   DryVIFApp   DryVIFAppS   DryVIFDevLd   DryVIFIntVal   FedAmLeadS   FedCapApS
                     --------   ---------   ---------   ----------   -----------   ------------   ----------   ---------
     0.95% .......   $235,989   1,754,778     297,701         --          252            377            --          --
     1.00% .......    111,416     905,531     130,796         --           --             --            --          --
     1.05% .......     20,987     162,214      33,559         --           --             --            --          --
     1.10% .......     64,040     292,381      50,570         --          177            287            --          --
     1.15% .......     18,390     161,815      27,893         --           --            352            --          --
     1.20% .......     79,146     637,225     124,230         --           --             --            --          --
     1.25% .......     10,418      78,141      13,976         --           11             --            --          --
     1.30% .......     15,787     143,797      25,749         --           --             --            --          --
     1.35% .......      8,708     126,169      23,793         --          119             --            --          --
     1.40% .......     94,505     718,564     122,797         --          147            783            --          --
     1.45% .......     57,354     297,202      24,800         --           --             --            --          --
     1.50% .......     10,033      70,415      11,187      5,221           --             --         1,573       1,108
     1.55% .......     20,449     251,172      37,209         --          361            860            --          --
     1.60% .......     10,185     133,775      21,266      2,493           --             --            61       2,273
     1.65% .......     14,114      68,162      18,363      3,983           --             --           728         365
     1.70% .......      4,840      71,829       5,540         --           --             --            --          --
     1.75% .......      2,074      42,059       5,313      1,462           --             --           285          57
     1.80% .......      2,154      35,095       6,018        401           --             --           134         175
     1.85% .......      3,596      39,091       5,093         --        2,184             --            --          --
     1.90% .......      1,053      12,920       2,420        451           --             --            --         356
     1.95% .......      2,458      15,057       1,289      2,588           --             --           792       3,198
     2.00% .......      2,495      21,026       2,904         --           --             --            --          --
     2.05% .......      2,031      31,312       4,369      8,720           --             --           124       1,232
     2.10% .......        541       3,364         785      2,325           --             --           482       1,457
     2.15% .......        212       7,547       1,593         63           --             --            --          --
     2.20% .......        483       6,804         674      3,091           --             --         1,013       1,753
     2.25% .......        620         945         687         --           --             --            --          --
     2.30% .......         78       1,782         287         --           --             --            --          --
     2.35% .......        247         465          15        191           --             --           749          --
     2.40% .......         --          87       1,412         --           --             --            --          --
     2.45% .......         17         546           6      1,016           --             --            --          --
     2.50% .......         --          --          --        621           --             --            --          --
     2.55% .......         --          --          28         --           --             --            --          --
     2.60% .......         --          --         738        233           --             --            91         157
     2.65% .......         --          35          80         --           --             --            --          --
     2.70% .......         50          --          --         --           --             --            --          --
     2.85% .......         --          --          --         --           --             --            --          --
                     --------   ---------   ---------     ------        -----          -----         -----      ------
        Totals ...   $794,470   6,091,305   1,003,140     32,859        3,251          2,659         6,032      12,131
                     ========   =========   =========     ======        =====          =====         =====      ======

          NATIONWIDE VARIABLE ACCOUNT-9 (NOTES TO FINANCIAL STATEMENTS)

                     FedHiIncS   FedQualBd   FedQualBdS   FidVIPEIS   FidVIPEI2   FidVIPGrS   FidVIPGr2   FidVIPHIS
                     ---------   ---------   ----------   ---------   ---------   ---------   ---------   ---------
     0.95% .......    $    --      488,729          --    1,247,002         --      991,893         --      412,332
     1.00% .......         --      135,923          --      560,285         --      534,115         --      174,671
     1.05% .......         --       27,961          --      121,936         --       87,488         --       51,904
     1.10% .......         --      140,246          --      248,525         --      166,594         --       71,402
     1.15% .......         --       89,292          --      133,620         --       76,721         --       34,063
     1.20% .......         --      317,660          --      573,092         --      513,338         --      268,070
     1.25% .......         --       33,747          --       65,465         --       56,338         --       20,704
     1.30% .......         --       57,732          --       89,590         --      112,443         --       40,280
     1.35% .......         --       83,305          --      147,680         --       96,256         --       38,382
     1.40% .......         --      404,795          --      766,256         --      591,306         --      215,569
     1.45% .......         --      109,598          --      252,970         --      282,482         --       81,978
     1.50% .......     10,460       45,107      24,246       63,343     31,003       55,398     11,409       21,024
     1.55% .......         --      191,373          --      283,823         --      159,417         --       82,513
     1.60% .......      2,342      120,664       7,252      151,068     10,032       67,386      5,371       33,926
     1.65% .......      9,840       48,807      16,930       86,816     18,119       70,237      7,056       22,609
     1.70% .......         --       39,340          --       32,454         --       62,699         --       11,552
     1.75% .......      2,777       49,636       5,121       44,548      9,996       23,307      3,940       25,985
     1.80% .......      1,055       19,612       1,437       40,603      5,381       19,930      1,631        9,550
     1.85% .......         --       33,832          --       51,647         --       21,388         --       11,018
     1.90% .......        414        8,242       1,621        7,289      5,131        8,388        840          879
     1.95% .......      4,097        4,347      13,929       10,038     16,644        6,200      4,178        3,004
     2.00% .......        100       22,152         199       20,067        626       14,576        205       11,132
     2.05% .......      5,748       27,298       9,906       33,425      6,977       11,052      7,118        5,731
     2.10% .......     14,173        4,311      12,640        1,036     17,538        3,228      4,553        3,722
     2.15% .......      2,168        4,395       1,409        2,651        433        3,915         88        3,300
     2.20% .......      3,141        6,480       9,397       10,073      9,689        3,378      5,365        4,606
     2.25% .......         --        1,522          --        1,836         --          970         --          150
     2.30% .......         --        3,542          --          898         --          162         --          409
     2.35% .......        464           31         432           11        342           20         59           --
     2.40% .......         --        7,069          --          442         --           18         --          250
     2.45% .......        588           36         553        1,673      1,176           --      1,804            9
     2.50% .......      3,367          353       1,278           --      2,867          164        817           --
     2.55% .......         --          412          --          357         --           --         --          126
     2.60% .......        846        2,302       6,669          799      4,541          761      1,430           --
     2.65% .......         --          200          --           10         --           16         --           10
     2.70% .......         --          471          --           --         --           --         --           --
     2.85% .......         --           --          --           --         --           --         --           --
                      -------    ---------     -------    ---------    -------    ---------     ------    ---------
        Totals ...    $61,580    2,530,522     113,019    5,051,328    140,495    4,041,584     55,864    1,660,860
                      =======    =========     =======    =========    =======    =========     ======    =========

                     FidVIPOvS   FidVIPOvS2R   FidVIPOvSR   FidVIPConS   FidVIPCon2   FidVIPIGBdS   FidVIPGrOpS   FidVIPMCap2
                     ---------   -----------   ----------   ----------   ----------   -----------   -----------   -----------
     0.95% .......    $128,003          --       116,632     1,058,508         --        20,936       176,412            --
     1.00% .......      53,639          --        26,903       516,817         --        13,836       121,145            --
     1.05% .......      12,680          --         4,664        86,051         --         1,674        22,506            --
     1.10% .......       8,809          --        13,194       172,267         --         6,286        11,321            --
     1.15% .......       4,734          --        11,590        89,920         --         1,476         4,214            --
     1.20% .......      57,564          --        63,175       481,292         --        14,934        49,604            --
     1.25% .......       6,663          --         4,037        48,314         --         1,485         7,212           127
     1.30% .......      10,064          --         8,493        91,690         --         2,622        10,335            --
     1.35% .......       5,769          --        10,119        78,304         --         1,975         4,993            --
     1.40% .......      39,970          --        59,068       524,637         --        14,769        38,783            --
     1.45% .......      23,789          --        11,315       237,523         --         4,279        21,167            --
     1.50% .......       4,579      10,784         4,400        62,893     24,236           982         4,826        14,356
     1.55% .......       7,954          --        14,678       167,965         --         3,275        12,648            --
     1.60% .......       2,565       2,548         9,993        91,365      6,599        10,749         4,738         5,322
     1.65% .......       3,131       9,992         9,348        66,213     15,796         1,019         5,801         7,736
     1.70% .......       1,682          --         3,745        19,814         --           904         2,804            --
     1.75% .......       1,468       3,465         2,590        34,658      8,513         1,793         2,131         3,854
     1.80% .......       2,028       1,551         4,422        29,627      2,524         1,535         1,067         1,694
     1.85% .......       2,895          --         3,514        29,532         --           625         2,181            --
     1.90% .......         581       2,349         1,409        10,131      3,670           319           629         1,923
     1.95% .......         649      12,751           138         9,494     21,944            30           736        11,448
     2.00% .......       1,215         663           934        23,936      1,256           606           552           630
     2.05% .......       1,092       7,333         1,288        17,878      9,791           594           626         9,845
     2.10% .......         432       9,031           446         2,513     13,542           142            79        10,019
     2.15% .......          --         221           196         4,834        488            32           952           323
     2.20% .......         412       6,572           646         4,491     10,335            --           273         5,882
     2.25% .......          16          --           307           974         --             8             6            --
     2.30% .......          --          --           614         3,067         --            --             8            --

                                                                     (Continued)

    NATIONWIDE VARIABLE ACCOUNT-9 (NOTES TO FINANCIAL STATEMENTS, Continued)

     Continued

                     FidVIPOvS   FidVIPOvS2R   FidVIPOvSR   FidVIPConS   FidVIPCon2   FidVIPIGBdS   FidVIPGrOpS   FidVIPMCap2
                     ---------   -----------   ----------   ----------   ----------   -----------   -----------   -----------
     2.35% .......          --         400            --           102         970           --             9            64
     2.40% .......          --          --            14         7,907          --           --            --            --
     2.45% .......          --       1,355             8           365         413           --            --           937
     2.50% .......          --         900            --           552         779           --            --         2,038
     2.55% .......          --          --            --           774          --           --            --            --
     2.60% .......          --       1,098           362         1,341       1,770           --            --           783
     2.65% .......          --          --             5           176          --           --            --            --
     2.70% .......          --          --           149           391          --           --            --            --
     2.85% .......          --          --            --             5          --           --            --            --
                      --------      ------       -------     ---------     -------      -------       -------        ------
        Totals ...    $382,383      71,013       388,396     3,976,321     122,626      106,885       507,758        76,981
                      ========      ======       =======     =========     =======      =======       =======        ======

                     FidVIPValS   FidVIPValS2   FHCapAp   FHCoreEq   FrVIPRisDiv2   FrVIPSmCapV2   FrVIPForSec2   GVITCVal
                     ----------   -----------   -------   --------   ------------   ------------   ------------   --------
     0.95% .......    $ 74,839           --        172        687          --            --              --         73,206
     1.00% .......      33,916           --         --         --          --            --              --         39,434
     1.05% .......       2,572           --         --         --          --            --              --          8,103
     1.10% .......      14,347           --         61      3,022          --            --              --          9,638
     1.15% .......      11,535           --        623        771          --            --              --         11,413
     1.20% .......      41,584           --         86        836          --            --              --         52,753
     1.25% .......       5,018           --         --         52         112            75             119          6,650
     1.30% .......       7,310           --         --         75          --            --              --          7,497
     1.35% .......      11,943           --         --        145          --            --              --         13,112
     1.40% .......      63,309           --        794      1,451          --            --              --         49,254
     1.45% .......      53,684           --         --        187          --            --              --         23,582
     1.50% .......       2,593        5,656        178        152          --            --              --         11,775
     1.55% .......      28,804           --         88      1,701          --            --              --         13,439
     1.60% .......      11,398        1,403         98        263          --            --              --         15,492
     1.65% .......       6,279        1,118        199        464          --            --              --         16,997
     1.70% .......       5,044           --      1,297      1,034          --            --              --          1,653
     1.75% .......       4,149        1,374         --        931          --            --              --          4,312
     1.80% .......       2,625          579         --          9          --            --              --          3,727
     1.85% .......       5,273           --         --         --          --            --              --          3,975
     1.90% .......         539          610         --         --          --            --              --            522
     1.95% .......         207        3,783         --         38          --            --              --            915
     2.00% .......       4,118            3         26        455          --            --              --          2,330
     2.05% .......         597        2,030         --         --          --            --              --          1,272
     2.10% .......         349        3,743         --         --          --            --              --            567
     2.15% .......         642          665         --         --          --            --              --            248
     2.20% .......         352        1,569         --         --          --            --              --            341
     2.25% .......         389           --         --         --          --            --              --             41
     2.30% .......          --           --         --         --          --            --              --            142
     2.35% .......           6          109         --         --          --            --              --             --
     2.40% .......          35           --         --         --          --            --              --             --
     2.45% .......          94           --         --         --          --            --              --             19
     2.50% .......          94          142         --         --          --            --              --             --
     2.55% .......          --           --         --         --          --            --              --             --
     2.60% .......          --          304         --         --          --            --              --            451
     2.65% .......          13           --         --         --          --            --              --             --
     2.70% .......          --           --         --         --          --            --              --            211
     2.85% .......          --           --         --         --          --            --              --             --
                      --------       ------      -----     ------         ---           ---             ---        -------
        Totals ...    $393,657       23,088      3,622     12,273         112            75             119        373,071
                      ========       ======      =====     ======         ===           ===             ===        =======

                     GVITIntVal2   GVITIntVal3   GVITDMidCapI   GVITEmMrkts   GVITEmMrkts3   GVITEmMrkts6   GVITFHiInc   GVITGlFin1
                     -----------   -----------   ------------   -----------   ------------   ------------   ----------   ----------
     0.95% .......       $--          16,897        361,044        9,662         50,084           --          263,417         --
     1.00% .......        --           5,309        142,640        1,525         29,150           --          102,060         --
     1.05% .......        --           1,024         24,696          267          3,132           --           23,078         --
     1.10% .......        --           1,997         93,904        1,575          9,171           --           59,405         --
     1.15% .......        --           3,898         56,040          487          7,645           --           38,721         --
     1.20% .......        --           9,659        184,303        1,204         24,161           --          169,723         --
     1.25% .......         8             559         22,448          537          2,811           --           16,467        281
     1.30% .......        --           1,702         32,305          275          4,408           --           36,186         --
     1.35% .......        --           1,071         44,623          327          9,372           --           38,032         --
     1.40% .......        --          16,706        250,920        3,851         29,897           --          162,473         --
     1.45% .......        --           2,875        112,737        1,225         48,772           --           46,177         --
     1.50% .......        --           1,322         25,293          289          2,782           21           15,852         --
     1.55% .......        --           2,945        117,453        1,379         17,861           --           67,395         --
     1.60% .......        --           1,613         49,463          394          6,960           --           28,661         --
     1.65% .......        --             995         33,282          345          3,760            2           14,188         --
     1.70% .......        --             565         13,711          337          2,231           --           19,179         --

          NATIONWIDE VARIABLE ACCOUNT-9 (NOTES TO FINANCIAL STATEMENTS)

     Continued

                     GVITIntVal2   GVITIntVal3   GVITDMidCapI   GVITEmMrkts   GVITEmMrkts3   GVITEmMrkts6   GVITFHiInc   GVITGlFin1
                     -----------   -----------   ------------   -----------   ------------   ------------   ----------   ----------
     1.75% .......        --             730          19,427          383          5,622          --            15,578        --
     1.80% .......        --             432          14,192          519          2,519          --            10,547        --
     1.85% .......        --             282          30,774          504          1,982          --            17,457        --
     1.90% .......        --             394           5,807           16            999           6             2,818        --
     1.95% .......        --              23           3,857           --          1,120           1             1,457        --
     2.00% .......        --             430          15,932          131          5,293          --             7,437        --
     2.05% .......        --             473          19,267          274          1,064          --             6,695        --
     2.10% .......        --              57           2,175          131            127          --             1,434        --
     2.15% .......        --              18           3,186           11            484          25             1,622        --
     2.20% .......        --              --           7,218           --             38          --             1,460        --
     2.25% .......        --              --           1,694           --            366          --                90        --
     2.30% .......        --              --           3,541           --            457          --               190        --
     2.35% .......        --              --              12           --             --          --                --        --
     2.40% .......        --              46           7,891           --             21          --                84        --
     2.45% .......        --              --           1,217           --             --          --                76        --
     2.50% .......        --              --              --           --             --          --               185        --
     2.55% .......        --              --             655           --             --          --                 3        --
     2.60% .......        --              --              --           --             --          --                --        --
     2.65% .......        --              --             166           --             --          --                --        --
     2.70% .......        --              --              64           --             --          --                --        --
     2.85% .......        --              --              --          --              --          --                --        --
                         ---          ------       ---------       ------        -------         ---         ---------       ---
        Totals ...        $8          72,022       1,701,937       25,648        272,289          55         1,168,147       281
                         ===          ======       =========       ======        =======         ===         =========       ===

                     GVITGlFin3   GVITGlHlth   GVITGlHlth3   GVITGlTech3   GVITGlTech   GVITGlUtl1   GVITGlUtl3   GVITGvtBd
                     ----------   ----------   -----------   -----------   ----------   ----------   ----------   ---------
     0.95% .......     $15,099         --         31,878        23,435        4,264         347         3,846     1,106,098
     1.00% .......       4,667         --         13,244        22,230           --          --         1,977       498,216
     1.05% .......       1,356         --          1,819         1,835        2,628          --           427       109,276
     1.10% .......       2,338         --          6,165         4,620           --          --           728       235,374
     1.15% .......       1,595         --          5,748         2,555          183          --         1,060       118,288
     1.20% .......       5,755         --         14,978        10,005           --          --         4,122       449,359
     1.25% .......         381        537          1,454         1,427        1,728          --           431        50,657
     1.30% .......         836         --          2,227         3,682           --          --           515        71,459
     1.35% .......       1,402         --          2,271         1,314          518          --           563        97,679
     1.40% .......       8,430         --         19,250        14,069           --          --         3,714       635,136
     1.45% .......       1,363         --         13,050        39,079        2,758          --           570       190,767
     1.50% .......         268         --          4,164         1,068           --          --           235        62,371
     1.55% .......       2,862         --         11,295        15,141          538          --         1,238       313,467
     1.60% .......       2,304         --          4,982         4,859          347          --         1,336       124,579
     1.65% .......       1,422         --          5,797         2,734          179          --           238        71,417
     1.70% .......         385         --          1,437         2,998           --          --           307        37,534
     1.75% .......         901         --          2,931         2,436          208          --           410        51,377
     1.80% .......         422         --          2,855         1,713           --          --            56        43,476
     1.85% .......         836         --          1,533         1,080        4,068          --           320        39,812
     1.90% .......         492         --            565           388           --          --            46         8,859
     1.95% .......         787         --          2,074           690        1,480          --           324         9,370
     2.00% .......         467         --          2,193         1,871           --          --           119        34,732
     2.05% .......         639         --          1,958         1,272          399          --           730        30,054
     2.10% .......          19         --            728           324           --          --            90         6,040
     2.15% .......           8         --             80           495        2,030          --            58         5,174
     2.20% .......          55         --            847           229           --          --             1         4,332
     2.25% .......         151         --            344           274          474          --            47         2,435
     2.30% .......          --         --             --           536           --          --            29         5,752
     2.35% .......          --         --            737            28          181          --            --             7
     2.40% .......          --         --             69            28           --          --            65         6,757
     2.45% .......          --         --             42           331          204          --            --         1,152
     2.50% .......          --         --             --            --           --          --            --             1
     2.55% .......          --         --            109            13          143          --            21           508
     2.60% .......          31         --          1,031            --           --          --            --           224
     2.65% .......          --         --             15            --          172          --            --           289
     2.70% .......          --         --             --            --           --          --            --            --
     2.85% .......          --         --             --            --          411          --            --            --
                       -------        ---        -------       -------        -----         ---        ------     ---------
        Total ....     $55,271        537        157,870       162,759           --          --        23,623     4,422,028
                       =======        ===        =======       =======        =====         ===        ======     =========

                     GVITGvtBd2   GVITGrowth   GVITIDAgg   GVITIDCon   GVITIDMod   GVITIDModAgg   GVITIDModCon   GVITIntGro
                     ----------   ----------   ---------   ---------   ---------   ------------   ------------   ----------
     0.95% .......       $--        202,430      61,981     128,722     327,312       134,163        161,013        1,833
     1.00% .......        --        115,234      10,979      22,340      90,994        39,612         39,530          346
     1.05% .......        --         23,061       2,068       6,869      16,660         3,397          6,820          213
     1.10% .......        --         19,235      13,086      32,575     137,195        60,838         65,766          157

                                                                     (Continued)

    NATIONWIDE VARIABLE ACCOUNT-9 (NOTES TO FINANCIAL STATEMENTS, Continued)

     Continued

                     GVITGvtBd2   GVITGrowth   GVITIDAgg   GVITIDCon   GVITIDMod   GVITIDModAgg   GVITIDModCon   GVITIntGro
                     ----------   ----------   ---------   ---------   ---------   ------------   ------------   ----------
     1.15% .......          --        9,470      14,821      30,209      111,375        70,386         48,970         249
     1.20% .......          --       31,195      26,306      83,478      170,786        69,785         82,008         567
     1.25% .......          --        5,194      23,552      11,632       56,852        25,243         22,933          87
     1.30% .......          --       14,412       4,752      11,621       32,423         8,254         11,644         289
     1.35% .......          --        4,262       8,889      16,746       45,776        23,050         24,924         205
     1.40% .......          --       37,683      44,975      95,226      375,724       177,028        162,268       1,451
     1.45% .......          --       17,551       6,735      25,197       79,784        33,588         29,143          45
     1.50% .......      37,896        2,543       8,358      31,121       82,283        42,029         50,443          71
     1.55% .......          --        7,518      22,183      60,511      161,969        64,108         78,844         468
     1.60% .......       7,842        2,854      15,270      65,199      146,447        84,047         82,552         681
     1.65% .......      28,376        3,681      19,210      31,593       62,557        48,569         32,735          71
     1.70% .......          --        1,832       4,205       7,546       27,533        13,374         11,925          --
     1.75% .......       8,468        1,602       5,265      23,436       73,832        33,425         40,919          --
     1.80% .......       3,316          790       8,236       5,387       23,525        11,762         18,090          92
     1.85% .......          --        2,628      10,077      16,561       57,233        27,471         21,164         209
     1.90% .......       4,343          411       1,133          69        6,179         9,583          2,383          67
     1.95% .......      24,307           63      17,958       5,972       39,755        24,444         12,207          --
     2.00% .......         683        1,356       3,683       6,917       18,307        19,797          8,727          --
     2.05% .......      11,563          234      10,738       7,168       41,138        20,039         16,663          --
     2.10% .......      27,352           46       4,015      10,964       45,250        18,142         15,280           6
     2.15% .......         665          340         975       1,991       13,063         7,445          9,774          --
     2.20% .......      13,671          541      12,617       4,474       41,804        33,170         22,338          --
     2.25% .......          --          331         791       1,732        8,931         2,717          1,642          --
     2.30% .......          --           29       1,422         177        4,177         5,028            865          --
     2.35% .......         472            6         506          87        3,083           774             69          --
     2.40% .......          --           --         313         583        7,947         4,261          1,313          --
     2.45% .......       1,607          121         416          37        1,864         1,085          1,093          --
     2.50% .......       2,642            2          11         158        8,612         1,917          6,369          --
     2.55% .......          --           --          --          --          777           365             --          --
     2.60% .......       4,824           --       7,624       2,469          898         6,425          5,286          --
     2.65% .......          --           --          23          33           54           181             33          --
     2.70% .......          --           --          --          --           --            --             --          --
     2.85% .......          --           --          --          --           --            97             --          --
                      --------      -------     -------     -------    ---------     ---------      ---------       -----
        Totals ...    $178,027      506,655     373,173     748,800    2,322,099     1,125,599      1,095,733       7,107
                      ========      =======     =======     =======    =========     =========      =========       =====

                     GVITIntGro3   GVITIntVal6   GVITJPBal   GVITSMdCpGr   GVITMyMkt   GVITNWFund   GVITNWFund2   GVITLead
                     -----------   -----------   ---------   -----------   ---------   ----------   -----------   --------
     0.95% .......      $5,965          --        230,414      123,920      944,130      896,793          --         --
     1.00% .......         637          --        104,042       53,558      365,117      498,081          --         --
     1.05% .......         479          --         20,685        9,111       99,407       76,256          --         --
     1.10% .......       1,459          --         43,968       27,333      148,000      113,898          --         --
     1.15% .......       1,345          --         23,213       13,597       73,281       39,549          --         --
     1.20% .......       3,999          --        106,960       78,648      623,005      143,086          --         --
     1.25% .......         628          --         10,205        8,188       42,303       22,763          --         22
     1.30% .......          47          --         19,118       17,626       91,116       25,550          --         --
     1.35% .......       1,095          --         23,666        8,998      101,342       26,919          --         --
     1.40% .......       6,332          --        142,834       84,940      663,013      249,480          --         --
     1.45% .......       1,683          --         54,612       50,224      272,871      120,981          --         --
     1.50% .......         747          16         11,700       10,186       94,939       25,277       4,247         --
     1.55% .......       1,920          --         60,861       32,909      255,390       73,875          --         --
     1.60% .......       2,877          42         20,042       15,470      112,807       25,285         955         --
     1.65% .......       1,266          --         12,358        7,760       75,422       22,829       2,330         --
     1.70% .......         227          --          5,640        4,317       39,843       12,925          --         --
     1.75% .......         136          --         11,018        3,254       40,780        7,314         874         --
     1.80% .......         359          --          4,971        4,812       28,498        4,950         581         --
     1.85% .......         138          --          8,067        5,875       43,230       11,676          --         --
     1.90% .......          11          --          1,832        2,629       11,129        3,036         421         --
     1.95% .......          --           1          2,830        1,097       17,149        2,204       1,123         --
     2.00% .......          36          --          6,710        4,018       22,611        5,560          --         --
     2.05% .......         428           7          2,614        3,442       19,299        3,151       1,222         --
     2.10% .......         123          --            429          899       17,325        1,477       1,265         --
     2.15% .......          --          --          2,931        1,130        4,993        1,529          --         --
     2.20% .......          --          --            867          396       12,346        1,765       2,582         --
     2.25% .......          --          --            332          777          989          345          --         --
     2.30% .......          --          --          3,026          501        2,514          554          --         --
     2.35% .......          --          --             28           14          909           28          --         --
     2.40% .......          --          --          7,261          969          331          167          --         --
     2.45% .......          --          --             --           28        1,788          449         284         --
     2.50% .......          --          --             --           --          696           29       7,358         --

         NATIONWIDE VARIABLE ACCOUNT-9 (NOTES TO FINANCIAL STATEMENTS)

Continued

                     GVITIntGro3   GVITIntVal6   GVITJPBal   GVITSMdCpGr   GVITMyMkt   GVITNWFund   GVITNWFund2   GVITLead
                     -----------   -----------   ---------   -----------   ---------   ----------   -----------   --------
     2.55% .......          --          --            649           90             2           21          --        --
     2.60% .......          --          --             24           --           650           --         194        --
     2.65% .......          --          --            167           23            --           13          --        --
     2.70% .......          --          --             --           --            --           --          --        --
     2.85% .......          --          --             --           --            --           --          --        --
                       -------         ---        -------      -------     ---------    ---------      ------       ---
        Totals ...     $31,937          66        944,074      576,739     4,227,225    2,417,815      23,436        22
                       =======         ===        =======      =======     =========    =========      ======       ===

                     GVITLead3   GVITNStrVal   GVITSmCapGr   GVITSmCapGr2   GVITSmCapVal   GVITSmCapVal2   GVITSmComp   GVITSmComp2
                     ---------   -----------   -----------   ------------   ------------   -------------   ----------   -----------
     0.95% .......    $ 6,883       20,587       114,049            --          710,081            --         499,448          --
     1.00% .......      4,343        9,302        39,448            --          230,867            --         208,069          --
     1.05% .......        337        2,672         6,096            --           46,029            --          34,030          --
     1.10% .......      1,157          497        35,989            --          145,846            --          87,911          --
     1.15% .......        681          224        18,565            --           69,599            --          44,007          --
     1.20% .......      4,035        5,411        72,255            --          297,879            --         230,784          --
     1.25% .......      1,234          561         9,382            --           34,014            --          23,239          --
     1.30% .......        659        1,063        16,839            --           50,402            --          45,215          --
     1.35% .......      1,152          239        16,823            --           70,769            --          39,333          --
     1.40% .......      5,888        1,494       106,121            --          382,792            --         250,985          --
     1.45% .......      2,860        1,993        48,446            --          140,844            --          99,158          --
     1.50% .......        434        1,067        10,497         4,918           32,889         7,027          24,095       7,921
     1.55% .......      3,095          108        38,196            --          162,621            --          80,108          --
     1.60% .......      2,933           --        21,585           291           68,728         1,483          39,551       4,027
     1.65% .......      1,646          251        13,861         1,999           49,869         4,617          44,913       2,036
     1.70% .......        119            3        11,208            --           27,706            --          13,174          --
     1.75% .......          3           --         6,097         1,105           27,835         1,223          14,331       1,824
     1.80% .......        137           33         5,400           229           19,898           451          15,044       2,229
     1.85% .......         21          190        13,708            --           38,060            --          25,417          --
     1.90% .......         --           16         1,755           218            8,027           789           3,781       2,314
     1.95% .......          9           --           811         2,771            7,793         2,908           4,631       4,031
     2.00% .......         36           10         5,674             1           33,699            63           9,304       1,136
     2.05% .......      1,323           --         5,058         2,015           17,980         2,897          11,618       3,823
     2.10% .......         --            9         1,082         2,607            2,512         3,241           1,317       3,463
     2.15% .......         --           --           542           147            3,512           498           1,873         222
     2.20% .......         26           --         1,440           749            9,790         2,326           2,112       4,302
     2.25% .......         14           --           477            --            1,390            --           1,113          --
     2.30% .......         --           --           245            --            1,998            --           1,680          --
     2.35% .......         --           --            89           401              191            --              --          --
     2.40% .......         29           --           150            --              646            --           4,142          --
     2.45% .......         --           --            --            86            1,169            --              --         925
     2.50% .......         --           --            --            --               --            17              66         723
     2.55% .......         --           --             2            --              114            --             482          --
     2.60% .......         --           --            --           312               --           305              --       1,164
     2.65% .......         --           --            25            --               26            --              93          --
     2.70% .......         --           --            --            --               --            --              66          --
     2.85% .......         --           --            --            --                6            --              --          --
                      -------       ------       -------        ------        ---------        ------       ---------      ------
        Totals ...    $39,054       45,730       621,915        17,849        2,695,581        27,845       1,861,090      40,140
                      =======       ======       =======        ======        =========        ======       =========      ======

                     GVITTGroFoc   GVITTGroFoc3   GVITUSGro   GVITUSGro3   GVITVKMultiSec   GVITWLead   GVITWLead3   JanBal
                     -----------   ------------   ---------   ----------   --------------   ---------   ----------   ------
     0.95% .......      $1,703         3,002          --        32,467         256,935        44,251       7,640        --
     1.00% .......         664         2,691          --        24,222         105,369        18,969       3,437        --
     1.05% .......           6           343          --         1,274          23,592         5,374         395        --
     1.10% .......         393           545          --        10,162          40,562         4,098       1,137        --
     1.15% .......         243           202          --         4,116          20,590         1,466         979        --
     1.20% .......         681         1,825          --        21,874         113,803        11,805       2,541        --
     1.25% .......          58            48         579         1,961           9,808         1,865         520       518
     1.30% .......          16         2,596          --         4,848          21,817         6,214       1,755        --
     1.35% .......         219           442          --         3,542          23,756         1,657         999        --
     1.40% .......         675         3,442          --        25,301         157,638        12,497       4,647        --
     1.45% .......         304           525          --        22,022          55,382         4,772       1,236        --
     1.50% .......         254           554          --         9,218          22,758           693         242        --
     1.55% .......         474           576          --        12,181          50,355         3,624       2,161        --
     1.60% .......         100           328          --         7,057          25,584         1,082         556        --
     1.65% .......          53           442          --         3,897          23,311         1,217         495        --
     1.70% .......          32            70          --         2,001           8,775           130         553        --
     1.75% .......          --            --          --         5,400          11,840           281          67        --
     1.80% .......          --           138          --         2,056           7,321         1,256         193        --
     1.85% .......          88            30          --         2,377           7,538         1,195         351        --
     1.90% .......          --             4          --           446           2,826            82         280        --

                                                                     (Continued)

    NATIONWIDE VARIABLE ACCOUNT-9 (NOTES TO FINANCIAL STATEMENTS, Continued)

     Continued

                     GVITTGroFoc   GVITTGroFoc3   GVITUSGro   GVITUSGro3   GVITVKMultiSec   GVITWLead   GVITWLead3   JanBal
                     -----------   ------------   ---------   ----------   --------------   ---------   ----------   ------
     1.95% .......          --            --          --          2,071           9,067            5         168        --
     2.00% .......          12             8          --          5,370           3,651           30       2,862        --
     2.05% .......          98            --          --          1,774          12,726          675          --        --
     2.10% .......          --            --          --            373           4,479          160          63        --
     2.15% .......          --            --          --            246           1,884           --       1,491        --
     2.20% .......          --            --          --             53           6,439          447          24        --
     2.25% .......          --            --          --             39              35            6         241        --
     2.30% .......          --            --          --             28             663           --       2,470        --
     2.35% .......           2             1          --             --             506           10          --        --
     2.40% .......          --            --          --            171             103           --       6,781        --
     2.45% .......          --            73          --             71           1,422           --          --        --
     2.50% .......          --            --          --             --             433           78          --        --
     2.55% .......          --            --          --             --              --           --         406        --
     2.60% .......          --            --          --            637           1,944           --          --        --
     2.65% .......          --            --          --             --              --           --         158        --
     2.70% .......          --            --          --             --              --           --          --        --
     2.85% .......          --            --          --             --              --           --          --        --
                        ------        ------         ---        -------       ---------      -------      ------       ---
        Totals ...      $6,075        17,885         579        207,255       1,032,912      123,939      44,848       518
                        ======        ======         ===        =======       =========      =======      ======       ===

                      JanCapAp    JanGlTechS2   JanGlTech   JanIntGroS2   JanIntGro   JanRMgCore   JPMSTMidCap   MFSInvGrStS
                     ----------   -----------   ---------   -----------   ---------   ----------   -----------   -----------
     0.95% .......   $  240,033      21,358       66,535       57,204      132,892       3,568         161            --
     1.00% .......      113,623       8,405       35,837       17,375       68,116         429          36            --
     1.05% .......       16,434       1,693        4,816        5,422        7,313          12          24            --
     1.10% .......       51,123       7,168       10,511       22,537       27,733          51           4            --
     1.15% .......       27,201       3,269        6,104       10,886       15,330          18          24            --
     1.20% .......      191,155      16,151       47,711       45,070      114,278       2,029         208            --
     1.25% .......       21,520       4,252        6,107        9,043       10,236          44           6            11
     1.30% .......       55,956       2,633        9,308        6,271       19,918           9          --            --
     1.35% .......       27,757       3,876        4,229       10,689        8,779          10           7            --
     1.40% .......      295,436      22,628       80,688       55,626      147,323       2,466         107            --
     1.45% .......      174,546       9,123       50,815       24,762      103,540         427           6            --
     1.50% .......       32,788       2,073       10,626        5,635       22,864          29           1            --
     1.55% .......       77,857       9,548       14,064       17,067       31,435         297          24            --
     1.60% .......       34,001       3,585        6,289       13,500       12,051         419          19            --
     1.65% .......       39,957       5,105        8,691       11,000       13,050         224           7            --
     1.70% .......       18,184       3,324        2,702       10,671        7,710          --          --            --
     1.75% .......        9,009       1,020          507        5,108        2,987         637          --            --
     1.80% .......       12,064       1,629        1,619        3,391        6,967          46          41            --
     1.85% .......       13,764       1,401        1,495        5,210        7,600          24          --            --
     1.90% .......        8,003         376        1,645        2,092        1,576         484          --            --
     1.95% .......        7,858          95        1,215        1,200        2,448          --          --            --
     2.00% .......        6,937       1,240        1,051        1,859        4,389          36          --            --
     2.05% .......        5,864       1,130        1,828        3,374        1,928          94          --            --
     2.10% .......        1,409         168          403          347        1,007           1          --            --
     2.15% .......        2,113         376          172           97          210          --          --            --
     2.20% .......        1,570         111          459           43        1,191          --          --            --
     2.25% .......          624         119           21           13          252           7          --            --
     2.30% .......           78          --            8           16           33          --          --            --
     2.35% .......           25           2            8           --           14         180          --            --
     2.40% .......          652          16           --           54           --          --          --            --
     2.45% .......            4          --            2           --            4          --          --            --
     2.50% .......          346          --           --           18           40          --          --            --
     2.55% .......           --          --           --           --           --          --          --            --
     2.60% .......          474          --           --           --           --          --          --            --
     2.65% .......           --          --           --           --           --          --          --            --
     2.70% .......          118          --           --           --           --          --          --            --
     2.85% .......           --          --           --           --           --          --          --            --
                     ----------     -------      -------      -------      -------      ------         ---           ---
        Totals ...   $1,488,483     131,874      375,466      345,580      773,214      11,541         675            11
                     ==========     =======      =======      =======      =======      ======         ===           ===

                     MFSMidCapGrS   MFSNewDiscS   MFSValS   NBAMTFasc   NBAMTFocus   NBAMTGuard   NBAMTLMat   NBAMTMCGr
                     ------------   -----------   -------   ---------   ----------   ----------   ---------   ---------
     0.95% .......        $--           --           --         --          --         166,815      41,659     235,327
     1.00% .......         --           --           --         --          --          73,846      12,510     112,914
     1.05% .......         --           --           --         --          --          18,764       2,306      19,358
     1.10% .......         --           --           --         --          --          30,018       7,737      55,608
     1.15% .......         --           --           --         --          --          17,685       3,959      24,079
     1.20% .......         --           --           --         --          --          65,790      37,248     127,424
     1.25% .......         --           --           47         15          --          10,030       1,496      15,351
     1.30% .......         --           --           --         --          --          14,646       2,647      23,260

         NATIONWIDE VARIABLE ACCOUNT-9 (NOTES TO FINANCIAL STATEMENTS)

     Continued

                     MFSMidCapGrS   MFSNewDiscS   MFSValS   NBAMTFasc   NBAMTFocus   NBAMTGuard   NBAMTLMat   NBAMTMCGr
                     ------------   -----------   -------   ---------   ----------   ----------   ---------   ---------
     1.35% .......           --            --          --         --          --        19,695       6,498       18,982
     1.40% .......           --            --          --         --          --        83,659      27,961      164,838
     1.45% .......           --            --          --         --          --        35,311       8,280      100,374
     1.50% .......        7,764         2,881       4,474      4,527       1,743         9,023       3,707       16,668
     1.55% .......           --            --          --         --          --        39,537      11,473       59,277
     1.60% .......        1,827           624       1,278        534          40        22,004       6,059       27,151
     1.65% .......        5,813         3,346       5,854      1,172         674        11,279       2,900       21,215
     1.70% .......           --            --          --         --          --         6,523         985       11,516
     1.75% .......        2,391           937       2,361        476         354         5,575         764       10,623
     1.80% .......        1,493           357          58         --          --         3,218       2,601        5,603
     1.85% .......           --            --          --         --          --         8,997       1,164        6,546
     1.90% .......        1,506           914         942        108         180         2,191           6        3,687
     1.95% .......        4,324         3,308       3,820      2,102       1,225         1,494         353        2,145
     2.00% .......        1,004            --         530        186          --         8,776          43        3,528
     2.05% .......        4,619         1,284       4,551      3,147         854         5,565         412        6,330
     2.10% .......        3,672         1,791       1,556        746       1,473           496       3,223        1,442
     2.15% .......          221           245         971        153         359           695          --          898
     2.20% .......        2,073         1,795       2,828      1,241       1,815           694         493        2,506
     2.25% .......           --            --          --         --          --            40          --          246
     2.30% .......           --            --          --         --          --           227          --           49
     2.35% .......          102           197       1,002         --         625            --          --           75
     2.40% .......           --            --          --         --          --            28          --           --
     2.45% .......          434           188         389        381          --            --          --           --
     2.50% .......          717           738          92        211         195            --          --           --
     2.55% .......           --            --          --         --          --            --          --           --
     2.60% .......        1,435            66         360         70         372            --          --           --
     2.65% .......           --            --          --         --          --            --          --            4
     2.70% .......           --            --          --         --          --            --          --           --
     2.85% .......           --            --          --         --          --            --          --           --
                        -------        ------      ------     ------       -----       -------     -------    ---------
        Totals ...      $39,395        18,671      31,113     15,069       9,909       662,621     186,484    1,077,024
                        =======        ======      ======     ======       =====       =======     =======    =========

                     NBAMTPart   NBAMSocRes   OppAggGro   OppCapAp   OppCapApS   OppGlSec3   OppGlSec   OppGlSecS
                     ---------   ----------   ---------   --------   ---------   ---------   --------   ---------
     0.95% .......    $210,268        3        300,497     648,698         --     158,224     220,873        --
     1.00% .......     121,718        7        142,754     282,114         --      43,179      55,976        --
     1.05% .......      21,789       --         24,318      43,566         --       6,011       9,754        --
     1.10% .......      23,204       31         75,850     177,539         --      43,379      68,705        --
     1.15% .......       7,607        3         27,173      91,469         --      28,878      37,815        --
     1.20% .......      65,792       33        120,887     297,026         --      86,576     170,959        --
     1.25% .......       5,292       --         23,020      44,059         --       9,657      18,153        --
     1.30% .......       7,345        2         28,551      61,966         --      14,661      31,359        --
     1.35% .......      10,518        1         18,342      75,099         --      24,175      42,222        --
     1.40% .......      71,732       --        168,704     395,429         --     132,886     191,843        --
     1.45% .......      34,463        5        105,661     179,891         --      33,964      61,287        --
     1.50% .......       4,765       --         20,264      44,691     13,645      17,907      19,079     8,573
     1.55% .......      36,323       10         44,275     172,568         --      52,164      76,540        --
     1.60% .......       7,896        9         18,091      82,702      5,454      30,905      39,483     6,166
     1.65% .......      10,872       --         29,685      72,485      7,197      20,845      42,737     4,736
     1.70% .......       3,233       --         16,994      39,973         --       6,537      13,232        --
     1.75% .......       2,294       --          5,125      26,029      3,825      12,049      15,547     4,181
     1.80% .......       3,196       --          7,282      24,375      4,517       9,644      18,357     2,904
     1.85% .......       1,816       --         10,251      43,935         --       8,340      12,095        --
     1.90% .......         458       --          2,803       8,817      1,827       4,830       4,626     1,360
     1.95% .......          75       --          2,908       4,853      8,227       6,215       4,814     8,513
     2.00% .......       1,796       29          4,257      21,812        231       2,715       6,960       320
     2.05% .......       1,897       --          3,093      19,384      6,839       9,314      11,525     8,289
     2.10% .......         138       --          1,030       1,869      5,546       5,268         916     8,000
     2.15% .......          86       --            183       2,559        637         863         731       520
     2.20% .......         408       45          1,833       4,280      4,253       5,208       1,151     7,156
     2.25% .......          36       --            207       1,434         --          48         603        --
     2.30% .......          18       --             68         334         --          28         167        --
     2.35% .......          13       --              1          48         --          29          --       344
     2.40% .......          --       --             --       1,295         --         114         542        --
     2.45% .......          --       --             --         495        148         853          --       839
     2.50% .......          --       --             55         220      3,057         121           4       456
     2.55% .......          --       --             --         234         --          --         249        --
     2.60% .......          --       --             35          --      2,032       1,270          --       669

                                                                     (Continued)

    NATIONWIDE VARIABLE ACCOUNT-9 (NOTES TO FINANCIAL STATEMENTS, Continued)

     Continued

                     NBAMTPart   NBAMSocRes   OppAggGro    OppCapAp   OppCapApS   OppGlSec3    OppGlSec   OppGlSecS
                     ---------   ----------   ---------   ---------   ---------   ---------   ---------   ---------
     2.65% .......          --       --               4         377         --          26           36        --
     2.70% .......          --       --             307          54         --          --           63        --
     2.85% .......          --       --              --          --         --          --            5        --
                      --------      ---       ---------   ---------     ------     -------    ---------    ------
        Totals ...    $655,048      178       1,204,508   2,871,679     67,435     776,883    1,178,408    63,026
                      ========      ===       =========   =========     ======     =======    =========    ======

                     OppHighIncS   OppMSFund   OppMSFundS   OppMSSmCapS   OppStratBdS     StOpp2    VEWrldEMktR1   VEWrldEMkt
                     -----------   ---------   ----------   -----------   -----------   ---------   ------------   ----------
     0.95% .......       $--         498,381         --          --              --       225,187       1,860         85,263
     1.00% .......        --         234,855         --          --              --        54,045         514         38,845
     1.05% .......        --          43,603         --          --              --         9,970         181          7,544
     1.10% .......        --         106,332         --          --              --        81,690          55          7,221
     1.15% .......        --          53,738         --          --              --        50,871          31          2,200
     1.20% .......        --         263,374         --          --              --       203,782         280         39,246
     1.25% .......        79          36,075         --          41              --        23,856          54          3,846
     1.30% .......        --          59,999         --          --              --        27,551          94          6,242
     1.35% .......        --          60,405         --          --              --        46,224         121          4,947
     1.40% .......        --         396,364         --          --              --       198,757         886         39,464
     1.45% .......        --         199,321         --          --              --        76,357         414         17,923
     1.50% .......        --          43,463     14,796          --           6,499        21,596          12          3,676
     1.55% .......        --         139,130         --          --              --       110,717         349         10,266
     1.60% .......        --          70,177      3,102          --           6,037        48,270         147          4,091
     1.65% .......        --          48,385     21,155          --           8,277        41,465          43          4,445
     1.70% .......        --          14,809         --          --              --        19,672          18          1,266
     1.75% .......        --          20,262      3,893          --           2,485        18,952           9            875
     1.80% .......        --          27,909      1,256          --           1,053        23,233           6          1,927
     1.85% .......        --          23,461         --          --              --        16,998          53          1,319
     1.90% .......        --           5,526      1,435          --           1,261         2,507          --          1,050
     1.95% .......        --           4,749      4,758          --           7,201         5,109           1            215
     2.00% .......        --          12,480        782          --               4         9,310           3          1,022
     2.05% .......        --           8,784      6,203          --           2,745        11,951          69          1,120
     2.10% .......        --           2,161     11,828          --           6,105           615          --            131
     2.15% .......        --           1,961        455          --             685         1,758          --            112
     2.20% .......        --           4,372      6,548          --           1,985         3,347          --            233
     2.25% .......        --           1,033         --          --              --           706          --             --
     2.30% .......        --             489         --          --              --           161          --             13
     2.35% .......        --             128        147          --             207            --          --             --
     2.40% .......        --             620         --          --              --           796          --             --
     2.45% .......        --              53        162          --             635           465          --             --
     2.50% .......        --             178         62          --              67           262          --             --
     2.55% .......        --              --         --          --              --           349          --             --
     2.60% .......        --             744      1,006          --             523         1,037          --             --
     2.65% .......        --              29         --          --              --            32          --             --
     2.70% .......        --              --         --          --              --           335          --             --
     2.85% .......        --              --         --          --              --            --          --             --
                         ---       ---------     ------         ---          ------     ---------       -----        -------
        Totals ...       $79       2,383,350     77,588          41          45,769     1,337,933       5,200        284,502
                         ===       =========     ======         ===          ======     =========       =====        =======

                     VEWrldHAsR1   VEWrldHAs   VKCom2   VKEmGr2   VKCorPlus2   VKEmMkt   VKMidCapG   VKUSRealEst
                     -----------   ---------   ------   -------   ----------   -------   ---------   -----------
     0.95% .......      $  842       58,564        --       --         --       85,431     17,464      351,222
     1.00% .......         627       22,008        --       --         --       28,540      6,781      111,472
     1.05% .......          27        4,164        --       --         --        5,128      1,126       21,928
     1.10% .......          87        5,150        --       --         --       10,746      4,119       61,317
     1.15% .......         111        3,310        --       --         --        7,368      3,373       37,447
     1.20% .......       1,161       30,741        --       --         --       51,273     22,872      169,035
     1.25% .......          12        1,505        --       --         --        5,274      2,098       15,372
     1.30% .......          40        1,539        --       --         --        3,894      3,143       22,265
     1.35% .......          33        2,902        --       --         --        5,777      6,232       29,606
     1.40% .......         587       24,431        --       --         --       54,521     19,787      218,183
     1.45% .......          76       10,407        --       --         --       13,169     11,380       56,439
     1.50% .......           5          982    19,548    2,836        514        3,884      6,169       23,820
     1.55% .......         115        7,877        --       --         --       18,110      6,348       99,654
     1.60% .......          13        2,308    10,353    1,682         88       14,668      1,705       48,939
     1.65% .......          62        2,809    19,300    1,885        783        6,343     11,776       31,519
     1.70% .......          --          869        --       --         --        2,051        882        9,596
     1.75% .......          --          377     9,541    1,722         --        7,625      2,868       19,309
     1.80% .......          17          945     3,966    1,490         15        1,783      2,582       11,854
     1.85% .......          --          906        --       --         --        7,418      1,806       24,356
     1.90% .......          10          681     4,712    1,081        298        1,496        291        5,465
     1.95% .......          --           19    22,262    3,571        289          290        289       10,242
     2.00% .......           5          649       177      373         --        3,972         94       14,657

         NATIONWIDE VARIABLE ACCOUNT-9 (NOTES TO FINANCIAL STATEMENTS)

     Continued

                     VEWrldHAsR1   VEWrldHAs    VKCom2   VKEmGr2   VKCorPlus2   VKEmMkt   VKMidCapG   VKUSRealEst
                     -----------   ---------   -------   -------   ----------   -------   ---------   -----------
     2.05% .......          --          614     18,268     3,464         50       2,462      1,647        15,944
     2.10% .......          --           --     21,571     2,806         --         128        182         8,039
     2.15% .......          --           51      2,619       285         --         744          6         4,267
     2.20% .......          --           16     15,943     3,781         --       1,181      1,153        11,640
     2.25% .......          --           --         --        --         --         155          4         1,452
     2.30% .......          --           14         --        --         --          29         --         4,325
     2.35% .......          --           --      1,244       283         --          --         --           485
     2.40% .......          32          177         --        --         --         317         --         8,655
     2.45% .......          --           --      1,768       362         --         263         --         2,176
     2.50% .......          --           --      1,347        57         --          --         --         1,025
     2.55% .......          --           12         --        --         --          --         --           780
     2.60% .......          --           --      4,956        72         --          --         --         1,351
     2.65% .......          --           --         --        --         --          --         --           257
     2.70% .......          --           --         --        --         --          --         --           301
     2.85% .......          --           --         --        --         --          --         --             6
                        ------      -------    -------    ------      -----     -------    -------     ---------
        Totals ...      $3,862      184,027    157,575    25,750      2,037     344,040    136,177     1,454,400
                        ======      =======    =======    ======      =====     =======    =======     =========

                     VicDivrStk   VicInvQBd   VicSmCoOpp   WRAsStrat    WRBal     WRBnd     WRCoreEq   WRDivInc
                     ----------   ---------   ----------   ---------   -------   -------   ---------   --------
     0.95% .......    $  2,778         --          506       93,612     88,717    98,227     185,703       142
     1.00% .......       2,553         --          396        1,783      1,200     1,816       2,719        --
     1.05% .......         262         --           --        1,085      1,343     2,802       3,785        --
     1.10% .......       8,730         --          228      114,747     77,218    91,532     225,110       192
     1.15% .......       2,856         --          907       58,555     43,318    41,797      82,600       212
     1.20% .......      18,713      4,516        2,931        4,281      2,241     3,374       5,477         1
     1.25% .......       2,965         31           96        8,260      7,749     9,502      16,985        --
     1.30% .......         356         --           29        1,290        922     1,689       1,651        --
     1.35% .......         134         --           --        4,371      2,058     2,470       6,641        --
     1.40% .......       5,975         --          694      187,356    151,905   173,758     422,377       261
     1.45% .......      47,253         --        2,272       21,516     17,094    13,031      45,265        25
     1.50% .......         595        112          134        9,622      4,471    10,223      15,303        72
     1.55% .......      19,357         --        2,696      154,741    109,833   116,340     290,820       196
     1.60% .......       3,812         --          976       75,220     47,976    52,115     138,870       144
     1.65% .......       1,291        130          176       10,821      7,963     7,701      24,372       126
     1.70% .......       1,597         --           54        8,197      7,744     9,965      19,223        --
     1.75% .......       4,207         --           --        1,128      4,616     2,419       2,980        --
     1.80% .......         278         --           --        5,440      5,496     3,339      12,142        10
     1.85% .......         656         --           --       22,849     12,573    15,123      46,420        --
     1.90% .......          98         --           --        4,042      2,983     2,903       9,220        45
     1.95% .......          --         --           --        8,323      3,796     6,928      17,206        --
     2.00% .......         411         --           70       12,879      8,637     7,555      25,493        17
     2.05% .......       2,910         --          322        5,200      4,205     2,936       8,178        --
     2.10% .......          --         --           --        1,566        468       865       3,396        --
     2.15% .......       2,010         --           --          720        190         9         329        --
     2.20% .......          --         --           --           35        302       351         383        --
     2.25% .......          --         --           --        1,651        650     1,598       4,385        --
     2.30% .......          --         --           --          204        188       176         953        --
     2.35% .......          --         --           --           --         32        --          31        --
     2.40% .......          --         --           --        3,652        816        --       1,353        --
     2.45% .......          --         --           --        1,052         --     3,133          30        --
     2.50% .......          --         --           --           16         --         2          18        --
     2.55% .......          --         --           --           --         --        --          --        --
     2.60% .......          --         --           --           --         --        --          --        --
     2.65% .......          --         --           --           --         --        --          --        --
     2.70% .......          --         --           --           --         --        --          --        --
     2.85% .......          --         --           --           --         --        --          --        --
                      --------      -----       ------      -------    -------   -------   ---------     -----
        Totals ...    $129,797      4,789       12,487      824,214    616,704   683,679   1,619,418     1,443
                      ========      =====       ======      =======    =======   =======   =========     =====

                     WRGrowth   WRHiInc   WRIntlII    WRIntl   WRLTBond   WRMicCpGr   WRMMkt   WRSciTech
                     --------   -------   --------   -------   --------   ---------   ------   ---------
     0.95% .......   $234,425    63,990       65      34,848    34,877        91      15,051     74,024
     1.00% .......      3,605       554       --         154       834        --         959        244
     1.05% .......      4,842     2,198       --         735       826        --         673      1,371
     1.10% .......    282,631    85,676      137      51,567    40,325        61      15,028     97,362
     1.15% .......    114,264    39,118       50      20,327    22,364        10       8,336     35,733
     1.20% .......      8,036     2,090       --       1,623       962         1         598      3,327
     1.25% .......     22,233     8,816      740       4,023     4,072        --       2,387      3,308
     1.30% .......      2,652       994       --         192     1,576        --         231        233
     1.35% .......      7,932     1,510       --       1,240       966        --         683      2,835
     1.40% .......    554,131   100,889      204     111,161    66,920       164      38,084    168,917

                                                                     (Continued)

    NATIONWIDE VARIABLE ACCOUNT-9 (NOTES TO FINANCIAL STATEMENTS, Continued)

     Continued

                      WRGrowth    WRHiInc   WRIntlII    WRIntl   WRLTBond   WRMicCpGr    WRMMkt   WRSciTech
                     ----------   -------   --------   -------   --------   ---------   -------   ---------
     1.45% .......       67,600    10,215       154      9,196     11,567      159       10,265     13,001
     1.50% .......       23,137     3,697         1      5,076      5,003        1        1,201      6,788
     1.55% .......      361,142    78,953       191     69,927     35,234      106       22,534    144,415
     1.60% .......      178,894    42,523        26     51,321     29,494       46       14,583     76,776
     1.65% .......       34,668     3,905         3      3,523      3,541        6        3,918      5,264
     1.70% .......       29,120     5,282        --      6,000      3,904       --        2,810      5,593
     1.75% .......        7,615     2,831        --        813        718       --          386      1,033
     1.80% .......       18,848     3,009        --      4,434      2,620       --        1,887      3,893
     1.85% .......       57,713    10,574        --      8,815     11,095       --        7,644     19,519
     1.90% .......       12,173     1,795        --      1,743      1,163       --        2,208      2,525
     1.95% .......       17,753     5,943        --      3,502      1,203       --        1,814      8,440
     2.00% .......       39,545     6,661        56      8,754      4,229       68        2,932      8,963
     2.05% .......       12,601     3,276        --      1,161      1,938       --          533      4,274
     2.10% .......        3,707       543        --        653      1,019       --          345        690
     2.15% .......        1,095        --        --        248         60       --           --        582
     2.20% .......           32        33        --         --         60       --           72         15
     2.25% .......        5,944     1,184        --      1,811      1,712       --          860      1,302
     2.30% .......        3,141        71        --        481        357       --           92        267
     2.35% .......           30        --        --         --         --       --           --         --
     2.40% .......        1,328        --        --        134         14       --           11      1,007
     2.45% .......           --        29        --         33         52       --           --        503
     2.50% .......           13        14        --         --         --       --           --          3
     2.55% .......           --        --        --         --         --       --           --         --
     2.60% .......           --        --        --         --         --       --           --         --
     2.65% .......           --        --        --         --         --       --           --         --
     2.70% .......           --        --        --         --         --       --           --         --
     2.85% .......           --        --        --         --         --       --           --         --
                     ----------   -------     -----    -------    -------      ---      -------    -------
        Totals ...   $2,110,850   486,373     1,627    403,495    288,705      713      156,125    692,207
                     ==========   =======     =====    =======    =======      ===      =======    =======

                      WRSmCap   WRSmCpVal   WRValue
                     --------   ---------   -------
     0.95% .......   $ 98,968      106       77,023
     1.00% .......        578       --           34
     1.05% .......      1,654       --          796
     1.10% .......    132,230       78      125,405
     1.15% .......     56,156       46       50,346
     1.20% .......      4,200       --        2,935
     1.25% .......      8,260        1        8,543
     1.30% .......        412       --        1,835
     1.35% .......      4,561       --        3,654
     1.40% .......    266,416      331      160,834
     1.45% .......     20,195        5       19,412
     1.50% .......     10,806        1        7,725
     1.55% .......    197,598      111      143,492
     1.60% .......     99,486       42       89,552
     1.65% .......      7,822       44       11,833
     1.70% .......     11,244       --        7,179
     1.75% .......      1,254       --        2,366
     1.80% .......      7,233       --        8,201
     1.85% .......     25,274        2       24,953
     1.90% .......      3,822       --        3,756
     1.95% .......      7,582       --       10,387
     2.00% .......     17,295        1       17,625
     2.05% .......      2,894       --        7,368
     2.10% .......      1,372       --        1,107
     2.15% .......        674       --          342
     2.20% .......         43       --          368
     2.25% .......      3,186       --        1,508
     2.30% .......        639       --          438
     2.35% .......         --       --           32
     2.40% .......        825       --        1,004
     2.45% .......         35       --          549
     2.50% .......          4       --           --
     2.55% .......         --       --           --
     2.60% .......         --       --           --
     2.65% .......         --       --           --
     2.70% .......         --       --           --
     2.85% .......         --       --           --
                     --------      ---      -------
        Totals ...   $992,718      768      790,602
                     ========      ===      =======

         NATIONWIDE VARIABLE ACCOUNT-9 (NOTES TO FINANCIAL STATEMENTS)

(3)  Related Party Transactions

     The Company performs various services on behalf of the Mutual Fund Companies in which the Account invests and may receive fees for the services performed. These services include, among other things, share-holder communications, preparation, postage, fund transfer agency and various other record keeping and customer service functions. These fees are paid to an affiliate of the Company.

     Contract owners may, with certain restrictions, transfer their assets between the Account and a fixed dollar contract (fixed account) maintained in the accounts of the Company. The fixed account assets are not reflected in the accompanying financial statements. In addition, the Account portion of contract owner loans is transferred to the accounts of the Company for administration and collection. Loan repayments are transferred to the Account at the direction of the contract owner. For the six month periods ended June 30, 2004 and 2003, total transfers to the Account from the fixed account were $154,538,623 and $406,378,512, respectively, and total transfers from the Account to the fixed account were $62,394,754 and $197,859,109, respectively. Transfers from the Account to the fixed account are included in redemptions, and transfers to the Account from the fixed account are included in purchase payments received from contract owners, as applicable, on the accompanying Statements of Changes in Contract
     Owners' Equity.

     For contracts with the Extra Value option, the Company contributed $1,019,179 and $3,118,914 to the Account in the form of bonus credits to the contract owner accounts for the six month periods ended June 30, 2004 and 2003, respectively. These amounts are included in purchase payments received from contract owners and are credited at the time the related purchase payment from the contract owner is received.

     For guaranteed minimum death benefits, the Company contributed $10,922,933 and $18,150,979 to the Account in the form of additional premium to contract owner accounts for the six month periods ended June 30, 2004 and 2003, respectively. These amounts are included in purchase payments received from contract owners and are credited at time of annuitant death, when applicable.

                                                                     (Continued)

     NATIONWIDE VARIABLE ACCOUNT-9 (NOTES TO FINANCIAL STATEMENTS, Continued)

(4)  Financial Highlights

     The Company offers several variable annuity products through the Account that have unique combinations of features and fees that are assessed to the contract owner. Differences in fee structures result in a variety of contract expense rates, unit fair values and total returns. The following tabular presentation is a summary of units, unit fair values and contract owners' equity outstanding for variable annuity contracts as of June 30 for the year indicated, and contract expense rate, investment income ratio and total return for each six month period ended June 30 for the year indicated. Beginning in 2003 the information is presented as a range of minimum to maximum values based upon product grouping. The range is determined by identifying the lowest and the highest contract expense rate. The unit fair values and total returns related to these identified contract expense rates are also disclosed as a range below. Accordingly, some individual contract amounts may not be within the ranges presented. For periods prior to 2003 the information is presented as a range of minimum and maximum values, however, such information is exclusive and independent for each column, and there is no intentional relationship among and between the ranges of values presented for contract expense rate, unit fair value and total return.

                                       Contract                                                 Investment
                                       Expense                       Unit          Contract       Income          Total
                                        Rate*        Units       Fair Value    Owners' Equity    Ratio**        Return***
                                    -------------  ----------  ---------------  --------------  ----------  -----------------
     AIM VIF - Balanced Fund - Series I Shares
           2004 ..................  0.95% to 2.05%     78,618  $ 9.79 to  9.50   $    762,168      0.00%      3.11% to   2.58%
           2003 ..................  0.95% to 1.60%     71,019    8.64 to  8.81        621,401      0.00%      6.30% to   6.92%
           2002 ..................  0.95% to 1.55%     28,648    8.84 to  8.87        253,767      0.00%    -11.83% to -11.57%
     AIM VIF - Basic Value Fund - Series II Shares
           2004 ..................  1.25% to 2.60%    771,834   11.15 to 10.14      7,960,462      0.00%      4.53% to   3.82%
           2003 ..................  1.50% to 2.60%    654,205    8.39 to  8.50      5,540,781      0.00%     11.60% to  12.22%
     AIM VIF - Blue Chip - Series I Shares
           2004 ..................  0.95% to 2.05%     51,833    9.09 to  8.83        467,060      0.00%      0.28% to  -0.23%
           2003 ..................  0.95% to 1.60%     38,278    7.92 to  8.07        306,736      0.00%      9.66% to  10.33%
           2002 ..................  0.95% to 1.55%      7,740    8.22 to  8.25         63,758      0.00%    -17.79% to -17.55%
     AIM VIF - Capital Appreciation Fund - Series I Shares
           2004 ..................  0.95% to 1.75%     15,022   10.06 to  6.74        149,213      0.00%      1.58% to   1.22%
           2003 ..................  0.95% to 1.60%      7,294    5.78 to  8.56         62,115      0.00%     10.35% to  10.86%
           2002 ..................      1.10%             463        8.80               4,072      0.00%         -14.65%
     AIM VIF - Capital Appreciation Fund - Series II Shares
           2004 ..................  1.25% to 2.60%    163,111   10.43 to  9.96      1,652,623      0.00%      1.30% to   0.61%
           2003 ..................  1.50% to 2.60%    157,811    8.64 to  8.75      1,375,979      0.00%      9.79% to  10.40%
     AIM VIF - Capital Development Fund - Series II Shares
           2004 ..................  1.50% to 2.05%      6,140   10.16 to 10.15         62,365      0.00%      1.59% to   1.50%(a)(b)
     AIM VIF - Core Equity Fund - Series I Shares
           2004 ..................  0.95% to 1.55%     15,472   10.62 to 10.45        162,017      0.00%      3.57% to   3.25%
           2003 ..................  0.95% to 1.55%     11,315    8.99 to  9.08        101,887      0.00%      8.81% to   9.14%
           2002 ..................  0.95% to 1.40%      1,371    9.15 to  9.17         12,546      0.00%     -8.02% to  -7.81%
     AIM VIF - Premier Equity Fund - Series I Shares
           2004 ..................  0.95% to 1.55%     55,968    8.70 to  8.57        481,856      0.00%      0.71% to   0.40%
           2003 ..................  0.95% to 1.55%     49,665    7.59 to  7.67        378,098      0.00%      9.57% to   9.90%
           2002 ..................  0.95% to 1.55%     19,827    7.89 to  7.92        156,660      0.00%    -21.80% to -21.57%
     AIM VIF - Premier Equity Fund - Series II Shares
           2004 ..................  1.50% to 2.60%    199,220    9.48 to  9.25      1,875,035      0.00%      0.24% to  -0.32%
           2003 ..................  1.50% to 2.60%    147,951    8.31 to  8.42      1,239,905      0.00%      8.84% to   9.44%
     Alliance VPSF - AllianceBernstein Growth & Income Portfolio - Class B
           2004 ..................  1.50% to 2.60%    425,602   10.49 to 10.24      4,434,573      0.78%      2.30% to   1.73%
           2003 ..................  1.50% to 2.60%    252,668    8.89 to  9.01      2,268,577      1.21%     13.81% to  14.45%
     Alliance VPSF - AllianceBernstein Small Cap Value Portfolio - Class B
           2004 ..................  1.25% to 2.60%    489,135   11.39 to 11.90      5,917,887      0.08%      6.56% to   5.84%
           2003 ..................  1.50% to 2.60%    402,105    9.00 to  9.12      3,651,443      0.77%      9.85% to  10.46%
     Alliance VPSF - AllianceBerntsein Premier Growth Portfolio - Class B
           2004 ..................  1.50% to 2.60%    405,576    9.75 to  9.51      3,927,729      0.00%      2.56% to   1.98%
           2003 ..................  1.50% to 2.60%    350,538    8.41 to  8.52      2,974,871      0.00%      8.29% to   8.90%
     American Century VP - Income & Growth Fund - Class I
           2004 ..................  0.95% to 2.70% 19,591,254   13.12 to  8.98    244,715,203      1.43%      4.32% to   3.45%
           2003 ..................  0.95% to 2.25% 20,818,044    7.43 to 10.94    217,670,736      1.27%     10.47% to  11.50%
           2002 ..................  0.95% to 2.25% 21,089,092    7.55 to 10.97    223,217,617      1.02%    -11.52% to -10.73%
           2001 ..................  0.95% to 1.90% 19,254,194    9.11 to 12.96    243,466,110      0.84%     -4.97% to  -4.27%
           2000 ..................  0.95% to 2.20% 14,657,632   10.35 to 14.68    211,881,953      0.52%     -4.64% to  -4.03%

         NATIONWIDE VARIABLE ACCOUNT-9 (NOTES TO FINANCIAL STATEMENTS)

                                       Contract                                                 Investment
                                       Expense                       Unit          Contract       Income          Total
                                        Rate*         Units       Fair Value    Owners' Equity    Ratio**       Return***
                                    -------------  ----------  ---------------  --------------  ----------  -----------------
     American Century VP - Income & Growth Fund - Class II
           2004 ..................  1.50% to 2.60%    472,671  $10.84 to 10.58   $  5,087,189      1.15%      3.93% to   3.35%
           2003 ..................  1.50% to 2.60%    383,876    8.98 to  9.10      3,478,143      1.12%     10.41% to  11.02%
     American Century VP - Inflation Protection Fund - Class II
           2004 ..................  0.95% to 2.60%  3,735,096   10.29 to 10.09     38,486,063      1.84%      0.35% to  -0.49%
           2003 ..................  0.95% to 2.10%    385,518   10.22 to 10.42      3,959,751      0.16%      2.18% to   2.38%(a)(b)
     American Century VP - International Fund - Class I
           2004 ..................  0.95% to 2.30% 10,194,139   11.03 to  8.34    109,676,943      0.56%      1.77% to   1.14%
           2003 ..................  0.95% to 2.20% 11,946,482    6.95 to  9.27    107,119,322      0.75%      3.64% to   4.46%
           2002 ..................  0.95% to 2.20% 17,357,833    8.13 to 10.71    179,904,306      0.80%     -5.67% to  -4.92%
           2001 ..................  0.95% to 2.00% 22,641,326    9.85 to 12.78    278,500,709      0.08%    -21.17% to -20.53%
           2000 ..................  0.95% to 2.25% 17,052,668    9.67 to 18.29    302,078,569      0.12%     -7.05% to  -3.31%(b)
     American Century VP - International Fund - Class III
           2004 ..................  0.95% to 2.60%  5,902,730   10.12 to  9.76     59,407,404      0.61%      1.77% to   0.98%
           2003 ..................  0.95% to 2.25%  5,331,297    8.25 to  8.42     44,758,127      0.77%      3.53% to   4.46%
           2002 ..................  0.95% to 2.25%  1,923,277    9.70 to  9.72     18,686,429      0.00%     -3.01% to  -2.80%(a)(b)
     American Century VP - Ultra(R)Fund - Class I
           2004 ..................  0.95% to 2.70%  1,531,477   10.33 to  9.93     15,720,323      0.00%      4.51% to   3.64%
           2003 ..................  0.95% to 2.25%  1,134,344    8.68 to  8.87     10,014,758      0.00%     10.01% to  11.04%
           2002 ..................  0.95% to 1.85%    106,636    9.09 to  9.11        971,225      0.00%     -9.07% to  -8.87%(a)(b)
     American Century VP - Ultra(R)Fund - Class II
           2004 ..................  1.50% to 2.60%    313,395   10.17 to  9.93      3,170,133      0.00%      4.24% to   3.66%
           2003 ..................  1.50% to 2.60%    253,675    8.68 to  8.79      2,223,185      0.00%     10.13% to  10.75%
     American Century VP - Value Fund - Class I
           2004 ..................  0.95% to 2.65% 31,678,004   16.05 to 13.77    515,444,299      1.00%      5.73% to   4.88%
           2003 ..................  0.95% to 2.25% 29,709,513   10.32 to 13.76    390,271,114      1.06%      7.94% to   8.91%
           2002 ..................  0.95% to 2.25% 29,945,893   10.60 to 14.00    400,944,082      0.84%     -5.17% to  -4.36%
           2001 ..................  0.95% to 1.90% 15,183,902   10.79 to 14.01    203,519,446      0.96%      6.03% to   6.70%
           2000 ..................  0.95% to 2.20%  4,847,825    8.31 to 10.75     49,348,487      1.13%     -5.06% to  -4.45%
     American Century VP - Value Fund - Class II
           2004 ..................  1.50% to 2.60%    742,183   11.52 to 11.25      8,498,523      0.86%      5.41% to   4.82%
           2003 ..................  1.50% to 2.60%    640,874    9.22 to  9.34      5,967,350      0.83%      7.86% to   8.46%
     BB&T VIF - Capital Manager Equity Fund
           2004 ..................  0.95% to 2.05%    234,320   11.87 to 11.53      2,752,691      0.00%      5.57% to   5.05%
           2003 ..................  0.95% to 1.65%    162,228    9.29 to  9.47      1,526,958      0.00%     13.26% to  13.95%
           2002 ..................  0.95% to 1.55%     31,523    9.93 to  9.97        314,013      0.00%     -5.22% to  -4.93%
     BB&T VIF - Large Cap Value Fund
           2004 ..................  0.95% to 2.00%    360,685   10.23 to  9.95      3,659,968      0.84%      3.25% to   2.76%
           2003 ..................  0.95% to 1.70%    282,037    8.59 to  8.75      2,455,784      0.94%      7.49% to   8.12%
           2002 ..................  0.95% to 1.70%     64,886    9.30 to  9.35        605,691      0.00%     -8.42% to  -8.08%
     BB&T VIF - Large Company Growth Fund
           2004 ..................  0.95% to 2.05%    208,343    9.14 to  8.87      1,879,854      0.00%      1.59% to   1.08%
           2003 ..................  0.95% to 1.70%    163,467    7.82 to  7.97      1,291,300      0.00%     11.66% to  12.35%
           2002 ..................  0.95% to 1.70%     31,627    8.12 to  8.16        257,754      0.00%    -21.07% to -20.78%
     BB&T VIF - Mid Cap Growth Fund
           2004 ..................  0.95% to 1.75%    195,006   10.14 to  9.93      1,954,982      0.19%      2.70% to   2.33%
           2003 ..................  0.95% to 1.70%    151,373    8.52 to  8.64      1,297,556      0.00%      8.18% to   8.67%
           2002 ..................  0.95% to 1.70%     71,292    9.13 to  9.17        652,112      0.00%    -10.35% to -10.01%
     Credit Suisse Trust - Global Post-Venture Capital Portfolio
           2004 ..................  0.95% to 1.65%    402,065    9.77 to 11.59      3,974,899      0.00%      7.21% to   6.84%
           2003 ..................  0.95% to 1.65%    472,828    7.31 to  9.02      3,530,808      0.00%     17.62% to  18.03%
           2002 ..................  0.95% to 1.65%    739,851    8.13 to 10.04      6,160,341      0.00%    -14.79% to -14.50%
           2001 ..................  0.95% to 1.65%    976,705   10.78 to 13.31     10,742,945      0.00%    -20.27% to -19.99%
           2000 ..................  0.95% to 1.65%  1,237,338   17.54 to 21.68     22,110,745      0.00%      4.12% to   4.49%
     Credit Suisse Trust - International Focus Portfolio
           2004 ..................  0.95% to 1.65%    983,415    8.91 to 10.02      8,806,932      0.00%      0.54% to   0.18%
           2003 ..................  0.95% to 1.65%  1,128,617    7.24 to  8.47      8,257,601      0.00%      7.94% to   8.32%
           2002 ..................  0.95% to 1.65%  1,667,128    8.26 to  9.67     13,909,079      0.00%     -2.36% to  -2.02%
           2001 ..................  0.95% to 1.65%  2,287,191    9.17 to 10.74     21,399,153      0.00%    -16.63% to -16.34%
           2000 ..................  0.95% to 1.65%  2,591,586   13.58 to 15.91     35,842,062      0.00%     -9.50% to  -9.18%

                                                                     (Continued)

    NATIONWIDE VARIABLE ACCOUNT-9 (NOTES TO FINANCIAL STATEMENTS, Continued)

                                     Contract                                                  Investment
                                      Expense                       Unit          Contract       Income          Total
                                      Rate*         Units        Fair Value    Owners' Equity    Ratio**       Return***
                                  -------------  -----------  ---------------  --------------  ----------  -----------------
     Credit Suisse Trust - Large Cap Value Portfolio
           2004 ................  0.95% to 2.30%   1,200,638  $12.63 to 10.09  $   15,134,517     0.00%      2.24% to   1.59%
           2003 ................  0.95% to 1.85%   1,261,792    8.06 to 11.07      13,604,424     0.00%      7.52% to   8.32%
           2002 ................  0.95% to 1.85%   1,551,993    8.86 to 12.07      18,250,027     0.00%    -10.71% to -10.10%
           2001 ................  0.95% to 1.85%   1,715,783   10.22 to 13.83      23,102,579     0.00%      2.15% to   2.82%
           2000 ................  0.95% to 1.90%   1,683,743    9.01 to 12.13      19,860,801     0.00%     -3.37% to  -2.90%
     Dreyfus Emerging Leaders Fund - Service Shares
           2004 ................  1.50% to 2.60%     126,210   11.59 to 11.31       1,449,404     0.00%      4.04% to   3.46%
           2003 ................  1.50% to 2.60%     101,322    8.82 to  8.93         900,473     0.00%     15.64% to  16.29%
     Dreyfus IP - Small Cap Stock Index Portfolio - Service Class
           2004 ................  0.95% to 2.40%   4,318,712   11.36 to 11.00      48,767,397     0.00%      9.17% to   8.45%
           2003 ................  0.95% to 2.25%   1,622,330    8.40 to  8.55      13,820,232     0.00%     11.27% to  12.10%
           2002 ................  0.95% to 1.85%     194,664    9.05 to  9.07       1,764,065     0.00%     -9.49% to  -9.34%(a)(b)
     Dreyfus Socially Responsible Growth Fund, Inc., - Service Shares, The
           2004 ................  1.50% to 2.60%      43,378    9.50 to  9.27         407,948     0.00%      1.85% to   1.28%
           2003 ................  1.50% to 2.60%      28,431    8.12 to  8.23         232,694     0.00%      8.72% to   9.32%
     Dreyfus Socially Responsible Growth Fund, Inc., The
           2004 ................  0.95% to 2.70%  13,785,861   10.19 to  7.01     136,934,881     0.01%      2.25% to   1.40%
           2003 ................  0.95% to 2.25%  14,878,608    5.91 to  8.77     127,404,250     0.01%      8.71% to   9.75%
           2002 ................  0.95% to 2.25%  18,174,340    6.39 to  9.36     166,751,574     0.01%    -18.29% to -17.52%
           2001 ................  0.95% to 2.00%  20,466,126    8.78 to 12.65     254,921,849     0.01%    -15.22% to -14.53%
           2000 ................  0.95% to 2.45%  15,849,819   10.26 to 17.14     269,436,698     0.01%      1.42% to   2.67%(b)
     Dreyfus Stock Index Fund, Inc. - Initial Shares
           2004 ................  0.95% to 2.65%  90,086,051   12.33 to  8.44   1,061,082,757     0.66%      2.84% to   2.01%
           2003 ................  0.95% to 2.25%  92,174,708    6.51 to 10.48     924,750,176     0.70%     10.11% to  11.11%
           2002 ................  0.95% to 2.25% 100,229,689    6.66 to 10.58   1,023,592,241     0.63%    -14.40% to -13.73%
           2001 ................  0.95% to 2.10%  98,333,560    8.81 to 13.07   1,252,230,313     0.52%     -8.06% to  -7.28%
           2000 ................  0.95% to 2.45%  77,632,435   10.02 to 15.53   1,187,855,037     0.50%     -1.64% to  0.32%(b)
     Dreyfus VIF - Appreciation Portfolio - Initial Shares
           2004 ................  0.95% to 2.65%  13,882,565   12.96 to  8.90     170,891,091     0.03%      1.43% to   0.61%
           2003 ................  0.95% to 2.25%  14,690,122    7.55 to 11.49     160,889,830     0.02%      7.02% to   7.99%
           2002 ................  0.95% to 2.25%  14,977,240    7.81 to 11.73     168,505,325     0.01%     -9.90% to  -9.11%
           2001 ................  0.95% to 2.10%  13,704,501    9.16 to 13.40     178,647,390     0.01%     -7.40% to  -6.70%
           2000 ................  0.95% to 2.40%  11,725,319   10.20 to 14.93     172,365,393     0.00%      1.66% to   2.30%
     Dreyfus VIF - Appreciation Portfolio - Service Shares
           2004 ................  1.50% to 2.60%     360,730   10.05 to  9.81       3,598,783     0.00%      1.05% to   0.48%
           2003 ................  1.50% to 2.60%     290,067    8.87 to  8.99       2,596,954     0.02%      6.94% to   7.54%
     Dreyfus VIF - Developing Leaders Portfolio - Initial Shares
           2004 ................  0.95% to 1.85%      39,706   11.59 to 10.15         425,588     0.00%      4.00% to   3.59%
           2003 ................  0.95% to 1.55%      32,877    8.34 to  9.45         284,651     0.00%     10.01% to  10.57%
           2002 ................  0.95% to 1.50%       2,135   10.27 to 10.31          21,965     0.00%     -3.60% to  -3.33%
     Dreyfus VIF - International Value Portfolio - Initial Shares
           2004 ................  0.95% to 1.55%      33,811   12.66 to 12.46         424,449     0.23%      7.32% to   7.00%
           2003 ................  0.95% to 1.55%      25,978    9.24 to  9.34         241,222     0.18%      6.54% to   6.86%
           2002 ................  1.15% to 1.50%       1,289   10.68 to 10.70          13,781     0.00%      6.32% to   6.50%
     Federated IS - American Leaders Fund II - Service Shares
           2004 ................  1.50% to 2.60%      67,182   10.31 to 10.06         687,034     1.27%      1.97% to   1.41%
           2003 ................  1.50% to 2.60%      47,478    8.70 to  8.82         416,614     1.25%      8.78% to   9.39%
     Federated IS - Capital Appreciation Fund II - Service Shares
           2004 ................  1.50% to 2.60%     128,892   10.01 to  9.77       1,279,633     0.48%      0.83% to   0.27%
           2003 ................  1.50% to 2.60%     109,751    8.72 to  8.83         964,864     0.43%      7.94% to   8.54%
     Federated IS - High Income Bond Fund II-Service Shares
           2004 ................  1.50% to 2.60%     528,357   11.67 to 11.39       6,113,950     7.47%      1.31% to   0.74%
           2003 ................  0.95% to 2.60%     447,204   10.62 to 10.76       4,792,102     6.23%     11.46% to  12.09%
     Federated IS - Quality Bond Fund II - Primary Shares
           2004 ................  0.95% to 2.70%  30,079,113   12.82 to 11.62     378,864,313     4.15%     -0.49% to  -1.37%
           2003 ................  0.95% to 2.25%  37,564,705   11.96 to 12.97     480,165,034     3.34%      3.43% to   4.33%
           2002 ................  0.95% to 2.25%  26,496,599   11.00 to 11.72     307,048,557     3.49%      1.23% to   2.11%
           2001 ................  0.95% to 1.90%  11,573,192   10.67 to 11.07     127,170,474     2.36%      2.53% to   3.21%
           2000 ................  0.95% to 2.10%   2,638,755    9.93 to 10.07      26,508,046     0.89%      2.05% to   2.65%
     Federated IS - Quality Bond Fund II - Service Shares
           2004 ................  1.50% to 2.60%   1,087,474   10.88 to 10.62      11,752,744     4.04%     -0.89% to  -1.44%
           2003 ................  1.50% to 2.60%   1,113,407   10.95 to 11.09      12,304,599     3.17%      3.35% to   3.92%

          NATIONWIDE VARIABLE ACCOUNT-9 (NOTES TO FINANCIAL STATEMENTS)

                                     Contract                                                  Investment
                                      Expense                       Unit          Contract       Income          Total
                                       Rate*        Units        Fair Value    Owners' Equity     Ratio**      Return***
                                  -------------  -----------  ---------------  --------------  ----------  -----------------
     Fidelity(R) VIP - Equity-Income Portfolio - Service Class
           2004 ................  0.95% to 2.65% 64,769,088   $13.23 to 10.56   $854,958,313      1.48%      2.92% to   2.09%
           2003 ................  0.95% to 2.25% 62,174,978     8.11 to 11.27    682,229,244      1.70%      9.15% to  10.14%
           2002 ................  0.95% to 2.25% 61,009,108     8.47 to 11.64    693,003,724      1.51%     -7.41% to  -6.61%
           2001 ................  0.95% to 1.95% 47,246,230     9.68 to 13.10    604,325,708      1.50%     -2.13% to  -1.46%
           2000 ................  0.95% to 2.10% 33,585,893     8.93 to 12.02    392,401,974      1.59%     -3.78% to  -3.22%
     Fidelity(R) VIP - Equity-Income Portfolio - Service Class 2
           2004 ................  1.50% to 2.60%  1,498,043    10.75 to 10.49     15,992,972      1.42%      2.57% to   2.00%
           2003 ................  1.50% to 2.60%  1,226,021     8.86 to  8.98     10,965,080      1.20%      9.11% to   9.72%
     Fidelity(R) VIP - Growth Portfolio - Service Class
           2004 ................  0.95% to 2.65% 57,187,831    12.41 to  7.84    668,045,702      0.16%      0.94% to   0.13%
           2003 ................  0.95% to 2.20% 59,414,591     6.58 to 10.55    592,195,697      0.20%     11.83% to  12.88%
           2002 ................  0.95% to 2.20% 67,050,445     6.86 to 10.86    692,471,322      0.13%    -20.36% to -19.66%
           2001 ................  0.95% to 2.10% 68,347,538     9.56 to 14.91    979,406,289      0.00%    -10.87% to -10.09%
           2000 ................  0.95% to 2.40% 51,175,456    10.23 to 19.69    984,380,185      0.08%      2.27% to   4.57%(a)
     Fidelity(R) VIP - Growth Portfolio - Service Class 2
           2004 ................  1.50% to 2.60%    631,989     9.77 to  9.53      6,131,858      0.13%      0.60% to   0.04%
           2003 ................  1.50% to 2.60%    528,012     8.26 to  8.36      4,399,201      0.10%     11.83% to  12.45%
     Fidelity(R) VIP - High Income Portfolio - Service Class
           2004 ................  0.95% to 2.65% 26,925,939     8.86 to  8.30    245,966,082      8.16%      0.04% to  -0.78%
           2003 ................  0.95% to 2.25% 36,120,776     7.38 to  8.96    306,529,889      5.92%     15.54% to  16.51%
           2002 ................  0.95% to 2.20% 23,604,746     5.95 to  7.15    158,602,931      0.70%     -5.39% to  -4.72%
           2001 ................  0.95% to 1.90% 23,518,889     6.74 to  7.95    175,093,190      2.33%     -8.32% to  -7.64%
           2000 ................  0.95% to 2.20% 20,349,727     9.06 to 10.64    200,552,659      6.41%     -6.00% to  -5.40%
     Fidelity(R) VIP - Overseas Portfolio - Service Class
           2004 ................  0.95% to 2.25%  5,817,230    10.95 to  9.19     64,480,973      1.10%      0.52% to  -0.07%
           2003 ................  0.95% to 2.20%  6,521,418     6.73 to  9.24     55,727,931      0.82%      8.98% to   9.76%
           2002 ................  0.95% to 2.20%  9,469,449     7.64 to 10.37     90,822,839      0.67%     -3.66% to  -2.96%
           2001 ................  0.95% to 1.90% 12,850,557     9.07 to 12.09    143,648,276      4.91%    -12.55% to -11.90%
           2000 ................  0.95% to 2.25%  8,973,739     9.84 to 16.22    133,567,498      1.29%     -6.04% to  -1.60%(b)
     Fidelity(R) VIP - Overseas Portfolio - Service Class 2 R
           2004 ................  1.50% to 2.60%    693,321    10.88 to 10.62      7,486,943      1.08%      0.12% to  -0.44%
           2003 ................  1.50% to 2.60%    592,204     8.33 to  8.44      4,976,652      0.69%      8.74% to   9.35%
     Fidelity(R) VIP - Overseas Portfolio - Service Class R
           2004 ................  0.95% to 2.70%  6,542,606    11.04 to 10.62     71,888,744      1.04%      0.45% to  -0.36%
           2003 ................  0.95% to 2.25%  3,498,842     8.32 to  8.51     29,681,619      0.75%      8.74% to   9.78%
           2002 ................  0.95% to 2.20%    911,010     9.50 to  9.52      8,671,402      0.00%     -4.97% to  -4.78%(a)(b)
     Fidelity(R) VIP II - Contrafund(R) Portfolio - Service Class
           2004 ................  0.95% to 2.85% 47,682,849    15.24 to 10.56    707,941,657      0.25%      5.75% to   4.79%
           2003 ................  0.95% to 2.40% 44,826,267     7.50 to 12.36    541,306,498      0.36%      7.95% to   9.02%
           2002 ................  0.95% to 2.40% 45,237,835     7.66 to 12.47    555,046,974      0.70%     -2.24% to  -1.30%
           2001 ................  0.95% to 2.00% 43,687,118     9.18 to 13.04    563,994,712      0.68%    -11.14% to -10.43%
           2000 ................  0.95% to 2.45% 35,885,772     9.75 to 15.47    552,085,669      0.32%     -2.49% to  -1.82%(a)
     Fidelity(R) VIP II - Contrafund(R) Portfolio - Service Class 2
           2004 ................  1.50% to 2.60%  1,243,195    11.48 to 11.20     14,169,533      0.21%      5.36% to   4.78%
           2003 ................  1.50% to 2.60%    952,244     9.25 to  9.37      8,889,487      0.21%      8.05% to   8.65%
     Fidelity(R) VIP II - Investment Grade Bond Portfolio - Service Class
           2004 ................  0.95% to 2.10%  2,076,910    10.11 to  9.97     21,304,101      3.83%     -0.43% to  -1.01%
           2003 ................  0.95% to 1.80%    100,900    10.13 to 11.11      1,038,861      0.00%      1.35% to   1.49%(a)(b)
     Fidelity(R) VIP III - Growth Opportunities Portfolio - Service Class
           2004 ................  0.95% to 2.35% 10,042,793     9.22 to  6.64     90,495,326      0.47%      0.91% to   0.25%
           2003 ................  0.95% to 2.05% 11,341,728     5.72 to  8.00     88,643,411      0.65%     11.47% to  12.34%
           2002 ................  0.95% to 2.20% 13,963,306     5.72 to  7.94    108,665,860      0.88%    -14.36% to -13.71%
           2001 ................  0.95% to 1.95% 16,089,982     7.24 to  9.86    156,299,722      0.25%     -9.93% to  -9.21%
           2000 ................  0.95% to 2.40% 15,682,743     9.37 to 12.69    197,465,437      1.19%     -4.76% to  -1.40%(b)
     Fidelity(R) VIP III - Mid Cap Portfolio - Service Class 2
           2004 ................  1.25% to 2.60%    716,916    11.28 to 11.99      8,742,236      0.00%      5.43% to   4.71%
           2003 ................  1.50% to 2.60%    521,581     9.13 to  9.25      4,804,887      0.22%      7.37% to   7.97%
     Fidelity(R) VIP III - Value Strategies Portfolio - Service Class
           2004 ................  0.95% to 2.65%  5,822,438    12.25 to 11.80     70,870,870      0.00%      5.07% to   4.26%
           2003 ................  0.95% to 2.20%  2,051,364     8.83 to  9.02     18,455,063      0.00%     19.84% to  20.95%
           2002 ................  0.95% to 2.20%     58,237     8.75 to  8.77        510,418      0.00%    -12.48% to -12.30%(a)(b)

                                                                     (Continued)

    NATIONWIDE VARIABLE ACCOUNT-9 (NOTES TO FINANCIAL STATEMENTS, Continued)

                                     Contract                                                  Investment
                                      Expense                       Unit          Contract       Income          Total
                                      Rate*         Units        Fair Value    Owners' Equity    Ratio**       Return***
                                  -------------  -----------  ---------------  --------------  ----------  -----------------
     Fidelity(R) VIP III - Value Strategies Portfolio - Service Class 2
           2004 ................  1.50% to 2.60%    219,440   $12.15 to 11.86   $  2,646,374      0.00%      4.76% to   4.17%
           2003 ................  1.50% to 2.60%    145,724     8.89 to  9.00      1,306,703      0.00%     19.69% to  20.35%
     First Horizon Capital Appreciation Portfolio
           2004 ................  0.95% to 2.00%     40,659    13.03 to 12.65        522,963      0.00%      3.47% to   2.92%
           2003 ................  0.95% to 2.00%     31,674    10.50 to 10.71        336,006      0.00%     19.21% to  19.84%
           2002 ................  0.95% to 2.00%     14,246     9.67 to  9.75        138,401      0.00%    -12.52% to -12.06%
        Initial Funding by Depositor
           2004 ................       0.00%         50,000         13.12            656,000      0.00%            4.42%
           2003 ................       0.00%         50,000         10.68            534,000      0.00%           20.79%
           2002 ................       0.00%         50,000          9.63            481,500      0.00%          -11.11%
     First Horizon Core Equity Portfolio
           2004 ................  0.95% to 2.00%    191,466     9.67 to  9.39      1,832,075      0.00%      0.99% to   0.46%
           2003 ................  0.95% to 2.00%    158,616     8.34 to  8.50      1,339,823      0.00%     12.50% to  13.09%
           2002 ................  0.95% to 2.00%     91,962     8.24 to  8.31        762,730      0.00%    -19.49% to -19.07%
        Initial Funding by Depositor
           2004 ................       0.00%         50,000          9.71            485,374      0.00%            1.82%
           2003 ................       0.00%         50,000          8.45            422,662      0.00%           13.95%
           2002 ................       0.00%         50,000          8.19            409,319      0.00%          -17.15%
     Franklin Templeton VIP - Franklin Rising Dividends Securities Fund - Class 2
           2004 ................       1.25%          6,237         10.65             66,435      0.00%            3.94%
     Franklin Templeton VIP - Franklin Small Cap Value Securities Fund - Class 2
           2004 ................       1.25%          2,061         11.58             23,868      0.00%            8.44%
     Franklin Templeton VIP - Templeton Foreign Securities Fund - Class 2
           2004 ................       1.25%          6,468         11.06             71,550      0.00%            3.51%
     Gartmore GVIT Comstock Value Fund - Class I
           2004 ................  0.95% to 2.70%  6,126,538    10.55 to  8.17     64,122,611      0.62%      4.34% to   3.48%
           2003 ................  0.95% to 2.25%  4,639,588     6.61 to  8.91     40,317,546      0.64%     11.65% to  12.71%
           2002 ................  0.95% to 2.20%  4,259,097     6.85 to  9.13     38,107,471      0.68%    -15.16% to -14.56%
           2001 ................  0.95% to 2.10%  4,328,212     8.49 to 11.18     47,489,026      0.61%     -9.82% to  -9.19%
           2000 ................  0.95% to 2.25%  2,934,600     9.81 to 14.12     40,555,556      0.37%     -1.95% to   1.27%(a)
     Gartmore GVIT Dreyfus International Value Fund - Class II
           2004 ................       1.25%            349         11.65              4,064      0.00%            6.81%
     Gartmore GVIT Dreyfus International Value Fund - Class III
           2004 ................  0.95% to 2.40%  1,121,170    14.80 to 14.57     16,549,660      2.35%      7.08% to   6.37%
           2003 ................  0.95% to 2.00%  1,017,478    10.84 to 10.86     11,040,935      0.00%      8.37% to   8.56%(a)(b)
     Gartmore GVIT Dreyfus Mid Cap Index Fund - Class I
           2004 ................  0.95% to 2.70% 16,137,021    17.18 to 14.20    288,768,023      0.24%      5.23% to   4.37%
           2003 ................  0.95% to 2.25% 13,916,941     9.79 to 15.20    198,083,492      0.21%     10.40% to  11.43%
           2002 ................  0.95% to 2.25% 13,713,566    10.17 to 15.61    200,403,252      0.15%     -4.98% to  -4.15%
           2001 ................  0.95% to 2.10%  8,047,645    12.87 to 16.72    125,919,314      0.29%     -0.62% to   0.18%
           2000 ................  0.95% to 2.25%  2,438,979    10.52 to 15.77     35,590,021      0.36%      5.17% to   7.70%(a)
     Gartmore GVIT Emerging Markets Fund - Class I
           2004 ................  0.95% to 2.15%    323,259    11.03 to  9.06      3,384,257      0.07%     -1.72% to  -2.23%
           2003 ................  0.95% to 2.05%    430,241     6.57 to  7.93      3,264,244      0.27%     14.85% to  15.64%
           2002 ................  0.95% to 2.05%  1,198,712     6.65 to  7.92      8,973,687      0.06%     -3.61% to  -2.95%
           2001 ................  0.95% to 1.85%    400,433     7.51 to  8.82      3,348,912      0.57%      0.77% to   1.52%
     Gartmore GVIT Emerging Markets Fund - Class III
           2004 ................  0.95% to 2.30%  3,369,326    12.10 to 11.75     40,517,344      0.07%     -1.72% to  -2.30%
           2003 ................  0.95% to 2.25%  1,510,493     8.54 to  8.69     13,062,744      0.30%     14.60% to  15.45%
           2002 ................  0.95% to 2.05%    380,556     8.67 to  8.70      3,307,799      0.00%    -13.25% to -13.04%(a)(b)
     Gartmore GVIT Emerging Markets Fund - Class VI
           2004 ................  1.50% to 2.15%      6,711     9.68 to  9.66         64,899      0.00%     -3.25% to  -3.35%(a)(b)
     Gartmore GVIT Federated High Income Bond Fund - Class I
           2004 ................  0.95% to 2.50% 14,853,675    12.87 to 11.00    184,926,019      3.63%      1.28% to   0.52%
           2003 ................  0.95% to 2.20% 16,391,860     9.98 to 11.83    188,219,185      3.73%     11.96% to  12.83%
           2002 ................  0.95% to 2.20% 10,948,382     8.70 to 10.18    108,861,061      4.40%     -1.55% to  -0.76%
           2001 ................  0.95% to 1.95%  7,308,433     8.80 to 10.11     72,861,449      5.15%      1.04% to   1.74%
           2000 ................  0.95% to 2.00%  4,918,248     9.42 to 10.72     52,497,045      4.84%     -2.48% to  -1.97%
     Gartmore GVIT Global Financial Services Fund - Class I
           2004 ................       1.25%          3,496         12.49             43,649      0.70%            4.04%

          NATIONWIDE VARIABLE ACCOUNT-9 (NOTES TO FINANCIAL STATEMENTS)

                                 Contract                                                     Investment
                                  Expense                       Unit            Contract        Income          Total
                                   Rate*         Units        Fair Value     Owners' Equity     Ratio**        Return***
                              -------------   ----------   ---------------   --------------   ----------   -----------------
     Gartmore GVIT Global Financial Services Fund - Class III
           2004 ...........   0.95% to 2.60%     658,857   $12.91 to 12.40   $    8,457,080      0.89%       4.21% to   3.42%
           2003 ...........   0.95% to 2.15%     331,251     9.76 to 10.00        3,298,013      0.00%      12.12% to  13.08%
           2002 ...........   0.95% to 1.80%      85,332     9.74 to  9.79          834,873      0.00%      -2.63% to  -2.09%(a)(b)

     Gartmore GVIT Global Health Sciences Fund - Class I
           2004 ...........       1.25%            7,716        11.78                90,861      0.00%            5.48%
           2003 ...........       1.25%              592        10.39                 6,149      0.00%           25.59%

     Gartmore GVIT Global Health Sciences Fund - Class III
           2004 ...........   0.95% to 2.65%   2,626,052    12.11 to 11.62       31,584,677      0.00%       5.63% to   4.79%
           2003 ...........   0.95% to 2.60%   1,906,155    10.38 to 10.65       20,181,655      0.00%      24.65% to  25.75%
           2002 ...........   0.95% to 2.05%     236,713     9.02 to  9.07        2,144,064      0.00%      -9.83% to  -9.33%(a)(b)

     Gartmore GVIT Global Technology and Communications Fund - Class I
           2004 ...........   0.95% to 2.20%   1,127,475     2.98 to  2.84        3,529,300      0.00%       0.33% to  -0.30%
           2003 ...........   0.95% to 2.20%   1,288,324     2.34 to  2.94        3,294,219      0.00%      24.45% to  25.35%
           2002 ...........   0.95% to 2.20%   2,093,635     2.25 to  2.82        5,122,583      0.57%     -32.83% to -32.33%
           2001 ...........   0.95% to 1.85%   1,911,992     4.21 to  5.24        8,552,712      0.00%     -30.02% to -29.45%

     Gartmore GVIT Global Technology and Communications Fund - Class III
           2004 ...........   0.95% to 2.40%   2,189,408    11.02 to 10.67       23,948,854      0.00%       0.32% to  -0.34%
           2003 ...........   0.95% to 2.20%     906,818     8.76 to  8.94        8,076,096      0.00%      24.06% to  25.13%
           2002 ...........   0.95% to 2.20%     105,456     8.47 to  8.49          894,733      0.00%     -15.30% to -15.11%(a)(b)

     Gartmore GVIT Global Utilities Fund - Class I
           2004 ...........       1.25%            5,134        11.05                56,731      0.58%            4.75%

     Gartmore GVIT Global Utilities Fund - Class III
           2004 ...........   0.95% to 2.55%     404,084    10.27 to  9.87        4,118,878      0.69%       4.94% to   4.14%
           2003 ...........   0.95% to 2.15%     244,223     8.58 to  8.79        2,136,002      0.11%       9.53% to  10.46%
           2002 ...........   0.95% to 2.05%      43,361     8.53 to  8.58          371,361      0.00%     -14.66% to -14.17%(a)(b)

     Gartmore GVIT Government Bond Fund - Class I
           2004 ...........   0.95% to 2.65%  53,388,197    13.84 to 11.53      691,932,606      3.42%      -0.56% to  -1.41%
           2003 ...........   0.95% to 2.25%  77,425,507    11.98 to 14.14    1,027,728,249      2.00%       1.79% to   2.64%
           2002 ...........   0.95% to 2.25%  63,165,369    11.20 to 13.00      776,339,237      2.28%       2.83% to   3.70%
           2001 ...........   0.95% to 2.10%  39,218,512    10.57 to 12.03      454,593,596      2.71%       1.15% to   1.94%
           2000 ...........   0.95% to 1.95%  24,040,831     9.75 to 10.96      259,536,790      2.97%       3.02% to   3.54%

     Gartmore GVIT Government Bond Fund - Class II
           2004 ...........   1.50% to 2.60%   1,708,177    10.66 to 10.40       18,085,550      3.34%      -0.96% to  -1.51%
           2003 ...........   1.50% to 2.60%   2,193,302    10.84 to 10.98       24,003,101      2.28%       1.71% to   2.27%

     Gartmore GVIT Growth Fund - Class I
           2004 ...........   0.95% to 2.50%  14,059,886     6.78 to  4.64       92,485,192      0.06%       2.18% to   1.43%
           2003 ...........   0.95% to 2.05%  15,593,590     3.90 to  5.78       87,458,747      0.00%      13.52% to  14.49%
           2002 ...........   0.95% to 2.05%  18,333,735     4.02 to  5.90      105,602,234      0.00%     -18.21% to -17.54%
           2001 ...........   0.95% to 1.90%  21,974,721     5.45 to  7.87      169,843,296      0.00%     -22.35% to -21.70%
           2000 ...........   0.95% to 2.15%  23,596,218     9.65 to 13.85      323,143,593      0.16%      -0.33% to   0.28%

     Gartmore GVIT ID Aggressive Fund - Class II
           2004 ...........   0.95% to 2.65%   5,805,036    11.16 to 10.70       64,158,744      0.44%       3.48% to   2.65%
           2003 ...........   0.95% to 2.60%   2,956,665     8.88 to  9.11       26,748,166      0.66%       9.36% to  10.35%
           2002 ...........   0.95% to 2.20%     445,096     9.32 to  9.46        4,202,901      0.00%      -7.90% to  -5.42%(a)(b)

     Gartmore GVIT ID Conservative Fund - Class II
           2004 ...........   0.95% to 2.65%  10,458,515    10.70 to 10.26      110,914,630      1.03%       0.48% to  -0.37%
           2003 ...........   0.95% to 2.60%  10,246,209    10.06 to 10.31      105,061,009      1.31%       2.59% to   3.47%
           2002 ...........   0.95% to 2.20%   1,648,609     9.90 to  9.97       16,411,673      0.00%      -1.04% to  -0.32%(a)(b)

     Gartmore GVIT ID Moderate Fund - Class II
           2004 ...........   0.95% to 2.65%  34,125,160    10.99 to 10.54      371,339,941      0.75%       1.98% to   1.14%
           2003 ...........   0.95% to 2.60%  21,804,127     9.49 to  9.73      210,866,007      0.94%       6.43% to   7.37%
           2002 ...........   0.95% to 2.20%   3,417,471     9.57 to  9.66       32,947,003      0.00%      -4.94% to  -3.45%(a)(b)

     Gartmore GVIT ID Moderately Aggressive Fund - Class II
           2004 ...........   0.95% to 2.85%  16,601,618    11.10 to 10.59      182,331,774      0.59%       2.72% to   1.79%
           2003 ...........   0.95% to 2.60%   9,653,010     9.12 to  9.39       89,977,494      0.78%       7.93% to   9.00%
           2002 ...........   0.95% to 2.20%   1,586,746     9.45 to  9.56       15,140,823      0.00%      -6.47% to  -4.42%(a)(b)

     Gartmore GVIT ID Moderately Conservative Fund - Class II
           2004 ...........   0.95% to 2.65%  15,853,269    10.88 to 10.44      170,902,291      0.92%       1.09% to   0.25%
           2003 ...........   0.95% to 2.60%  12,135,142     9.82 to 10.07      121,504,967      1.15%       4.48% to   5.38%
           2002 ...........   0.95% to 2.20%   1,879,125     9.75 to  9.82       18,432,709      0.00%      -2.81% to  -1.77%(a)(b)

                                                                     (Continued)

    NATIONWIDE VARIABLE ACCOUNT-9 (NOTES TO FINANCIAL STATEMENTS, Continued)

                                 Contract                                                      Investment
                                  Expense                        Unit            Contract        Income           Total
                                   Rate*         Units         Fair Value     Owners' Equity     Ratio**        Return***
                              -------------   -----------   ---------------   --------------   ----------   -----------------
     Gartmore GVIT International Growth Fund - Class I
           2004 ...........   0.95% to 2.10%      168,303   $ 6.50 to  5.78   $    1,056,446      0.00%      -1.26% to  -1.77%
           2003 ...........   0.95% to 1.85%      194,275     4.60 to  5.12          962,377      0.00%       3.76% to   4.44%
           2002 ...........   0.95% to 1.85%      309,677     5.46 to  6.00        1,810,213      0.00%      -8.52% to  -7.92%
           2001 ...........   0.95% to 1.90%      424,315     6.81 to  7.39        3,023,549      0.24%     -20.49% to -19.97%

     Gartmore GVIT International Growth Fund - Class III
           2004 ...........   0.95% to 2.10%      479,665    10.30 to 10.04        4,907,250      0.00%      -1.26% to  -1.77%
           2003 ...........   0.95% to 2.05%      298,742     8.02 to  8.13        2,418,826      0.00%       3.78% to   4.43%
           2002 ...........   0.95% to 2.05%       62,736     9.50 to  9.52          596,677      0.00%      -5.01% to  -4.84%(a)(b)

     Gartmore GVIT International Value Fund - Class VI
           2004 ...........   1.50% to 2.05%        3,935    10.36 to 10.35           40,755      1.73%       3.59% to   3.50%(a)(b)

     Gartmore GVIT J.P. Morgan Balanced Fund - Class I
           2004 ...........   0.95% to 2.65%   15,284,231    10.51 to  8.80      156,778,651      0.86%       1.14% to   0.30%
           2003 ...........   0.95% to 2.20%   14,755,907     8.00 to  9.59      138,453,840      0.83%       7.27% to   8.22%
           2002 ...........   0.95% to 2.20%   14,442,029     7.85 to  9.29      132,044,909      1.09%      -9.57% to  -8.92%
           2001 ...........   0.95% to 2.10%   11,754,505     8.98 to 10.47      121,869,544      1.19%      -2.79% to  -2.12%
           2000 ...........   0.95% to 2.20%    7,901,517     9.60 to 11.07       87,209,596      1.49%       1.56% to   2.20%

     Gartmore GVIT Mid Cap Growth Fund - Class I
           2004 ...........   0.95% to 2.65%    8,334,300    11.25 to  8.69       95,785,583      0.00%       5.98% to   5.13%
           2003 ...........   0.95% to 2.25%    8,829,561     3.89 to 10.13       84,320,334      0.00%      20.71% to  21.85%
           2002 ...........   0.95% to 2.25%    9,525,449     3.93 to 10.13       91,257,825      0.00%     -24.72% to -24.08%
           2001 ...........   0.95% to 2.00%   10,276,487    10.38 to 16.61      161,313,715      0.00%     -14.92% to -14.18%
           2000 ...........   0.95% to 2.45%    8,108,785     9.60 to 24.18      183,090,368      0.00%      -3.95% to   4.54%(a)

     Gartmore GVIT Money Market Fund - Class I
           2004 ...........   0.95% to 2.60%   61,465,227    11.72 to  9.96      693,267,001      0.25%      -0.23% to  -1.06%
           2003 ...........   0.95% to 2.60%   81,199,321    10.18 to 11.77      922,256,839      0.38%      -0.93% to  -0.10%
           2002 ...........   0.95% to 2.25%  106,206,324     7.78 to 11.77    1,204,152,217      0.59%      -0.57% to   0.15%
           2001 ...........   0.95% to 2.10%   78,231,195     9.59 to 11.67      885,699,501      2.24%       1.10% to   1.83%
           2000 ...........   0.95% to 2.20%   45,934,408    10.35 to 13.15      504,349,964      2.68%       1.69% to   2.33%

     Gartmore GVIT Nationwide(R) Fund - Class I
           2004 ...........   0.95% to 2.65%   38,456,349    11.30 to  8.62      429,696,044      0.50%       1.69% to   0.87%
           2003 ...........   0.95% to 2.25%   41,854,013     7.28 to  9.83      407,329,954      0.36%      10.80% to  11.75%
           2002 ...........   0.95% to 2.25%   47,935,317     7.54 to 10.06      478,483,590      0.32%      -7.15% to  -6.41%
           2001 ...........   0.95% to 2.10%   48,273,320     8.58 to 11.28      542,219,480      0.37%      -8.97% to  -8.33%
           2000 ...........   0.95% to 2.10%   41,517,184    10.05 to 13.05      541,198,005      0.27%       2.28% to   2.87%

     Gartmore GVIT Nationwide(R) Fund - Class II
           2004 ...........   1.50% to 2.60%      231,311    10.24 to  9.99        2,344,661      0.40%       1.21% to   0.64%
           2003 ...........   1.50% to 2.60%      217,906     8.87 to  8.99        1,948,949      0.32%      10.73% to  11.35%

     Gartmore GVIT Nationwide(R) Leaders Fund - Class I
           2004 ...........       1.25%               324        10.76                 3,486      0.00%           3.67%

     Gartmore GVIT Nationwide(R) Leaders Fund - Class III
           2004 ...........   0.95% to 2.25%      481,098    11.83 to 11.46        5,650,499      0.00%       3.82% to   3.19%
           2003 ...........   0.95% to 2.20%      591,675     9.57 to  9.75        5,744,087      0.21%       5.78% to   6.51%
           2002 ...........   0.95% to 2.00%      621,107    10.52 to 10.58        6,567,294      0.00%       5.18% to   5.85%(a)(b)

     Gartmore GVIT Nationwide(R) Strategic Value Fund - Class I
           2003 ...........   0.95% to 1.80%    1,285,820     7.15 to 10.72       11,199,323      0.04%      13.49% to  14.23%
           2002 ...........   0.95% to 1.80%    1,654,926     7.25 to 10.79       14,490,869      0.00%     -15.61% to -15.11%
           2001 ...........   0.95% to 1.80%    2,040,202     8.91 to 13.16       21,730,676      0.32%      -1.49% to  -0.93%
           2000 ...........   0.95% to 1.90%    1,982,373     8.35 to 12.26       19,645,109      0.50%      -2.22% to  -1.75%

     Gartmore GVIT Small Cap Growth Fund - Class I
           2004 ...........   0.95% to 2.65%    7,506,370    13.52 to 12.36       99,908,217      0.00%       2.98% to   2.15%
           2003 ...........   0.95% to 2.25%    7,503,591     5.03 to 11.38       84,294,933      0.00%      14.22% to  15.29%
           2002 ...........   0.95% to 2.20%    7,369,189    11.43 to 11.97       87,433,598      0.00%     -20.46% to -19.85%
           2001 ...........   0.95% to 2.00%    5,452,519    15.51 to 15.99       86,704,588      0.00%      -6.27% to  -5.50%
           2000 ...........   0.95% to 2.30%    2,184,768     9.81 to 21.33       46,481,723      0.00%      -1.87% to   4.68%(a)

        Initial Funding by Depositor
           2001 ...........        0.00%          100,000         16.32            1,631,851      0.00%            8.79%

     Gartmore GVIT Small Cap Growth Fund - Class II
           2004 ...........   1.50% to 2.60%      207,845     9.73 to  9.50        2,008,960      0.00%      2.56% to   1.99%
           2003 ...........   1.50% to 2.60%      163,837     8.15 to  8.26        1,347,410      0.00%     14.28% to  14.92%

          NATIONWIDE VARIABLE ACCOUNT-9 (NOTES TO FINANCIAL STATEMENTS)

                                 Contract                                                     Investment
                                 Expense                         Unit           Contract        Income           Total
                                  Rate*          Units        Fair Value     Owners' Equity     Ratio**        Return***
                              -------------   ----------   ---------------   --------------   ----------   -----------------
     Gartmore GVIT Small Cap Value Fund - Class I
           2004 ...........   0.95% to 2.85%  20,088,518   $19.66 to 18.23    $451,650,536       0.00%       4.95% to   4.03%
           2003 ...........   0.95% to 2.40%  19,595,051    11.57 to 19.54     320,295,937       0.00%      17.49% to  18.71%
           2002 ...........   0.95% to 2.40%  22,361,460    11.94 to 19.94     369,169,167       0.00%     -13.58% to -12.76%
           2001 ...........   0.95% to 2.10%  15,326,130    16.54 to 23.49     290,944,701       0.00%      29.43% to  30.41%
           2000 ...........   0.95% to 2.25%   7,710,753    11.09 to 18.10     106,920,061       0.00%       9.84% to  10.93%(b)

     Gartmore GVIT Small Cap Value Fund - Class II
           2004 ...........   1.50% to 2.60%     286,674    11.44 to 11.17       3,261,102       0.00%       4.50% to   3.92%
           2003 ...........   1.50% to 2.60%     218,584     8.29 to  8.40       1,830,324       0.00%      17.59% to  18.24%

     Gartmore GVIT Small Company Fund - Class I
           2004 ...........   0.95% to 2.70%  17,592,984    16.63 to 15.89     321,394,241       0.00%       6.31% to   5.44%
           2003 ...........   0.95% to 2.25%  17,633,511     8.42 to 16.07     248,621,720       0.00%      13.58% to  14.64%
           2002 ...........   0.95% to 2.25%  18,967,501     8.65 to 16.32     270,121,729       0.00%      -5.63% to  -4.79%
           2001 ...........   0.95% to 1.95%  16,628,874    14.48 to 18.25     262,891,611       0.11%      -2.50% to  -1.82%
           2000 ...........   0.95% to 2.25%  12,151,023    10.03 to 18.48     189,236,219       0.03%       0.29% to   7.11%(a)

     Gartmore GVIT Small Company Fund - Class II
           2004 ...........   1.50% to 2.60%     397,608    11.47 to 11.20       4,527,753       0.00%       5.90% to   5.31%
           2003 ...........   1.50% to 2.60%     336,559     8.81 to  8.93       2,991,886       0.00%      13.52% to  14.15%

     Gartmore GVIT Turner Growth Focus Fund - Class I
           2003 ...........   0.95% to 1.90%     627,890     2.34 to  2.63       1,608,305       0.00%      20.58% to  21.54%
           2002 ...........   0.95% to 1.90%   1,649,198     2.23 to  2.47       3,884,920       0.00%     -36.01% to -35.47%
           2001 ...........   0.95% to 1.85%   1,240,010     4.25 to  4.59       5,599,665       0.00%     -28.05% to -27.48%

     Gartmore GVIT Turner Growth Focus Fund - Class III
           2003 ...........   0.95% to 1.90%     324,054     8.95 to  9.11       2,942,918       0.00%      20.42% to  21.33%
           2002 ...........   0.95% to 1.55%      31,459     8.46 to  8.48         266,524       0.00%     -15.38% to -15.24%(a)(b)

     Gartmore GVIT U.S. Growth Leaders Fund - Class I
           2004 ...........       1.25%            8,178        12.48             102,042        0.00%           1.81%

     Gartmore GVIT U.S. Growth Leaders Fund - Class III
           2004 ...........   0.95% to 2.60%   2,367,299    11.56 to 11.10      27,170,723       0.00%       1.96% to   1.11%
           2003 ...........   0.95% to 2.60%   2,373,671     9.29 to  9.52      22,475,615       0.00%      25.66% to  26.71%
           2002 ...........   0.95% to 2.05%     370,336     8.03 to  8.08       2,985,604       0.00%     -19.70% to -19.23%(a)(b)

     Gartmore GVIT Van Kampen Multi Sector Bond Fund - Class I
           2004 ...........   0.95% to 2.60%  13,118,149    13.01 to 11.71     168,473,796       2.17%      -0.99% to  -1.79%
           2003 ...........   0.95% to 2.60%  13,656,610    11.60 to 12.81     171,478,441       2.66%       6.31% to   7.20%
           2002 ...........   0.95% to 2.20%  13,037,637    10.48 to 11.46     146,687,774       2.99%       0.91% to   1.58%
           2001 ...........   0.95% to 1.95%   9,909,779    10.21 to 10.99     107,100,504       3.03%      -0.39% to   0.28%
           2000 ...........   0.95% to 1.95%   6,904,773    10.03 to 10.71      72,722,370       3.38%       1.49% to   2.00%

     Gartmore GVIT Worldwide Leaders Fund - Class I
           2004 ...........   0.95% to 2.50%   2,133,195     9.94 to  7.59      20,947,162       0.00%      -1.54% to  -2.25%
           2003 ...........   0.95% to 2.20%   2,603,335     6.00 to  8.31      21,021,935       0.00%       8.05% to   8.97%
           2002 ...........   0.95% to 2.20%   3,447,484     7.08 to  9.70      32,506,661       1.03%      -6.87% to  -6.11%
           2001 ...........   0.95% to 1.90%   3,713,460     8.17 to 10.97      39,683,456       1.02%     -15.37% to -14.72%
           2000 ...........   0.95% to 2.10%   3,293,513    10.96 to 14.67      47,070,988       0.88%      -1.68% to  -1.11%

     Gartmore GVIT Worldwide Leaders Fund - Class III
           2004 ...........   0.95% to 2.65%     546,801    13.39 to 13.14       7,283,804       0.00%      -1.54% to  -2.33%
           2003 ...........   0.95% to 2.20%     193,771    10.95 to 10.98       2,126,199       0.00%       9.51% to   9.81%(a)(b)

     Janus AS - Balanced Portfolio - Service Shares
           2004 ...........       1.25%            8,155         10.43              85,085       1.06%       1.15%

     Janus AS - Capital Appreciation Portfolio - Service Shares
           2004 ...........   0.95% to 2.70%  31,238,896     6.60 to  9.29     233,609,525       0.00%       5.30% to   4.42%
           2003 ...........   0.95% to 2.25%  35,921,576     5.44 to  8.65     232,626,164       0.15%       7.13% to   8.11%
           2002 ...........   0.95% to 2.25%  43,068,361     5.66 to  8.93     289,144,834       0.20%      -8.34% to  -7.48%
           2001 ...........   0.95% to 2.00%  46,355,366     6.92 to 10.79     377,447,525       0.65%     -14.73% to -14.01%
           2000 ...........   0.95% to 2.45%  26,830,554     9.58 to  9.64     258,335,369       0.08%      -4.24% to  -3.61%(a)(b)

     Janus AS - Global Technology Portfolio - Service II Shares
           2004 ...........   0.95% to 2.40%   1,932,919    10.23 to  9.90      19,631,047       0.00%      -1.31% to  -1.96%
           2003 ...........   0.95% to 2.25%   1,976,087     8.25 to  8.41      16,544,513       0.00%      17.35% to  18.29%
           2002 ...........   0.95% to 2.20%     636,936     8.50 to  8.52       5,424,246       0.00%     -14.98% to -14.79%(a)(b)

                                                                     (Continued)

     NATIONWIDE VARIABLE ACCOUNT-9 (NOTES TO FINANCIAL STATEMENTS, Continued)

                                      Contract                                                 Investment
                                      Expense                       Unit           Contract      Income             Total
                                       Rate*         Units       Fair Value    Owners' Equity    Ratio**          Return***
                                   -------------  ----------  ---------------  --------------  ----------  -----------------------
     Janus AS - Global Technology Portfolio - Service Shares
           2004 .................  0.95% to 2.45% 17,143,625  $ 3.39 to  3.15   $ 57,289,991      0.00%     -1.32% to  -2.00%
           2003 .................  0.95% to 2.20% 20,600,841    2.63 to  2.79     56,729,941      0.00%     16.70% to  17.70%
           2002 .................  0.95% to 2.20% 30,953,690    2.72 to  2.84     86,973,166      0.00%    -30.60% to -29.99%
           2001 .................  0.95% to 2.00% 37,421,913    4.70 to  4.81    179,118,732      0.55%    -27.00% to -26.30%
           2000 .................  0.95% to 2.45% 23,414,783    9.71 to  9.77    228,542,353      0.00%     -2.93% to  -2.29%(a)(b)
     Janus AS - International Growth Portfolio - Service II Shares
           2004 .................  0.95% to 2.50%  5,302,857   10.22 to  9.87     53,833,773      0.50%     -1.16% to  -1.86%
           2003 .................  0.95% to 2.25%  5,006,429    8.05 to  8.21     40,945,367      0.90%      4.94% to   5.83%
           2002 .................  0.95% to 2.20%  1,647,500    9.19 to  9.22     15,177,575      0.00%     -8.06% to  -7.83%(a)(b)
     Janus AS - International Growth Portfolio - Service Shares
           2004 .................  0.95% to 2.50% 16,091,463    6.02 to  9.78    113,590,411      0.47%     -1.24% to  -1.95%
           2003 .................  0.95% to 2.25% 19,944,849    4.63 to  8.39    113,281,456      0.78%      4.93% to   5.83%
           2002 .................  0.95% to 2.25% 29,542,980    5.27 to  9.48    189,174,631      0.32%    -13.30% to -12.57%
           2001 .................  0.95% to 2.00% 34,312,522    6.80 to 12.10    279,106,060      0.52%    -16.65% to -15.93%
           2000 .................  0.95% to 2.45% 20,094,039   10.03 to 10.10    202,689,853      0.00%      0.33% to   0.98%(a)(b)
     Janus AS - Risk-Managed Core Portfolio - Service Shares
           2004 .................  0.95% to 2.05%    165,078   13.03 to 12.87      2,145,451      0.84%      6.62% to   6.03%
           2003 .................  0.95% to 2.05%     15,439   10.58 to 10.60        163,603      0.00%      5.84% to   6.03%(a)(b)
     JPMorgan Series Trust II - JPMorgan Mid Cap Value Portfolio
           2004 .................  0.95% to 1.80%    177,480   10.20 to 10.18      1,808,736      0.00%      1.97% to   1.83%(a)(b)
     MFS(R) VIT - Investors Growth Stock Series - Service Class
           2004 .................      1.25%           1,867        10.34             19,308      0.00%             1.81%
     MFS(R) VIT - Mid Cap Growth Series - Service Class
           2004 .................  1.50% to 2.60%    431,414   10.27 to 10.02      4,397,903      0.00%      7.52% to   6.92%
           2003 .................  1.50% to 2.60%    368,859    8.19 to  8.30      3,049,583      0.00%     16.33% to  16.98%
     MFS(R) VIT - New Discovery Series - Service Class
           2004 .................  1.50% to 2.60%    195,942    9.80 to  9.57      1,906,497      0.00%     -0.10% to  -0.66%
           2003 .................  1.50% to 2.60%    158,291    8.24 to  8.35      1,315,749      0.00%     11.16% to  11.78%
     MFS(R) VIT - Value Series - Service Class
           2004 .................  1.25% to 2.60%    319,198   11.04 to 10.22      3,318,917      0.43%      2.67% to   1.97%
           2003 .................  1.50% to 2.60%    281,455    8.77 to  8.88      2,489,913      0.21%      6.22% to   6.82%
     Neuberger Berman AMT - Fasciano Portfolio - S Class
           2004 .................  1.25% to 2.60%    138,024   11.00 to 12.37      1,736,866      0.00%      4.91% to   4.19%
           2003 .................  1.50% to 2.60%    105,451   10.35 to 10.48      1,101,128      0.00%      6.16% to   6.76%
     Neuberger Berman AMT - Focus Portfolio - S Class
           2004 .................  1.50% to 2.60%     48,781   19.67 to 19.20        950,263      0.00%     -3.71% to  -4.24%
           2003 .................  1.50% to 2.60%     33,748   14.72 to 14.92        500,684      0.00%     36.34% to  37.10%
     Neuberger Berman AMT - Guardian Portfolio - I Class
           2004 .................  0.95% to 2.40%  7,834,710   15.03 to  9.76    109,981,477      0.00%      3.73% to   3.02%
           2003 .................  0.95% to 2.25%  8,466,061    7.68 to 12.60     99,749,475      0.00%     12.58% to  13.48%
           2002 .................  0.95% to 2.25%  9,336,579    8.31 to 13.47    118,507,771      0.66%    -12.21% to -11.60%
           2001 .................  0.95% to 1.90%  7,021,258    9.94 to 15.80    106,746,723      0.42%      0.42% to   1.11%
           2000 .................  0.95% to 2.15%  4,512,924   10.20 to 16.10     71,253,716      0.52%      2.62% to   3.24%
     Neuberger Berman AMT - Limited Maturity Bond Portfolio(R)- I  Class
           2004 .................  0.95% to 2.20%  3,685,629    9.99 to  9.84     37,008,862      0.00%     -0.47% to  -1.10%
           2003 .................  0.95% to 1.95%    615,381   10.02 to 10.44      6,210,975      0.00%      0.16% to   0.35%(a)(b)
     Neuberger Berman AMT - Mid Cap Growth Portfolio(R)- I Class
           2004 .................  0.95% to 2.65% 13,023,248   15.99 to  8.93    185,457,960      0.00%      6.99% to   6.13%
           2003 .................  0.95% to 2.25% 13,873,585    4.67 to 13.16    162,799,715      0.00%     10.63% to  11.67%
           2002 .................  0.95% to 2.20% 16,203,574    8.10 to 13.88    202,626,816      0.00%    -18.21% to -17.57%
           2001 .................  0.95% to 2.00% 15,738,904   11.54 to 19.44    281,148,914      0.00%    -14.51% to -13.80%
           2000 .................  0.95% to 2.40%  9,325,740   10.19 to 27.63    244,219,962      0.00%      1.90% to  12.26%(a)
     Neuberger Berman AMT - Partners Portfolio(R)- I Class
           2004 .................  0.95% to 2.35% 10,146,753   11.26 to  9.91    118,203,598      0.00%      4.89% to   4.21%
           2003 .................  0.95% to 2.20% 10,128,160    7.66 to 10.59     98,304,382      0.00%     16.25% to  17.16%
           2002 .................  0.95% to 2.20% 11,089,019    7.91 to 10.81    109,454,335      0.52%    -10.89% to -10.26%
           2001 .................  0.95% to 1.90% 10,717,385    9.24 to 12.39    120,056,543      0.37%     -1.81% to  -1.11%
           2000 .................  0.95% to 2.15% 10,601,639    9.32 to 12.45    118,040,150      0.75%     -1.61% to  -1.02%
     Neuberger Berman AMT - Socially Responsive Portfolio - I Class
           2004 .................  0.95% to 2.20%     31,008   10.23 to 12.30        331,154      0.00%      2.29% to   2.09%(a)(b)

          NATIONWIDE VARIABLE ACCOUNT-9 (NOTES TO FINANCIAL STATEMENTS)

                                      Contract                                                 Investment
                                      Expense                       Unit           Contract      Income              Total
                                       Rate*         Units       Fair Value    Owners' Equity    Ratio**           Return***
                                   -------------  ----------  ---------------  --------------  ----------  ------------------------
     Oppenheimer Aggressive Growth Fund/VA - Initial Class
           2004 .................  0.95% to 2.70% 17,367,265  $11.26 to  9.45  $213,001,700       0.00%      9.56% to   8.65%
           2003 .................  0.95% to 2.25% 17,969,127    7.42 to 11.54   183,057,927       0.00%     12.12% to  13.18%
           2002 .................  0.95% to 2.25% 20,730,351    7.65 to 11.77   214,486,184       0.63%    -18.41% to -17.63%
           2001 .................  0.95% to 1.95% 23,957,575   10.12 to 15.27   320,273,939       0.89%    -27.97% to -27.34%
           2000 .................  0.95% to 2.40% 15,800,613   10.51 to 28.88   389,627,907       0.00%      5.14% to  20.63%(a)
     Oppenheimer Capital Appreciation Fund/VA - Initial Class
           2004 .................  0.95% to 2.70% 33,618,518   13.87 to 10.18   474,281,618       0.31%      1.88% to   1.04%
           2003 .................  0.95% to 2.25% 33,967,251    6.60 to 12.80   406,163,368       0.40%     10.80% to  11.85%
           2002 .................  0.95% to 2.25% 35,850,231    6.64 to 12.72   426,394,038       0.56%    -20.31% to -19.57%
           2001 .................  0.95% to 2.10% 30,300,134   11.70 to 17.32   491,048,885       0.59%     -6.12% to  -5.33%
           2000 .................  0.95% to 2.40% 17,765,316   10.78 to 20.19   332,351,838       0.12%      7.85% to   8.90%(a)
     Oppenheimer Capital Appreciation Fund/VA - Service Class
           2004 .................  1.50% to 2.60%    734,384   10.25 to 10.00     7,474,873       0.23%      1.47% to   0.90%
           2003 .................  1.50% to 2.60%    657,294    8.62 to  8.74     5,720,694       0.33%     10.72% to  11.34%
     Oppenheimer Global Securities Fund/VA - Class 3
           2004 .................  0.95% to 2.65%  9,594,587   14.67 to 14.40   140,305,679       1.27%      2.87% to   2.06%
           2003 .................  0.95% to 2.60%  2,665,775   11.18 to 11.21    29,861,875       0.00%     11.77% to  12.08%(a)(b)
     Oppenheimer Global Securities Fund/VA - Initial Class
           2004 .................  0.95% to 2.85% 17,722,338    9.34 to 13.44   180,571,151       1.27%      2.84% to   1.93%
           2003 .................  0.95% to 2.40% 23,177,028    6.83 to 11.11   181,326,373       0.99%     10.05% to  11.19%
           2002 .................  0.95% to 2.40% 23,292,084    7.46 to 12.04   197,074,791       0.48%     -8.50% to  -7.61%
           2001 .................  0.95% to 1.85% 12,268,561    8.61 to 13.71   118,057,968       0.57%     -9.46% to  -8.81%
           2000 .................  0.95% to 1.65%    504,209   10.08 to 10.09     5,088,087       0.00%      0.83% to   0.95%(a)(b)
     Oppenheimer Global Securities Fund/VA - Service Class
           2004 .................  1.50% to 2.60%    589,784   11.09 to 10.83     6,490,630       1.15%      2.46% to   1.89%
           2003 .................  1.50% to 2.60%    771,037    8.41 to  8.52     6,543,716       0.73%     10.16% to  10.78%
     Oppenheimer High Income Fund/VA - Service Class
           2004 .................       1.25%          3,433        10.41            35,736       0.00%             0.90%
     Oppenheimer Main Street Fund(R)/VA - Initial Class
           2004 .................  0.95% to 2.65% 34,118,046   10.63 to  9.11   384,975,335       0.83%      2.09% to   1.27%
           2003 .................  0.95% to 2.20% 34,940,169    7.30 to 10.49   338,261,885       0.97%      8.84% to   9.83%
           2002 .................  0.95% to 2.25% 36,561,864    7.24 to 11.01   370,826,869       0.70%     -8.20% to  -7.46%
           2001 .................  0.95% to 2.00% 32,243,525    8.97 to 12.54   370,664,935       0.53%     -7.13% to  -6.40%
           2000 .................  0.95% to 2.45% 18,401,298    9.95 to 14.80   244,345,526       0.35%     -0.91% to  -0.28%
     Oppenheimer Main Street Fund(R)/VA - Service Class
           2004 .................  1.50% to 2.60%    878,229   10.19 to  9.94     8,891,444       0.70%      1.68% to   1.12%
           2003 .................  1.50% to 2.60%    777,447    8.68 to  8.79     6,814,306       0.90%      8.72% to   9.33%
     Oppenheimer Main Street Small Cap Fund(R)/VA - Service Class
           2004 .................      1.25%           1,150        10.79            12,407       0.00%             4.72%
     Oppenheimer Strategic Bond Fund/VA - Service Class
           2004 .................  1.50% to 2.60%    419,684   11.77 to 11.49     4,907,661       4.96%     -0.72% to  -1.27%
           2003 .................  1.50% to 2.60%    362,564   11.03 to 11.18     4,038,605       4.72%      8.20% to   8.80%
     Strong Opportunity Fund II, Inc. - Investor Class
           2004 .................  0.95% to 2.70% 20,726,894    9.97 to 11.58   216,564,338       0.00%      8.28% to   7.39%
           2003 .................  0.95% to 2.25% 21,754,937    7.52 to  9.79   179,158,673       0.00%     14.51% to  15.60%
           2002 .................  0.95% to 2.25% 21,674,157    7.69 to  9.93   181,709,348       0.00%    -16.32% to -15.56%
           2001 .................  0.95% to 1.90% 10,120,362    9.66 to 12.33   106,531,547       0.12%     -1.10% to  -0.43%
           2000 .................  0.95% to 2.00%  1,007,584    9.61 to  9.63     9,697,292       0.00%     -3.88% to  -3.72%(a)(b)
     Van Eck WIT - Worldwide Emerging Markets Fund - Class R1
           2004 .................  0.95% to 2.05%    338,606    9.86 to  9.84     3,337,152       0.00%     -1.41% to  -1.58%(a)(b)
     Van Eck WIT - Worldwide Emerging Markets Fund - Initial Class
           2004 .................  0.95% to 2.30%  3,159,613    9.12 to 15.43    37,855,792       0.65%     -2.80% to  -3.38%
           2003 .................  0.95% to 2.20%  5,909,820    6.71 to 14.73    62,071,668       0.16%      9.05% to   9.88%
           2002 .................  0.95% to 2.20%  6,232,568    6.76 to 14.84    60,232,115       0.17%      5.57% to   6.32%
           2001 .................  0.95% to 1.95%  4,309,006    6.47 to 14.21    36,705,769       0.00%     -2.06% to  -1.20%
           2000 .................  0.95% to 2.40%  3,962,688    8.57 to 21.80    48,200,399       0.00%    -14.31% to -12.83%(a)
     Van Eck WIT - Worldwide Hard Assets Fund - Class R1
           2004 .................  0.95% to 2.55%    303,570   10.44 to 10.41     3,167,108       0.00%      4.37% to   4.10%(a)(b)

                                                                     (Continued)

     NATIONWIDE VARIABLE ACCOUNT-9 (NOTES TO FINANCIAL STATEMENTS, Continued)

                                        Contract                                                Investment
                                        Expense                      Unit           Contract      Income             Total
                                         Rate*        Units       Fair Value    Owners' Equity    Ratio**          Return***
                                     -------------  ---------  ---------------  --------------  ----------  -----------------------
     Van Eck WIT - Worldwide Hard Assets Fund - Initial Class
           2004 ...................  0.95% to 2.30% 2,227,127  $10.20 to 15.11   $ 27,408,700      0.42%      2.63% to   2.01%
           2003 ...................  0.95% to 2.20% 1,777,919    7.32 to 12.54     15,763,788      0.53%      5.25% to   6.13%
           2002 ...................  0.95% to 2.05% 2,951,516    7.80 to 13.39     29,329,049      0.47%      8.09% to   8.83%
           2001 ...................  0.95% to 1.90% 1,487,131    7.78 to 13.37     13,692,609      0.85%     -4.50% to  -3.87%
           2000 ...................  0.95% to 1.70% 1,155,493    7.59 to 13.07      9,740,940      0.88%      3.04% to   3.43%
     Van Kampen LIT - Comstock Portfolio - Class II
           2004 ...................  1.50% to 2.60% 1,608,868   10.79 to 10.53     17,217,669      0.80%      4.12% to   3.54%
           2003 ...................  1.50% to 2.60% 1,329,348    8.91 to  9.03     11,949,202      0.77%     11.61% to  12.23%
     Van Kampen LIT - Emerging Growth Portfolio - Class II
           2004 ...................  1.50% to 2.60%   303,631    9.23 to  9.01      2,777,850      0.00%      1.51% to   0.94%
           2003 ...................  1.50% to 2.60%   260,454    8.06 to  8.17      2,117,865      0.00%     11.81% to  12.44%
     Van Kampen UIF - Core Plus Fixed Income Portfolio - Class II
           2004 ...................  1.50% to 2.05%    29,199   10.11 to 10.04        294,483      0.00%     -0.06% to  -0.34%
           2003 ...................  1.60% to 2.05%     8,074   10.03 to 10.03         81,013      0.00%      0.27% to   0.35%(a)(b)
     Van Kampen UIF - Emerging Markets Debt Portfolio - Class I
           2004 ...................  0.95% to 2.40% 2,463,546   15.05 to 19.72     44,995,964      0.00%     -3.67% to  -4.34%
           2003 ...................  0.95% to 2.25% 3,038,935   14.35 to 22.09     53,145,343      0.00%     16.13% to  16.98%
           2002 ...................  0.95% to 2.20% 1,858,870   11.31 to 17.42     25,127,189      0.00%     -1.02% to  -0.32%
           2001 ...................  0.95% to 1.85% 1,719,654   10.86 to 16.74     22,573,802      0.00%      3.59% to   4.28%
           2000 ...................  0.95% to 2.00%   959,241   10.02 to 15.45     10,686,393      0.00%      5.45% to   6.01%
     Van Kampen UIF - Mid Cap Growth Portfolio - Class I
           2004 ...................  0.95% to 2.25% 3,539,355    6.23 to  8.59     23,634,821      0.00%      7.70% to   7.07%
           2003 ...................  0.95% to 2.20% 2,548,234    4.68 to  7.01     13,274,092      0.00%     17.23% to  18.08%
           2002 ...................  0.95% to 2.20% 2,528,256    4.77 to  7.11     13,415,807      0.00%    -19.41% to -18.82%
           2001 ...................  0.95% to 1.85% 1,431,470    7.04 to 10.37     11,136,803      0.00%    -18.25% to -17.64%
           2000 ...................  0.95% to 1.50%    25,217    9.88 to  9.89        249,295      0.00%     -1.19% to  -1.10%(a)(b)
     Van Kampen UIF - U.S. Real Estate Portfolio - Class I
           2004 ...................  0.95% to 2.85% 3,124,159   17.07 to 17.65    239,308,617      0.00%      6.68% to   5.72%
           2003 ...................  0.95% to 2.60% 2,457,958   13.22 to 15.64    177,390,259      0.00%     12.41% to  13.50%
           2002 ...................  0.95% to 2.40% 2,773,361   13.08 to 15.46    179,269,827      0.00%      8.91% to   9.92%
           2001 ...................  0.95% to 2.10% 7,260,549   11.78 to 13.94     90,898,206      0.00%      6.74% to   7.57%
           2000 ...................  0.95% to 2.30% 3,891,516    9.83 to 11.65     39,796,843      3.49%     10.00% to  14.00%
     Victory VIF - Diversified Stock Fund Class A Shares
           2004 ...................  0.95% to 2.15% 1,841,008   10.32 to  9.65     18,498,389      0.02%      3.30% to   2.74%
           2003 ...................  0.95% to 1.70% 1,967,654    8.00 to  8.45     16,265,661      0.17%     12.43% to  13.17%
           2002 ...................  0.95% to 1.85% 2,061,684    8.10 to  8.48     17,190,398      0.19%    -14.47% to -13.88%
           2001 ...................  0.95% to 1.85% 1,644,729    9.92 to 10.24     16,636,236      0.19%      2.64% to   3.33%
           2000 ...................  1.00% to 1.90%   566,815    9.72 to  9.84      5,533,058      0.49%     -3.16% to  -1.63%(b)
     Initial Funding by Depositor
           2004 ...................      0.00%        100,000       10.77           1,076,514      0.02%              4.20%
           2003 ...................      0.00%        100,000        8.74             873,760      0.17%             14.12%
           2002 ...................      0.00%        100,000        8.69             868,511      0.19%            -12.83%
           2001 ...................      0.00%        100,000       10.39           1,038,853      0.19%              4.27%
     Victory VIF - Investment Quality Bond Fund Class A Shares
           2004 ...................  1.20% to 1.65%    61,627   12.14 to 11.86        747,443      2.28%     -1.50% to  -1.72%
           2003 ...................  1.20% to 1.65%    77,248   12.33 to 12.56        969,245      1.12%      1.34% to   1.57%
           2002 ...................  1.20% to 1.65%    85,321   11.59 to 11.75      1,001,706      2.54%      2.27% to   2.50%
           2001 ...................  1.20% to 1.65%   100,573   10.98 to 11.08      1,114,141      4.16%      1.49% to   1.73%
           2000 ...................  1.20% to 1.65%    93,662   10.20 to 10.25        959,746      2.81%      2.96% to   3.20%
     Initial Funding by Depositor
           2004 ...................      0.00%        100,000       12.93           1,293,034      2.28%             -0.25%
           2003 ...................      0.00%        100,000       13.22           1,321,855      1.12%              2.77%
           2002 ...................      0.00%        100,000       12.21           1,221,479      0.00%              3.70%
           2001 ...................      0.00%        100,000       11.39           1,138,542      0.00%              2.93%
     Victory VIF - Small Company Opportunity Fund Class A Shares
           2004 ...................  0.95% to 2.05%   134,444   14.18 to 14.13      1,947,174      0.00%     11.24% to  10.69%
           2003 ...................  0.95% to 1.65%   144,098   10.90 to 11.43      1,620,791      0.04%     10.73% to  11.38%
           2002 ...................  0.95% to 1.70%   149,567   11.14 to 11.69      1,730,168      0.15%      6.18% to   6.81%
           2001 ...................  0.95% to 1.70%   129,461   11.28 to 11.83      1,522,532      0.21%     -0.43% to   0.15%
           2000 ...................  1.20% to 1.65%    58,122   10.59 to 10.64        618,383      0.27%      7.29% to   7.53%

          NATIONWIDE VARIABLE ACCOUNT-9 (NOTES TO FINANCIAL STATEMENTS)

                                      Contract                                                  Investment
                                       Expense                       Unit          Contract       Income          Total
                                        Rate*         Units       Fair Value    Owners' Equity    Ratio**       Return***
                                   --------------  ----------  ---------------  --------------  ----------  -----------------
     Initial Funding by Depositor
           2004 .................       0.00%       100,000    $    15.65        $  1,565,115      0.00%          12.15%
           2003 .................       0.00%       100,000         11.99           1,199,006      0.04%          12.33%
           2002 .................       0.00%       100,000         12.12           1,212,188      0.15%           7.76%
           2001 .................       0.00%       100,000         12.12           1,211,997      0.00%           1.10%
     W & R Target Funds, Inc.- Asset Strategy Portfolio
           2004 .................  0.95% to 2.50%  12,397,369   10.39 to  9.66    127,210,114      0.00%     -0.61% to  -1.34%
           2003 .................  0.95% to 2.25%  10,323,197    9.19 to  9.75     99,665,641      0.00%      2.16% to   2.94%
           2002 .................  0.95% to 2.10%   6,255,716    9.09 to  9.49     59,033,861      0.00%      1.75% to   2.52%
           2001 .................  0.95% to 1.80%   2,810,318    9.39 to  9.46     26,525,657      0.00%     -9.46% to  -8.88%
     W & R Target Funds, Inc.- Balanced Portfolio
           2004 .................  0.95% to 2.40%   9,589,680   10.42 to  9.90     98,732,450      0.00%      2.09% to   1.40%
           2003 .................  0.95% to 2.25%   7,498,496    8.83 to  9.28     68,912,109      0.00%      6.41% to   7.18%
           2002 .................  0.95% to 2.10%   5,943,389    8.84 to  9.14     54,043,065      0.00%     -4.83% to  -4.16%
           2001 .................  0.95% to 1.80%   2,640,873    9.76 to  9.83     25,912,033      0.00%     -4.60% to  -4.00%
     W & R Target Funds, Inc.- Bond Portfolio
           2004 .................  0.95% to 2.45%   8,526,420   12.06 to 11.45    101,675,004      0.00%     -0.53% to  -1.25%
           2003 .................  0.95% to 2.25%   9,307,124   11.33 to 12.13    111,922,204      0.00%      2.48% to   3.24%
           2002 .................  0.95% to 2.25%   6,510,896   10.66 to 11.24     72,796,630      0.00%      2.49% to   3.24%
           2001 .................  0.95% to 1.80%   2,465,994   10.39 to 10.46     25,750,349      0.00%      1.66% to   2.30%
     W & R Target Funds, Inc.- Core Equity Portfolio
           2004 .................  0.95% to 2.50%  31,920,054    7.79 to  7.40    245,387,243      0.00%      0.34% to  -0.39%
           2003 .................  0.95% to 2.25%  30,265,570    6.78 to  7.05    211,153,909      0.00%      4.61% to   5.45%
           2002 .................  0.95% to 2.25%  26,270,284    7.29 to  7.46    194,804,447      0.00%    -14.05% to -13.37%
           2001 .................  0.95% to 1.80%  11,425,204    8.96 to  9.03    102,958,806      0.00%    -12.21% to -11.64%
     W & R Target Funds, Inc.- Dividend Income Portfolio
           2004 .................  0.95% to 2.00%     126,223   10.04 to  9.95      1,263,636      0.00%      0.42% to   0.26%(a)(b)
     W & R Target Funds, Inc.- Growth Portfolio
           2004 .................  0.95% to 2.50%  38,929,777    8.23 to  8.00    316,178,902      0.00%      0.87% to   0.14%
           2003 .................  0.95% to 2.25%  31,966,176    6.99 to  7.27    229,844,130      0.00%      7.66% to   8.52%
           2002 .................  0.95% to 2.25%  25,868,219    7.33 to  7.56    192,825,168      0.00%    -13.35% to -12.67%
           2001 .................  0.95% to 1.80%  10,883,675    8.98 to  9.05     98,280,587      0.00%    -11.19% to -10.61%
     W & R Target Funds, Inc.- High Income Portfolio
           2004 .................  0.95% to 2.50%   6,120,421   12.67 to 11.92     76,686,439      0.00%      1.05% to   0.31%
           2003 .................  0.95% to 2.25%   5,196,639   11.19 to 11.66     60,060,697      0.00%      9.47% to  10.27%
           2002 .................  0.95% to 2.25%   3,892,845   10.09 to 10.38     40,174,842      0.00%     -5.42% to  -4.79%
           2001 .................  0.95% to 1.80%   1,427,930   10.54 to 10.61     15,127,101      0.00%      4.67% to   5.32%
     W & R Target Funds, Inc.- International II Portfolio
           2004 .................  0.95% to 2.00%     110,827   10.32 to 11.30      1,170,065      0.00%      3.20% to   3.04%(a)(b)
     W & R Target Funds, Inc.- International Portfolio
           2004 .................  0.95% to 2.45%   7,716,060    7.96 to  7.54     60,562,851      0.00%      1.57% to   0.87%
           2003 .................  0.95% to 2.25%   5,795,862    6.27 to  6.55     37,539,778      0.00%      2.60% to   3.39%
           2002 .................  0.95% to 2.25%   4,967,372    7.07 to  7.29     35,974,158      0.00%     -7.35% to  -6.70%
           2001 .................  0.95% to 1.70%   1,678,236    8.69 to  8.75     14,642,158      0.00%    -14.34% to -13.84%
     W & R Target Funds, Inc.- Limited-Term Bond Portfolio
           2004 .................  0.95% to 2.45%   3,815,411   11.64 to 11.05     43,849,146      0.00%     -0.59% to  -1.32%
           2003 .................  0.95% to 2.25%   3,556,770   11.13 to 11.72     41,280,205      0.00%      1.55% to   2.28%
           2002 .................  0.95% to 2.25%     759,714   10.65 to 11.06      8,356,821      0.00%      0.19% to   0.85%
           2001 .................  0.95% to 1.70%     167,639   10.52 to 10.59      1,770,771      0.00%      3.83% to   4.42%
     W & R Target Funds, Inc.- Micro Cap Growth Portfolio
           2004 .................  0.95% to 2.00%      54,620    9.99 to  9.71        538,594      0.00%     -0.06% to  -0.23%(a)(b)
     W & R Target Funds, Inc.- Money Market Portfolio
           2004 .................  0.95% to 2.40%   2,794,018   10.25 to  9.74     28,231,250      0.17%     -0.27% to  -0.97%
           2003 .................  0.95% to 2.25%   3,542,468    9.93 to 10.31     36,105,881      0.35%     -0.81% to  -0.16%
           2002 .................  0.95% to 1.90%   2,816,447   10.10 to 10.31     28,858,511      0.59%     -0.56% to   0.11%
           2001 .................  0.95% to 1.55%   1,942,574   10.16 to 10.22     19,813,325      1.94%      1.29% to   1.80%
     W & R Target Funds, Inc.- Science & Technology Portfolio
           2004 .................  0.95% to 2.50%  12,619,695    8.70 to  8.95    108,244,107      0.00%      5.59% to   4.84%
           2003 .................  0.95% to 2.25%   9,545,451    6.58 to  7.23     64,634,494      0.00%      6.55% to   7.40%
           2002 .................  0.95% to 2.25%   7,503,579    6.65 to  7.27     50,767,248      0.00%    -20.17% to -19.55%
           2001 .................  0.95% to 1.80%   3,281,581    8.34 to  8.40     27,506,951      0.00%    -13.98% to -13.41%

                                                                     (Continued)

    NATIONWIDE VARIABLE ACCOUNT-9 (NOTES TO FINANCIAL STATEMENTS, Continued)

                                     Contract                                                   Investment
                                      Expense                       Unit           Contract       Income          Total
                                       Rate*         Units       Fair Value     Owners' Equity    Ratio**       Return***
                                  -------------   ----------  ---------------  ---------------  ----------  -----------------
     W & R Target Funds, Inc.- Small Cap Growth Portfolio
           2004 ................  0.95% to 2.50%  14,662,193  $10.72 to 10.55  $   155,162,351     0.00%      5.12% to   4.38%
           2003 ................  0.95% to 2.25%  11,261,602    8.43 to  8.85       97,699,929     0.00%     14.67% to  15.58%
           2002 ................  0.95% to 2.25%  10,759,239    8.17 to  8.52       89,317,898     0.00%    -15.33% to -14.68%
           2001 ................  0.95% to 1.80%   3,249,745   10.28 to 10.35       33,562,465     0.00%      2.01% to   2.66%
     W & R Target Funds, Inc.- Small Cap Value Portfolio
           2004 ................  0.95% to 2.00%      64,832   10.51 to 11.41          711,095     0.00%      5.06% to   4.89%(a)(b)
     W & R Target Funds, Inc.- Value Portfolio
           2004 ................  0.95% to 2.45%  11,264,711   11.33 to 10.82      126,169,427     0.00%      4.33% to   3.61%
           2003 ................  0.95% to 2.25%   7,551,069    9.11 to  9.41       70,426,165     0.00%      6.49% to   7.30%
           2002 ................  0.95% to 2.25%   5,926,963    9.27 to  9.42       55,595,411     0.00%     -7.71% to  -7.06%
           2001 ................  0.95% to 1.65%     431,766    9.92 to  9.93        4,287,087     0.00%     -0.82% to  -0.65%(a)(b)
                                                                               ---------------

     2004 Reserves for annuity contracts in payout phase: ...................        1,201,214
                                                                               ---------------
     2004 Contract owners' equity ...........................................  $15,113,178,288
                                                                               ===============
     2003 Reserves for annuity contracts in payout phase: ...................       32,986,387
                                                                               ---------------
     2003 Contract owners' equity ...........................................  $13,256,528,438
                                                                               ===============
     2002 Reserves for annuity contracts in payout phase: ...................       20,025,636
                                                                               ---------------
     2002 Contract owners' equity ...........................................  $12,662,352,179
                                                                               ===============
     2001 Reserves for annuity contracts in payout phase: ...................       11,782,838
                                                                               ---------------
     2001 Contract owners' equity ...........................................  $11,985,281,400
                                                                               ===============
     2000 Reserves for annuity contracts in payout phase: ...................           14,438
                                                                               ---------------
     2000 Contract owners' equity ...........................................  $ 9,486,980,169
                                                                               ===============

* This represents the range of annual contract expense rates of the variable account for the period indicated and includes only those expenses that are charged through a reduction in the unit values.Excluded are expenses of the underlying fund portfolios and charges made directly to contract owner accounts through the redemption of units.

** This represents the dividends for the six month period indicated, excluding distributions of capital gains, received by the sub-account from the underlying mutual fund, net of management fees assessed by the fund manager, divided by average net assets. The ratios exclude those expenses, such as mortality and expense charges, that result in direct reductions to the contractholder accounts either through reductions in unit values or redemption of units.The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccounts invest.

*** This represents the range of minimum and maximum total returns for the underlying mutual fund option for the six month period indicated. The calculation of these returns reflects a deduction for expenses assessed through the daily unit value calculation. It does not include any expenses charged through the redemption of units, the inclusion of which would result in a reduction of the total return presented.

(a) & (b) Denote the minimum and maximum of the total return ranges, respectively, for underlying mutual fund options that were added during the reporting period. These returns were not annualized. Minimum and maximum ranges are not shown for underlying mutual fund options for which a single contract expense rate (product option) is representative of all units issued and outstanding at period end. Such options that were added during the reporting period are designated using both symbols.

--------------------------------------------------------------------------------

NATIONWIDE LIFE INSURANCE COMPANY
HOME OFFICE: ONE NATIONWIDE PLAZA . COLUMBUS, OHIO 43215-2220

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                                                                     NATIONWIDE
                                                                    ------------

Nationwide(R) is a registered federal service mark of Nationwide Mutual Insurance Company